    As filed with the Securities and Exchange Commission on April 13, 2012



                                                             File Nos. 333-54466

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 37                      [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 437                             [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Michael K. Farrell

                                   President

                    MetLife Investors USA Insurance Company

                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000


                                  COPIES TO:


                                Stephen E. Roth


                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415


                                 (202) 383-0158



                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]    on April 30, 2012 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.



[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

      SUPPLEMENT DATED APRIL 30, 2012 TO PROSPECTUSES DATED APRIL 30, 2012

For contracts issued on or after November 13, 2006 (or a later date, subject to state approval), this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"): Series VA (offered between March 22, 2001 and October 7, 2011), Series C (offered between September 4, 2001 and October 7, 2011), Series L, and Series XC. This supplement provides information in addition to that contained in the prospectus dated April 30, 2012 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

     When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten
     (10) years from the date your contract was issued. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot change your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information--Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, THE GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS, AND (WHERE AVAILABLE) THE GMIB MAX I RIDER) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Annuity Phase that you should be aware of. (See "Annuitization" below in this prospectus supplement).

2. LIFETIME WITHDRAWAL GUARANTEE--REMAINING GUARANTEED WITHDRAWAL AMOUNT

In the "Description of the Lifetime Withdrawal Guarantee II" section of the "LIVING BENEFITS" section of the prospectus, replace the last bullet item under the heading "It is important to note" with the following:

o At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II or LWG I rider. Your contract must be annuitized when

                                                                  SUPP-MLFAN0412
     the Annuitant attains age 95 unless your contract is held through a custodial account. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the LWG II or LWG I rider. Also, the tax treatment under annuitization may be different from the tax treatment of the payments received under the LWG II or LWG I rider. (See "Annuitization" below in this prospectus supplement and "Federal Income Tax Status -- Withdrawals" in the prospectus.)

3. ANNUITIZATION

Add the following at the end of the "Guaranteed Withdrawal Benefits" section of the "LIVING BENEFITS" section of the prospectus, just before the "Guaranteed Minimum Accumulation Benefit" section:


     GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. AT ANY TIME DURING THE
     -----------------------------------------------
     ACCUMULATION PHASE, YOU CAN ELECT TO ANNUITIZE UNDER CURRENT ANNUITY RATES IN LIEU OF CONTINUING ANY GUARANTEED WITHDRAWAL BENEFIT RIDER. FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 13, 2006 (OR A LATER DATE, SUBJECT TO STATE APPROVAL), WHEN THE ANNUITANT ATTAINS AGE 95, YOUR CONTRACT MUST BE ANNUITIZED UNLESS YOUR CONTRACT IS HELD THROUGH A CUSTODIAL ACCOUNT. (SEE "ANNUITY DATE" ABOVE IN THIS PROSPECTUS SUPPLEMENT.) AT THE REQUIRED ANNUITIZATION DATE YOU MUST SELECT ONE OF THE FOLLOWING ANNUITY INCOME
     OPTIONS:

     1)   Annuitize the Account Value under the contract's annuity provisions.

     2) Elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee riders) or Benefit Base (for GWB I or Enhanced GWB) is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount or Benefit Base to zero.

     3) If eligible for lifetime withdrawals under the LWG II or LWG I, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your and your spousal Beneficiary's death for the Joint Life version of the LWG II or LWG I). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue date, you will need to make an election if you would like to extend your Annuity Date to age 95 of the Annuitant, or later if your contract is held through a custodial account. At the time of annuitization, you will need to select an annuity income option from one of the above referenced payout options (or any other annuity income option available under your contract) (see "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Options" in the prospectus). The default annuity income option is a life annuity with 10 years of Annuity Payments guaranteed. We will increase your payments so your aggregate payments will not be less than what you would have received under a GWB rider, including the LWG II or LWG I.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor: MetLife Investors Distribution Company      Telephone: 800-343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                         METLIFE INVESTORS USA INSURANCE COMPANY



                                                                             AND



                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                       SERIES XC






                                                                  APRIL 30, 2012




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 63 investment choices -

a Fixed Account that offers an interest rate guaranteed by us, and 62 Investment Portfolios listed below.




The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase
Payment Credit may be more than offset by the fees and charges associated with the credit. We anticipate the contracts will be profitable for us over the long term.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):


     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Bond Portfolio (Class C)

     American Funds (Reg. TM) Growth Portfolio (Class C)

     American Funds (Reg. TM) International Portfolio (Class C)

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     Goldman Sachs Mid Cap Value Portfolio

     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Small Cap Growth Portfolio

     Janus Forty Portfolio

     JPMorgan Global Active Allocation Portfolio

     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton International Bond Portfolio*

     MetLife Balanced Plus Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio (Class E)

     Pyramis (Reg. TM) Government Income Portfolio

     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND:


     Barclays Capital Aggregate Bond Index Portfolio (Class G)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MSCI EAFE (Reg. TM) Index Portfolio (Class G)

         (formerly Morgan Stanley EAFE (Reg. TM) Index Portfolio)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C):

     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.



To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2012. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 89 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2012

TABLE OF CONTENTS                       PAGE






INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 18
     Market Timing...................... 18
2. PURCHASE............................. 19
     Purchase Payments.................. 19
     Termination for Low Account Value.. 19
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
       for Certain Riders............... 20
     Purchase Payment Credit............ 23
     Free Look.......................... 23
     Accumulation Units................. 24
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 25
     Description of the MetLife Asset
       Allocation Program............... 27
     Description of the American Funds
       (Reg. TM) Asset Allocation
       Portfolios....................... 28
     Description of the Met/Franklin
       Templeton Founding Strategy
       Portfolio........................ 28
     Description of the SSgA ETF
       Portfolios....................... 28
     Transfers.......................... 29
     Dollar Cost Averaging Programs..... 32
     Three Month Market Entry Program... 33
     Automatic Rebalancing Program...... 33
     Voting Rights...................... 34
     Substitution of Investment Options. 34
4. EXPENSES............................. 34
     Product Charges.................... 34
     Account Fee........................ 36
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 36
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge..................... 37
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 39
     Withdrawal Charge.................. 39
     Reduction or Elimination of the
       Withdrawal Charge................ 40
     Premium and Other Taxes............ 40
     Transfer Fee....................... 40
     Income Taxes....................... 41
     Investment Portfolio Expenses...... 41
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 41
     Annuity Date....................... 41
     Annuity Payments................... 41


     Annuity Options.................... 42
     Variable Annuity Payments.......... 43
     Fixed Annuity Payments............. 44
6. ACCESS TO YOUR MONEY................. 44
     Systematic Withdrawal Program...... 45
     Suspension of Payments or
       Transfers........................ 45
7. LIVING BENEFITS...................... 46
     Overview of Living Benefit Riders.. 46
     Guaranteed Income Benefits......... 46
     Description of GMIB Plus II........ 48
     Description of GMIB Plus I......... 53
     Description of GMIB II............. 55
     Description of GMIB I.............. 56
     Guaranteed Withdrawal Benefits..... 56
     Description of the Lifetime
     Withdrawal Guarantee II............ 58
     Description of the Lifetime
       Withdrawal Guarantee I........... 63
     Description of the Enhanced
       Guaranteed Withdrawal Benefit.... 65
     Description of the Guaranteed
       Withdrawal Benefit I............. 68
     Guaranteed Minimum Accumulation
       Benefit.......................... 69
8. PERFORMANCE.......................... 71
9. DEATH BENEFIT........................ 71
     Upon Your Death.................... 71
     Standard Death Benefit - Principal
       Protection....................... 72
     Optional Death Benefit - Annual
       Step-Up.......................... 72
     Optional Death Benefit - Enhanced
       Death Benefit I.................. 73
     Optional Death Benefit -
       Compounded-Plus.................. 76
     Additional Death Benefit -
       Earnings Preservation Benefit.... 76
     General Death Benefit Provisions... 77
     Spousal Continuation............... 78
     Death of the Annuitant............. 78
     Controlled Payout.................. 78
10. FEDERAL INCOME TAX STATUS........... 78
     Taxation of Non-Qualified
       Contracts........................ 79
     Taxation of Qualified Contracts.... 81
     Puerto Rico Tax Considerations..... 84
     Tax Benefits Related to the Assets
       of the Separate Account.......... 84
     Possible Tax Law Changes........... 84
11. OTHER INFORMATION................... 84
     MetLife Investors USA.............. 84
     The Separate Account............... 85
     Distributor........................ 85
     Selling Firms...................... 86
     Requests and Elections............. 87

  Ownership.............................  88
     Legal Proceedings..................  89
     Financial Statements...............  89
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  89
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                        PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 24
Annual Benefit Payment............................................ 59 and 65
Annuitant................................................................ 89
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Units............................................................ 42
Beneficiary.............................................................. 89
Benefit Base............................................................. 65
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base....................................................... 73
Fixed Account............................................................ 18
Good Order............................................................... 88
Guaranteed Accumulation Amount........................................... 69
Guaranteed Withdrawal Amount............................................. 66
GWB Withdrawal Rate...................................................... 65
Income Base.............................................................. 48
Income Phase............................................................. 18
Investment Portfolios.................................................... 25
Joint Owners............................................................. 89
Non-Qualified Contract................................................... 79
Owner.................................................................... 88
Purchase Payment Credit.................................................. 23
Purchase Payment......................................................... 19
Qualified Contract....................................................... 79
Remaining Guaranteed Withdrawal Amount................................... 58
Separate Account......................................................... 85
Total Guaranteed Withdrawal Amount....................................... 58

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. We will add a Purchase Payment Credit to your Account Value with respect to your initial Purchase Payment and any subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 4% (an additional 1% credit is added if your total Purchase Payments equal $1 million or more). A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors USA bears any loss. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496



ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)


--------------------------------------------------------------------------------


Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")




Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            8

               1                            8
               2                            8
               3                            7
               4                            6
               5                            5
               6                            4
               7                            3
               8                            2
         9 and thereafter                   0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)


(as a percentage of average Account Value in the Separate Account)





Mortality and Expense Charge                 1.30%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.55%
Death Benefit Rider Charges (Optional)
(Note 3)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       2.15%
  Death Benefits (Note 4)



--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. See below for an additional optional death benefit rider, the Enhanced Death Benefit I, for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)




GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II - maximum charge          1.50%
  GMIB Plus II - current charge          1.00%

  GMIB Plus I - maximum charge           1.50%
  GMIB Plus I - current charge           0.80%

  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge   1.60%
  Single Life version - current charge   1.25%
  Joint Life version - maximum charge    1.80%
  Joint Life version - current charge    1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge   0.95%
  Single Life version - current charge   0.50%
  Joint Life version - maximum charge    1.40%
  Joint Life version - current charge    0.70%


   -----------------------------------------------------------------------------





Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit - maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit - current charge

  Guaranteed Withdrawal Benefit -        0.95%
  maximum charge
  Guaranteed Withdrawal Benefit -        0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 6))
  Enhanced Death Benefit I - maximum     1.50%
  charge
  Enhanced Death Benefit I (issue age    0.75%
  69 or younger) - current charge
  Enhanced Death Benefit I (issue age    0.95%
  70-75) - current charge


   -----------------------------------------------------------------------------





Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.52%       1.34%
(expenses that are deducted from
Investment Portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES


(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.







                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.64%        0.25%          0.12%      0.02%      1.03%       0.00%         1.03%
  Allocation
 Portfolio
 American Funds (Reg. TM) Bond Portfolio   0.00%        0.55%          0.04%      0.36%      0.95%          -          0.95%
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.34%      0.91%          -          0.91%
  Portfolio
 American Funds (Reg. TM) International    0.00%        0.55%          0.06%      0.56%      1.17%          -          1.17%
  Portfolio
 AQR Global Risk Balanced Portfolio        0.63%        0.25%          0.30%      0.08%      1.26%       0.00%         1.26%
 BlackRock Global Tactical Strategies      0.68%        0.25%          0.03%      0.16%      1.12%       0.00%         1.12%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 Clarion Global Real Estate Portfolio      0.61%        0.25%          0.06%      0.00%      0.92%          -          0.92%
 Goldman Sachs Mid Cap Value Portfolio     0.72%        0.25%          0.04%      0.00%      1.01%          -          1.01%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.08%      0.00%      1.10%       0.02%         1.08%
 Invesco Balanced-Risk Allocation          0.66%        0.25%          0.15%      0.10%      1.16%       0.00%         1.16%
  Portfolio
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.03%      0.00%      1.13%       0.02%         1.11%
 Janus Forty Portfolio                     0.63%        0.25%          0.03%      0.00%      0.91%       0.01%         0.90%
 JPMorgan Global Active Allocation         0.78%        0.25%          0.11%      0.00%      1.14%       0.00%         1.14%
  Portfolio
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.06%      0.00%      1.00%          -          1.00%
 Legg Mason ClearBridge Aggressive         0.62%        0.25%          0.03%      0.00%      0.90%          -          0.90%
  Growth
 Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.10%      0.00%      1.05%          -          1.05%
 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%          0.04%      0.00%      0.79%          -          0.79%
 Lord Abbett Mid Cap Value Portfolio       0.67%        0.25%          0.06%      0.00%      0.98%       0.02%         0.96%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.08%      0.00%      0.93%          -          0.93%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.09%      0.00%      0.84%       0.03%         0.81%
 Portfolio
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.07%      0.00%      1.12%       0.00%         1.12%
 Met/Templeton International Bond          0.60%        0.25%          0.14%      0.00%      0.99%          -          0.99%
  Portfolio
 MetLife Balanced Plus Portfolio           0.27%        0.25%          0.02%      0.46%      1.00%       0.00%         1.00%
 MFS (Reg. TM) Emerging Markets Equity     0.92%        0.25%          0.17%      0.00%      1.34%          -          1.34%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.09%      0.00%      1.02%       0.06%         0.96%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.04%      0.00%      0.76%          -          0.76%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.25%          0.05%      0.00%      0.94%       0.01%         0.93%
 Pioneer Strategic Income Portfolio        0.58%        0.15%          0.06%      0.00%      0.79%          -          0.79%
 Pyramis (Reg. TM) Government Income       0.46%        0.25%          0.13%      0.00%      0.84%       0.00%         0.84%
  Portfolio
 Rainier Large Cap Equity Portfolio        0.66%        0.25%          0.03%      0.00%      0.94%       0.01%         0.93%
 RCM Technology Portfolio                  0.88%        0.25%          0.07%      0.00%      1.20%          -          1.20%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST (CONTINUED)
 Schroders Global Multi-Asset Portfolio    0.66%        0.25%          0.12%      0.00%      1.03%       0.00%         1.03%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.03%      0.00%      1.02%       0.01%         1.01%
 Turner Mid Cap Growth Portfolio           0.79%        0.25%          0.05%      0.00%      1.09%       0.00%         1.09%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.01%         0.85%
 METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond Index     0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 Portfolio
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.01%         0.59%
 Davis Venture Value Portfolio             0.70%        0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Jennison Growth Portfolio                 0.62%        0.25%          0.02%      0.00%      0.89%       0.07%         0.82%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.03%      0.00%      1.09%          -          1.09%
 Met/Dimensional International Small       0.81%        0.25%          0.21%      0.00%      1.27%       0.01%         1.26%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.01%      0.61%       0.00%         0.61%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%         0.51%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.11%      0.01%      0.72%       0.00%         0.72%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.06%      0.01%      0.62%       0.00%         0.62%
 Van Eck Global Natural Resources          0.78%        0.25%          0.04%      0.02%      1.09%          -          1.09%
  Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%         0.73%
  Government
 Portfolio
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio      0.06%        0.25%          0.01%      0.58%      0.90%          -          0.90%
 MetLife Moderate Strategy Portfolio       0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Balanced Strategy Portfolio       0.05%        0.25%          0.01%      0.67%      0.98%          -          0.98%
 MetLife Growth Strategy Portfolio         0.06%        0.25%          0.00%      0.76%      1.07%          -          1.07%
 MetLife Aggressive Strategy Portfolio     0.09%        0.25%          0.01%      0.75%      1.10%       0.00%         1.10%
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS (Reg. TM) ASSET ALLOCATION
PORTFOLIOS
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.36%      0.98%          -          0.98%
  Allocation
 Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.01%      0.37%      0.99%          -          0.99%
  Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.07%        0.55%          0.01%      0.39%      1.02%          -          1.02%
  Allocation
 Portfolio
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.01%      0.83%      1.14%       0.01%         1.13%
  Strategy
 Portfolio
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio      0.31%        0.25%          0.01%      0.21%      0.78%          -          0.78%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.03%      0.24%      0.84%          -          0.84%

The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain Investment Portfolios achieved as a result of directed brokerage arrangements. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2011.


Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Investment Portfolio prospectus for more information.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,515      (a)$2,832      (a)$4,092      (a)$7,363
       (b)$1,430      (b)$2,581      (b)$3,682      (b)$6,594


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$683      (a)$2,084      (a)$3,530      (a)$7,363
   (b)$598      (b)$1,833      (b)$3,120      (b)$6,594


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,162      (a)$1,754      (a)$2,266      (a)$3,557
       (b)$1,077      (b)$1,495      (b)$1,825      (b)$2,633


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$330      (a)$1,006      (a)$1,704      (a)$3,557
   (b)$245        (b)$746      (b)$1,263      (b)$2,633





The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.



MARKET TIMING



We have policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Investment Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular Investment Portfolios made by Owners within given periods of time and/or investigating transfer activity identified by the Investment Portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE


As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. (See "Purchase Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.



PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional Purchase Payments.


o  The minimum initial Purchase Payment we will accept is $10,000.


o If you want to make an initial Purchase Payment of $1 million or more, or an additional Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o You can make additional Purchase Payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional Purchase Payment is $100 per month.



o  We will accept a different amount if required by federal tax law.



o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or Purchase Payment and to limit future Purchase Payments.



TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.



ALLOCATION OF PURCHASE PAYMENTS



When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:

o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.



If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for Certain Riders."


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:



(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced

     Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Growth Strategy Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio and SSgA Growth ETF Portfolio.



OR


(B) You must allocate:



o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)



The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     American Funds (Reg. TM) Bond Portfolio

     Barclays Capital Aggregate Bond Index Portfolio

     BlackRock Money Market Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Western Asset Management U.S. Government Portfolio


Platform 2
----------



     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio

     American Funds (Reg. TM) Growth Portfolio

     American Funds (Reg. TM) International Portfolio

     American Funds (Reg. TM) Moderate Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Davis Venture Value Portfolio

     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Janus Forty Portfolio

     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     Metlife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio

     MSCI EAFE (Reg. TM) Index Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio

     Rainier Large Cap Equity Portfolio

     Schroders Global Multi-Asset Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Van Kampen Comstock Portfolio


Platform 3
----------


     Goldman Sachs Mid Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio

     MetLife Mid Cap Stock Index Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Turner Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio

     Invesco Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Templeton International Bond Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     RCM Technology Portfolio

     Russell 2000 (Reg. TM) Index Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Eck Global Natural Resources Portfolio



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.



The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.



SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.



Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.



PURCHASE PAYMENT CREDIT



Your Account Value will be credited with an additional amount (PURCHASE PAYMENT CREDIT) with respect to your initial Purchase Payment and each subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday (if Joint Owners are named, the age of the older Joint Owner will apply, and if a non-natural person owns the contract, then the Annuitant's age will apply).


The Purchase Payment Credit is an amount equal to 4% of the Purchase Payment. For contracts with Purchase Payments of $1,000,000 or more, the amount of the credit increases to 5%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total Purchase Payments to the $1,000,000 level and all subsequent payments). From time to time, we may offer promotional programs with higher Purchase Payment Credit rates that apply to contracts issued between specified dates. If your contract is issued during such a program, the amount of the Purchase Payment Credit you receive is determined by the terms of the program that was in effect when your contract was issued.



You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.


If you exercise the free-look provision, MetLife Investors USA will take back the Purchase Payment Credit(s) as described below.



Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable Purchase Payment. All Purchase Payment Credits are treated as earnings under the contract.



FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credits, or
(2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment

Credit(s) and MetLife Investors USA bears any loss. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:




1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and



2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.



The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).



EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $200 to your contract as a Purchase Payment Credit. You have told us you want this to go to the
   T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the T. Rowe Price Large Cap Value Portfolio is $12.50. We then divide $5,200 by $12.50 and credit your contract on Monday night with 416 Accumulation Units for the T. Rowe Price Large Cap Value Portfolio.



ACCOUNT VALUE



ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.



REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

Series XC is not available to Purchase Payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.





3. INVESTMENT OPTIONS


The contract offers 62 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the Investment Portfolios of the Met Investors Series Trust or the Metropolitan Series Fund (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and the Metropolitan Series Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each Investment Portfolio's 12b-1 Plan is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio


     American Funds (Reg. TM) Bond Portfolio (Class C)

     American Funds (Reg. TM) Growth Portfolio (Class C)

     American Funds (Reg. TM) International Portfolio (Class C)


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio



     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     Goldman Sachs Mid Cap Value Portfolio

     Harris Oakmark International Portfolio


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Small Cap Growth Portfolio

     Janus Forty Portfolio


     JPMorgan Global Active Allocation Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton International Bond Portfolio*


     MetLife Balanced Plus Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio (Class E)


     Pyramis (Reg. TM) Government Income Portfolio


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio


     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio


     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:




     Barclays Capital Aggregate Bond Index Portfolio (Class G)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)


     MSCI EAFE (Reg. TM) Index Portfolio (Class G)

         (formerly Morgan Stanley EAFE (Reg. TM) Index Portfolio)


     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio


     SSgA Growth ETF Portfolio



DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other Investment Portfolios of Met Investors Series Trust or Metropolitan Series Fund (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist

MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS


The following three American Funds (Reg. TM) Asset Allocation Portfolios (Class
C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds (Reg. TM) Asset Allocation Portfolios.


AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS
----------------------------------------------------


     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio will invest substantially all of its assets in certain funds of American Funds Insurance Series (Reg. TM) (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel.


Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes with respect to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the underlying portfolios). MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization, domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.



o  Your request for transfer must clearly state how much the transfer is for.



o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).




o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following Business Day.



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



MARKET TIMING. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Investment Portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds (Reg. TM) International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/Dimensional International Small Company, Met/Templeton International Bond, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, MSCI EAFE (Reg. TM) Index, Pioneer Strategic Income, Russell 2000 (Reg. TM) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Investment Portfolios, we rely on the underlying Investment Portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Investment Portfolios under that contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate market timing in any Investment Portfolios and there are no arrangements in place to permit any contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the market timing policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in disruptive trading activity, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



DOLLAR COST AVERAGING PROGRAMS



We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -

Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.



The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)



This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment (including Purchase Payment Credits applied to your contract) or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.



THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM



Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.



We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.




EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase - although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.30% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:





      Annual Step-Up Death Benefit          0.20%*
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %



*For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.

For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See ""Living Benefits
- Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your

Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Optional Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the

     Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then




3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:




Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8

  1                                         8
  2                                         8
  3                                         7
  4                                         6
  5                                         5
  6                                         4
  7                                         3
  8                                         2
  9 and thereafter                          0


For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.



PREMIUM AND OTHER TAXES



We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.



TRANSFER FEE



We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES



We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



INVESTMENT PORTFOLIO EXPENSES



There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.





5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity Payments must begin by the first day of the calendar month following the Annuitant's 90th birthday (this requirement may be changed by us).


When you purchase the contract, the Annuity Date will be the first day of the calendar month after the Annuitant's 90th birthday. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us, subject to restrictions that may apply in your state.


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.



ANNUITY PAYMENTS



You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or



o  a combination of both.



If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:




1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,



2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and



3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.



ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an Annuity Option when you purchase the contract. You can change it at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")




Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.




In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:

o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.



FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option. Current Annuity Option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.





6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:



o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:



o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")



o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")



o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM



You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;



o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.





7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS



We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:



Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)



Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.



Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)



The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.



Guaranteed Asset Accumulation Benefit
-------------------------------------



On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you select.



GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS

NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS



INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.



GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.



(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II



In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:




    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or




         (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)



In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base. For purposes of calculating the Income Base, Purchase Payment Credits are not included.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:



(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;



(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and



(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:




(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and




(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.



For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.



The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will continue to apply as long as the Enhanced Death Benefit I rider has not terminated.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:




(1)    Life annuity with 5 years of Annuity Payments guaranteed.




(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the GMIB Plus II rider.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).



Alternatively, if:



o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.



TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;



    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);




    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);




    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;




    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



    f)    The effective date of the Guaranteed Principal Option; or



    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.



For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------



(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.



(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7)


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.



(See Appendix D for examples illustrating the operation of the GMIB Plus II.)



DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.



GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:



(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.




(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.



(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.



(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.



(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fxed Account and the following Investment Portfolios:




    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio




    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio




    (e)    the AQR Global Risk Balanced Portfolio


    (f)    the BlackRock Global Tactical Strategies Portfolio


    (g)    the BlackRock Money Market Portfolio


    (h)    the Invesco Balanced-Risk Allocation Portfolio


    (i)    the JPMorgan Global Active Allocation Portfolio


    (j)    the MetLife Balanced Plus Portfolio


    (k)    the MetLife Balanced Strategy Portfolio


    (l)    the MetLife Defensive Strategy Portfolio


    (m)    the MetLife Growth Strategy Portfolio


    (n)    the MetLife Moderate Strategy Portfolio


    (o)    the Met/Franklin Templeton Founding Strategy Portfolio


    (p)    the Pyramis (Reg. TM) Government Income Portfolio


    (q)    the Schroders Global Multi-Asset Portfolio


    (r)    the SSgA Growth and Income ETF Portfolio


    (s)    the SSgA Growth ETF Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.



For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.



For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.



DESCRIPTION OF GMIB II



In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:



(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").



(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.



(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.



(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:



    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.



(10)    Termination provisions f) and g), above, do not apply.


(11)    There are no limitations to how you may allocate your

     Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix D for examples illustrating the operation of GMIB II.)



DESCRIPTION OF GMIB I



In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:



(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:



    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;



    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.



(2) The following replaces termination provision d), above:



     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.




(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.



GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)



If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS



MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")




IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


For purposes of calculating the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders, Purchase Payment Credits are not included.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first nine years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.



If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.



(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your

Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED
                                             ----
MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.



TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:



(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);




(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);




(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;




(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



(6)    the effective date of the cancellation of the rider;



(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or



(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).



Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.



ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.



Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
                                 -------------------------------------------
on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I



The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining

Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:




    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio




    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio




    (e)    the AQR Global Risk Balanced Portfolio


    (f)    the BlackRock Global Tactical Strategies Portfolio


    (g)    the BlackRock Money Market Portfolio


    (h)    the Invesco Balanced-Risk Allocation Portfolio


    (i)    the JPMorgan Global Active Allocation Portfolio


    (j)    the MetLife Balanced Plus Portfolio


    (k)    the MetLife Balanced Strategy Portfolio


    (l)    the MetLife Defensive Strategy Portfolio


    (m)    the MetLife Growth Strategy Portfolio


    (n)    the MetLife Moderate Strategy Portfolio


    (o)    the Met/Franklin Templeton Founding Strategy Portfolio


    (p)    the Pyramis (Reg. TM) Government Income Portfolio


    (q)    the Schroders Global Multi-Asset Portfolio


    (r)    the SSgA Growth and Income ETF Portfolio


    (s)    the SSgA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:



o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.



An Optional Reset will:



o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and



o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.



You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).



We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.



If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)



It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.



Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.



CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:



(1)    the date you make a full withdrawal of your Account Value;




(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);




(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;



(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);



(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.



ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.



GUARANTEED MINIMUM ACCUMULATION BENEFIT



The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your Purchase Payments and all of your Account Value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of Purchase Payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of Purchase Payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:




                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options - Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the

Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.



     EXAMPLE:



   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


Purchase Payment Credits are not considered to be Purchase Payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.



The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.



At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.



     EXAMPLE:



   Assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.



Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.





8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional

Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


For purposes of calculating the death benefits, Purchase Payments do not include Purchase Payment Credits.



STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:



(1)    the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP



You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or



(3)    the highest anniversary value, as defined below.



On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix F for examples of the Annual Step-Up death benefit rider.)



OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT I

In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.

          Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered a version of the Enhanced Death Benefit I rider that is no longer available. The prior version is the same as the current version except that:
(1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; (2) different investment allocation restrictions apply (see "Purchase -

Investment Allocation Restrictions for Certain Riders"); and (3) different rider charges apply (see "Expenses - Death Benefit Rider Charges").


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



The Optional Step-Up:




    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and




    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.

When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or



2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.



If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.



You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:




a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;




c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);




d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);




e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);



f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.



Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


(See Appendix F for examples of the Enhanced Death Benefit I.)

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS



In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or



(2)    the greater of (a) or (b) below:



    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:




         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and



(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                               Benefit Percentage



   Issue Age               Percentage
   ---------               ----------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).



GENERAL DEATH BENEFIT PROVISIONS



The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.



We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.



SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT



If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.



CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS



NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.



The following discussion generally applies to Non-Qualified Contracts owned by natural persons.



WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.



It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.




The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the Account Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross Account Value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;



o  made on or after the death of an Owner;



o  attributable to the taxpayer's becoming disabled;



o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or



o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed Annuity Option and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.


Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.



TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.



WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.



FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2012, $5,000 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2012. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the Account Value.



TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.



A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT



We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.



POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.





11. OTHER INFORMATION

METLIFE INVESTORS USA


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio

Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Bond Portfolio, the American Funds (Reg. TM) Growth Portfolio, the American Funds (Reg. TM) International Portfolio, the American Funds (Reg. TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.



SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and Purchase Payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.



We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales or Account Values of our variable insurance contracts. They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2011, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS



We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.



Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP



OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.



These rights include the right to:



o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).



o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008301          7.004420         9,286,471.2884
  01/01/2009    to  12/31/2009        7.004420          8.919228        15,007,484.7900
  01/01/2010    to  12/31/2010        8.919228          9.850085        17,804,582.7630
  01/01/2011    to  12/31/2011        9.850085          9.492567        18,939,432.7941
============   ==== ==========       =========         =========        ===============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038300          8.943139           790,860.6104
  01/01/2009    to  12/31/2009        8.943139          9.873009         1,531,600.5300
  01/01/2010    to  12/31/2010        9.873009         10.314243         1,951,922.2287
  01/01/2011    to  12/31/2011       10.314243         10.743934         1,863,328.0024
============   ==== ==========       =========         =========        ===============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998301          6.353235        16,408,181.3342
  01/01/2009    to  12/31/2009        6.353235          8.384885        21,262,237.3100
  01/01/2010    to  12/31/2010        8.384885          9.369155        21,749,656.8435
  01/01/2011    to  12/31/2011        9.369155          8.788721        20,055,252.4567
============   ==== ==========       =========         =========        ===============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988302          5.753720         2,481,892.0547
  01/01/2009    to  12/31/2009        5.753720          7.868382         3,716,158.6400
  01/01/2010    to  12/31/2010        7.868382          9.167241         4,658,037.1483
  01/01/2011    to  12/31/2011        9.167241          8.611175         4,553,063.5638
============   ==== ==========       =========         =========        ===============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088298          6.048679         1,701,002.1431
  01/01/2009    to  12/31/2009        6.048679          8.490229         2,463,110.1900
  01/01/2010    to  12/31/2010        8.490229          8.935936         3,106,999.0940
  01/01/2011    to  12/31/2011        8.935936          7.541827         3,343,041.8793
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018301          7.677443         7,364,007.6845
  01/01/2009    to  12/31/2009        7.677443          9.327990        11,237,324.6000
  01/01/2010    to  12/31/2010        9.327990         10.094473        11,851,260.7619
  01/01/2011    to  12/31/2011       10.094473          9.958552        11,878,393.4079
============   ==== ==========       =========         =========        ===============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.521641         12.346921           145,114.5742
  01/01/2009    to  12/31/2009       12.346921         17.828224           619,867.7000
  01/01/2010    to  12/31/2010       17.828224         20.322814           723,349.9054
  01/01/2011    to  12/31/2011       20.322814         20.480040           702,311.3140
============   ==== ==========       =========         =========        ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         12.820747         1,285,526.3249
  01/01/2005    to  12/31/2005       12.820747         14.301354         1,037,085.5635
  01/01/2006    to  12/31/2006       14.301354         19.374246         1,550,846.3065
  01/01/2007    to  12/31/2007       19.374246         16.212180         1,281,966.1503
  01/01/2008    to  12/31/2008       16.212180          9.310030         1,268,369.7004
  01/01/2009    to  12/31/2009        9.310030         12.350911         1,202,352.6400
  01/01/2010    to  12/31/2010       12.350911         14.119798         1,176,743.3391
  01/01/2011    to  12/31/2011       14.119798         13.126372         1,145,657.2316
============   ==== ==========       =========         =========        ===============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.959762         1,102,347.7665
  01/01/2005    to  12/31/2005       11.959762         13.252669         1,255,052.0060
  01/01/2006    to  12/31/2006       13.252669         15.097059         1,840,179.4484
  01/01/2007    to  12/31/2007       15.097059         15.323863         1,974,328.5432
  01/01/2008    to  12/31/2008       15.323863          9.644499         1,472,172.0346
  01/01/2009    to  12/31/2009        9.644499         12.563686         1,280,931.2900
  01/01/2010    to  12/31/2010       12.563686         15.368239         1,246,714.2721
  01/01/2011    to  12/31/2011       15.368239         14.180003         1,281,158.7945
============   ==== ==========       =========         =========        ===============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.931888             4,037.2252
  01/01/2002    to  12/31/2002       10.931888          8.816298           276,216.8987
  01/01/2003    to  12/31/2003        8.816298         11.716282         2,862,323.8722
  01/01/2004    to  12/31/2004       11.716282         13.903248         3,433,073.0381
  01/01/2005    to  12/31/2005       13.903248         15.639015         3,053,798.5167
  01/01/2006    to  12/31/2006       15.639015         19.841608         3,839,493.5102
  01/01/2007    to  12/31/2007       19.841608         19.316263         3,627,717.1768
  01/01/2008    to  12/31/2008       19.316263         11.242663         3,364,589.0969
  01/01/2009    to  12/31/2009       11.242663         17.165018         3,088,930.4000
  01/01/2010    to  12/31/2010       17.165018         19.676322         3,143,419.8913
  01/01/2011    to  12/31/2011       19.676322         16.612290         3,004,396.6055
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.848284           28,117.1670
  01/01/2002    to  12/31/2002       11.848284          8.457339          885,410.3746
  01/01/2003    to  12/31/2003        8.457339         11.563798        2,268,579.5739
  01/01/2004    to  12/31/2004       11.563798         12.117839        3,030,400.5294
  01/01/2005    to  12/31/2005       12.117839         12.918267        2,267,560.3441
  01/01/2006    to  12/31/2006       12.918267         14.524142        2,367,140.1379
  01/01/2007    to  12/31/2007       14.524142         15.882719        2,161,461.2596
  01/01/2008    to  12/31/2008       15.882719          9.581346        2,002,986.7571
  01/01/2009    to  12/31/2009        9.581346         12.624541        1,857,015.3000
  01/01/2010    to  12/31/2010       12.624541         15.685173        1,782,701.9618
  01/01/2011    to  12/31/2011       15.685173         15.277443        1,731,900.1818
============   ==== ==========      ==========        ==========        ==============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      144.950960        148.918147           12,508.3851
  01/01/2011    to  12/31/2011      148.918147        135.568725           22,918.9362
============   ==== ==========      ==========        ==========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.987487           20,124.3000
  01/01/2002    to  12/31/2002       10.987487          9.648180          538,310.0754
  01/01/2003    to  12/31/2003        9.648180         11.986389        2,255,146.6683
  01/01/2004    to  12/31/2004       11.986389         13.501246        1,793,295.2164
  01/01/2005    to  12/31/2005       13.501246         14.365513        1,502,465.8760
  01/01/2006    to  12/31/2006       14.365513         16.220973        1,416,020.0097
  01/01/2007    to  12/31/2007       16.220973         15.537278        1,317,758.5597
  01/01/2008    to  12/31/2008       15.537278          9.438450        1,228,489.0497
  01/01/2009    to  12/31/2009        9.438450         12.709648        1,164,393.3400
  01/01/2010    to  12/31/2010       12.709648         15.374937        1,123,733.5131
  01/01/2011    to  12/31/2011       15.374937         14.340191        1,050,170.0841
============   ==== ==========      ==========        ==========        ==============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634          7.299489          375,946.0256
  01/01/2002    to  12/31/2002        7.299489          5.186539        1,550,682.3521
  01/01/2003    to  12/31/2003        5.186539          6.684840        4,963,173.8274
  01/01/2004    to  12/31/2004        6.684840          7.137295        4,250,790.1304
  01/01/2005    to  12/31/2005        7.137295          7.981937        2,950,067.8894
  01/01/2006    to  12/31/2006        7.981937          7.722873        3,052,274.0469
  01/01/2007    to  12/31/2007        7.722873          7.775812        2,788,672.1390
  01/01/2008    to  12/31/2008        7.775812          4.666062        2,606,397.3735
  01/01/2009    to  12/31/2009        4.666062          6.108653        2,327,286.5600
  01/01/2010    to  12/31/2010        6.108653          7.445477        2,377,409.8134
  01/01/2011    to  12/31/2011        7.445477          7.569276        3,858,357.0388
============   ==== ==========      ==========        ==========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246967         10.622902           11,199.5403
  01/01/2006    to  12/31/2006       10.622902         11.148484          782,041.0111
  01/01/2007    to  12/31/2007       11.148484         10.327747        1,025,605.6494
  01/01/2008    to  12/31/2008       10.327747          4.614768        1,168,109.3867
  01/01/2009    to  12/31/2009        4.614768          6.269067        1,173,476.9300
  01/01/2010    to  12/31/2010        6.269067          6.625444        1,246,327.8625
  01/01/2011    to  04/29/2011        6.625444          7.041458                0.0000
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.329074          193,617.3219
  01/01/2007    to  12/31/2007       10.329074         13.001983        1,346,098.4166
  01/01/2008    to  12/31/2008       13.001983          7.775588        1,411,345.9994
  01/01/2009    to  12/31/2009        7.775588         10.781012        1,611,080.4700
  01/01/2010    to  12/31/2010       10.781012         12.952026        1,639,981.4661
  01/01/2011    to  12/31/2011       12.952026         12.564113        1,772,721.0512
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875         13.962133          337,551.0448
  01/01/2002    to  12/31/2002       13.962133         13.668578        2,112,043.8536
  01/01/2003    to  12/31/2003       13.668578         16.036858        6,432,602.9652
  01/01/2004    to  12/31/2004       16.036858         17.079057        5,049,160.4140
  01/01/2005    to  12/31/2005       17.079057         17.068231        3,421,340.7498
  01/01/2006    to  12/31/2006       17.068231         18.343828        3,378,801.5732
  01/01/2007    to  12/31/2007       18.343828         19.243149        3,061,412.7241
  01/01/2008    to  12/31/2008       19.243149         15.421699        2,165,582.5177
  01/01/2009    to  12/31/2009       15.421699         20.768373        2,121,348.6000
  01/01/2010    to  12/31/2010       20.768373         23.100413        1,884,240.8308
  01/01/2011    to  12/31/2011       23.100413         23.760160        1,574,102.8227
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142292         16.548409          241,799.2491
  01/01/2009    to  12/31/2009       16.548409         20.617376          274,203.0200
  01/01/2010    to  12/31/2010       20.617376         25.482727          305,120.0915
  01/01/2011    to  12/31/2011       25.482727         24.163650          329,157.3568
============   ==== ==========       =========         =========        ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997877         10.212345           62,940.8819
  01/01/2011    to  12/31/2011       10.212345         10.257514          302,943.7364
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878          9.757096          167,276.9743
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          6.593315         391,745.7640
  01/01/2009    to  12/31/2009        6.593315          8.107374         666,114.0200
  01/01/2010    to  12/31/2010        8.107374          8.862691         894,253.0265
  01/01/2011    to  12/31/2011        8.862691          8.678933       1,002,375.4842
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          7.026370       5,685,455.7042
  01/01/2009    to  12/31/2009        7.026370          8.893585       7,344,927.1400
  01/01/2010    to  12/31/2010        8.893585          9.636546       7,821,370.6056
  01/01/2011    to  12/31/2011        9.636546          9.321590       7,650,608.5457
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898          8.056476         266,878.5685
  01/01/2002    to  12/31/2002        8.056476          6.281590         901,094.8229
  01/01/2003    to  12/31/2003        6.281590          7.690349       1,817,499.2312
  01/01/2004    to  11/19/2004        7.690349          7.889764       2,035,854.2350
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998301         10.886207          54,715.1100
  01/01/2010    to  12/31/2010       10.886207         12.170430         167,290.2096
  01/01/2011    to  12/31/2011       12.170430         11.943992         176,097.5304
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.467975         234,049.8683
  01/01/2007    to  12/31/2007       10.467975         14.080259       1,220,647.4457
  01/01/2008    to  12/31/2008       14.080259          6.164667       1,509,674.5267
  01/01/2009    to  12/31/2009        6.164667         10.254869       2,618,089.4200
  01/01/2010    to  12/31/2010       10.254869         12.485909       2,793,614.7865
  01/01/2011    to  12/31/2011       12.485909          9.994683       2,917,769.9222
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686          8.371336         253,462.5773
  01/01/2002    to  12/31/2002        8.371336          7.269814       1,423,606.5757
  01/01/2003    to  12/31/2003        7.269814          9.451731       2,681,802.5049
  01/01/2004    to  12/31/2004        9.451731         11.126240       3,948,676.3779
  01/01/2005    to  12/31/2005       11.126240         12.754761       3,011,325.8171
  01/01/2006    to  12/31/2006       12.754761         15.895291       3,499,951.2116
  01/01/2007    to  12/31/2007       15.895291         17.729518       3,511,942.6595
  01/01/2008    to  12/31/2008       17.729518         10.060674       3,198,990.1678
  01/01/2009    to  12/31/2009       10.060674         13.032848       3,213,003.5900
  01/01/2010    to  12/31/2010       13.032848         14.296015       3,015,483.4286
  01/01/2011    to  12/31/2011       14.296015         12.568352       2,843,165.1151
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733          8.456989           612,798.0288
  01/01/2002    to  12/31/2002        8.456989          6.267067         3,252,130.4928
  01/01/2003    to  12/31/2003        6.267067          7.931148         9,406,939.8845
  01/01/2004    to  12/31/2004        7.931148          8.308913        10,385,882.8179
  01/01/2005    to  12/31/2005        8.308913          8.567167         7,959,046.9005
  01/01/2006    to  12/31/2006        8.567167          9.078212         7,444,317.5078
  01/01/2007    to  12/31/2007        9.078212         10.214981         6,205,886.9023
  01/01/2008    to  12/31/2008       10.214981          5.436980         4,874,485.1240
  01/01/2009    to  12/31/2009        5.436980          7.692918         4,253,172.7900
  01/01/2010    to  12/31/2010        7.692918          8.286415         3,859,269.5012
  01/01/2011    to  12/31/2011        8.286415          8.046579         3,259,196.6871
============   ==== ==========       =========         =========        ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.425465         4,619,316.3976
  01/01/2004    to  12/31/2004       10.425465         11.189656         5,890,782.1348
  01/01/2005    to  12/31/2005       11.189656         11.170860         4,640,469.4529
  01/01/2006    to  12/31/2006       11.170860         11.042066         4,659,084.7052
  01/01/2007    to  12/31/2007       11.042066         12.045226         4,427,688.3956
  01/01/2008    to  12/31/2008       12.045226         11.042431         4,193,140.1536
  01/01/2009    to  12/31/2009       11.042431         12.834995         5,728,741.7500
  01/01/2010    to  12/31/2010       12.834995         13.618440         5,923,991.1967
  01/01/2011    to  12/31/2011       13.618440         14.903492         6,176,847.3321
============   ==== ==========       =========         =========        ===============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771         10.523893           594,267.2482
  01/01/2002    to  12/31/2002       10.523893         11.325063         4,438,758.8429
  01/01/2003    to  12/31/2003       11.325063         11.631034         8,254,960.4589
  01/01/2004    to  12/31/2004       11.631034         12.022053         7,156,721.7548
  01/01/2005    to  12/31/2005       12.022053         12.103714         6,140,732.1433
  01/01/2006    to  12/31/2006       12.103714         12.456484         6,241,551.6398
  01/01/2007    to  12/31/2007       12.456484         13.191600         6,255,575.1940
  01/01/2008    to  12/31/2008       13.191600         13.041402         8,296,227.4988
  01/01/2009    to  12/31/2009       13.041402         15.155905         9,094,511.5400
  01/01/2010    to  12/31/2010       15.155905         16.142116        10,325,078.3287
  01/01/2011    to  12/31/2011       16.142116         16.398294        10,269,267.4651
============   ==== ==========       =========         =========        ===============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754         16.037793            17,027.0800
  01/01/2010    to  12/31/2010       16.037793         18.306978            71,279.1059
  01/01/2011    to  12/31/2011       18.306978         17.147741           159,919.7532
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.229967         24.376105         128,300.3990
  01/01/2011    to  12/31/2011       24.376105         24.831966         237,227.6191
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565084          9.981362         252,989.2550
  01/01/2008    to  12/31/2008        9.981362          5.718913       1,161,347.4325
  01/01/2009    to  12/31/2009        5.718913          6.940210       1,120,794.6500
  01/01/2010    to  12/31/2010        6.940210          7.884813       1,058,320.9642
  01/01/2011    to  12/31/2011        7.884813          7.465675       1,091,307.5569
============   ==== ==========       =========         =========       ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270          6.086250         213,915.6068
  01/01/2002    to  12/31/2002        6.086250          2.952425         883,327.5873
  01/01/2003    to  12/31/2003        2.952425          4.580635       1,633,943.3731
  01/01/2004    to  12/31/2004        4.580635          4.315511       2,454,413.2550
  01/01/2005    to  12/31/2005        4.315511          4.717416       1,827,496.1004
  01/01/2006    to  12/31/2006        4.717416          4.893393       2,017,174.2673
  01/01/2007    to  12/31/2007        4.893393          6.336505       3,201,065.8191
  01/01/2008    to  12/31/2008        6.336505          3.465479       2,631,543.4709
  01/01/2009    to  12/31/2009        3.465479          5.424533       2,772,135.2400
  01/01/2010    to  12/31/2010        5.424533          6.820134       2,552,559.7040
  01/01/2011    to  12/31/2011        6.820134          6.050937       2,249,460.6052
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366077          8.529445          29,380.4125
  01/01/2009    to  12/31/2009        8.529445         10.488355       1,663,878.6400
  01/01/2010    to  12/31/2010       10.488355         11.591033       3,281,692.4689
  01/01/2011    to  12/31/2011       11.591033         11.534227       5,511,403.1094
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746232          7.819798          36,119.5934
  01/01/2009    to  12/31/2009        7.819798          9.940024       1,877,067.9500
  01/01/2010    to  12/31/2010        9.940024         11.172492       3,155,794.2880
  01/01/2011    to  12/31/2011       11.172492         10.766783       3,728,011.0258
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       39.123031         41.344503         194,262.4069
  01/01/2002    to  12/31/2002       41.344503         33.332049       1,007,684.6491
  01/01/2003    to  12/31/2003       33.332049         42.905952       2,717,972.9723
  01/01/2004    to  12/31/2004       42.905952         47.587002       2,478,937.4046
  01/01/2005    to  12/31/2005       47.587002         48.446417       1,980,166.9179
  01/01/2006    to  12/31/2006       48.446417         56.187289       1,972,468.7829
  01/01/2007    to  12/31/2007       56.187289         57.377185       1,815,200.8221
  01/01/2008    to  12/31/2008       57.377185         35.967814       1,494,179.9768
  01/01/2009    to  12/31/2009       35.967814         41.928431       1,391,191.2400
  01/01/2010    to  12/31/2010       41.928431         48.309957       1,299,846.6534
  01/01/2011    to  12/31/2011       48.309957         45.660800       1,178,103.2189
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086          8.226988         413,454.3044
  01/01/2002    to  12/31/2002        8.226988          4.533110       1,942,616.5055
  01/01/2003    to  12/31/2003        4.533110          6.098811       6,058,122.8378
  01/01/2004    to  12/31/2004        6.098811          7.075043       5,077,616.0133
  01/01/2005    to  12/31/2005        7.075043          7.985522       4,887,124.2422
  01/01/2006    to  12/31/2006        7.985522          8.347710       5,129,926.6394
  01/01/2007    to  12/31/2007        8.347710          9.668240       5,322,789.3870
  01/01/2008    to  12/31/2008        9.668240          5.735290       5,132,099.7437
  01/01/2009    to  12/31/2009        5.735290          8.214937       5,254,318.5300
  01/01/2010    to  12/31/2010        8.214937         10.327880       5,259,671.9862
  01/01/2011    to  12/31/2011       10.327880         10.001799       4,776,287.4764
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.224231         574,173.6446
  01/01/2003    to  12/31/2003        8.224231         11.452136       3,289,763.0104
  01/01/2004    to  12/31/2004       11.452136         14.264232       3,613,703.7635
  01/01/2005    to  12/31/2005       14.264232         16.219476       3,159,008.3602
  01/01/2006    to  12/31/2006       16.219476         18.067717       3,490,210.3731
  01/01/2007    to  12/31/2007       18.067717         17.250907       3,167,307.4367
  01/01/2008    to  12/31/2008       17.250907         11.919451       2,780,972.3099
  01/01/2009    to  12/31/2009       11.919451         14.840417       2,678,424.5000
  01/01/2010    to  12/31/2010       14.840417         17.519779       2,588,744.7955
  01/01/2011    to  12/31/2011       17.519779         15.700881       2,277,120.7635
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.103863           807,745.9515
  01/01/2005    to  12/31/2005       11.103863         12.175337           526,216.8326
  01/01/2006    to  12/31/2006       12.175337         12.716515           822,609.2209
  01/01/2007    to  12/31/2007       12.716515         15.543311         1,012,832.9945
  01/01/2008    to  12/31/2008       15.543311          7.912081         1,009,535.9246
  01/01/2009    to  12/31/2009        7.912081         11.464744           942,474.6100
  01/01/2010    to  12/31/2010       11.464744         14.354847           921,077.1073
  01/01/2011    to  12/31/2011       14.354847         13.079300           968,297.8236
============   ==== ==========       =========         =========        ===============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357           290,014.4667
  01/01/2006    to  12/31/2006       10.465357         11.959052         1,032,186.8204
  01/01/2007    to  12/31/2007       11.959052         11.480694         1,188,014.5277
  01/01/2008    to  12/31/2008       11.480694          7.244190         1,275,126.3041
  01/01/2009    to  12/31/2009        7.244190          9.028080         1,165,972.7300
  01/01/2010    to  12/31/2010        9.028080         10.209672         1,299,576.6066
  01/01/2011    to  12/31/2011       10.209672          9.903871         1,319,908.6210
============   ==== ==========       =========         =========        ===============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.191970         14.675475            64,428.7900
  01/01/2010    to  12/31/2010       14.675475         15.266288           235,968.3366
  01/01/2011    to  12/31/2011       15.266288         16.106936           330,135.2978
============   ==== ==========       =========         =========        ===============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900777          9.995162         3,039,676.2882
  01/01/2006    to  12/31/2006        9.995162         10.289758         3,814,479.9963
  01/01/2007    to  12/31/2007       10.289758         10.618384         5,599,625.4943
  01/01/2008    to  12/31/2008       10.618384         10.726365        12,915,180.5981
  01/01/2009    to  12/31/2009       10.726365         10.588129         9,967,392.3400
  01/01/2010    to  12/31/2010       10.588129         10.425275         6,697,419.1970
  01/01/2011    to  12/31/2011       10.425275         10.265361         7,097,876.9729
============   ==== ==========       =========         =========        ===============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441         10.142394           431,445.5300
  01/01/2002    to  12/31/2002       10.142394         10.095861         2,283,173.6792
  01/01/2003    to  12/31/2003       10.095861          9.983746         2,948,898.2150
  01/01/2004    to  12/31/2004        9.983746          9.892815         2,479,422.6610
  01/01/2005    to  04/30/2005        9.892815          9.900912            71,090.2589
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.144691         642,550.3776
  01/01/2002    to  12/31/2002       10.144691          8.335400       3,375,423.5555
  01/01/2003    to  12/31/2003        8.335400         10.729806       7,298,409.0367
  01/01/2004    to  12/31/2004       10.729806         11.847038       8,923,006.6889
  01/01/2005    to  12/31/2005       11.847038         12.847742       7,396,347.7022
  01/01/2006    to  12/31/2006       12.847742         14.473087       7,633,129.8588
  01/01/2007    to  12/31/2007       14.473087         14.880819       7,686,213.7456
  01/01/2008    to  12/31/2008       14.880819          8.870125       7,319,063.5121
  01/01/2009    to  12/31/2009        8.870125         11.513436       6,904,230.2200
  01/01/2010    to  12/31/2010       11.513436         12.676051       7,091,686.5135
  01/01/2011    to  12/31/2011       12.676051         11.959860       6,572,545.3989
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.620419       1,050,939.2922
  01/01/2003    to  12/31/2003        7.620419          9.731099       3,449,109.3346
  01/01/2004    to  12/31/2004        9.731099         10.437354       3,838,975.7645
  01/01/2005    to  12/31/2005       10.437354         11.668521       2,877,686.1189
  01/01/2006    to  12/31/2006       11.668521         11.779506       3,022,831.1946
  01/01/2007    to  12/31/2007       11.779506         12.918182       2,769,925.0974
  01/01/2008    to  12/31/2008       12.918182          8.070513       2,479,181.6819
  01/01/2009    to  12/31/2009        8.070513         11.090236       2,493,170.3300
  01/01/2010    to  12/31/2010       11.090236         12.155181       2,710,956.5197
  01/01/2011    to  12/31/2011       12.155181         11.995148       2,490,262.0157
============   ==== ==========       =========         =========       ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.933782         485,066.9543
  01/01/2002    to  12/31/2002       11.933782         10.684902       2,278,921.2261
  01/01/2003    to  12/31/2003       10.684902         13.921813       5,568,162.6649
  01/01/2004    to  12/31/2004       13.921813         15.030239       4,728,111.6992
  01/01/2005    to  12/31/2005       15.030239         16.236413       4,041,727.0568
  01/01/2006    to  12/31/2006       16.236413         17.933554       3,962,750.8350
  01/01/2007    to  12/31/2007       17.933554         16.407030       3,413,682.7803
  01/01/2008    to  12/31/2008       16.407030          8.701509       3,018,941.4287
  01/01/2009    to  12/31/2009        8.701509         12.097394       2,708,478.9300
  01/01/2010    to  12/31/2010       12.097394         13.669557       2,476,292.2860
  01/01/2011    to  12/31/2011       13.669557         14.333336       2,194,177.4142
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301         10.133319             319.1318
  01/01/2009    to  12/31/2009       10.133319         14.239504         156,436.3600
  01/01/2010    to  12/31/2010       14.239504         17.187816         173,143.2973
  01/01/2011    to  12/31/2011       17.187816         14.173361         193,790.9965
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.934843         13.616598           14,046.6900
  01/01/2010    to  12/31/2010       13.616598         16.882236          117,997.6850
  01/01/2011    to  12/31/2011       16.882236         16.250831          182,796.8117
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.846117           60,513.3225
  01/01/2002    to  12/31/2002       10.846117          8.274548          974,270.3069
  01/01/2003    to  12/31/2003        8.274548         10.418203        2,321,792.9079
  01/01/2004    to  12/31/2004       10.418203         11.311929        3,866,252.2493
  01/01/2005    to  12/31/2005       11.311929         11.625825        3,980,676.4049
  01/01/2006    to  12/31/2006       11.625825         13.185925        3,772,231.0537
  01/01/2007    to  12/31/2007       13.185925         13.627858        3,599,478.2320
  01/01/2008    to  12/31/2008       13.627858          8.418195        2,609,181.7693
  01/01/2009    to  12/31/2009        8.418195         10.437206        2,716,246.6900
  01/01/2010    to  12/31/2010       10.437206         11.765903        2,861,248.6055
  01/01/2011    to  12/31/2011       11.765903         11.774760        2,628,206.8847
============   ==== ==========       =========         =========        ==============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.084172         11.694698           31,560.4100
  01/01/2010    to  12/31/2010       11.694698         12.408974          278,677.4605
  01/01/2011    to  12/31/2011       12.408974         10.672477          438,833.7224
============   ==== ==========       =========         =========        ==============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.260792         13.846549           34,212.0600
  01/01/2010    to  12/31/2010       13.846549         17.252923          243,102.3266
  01/01/2011    to  12/31/2011       17.252923         16.252871          259,261.2651
============   ==== ==========       =========         =========        ==============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.618661         14.761175          106,696.3000
  01/01/2010    to  12/31/2010       14.761175         18.752786          251,033.7845
  01/01/2011    to  12/31/2011       18.752786         15.385924          346,969.4851
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317           47,979.6539
  01/01/2006    to  12/31/2006       15.524317         15.884610          161,548.7856
  01/01/2007    to  12/31/2007       15.884610         16.269782          266,886.4325
  01/01/2008    to  12/31/2008       16.269782         15.933627          616,218.0613
  01/01/2009    to  12/31/2009       15.933627         16.328707          718,956.3000
  01/01/2010    to  12/31/2010       16.328707         16.960653          776,941.3428
  01/01/2011    to  12/31/2011       16.960653         17.579867          796,484.5447
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699         10.689009         2,649,613.2340
  01/01/2005    to  12/31/2005       10.689009         11.617570         5,300,779.7737
  01/01/2006    to  12/31/2006       11.617570         13.000581         7,468,528.3660
  01/01/2007    to  12/31/2007       13.000581         13.169061         7,419,034.2610
  01/01/2008    to  12/31/2008       13.169061          7.674018         6,565,938.1178
  01/01/2009    to  12/31/2009        7.674018         10.022737         6,140,999.0500
  01/01/2010    to  12/31/2010       10.022737         11.497114         6,061,437.2623
  01/01/2011    to  12/31/2011       11.497114         10.666773         5,909,295.6074
============   ==== ==========       =========         =========       ================
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854         10.392980        19,253,700.8800
  01/01/2005    to  12/31/2005       10.392980         10.962390        41,877,501.8531
  01/01/2006    to  12/31/2006       10.962390         12.087152        64,425,856.1014
  01/01/2007    to  12/31/2007       12.087152         12.481300        86,637,148.3553
  01/01/2008    to  12/31/2008       12.481300          8.364141        88,399,855.1715
  01/01/2009    to  12/31/2009        8.364141         10.569112        86,335,971.8000
  01/01/2010    to  12/31/2010       10.569112         11.820410        84,591,910.7884
  01/01/2011    to  12/31/2011       11.820410         11.440794        79,593,449.0869
============   ==== ==========       =========         =========       ================
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977         10.109092         2,013,349.9680
  01/01/2005    to  12/31/2005       10.109092         10.399957         6,980,567.5684
  01/01/2006    to  12/31/2006       10.399957         11.123726         9,747,921.0275
  01/01/2007    to  12/31/2007       11.123726         11.600009        12,585,727.7053
  01/01/2008    to  12/31/2008       11.600009          9.062519        23,441,972.6171
  01/01/2009    to  12/31/2009        9.062519         10.967254        26,608,396.4100
  01/01/2010    to  12/31/2010       10.967254         11.975937        27,364,143.7528
  01/01/2011    to  12/31/2011       11.975937         12.001477        25,838,266.4378
============   ==== ==========       =========         =========       ================
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746         10.603907        15,209,446.5400
  01/01/2005    to  12/31/2005       10.603907         11.393996        32,218,154.4778
  01/01/2006    to  12/31/2006       11.393996         12.744446        64,374,999.9162
  01/01/2007    to  12/31/2007       12.744446         13.137431       104,224,424.3930
  01/01/2008    to  12/31/2008       13.137431          8.036651       113,605,082.4786
  01/01/2009    to  12/31/2009        8.036651         10.294738       105,226,362.8700
  01/01/2010    to  12/31/2010       10.294738         11.706585        98,348,354.7037
  01/01/2011    to  12/31/2011       11.706585         11.080407        89,850,156.2156
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923         10.229313         6,153,817.0840
  01/01/2005    to  12/31/2005       10.229313         10.657886        13,175,600.1368
  01/01/2006    to  12/31/2006       10.657886         11.568201        19,584,843.4273
  01/01/2007    to  12/31/2007       11.568201         12.096278        26,417,788.6885
  01/01/2008    to  12/31/2008       12.096278          8.763057        33,396,361.5478
  01/01/2009    to  12/31/2009        8.763057         10.879096        34,934,029.6200
  01/01/2010    to  12/31/2010       10.879096         12.040052        34,489,101.6658
  01/01/2011    to  12/31/2011       12.040052         11.841405        32,472,315.2704
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007643          6.975502         180,159.4187
  01/01/2009    to  12/31/2009        6.975502          8.829282         290,827.0900
  01/01/2010    to  12/31/2010        8.829282          9.692467         300,161.5227
  01/01/2011    to  12/31/2011        9.692467          9.284907         523,995.4797
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037642          8.906301          16,492.7732
  01/01/2009    to  12/31/2009        8.906301          9.773545          15,419.9800
  01/01/2010    to  12/31/2010        9.773545         10.149269          52,466.6157
  01/01/2011    to  12/31/2011       10.149269         10.509031          52,427.7811
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997644          6.326981         258,598.1531
  01/01/2009    to  12/31/2009        6.326981          8.300294         447,766.3800
  01/01/2010    to  12/31/2010        8.300294          9.219205         269,270.6362
  01/01/2011    to  12/31/2011        9.219205          8.596417         248,066.0544
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987645          5.729921          25,611.9799
  01/01/2009    to  12/31/2009        5.729921          7.788963          31,603.6200
  01/01/2010    to  12/31/2010        7.788963          9.020479         116,842.5770
  01/01/2011    to  12/31/2011        9.020479          8.422717          88,688.4343
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087639          6.023690           8,835.0465
  01/01/2009    to  12/31/2009        6.023690          8.404585          74,498.0000
  01/01/2010    to  12/31/2010        8.404585          8.792939          95,092.2477
  01/01/2011    to  12/31/2011        8.792939          7.376770          85,437.5870
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017643          7.645773          93,907.0604
  01/01/2009    to  12/31/2009        7.645773          9.233958         103,828.7700
  01/01/2010    to  12/31/2010        9.233958          9.932973         206,239.6200
  01/01/2011    to  12/31/2011        9.932973          9.740741         230,571.6637
============   ==== ==========       =========         =========         ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.404580         11.465407           8,627.6781
  01/01/2009    to  12/31/2009       11.465407         16.456463          35,201.0400
  01/01/2010    to  12/31/2010       16.456463         18.646966          64,359.3720
  01/01/2011    to  12/31/2011       18.646966         18.679105          49,344.0021
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         12.769274        93,011.2137
  01/01/2005    to  12/31/2005       12.769274         14.158993        91,971.6131
  01/01/2006    to  12/31/2006       14.158993         19.067100       153,556.1189
  01/01/2007    to  12/31/2007       19.067100         15.859122       113,099.7285
  01/01/2008    to  12/31/2008       15.859122          9.052459        94,036.5642
  01/01/2009    to  12/31/2009        9.052459         11.937341       115,465.4300
  01/01/2010    to  12/31/2010       11.937341         13.565479       100,174.2312
  01/01/2011    to  12/31/2011       13.565479         12.535725        96,412.9080
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         11.911720       130,409.9913
  01/01/2005    to  12/31/2005       11.911720         13.120742       136,763.7323
  01/01/2006    to  12/31/2006       13.120742         14.857622       179,891.0638
  01/01/2007    to  12/31/2007       14.857622         14.990114       148,215.1495
  01/01/2008    to  12/31/2008       14.990114          9.377703       100,533.0594
  01/01/2009    to  12/31/2009        9.377703         12.143060        94,683.9100
  01/01/2010    to  12/31/2010       12.143060         14.764987        90,798.6663
  01/01/2011    to  12/31/2011       14.764987         13.542005       114,199.0798
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.696787       241,020.0635
  01/01/2004    to  12/31/2004       11.696787         13.796898       478,753.7022
  01/01/2005    to  12/31/2005       13.796898         15.426843       382,525.2375
  01/01/2006    to  12/31/2006       15.426843         19.455725       432,663.7558
  01/01/2007    to  12/31/2007       19.455725         18.826620       451,261.0295
  01/01/2008    to  12/31/2008       18.826620         10.891774       324,382.1973
  01/01/2009    to  12/31/2009       10.891774         16.529776       304,960.0500
  01/01/2010    to  12/31/2010       16.529776         18.834917       292,908.4436
  01/01/2011    to  12/31/2011       18.834917         15.806835       275,523.6617
============   ==== ==========       =========         =========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.544610       146,088.6887
  01/01/2004    to  12/31/2004       11.544610         12.025150       321,107.1241
  01/01/2005    to  12/31/2005       12.025150         12.743013       185,002.8443
  01/01/2006    to  12/31/2006       12.743013         14.241609       198,974.2035
  01/01/2007    to  12/31/2007       14.241609         15.480075       170,766.7052
  01/01/2008    to  12/31/2008       15.480075          9.282264       129,747.9457
  01/01/2009    to  12/31/2009        9.282264         12.157292       150,541.1800
  01/01/2010    to  12/31/2010       12.157292         15.014392       154,935.2476
  01/01/2011    to  12/31/2011       15.014392         14.536761       146,148.6863
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       122.432663        125.284241          803.0587
  01/01/2011    to  12/31/2011       125.284241        113.372247        1,346.1091
============   ==== ==========       ==========        ==========      ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         9.728989         11.966439      182,245.3939
  01/01/2004    to  12/31/2004        11.966439         13.397939      185,955.2435
  01/01/2005    to  12/31/2005        13.397939         14.170585      180,591.5169
  01/01/2006    to  12/31/2006        14.170585         15.905432      182,918.0928
  01/01/2007    to  12/31/2007        15.905432         15.143385      161,946.0384
  01/01/2008    to  12/31/2008        15.143385          9.143843      131,131.9405
  01/01/2009    to  12/31/2009         9.143843         12.239277      162,548.7100
  01/01/2010    to  12/31/2010        12.239277         14.717456      170,881.9162
  01/01/2011    to  12/31/2011        14.717456         13.644963      151,184.9514
============   ==== ==========       ==========        ==========      ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         5.505944          6.679283      271,953.2593
  01/01/2004    to  12/31/2004         6.679283          7.088585      526,994.0843
  01/01/2005    to  12/31/2005         7.088585          7.880192      407,929.6006
  01/01/2006    to  12/31/2006         7.880192          7.578917      425,695.5190
  01/01/2007    to  12/31/2007         7.578917          7.584961      292,297.6463
  01/01/2008    to  12/31/2008         7.584961          4.524155      206,038.6130
  01/01/2009    to  12/31/2009         4.524155          5.887432      175,353.5700
  01/01/2010    to  12/31/2010         5.887432          7.132966      170,267.0947
  01/01/2011    to  12/31/2011         7.132966          7.208270      271,559.8422
============   ==== ==========       ==========        ==========      ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.245793         10.612431            0.0000
  01/01/2006    to  12/31/2006        10.612431         11.071037       41,083.6040
  01/01/2007    to  12/31/2007        11.071037         10.194281       55,696.8178
  01/01/2008    to  12/31/2008        10.194281          4.527670       61,456.5442
  01/01/2009    to  12/31/2009         4.527670          6.113936       84,855.2800
  01/01/2010    to  12/31/2010         6.113936          6.422871       90,928.8520
  01/01/2011    to  04/29/2011         6.422871          6.812825            0.0000
============   ==== ==========       ==========        ==========      ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006         9.988233         10.287545        2,597.7207
  01/01/2007    to  12/31/2007        10.287545         12.871882       47,758.6469
  01/01/2008    to  12/31/2008        12.871882          7.651494       18,427.3416
  01/01/2009    to  12/31/2009         7.651494         10.545536       17,200.5100
  01/01/2010    to  12/31/2010        10.545536         12.593441       23,265.5326
  01/01/2011    to  12/31/2011        12.593441         12.143329       30,773.3481
============   ==== ==========       ==========        ==========      ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.023387         284,707.3244
  01/01/2004    to  12/31/2004       16.023387         16.962368         490,070.7371
  01/01/2005    to  12/31/2005       16.962368         16.850487         355,697.6642
  01/01/2006    to  12/31/2006       16.850487         18.001792         365,875.1600
  01/01/2007    to  12/31/2007       18.001792         18.770781         398,643.8619
  01/01/2008    to  12/31/2008       18.770781         14.952834         301,326.9841
  01/01/2009    to  12/31/2009       14.952834         20.016618         282,054.7000
  01/01/2010    to  12/31/2010       20.016618         22.131133         233,638.1244
  01/01/2011    to  12/31/2011       22.131133         22.627387         202,061.5170
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.244085         15.236806           7,267.4154
  01/01/2009    to  12/31/2009       15.236806         18.869671          10,351.5300
  01/01/2010    to  12/31/2010       18.869671         23.183243          22,977.3034
  01/01/2011    to  12/31/2011       23.183243         21.851889          25,709.0963
============   ==== ==========       =========         =========         ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997055         10.170970           5,138.8553
  01/01/2011    to  12/31/2011       10.170970         10.155004          25,930.3640
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987056          9.717547           1,182.9453
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997644          6.566075           3,281.7798
  01/01/2009    to  12/31/2009        6.566075          8.025581           6,190.6700
  01/01/2010    to  12/31/2010        8.025581          8.720835          25,015.4388
  01/01/2011    to  12/31/2011        8.720835          8.489024          17,055.3562
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997644          6.997364          18,148.2267
  01/01/2009    to  12/31/2009        6.997364          8.803900          58,491.8500
  01/01/2010    to  12/31/2010        8.803900          9.482346          72,548.8666
  01/01/2011    to  12/31/2011        9.482346          9.117654          77,293.2274
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.683938          64,125.8057
  01/01/2004    to  11/19/2004        7.683938          7.841442         111,818.8341
============   ==== ==========       =========         =========         ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997644         10.842469               0.0000
  01/01/2010    to  12/31/2010       10.842469         12.049076               0.0000
  01/01/2011    to  12/31/2011       12.049076         11.754322               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988233         10.425858        15,777.9155
  01/01/2007    to  12/31/2007       10.425858         13.939329        91,347.3272
  01/01/2008    to  12/31/2008       13.939329          6.066196       104,530.9389
  01/01/2009    to  12/31/2009        6.066196         10.030731       134,596.1900
  01/01/2010    to  12/31/2010       10.030731         12.140074       212,420.3754
  01/01/2011    to  12/31/2011       12.140074          9.659757       134,510.1148
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.443844        78,366.3309
  01/01/2004    to  12/31/2004        9.443844         11.050305       284,309.0159
  01/01/2005    to  12/31/2005       11.050305         12.592178       225,156.9534
  01/01/2006    to  12/31/2006       12.592178         15.599096       285,148.9665
  01/01/2007    to  12/31/2007       15.599096         17.294487       304,624.6876
  01/01/2008    to  12/31/2008       17.294487          9.754781       200,562.3480
  01/01/2009    to  12/31/2009        9.754781         12.560971       207,055.9400
  01/01/2010    to  12/31/2010       12.560971         13.696086       180,873.9585
  01/01/2011    to  12/31/2011       13.696086         11.968950       172,416.5102
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.924557       436,721.0974
  01/01/2004    to  12/31/2004        7.924557          8.252214       687,573.2186
  01/01/2005    to  12/31/2005        8.252214          8.457958       422,672.8808
  01/01/2006    to  12/31/2006        8.457958          8.909009       437,367.5201
  01/01/2007    to  12/31/2007        8.909009          9.964302       440,141.9830
  01/01/2008    to  12/31/2008        9.964302          5.271626       281,388.1226
  01/01/2009    to  12/31/2009        5.271626          7.414348       266,168.2800
  01/01/2010    to  12/31/2010        7.414348          7.938615       256,256.1880
  01/01/2011    to  12/31/2011        7.938615          7.662823       218,022.3245
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.383711       276,916.0429
  01/01/2004    to  12/31/2004       10.383711         11.078005       563,221.0136
  01/01/2005    to  12/31/2005       11.078005         10.993406       397,474.2448
  01/01/2006    to  12/31/2006       10.993406         10.801814       441,795.0709
  01/01/2007    to  12/31/2007       10.801814         11.712300       434,463.0257
  01/01/2008    to  12/31/2008       11.712300         10.672796       475,293.6726
  01/01/2009    to  12/31/2009       10.672796         12.331203       492,407.0500
  01/01/2010    to  12/31/2010       12.331203         13.005643       486,017.5118
  01/01/2011    to  12/31/2011       13.005643         14.147999       427,428.1004
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.621236         339,679.6514
  01/01/2004    to  12/31/2004       11.621236         11.939873         513,554.0617
  01/01/2005    to  12/31/2005       11.939873         11.949254         470,252.5060
  01/01/2006    to  12/31/2006       11.949254         12.224156         530,693.2174
  01/01/2007    to  12/31/2007       12.224156         12.867717         552,148.3986
  01/01/2008    to  12/31/2008       12.867717         12.644921         532,678.5398
  01/01/2009    to  12/31/2009       12.644921         14.607287         524,893.7300
  01/01/2010    to  12/31/2010       14.607287         15.464763         542,082.1196
  01/01/2011    to  12/31/2011       15.464763         15.616471         485,081.3039
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.949352         14.577210               0.0000
  01/01/2010    to  12/31/2010       14.577210         16.540286               0.0000
  01/01/2011    to  12/31/2011       16.540286         15.400399               0.0000
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.659764         12.186489          37,474.1128
  01/01/2011    to  12/31/2011       12.186489         12.340332          24,540.0425
============   ==== ==========       =========         =========         ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563182          9.971336           7,982.5311
  01/01/2008    to  12/31/2008        9.971336          5.678787          28,213.2733
  01/01/2009    to  12/31/2009        5.678787          6.850286          21,060.7700
  01/01/2010    to  12/31/2010        6.850286          7.736135          25,221.7759
  01/01/2011    to  12/31/2011        7.736135          7.281158          23,644.5253
============   ==== ==========       =========         =========         ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.576888         135,644.7305
  01/01/2004    to  12/31/2004        4.576888          4.286100         314,667.9756
  01/01/2005    to  12/31/2005        4.286100          4.657329         177,491.8015
  01/01/2006    to  12/31/2006        4.657329          4.802236         181,379.7267
  01/01/2007    to  12/31/2007        4.802236          6.181095         375,869.1148
  01/01/2008    to  12/31/2008        6.181095          3.360137         208,623.4821
  01/01/2009    to  12/31/2009        3.360137          5.228191         288,385.9700
  01/01/2010    to  12/31/2010        5.228191          6.534018         308,394.8448
  01/01/2011    to  12/31/2011        6.534018          5.762466         205,934.1216
============   ==== ==========       =========         =========         ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.211092          8.364414               0.0000
  01/01/2009    to  12/31/2009        8.364414         10.223891           5,744.7100
  01/01/2010    to  12/31/2010       10.223891         11.231233          36,650.7418
  01/01/2011    to  12/31/2011       11.231233         11.109478          38,518.7234
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.602704          7.668467             0.0000
  01/01/2009    to  12/31/2009        7.668467          9.689346        33,886.6500
  01/01/2010    to  12/31/2010        9.689346         10.825647        40,910.2203
  01/01/2011    to  12/31/2011       10.825647         10.370241        42,987.7440
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       34.555426         42.870218       128,247.0956
  01/01/2004    to  12/31/2004       42.870218         47.262240       231,888.7690
  01/01/2005    to  12/31/2005       47.262240         47.828763       183,199.4712
  01/01/2006    to  12/31/2006       47.828763         55.140128       188,111.0646
  01/01/2007    to  12/31/2007       55.140128         55.969125       196,659.7944
  01/01/2008    to  12/31/2008       55.969125         34.873955       167,284.0181
  01/01/2009    to  12/31/2009       34.873955         40.409933       158,947.5300
  01/01/2010    to  12/31/2010       40.409933         46.282060       152,811.5124
  01/01/2011    to  12/31/2011       46.282060         43.482842       138,550.7648
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.093768       389,791.4401
  01/01/2004    to  12/31/2004        6.093768          7.026802       412,384.5467
  01/01/2005    to  12/31/2005        7.026802          7.883783       440,390.4989
  01/01/2006    to  12/31/2006        7.883783          8.192170       534,994.7053
  01/01/2007    to  12/31/2007        8.192170          9.431038       490,090.8181
  01/01/2008    to  12/31/2008        9.431038          5.560923       399,409.2102
  01/01/2009    to  12/31/2009        5.560923          7.917536       325,492.4700
  01/01/2010    to  12/31/2010        7.917536          9.894508       314,361.3673
  01/01/2011    to  12/31/2011        9.894508          9.524882       254,882.0337
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.423552       232,576.4026
  01/01/2004    to  12/31/2004       11.423552         14.143335       411,443.1301
  01/01/2005    to  12/31/2005       14.143335         15.986141       282,810.1934
  01/01/2006    to  12/31/2006       15.986141         17.701553       310,086.3910
  01/01/2007    to  12/31/2007       17.701553         16.799572       286,296.7801
  01/01/2008    to  12/31/2008       16.799572         11.537811       230,164.8946
  01/01/2009    to  12/31/2009       11.537811         14.279284       204,887.2500
  01/01/2010    to  12/31/2010       14.279284         16.756599       193,166.5364
  01/01/2011    to  12/31/2011       16.756599         14.927231       177,605.1706
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         11.059226         108,473.8262
  01/01/2005    to  12/31/2005       11.059226         12.054083          58,424.0871
  01/01/2006    to  12/31/2006       12.054083         12.514719         116,308.8301
  01/01/2007    to  12/31/2007       12.514719         15.204687          77,092.8605
  01/01/2008    to  12/31/2008       15.204687          7.693113          60,104.2853
  01/01/2009    to  12/31/2009        7.693113         11.080783          67,890.9800
  01/01/2010    to  12/31/2010       11.080783         13.791207          58,773.4764
  01/01/2011    to  12/31/2011       13.791207         12.490689          63,791.0575
============   ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998233         10.423314          47,918.1784
  01/01/2006    to  12/31/2006       10.423314         11.839967          81,364.7814
  01/01/2007    to  12/31/2007       11.839967         11.297995          94,063.7573
  01/01/2008    to  12/31/2008       11.297995          7.086015          68,141.8923
  01/01/2009    to  12/31/2009        7.086015          8.778122          71,201.6400
  01/01/2010    to  12/31/2010        8.778122          9.867669          63,779.1988
  01/01/2011    to  12/31/2011        9.867669          9.514947          78,802.7990
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.326289         13.725823           2,178.4700
  01/01/2010    to  12/31/2010       13.725823         14.193003          29,213.2905
  01/01/2011    to  12/31/2011       14.193003         14.885242          27,029.2461
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.813406          9.867629         263,553.3831
  01/01/2006    to  12/31/2006        9.867629         10.097874         508,312.1756
  01/01/2007    to  12/31/2007       10.097874         10.357706         554,737.8309
  01/01/2008    to  12/31/2008       10.357706         10.400275         971,414.1278
  01/01/2009    to  12/31/2009       10.400275         10.204821         863,246.7200
  01/01/2010    to  12/31/2010       10.204821          9.987747         600,706.1393
  01/01/2011    to  12/31/2011        9.987747          9.775866         773,101.4853
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666          9.975351         202,790.2875
  01/01/2004    to  12/31/2004        9.975351          9.825200         197,827.6810
  01/01/2005    to  04/30/2005        9.825200          9.814024               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.720865         450,537.1512
  01/01/2004    to  12/31/2004       10.720865         11.766181         921,849.8574
  01/01/2005    to  12/31/2005       11.766181         12.683972         689,049.9125
  01/01/2006    to  12/31/2006       12.683972         14.203378         713,506.9213
  01/01/2007    to  12/31/2007       14.203378         14.515661         648,455.0869
  01/01/2008    to  12/31/2008       14.515661          8.600388         531,875.2855
  01/01/2009    to  12/31/2009        8.600388         11.096531         511,984.2300
  01/01/2010    to  12/31/2010       11.096531         12.144019         506,647.2426
  01/01/2011    to  12/31/2011       12.144019         11.389464         470,051.4053
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.706811         311,183.0456
  01/01/2004    to  12/31/2004        9.706811         10.348857         388,352.2458
  01/01/2005    to  12/31/2005       10.348857         11.500611         282,658.0152
  01/01/2006    to  12/31/2006       11.500611         11.540713         320,664.3454
  01/01/2007    to  12/31/2007       11.540713         12.580182         317,361.8903
  01/01/2008    to  12/31/2008       12.580182          7.812070         230,599.2334
  01/01/2009    to  12/31/2009        7.812070         10.670910         241,000.4300
  01/01/2010    to  12/31/2010       10.670910         11.625674         237,784.9424
  01/01/2011    to  12/31/2011       11.625674         11.404118         216,737.3804
============   ==== ==========       =========         =========         ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.910207         297,537.1685
  01/01/2004    to  12/31/2004       13.910207         14.927620         412,141.1433
  01/01/2005    to  12/31/2005       14.927620         16.029400         342,494.1156
  01/01/2006    to  12/31/2006       16.029400         17.599301         346,787.7630
  01/01/2007    to  12/31/2007       17.599301         16.004327         298,544.3915
  01/01/2008    to  12/31/2008       16.004327          8.436834         241,932.1256
  01/01/2009    to  12/31/2009        8.436834         11.659237         223,447.7600
  01/01/2010    to  12/31/2010       11.659237         13.095713         209,375.9091
  01/01/2011    to  12/31/2011       13.095713         13.649653         190,814.2411
============   ==== ==========       =========         =========         ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063482         10.123009               0.0000
  01/01/2009    to  12/31/2009       10.123009         14.139917           1,231.8400
  01/01/2010    to  12/31/2010       14.139917         16.965664          16,512.0533
  01/01/2011    to  12/31/2011       16.965664         13.906530           9,931.1090
============   ==== ==========       =========         =========         ============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.369888         12.862148             418.0400
  01/01/2010    to  12/31/2010       12.862148         15.851575           4,467.3527
  01/01/2011    to  12/31/2011       15.851575         15.167587           7,334.2242
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.400893         210,821.8544
  01/01/2004    to  12/31/2004       10.400893         11.225412         331,037.4316
  01/01/2005    to  12/31/2005       11.225412         11.468098         346,826.5334
  01/01/2006    to  12/31/2006       11.468098         12.929453         334,552.5228
  01/01/2007    to  12/31/2007       12.929453         13.282412         335,949.5835
  01/01/2008    to  12/31/2008       13.282412          8.155452         233,156.6623
  01/01/2009    to  12/31/2009        8.155452         10.050954         216,153.1100
  01/01/2010    to  12/31/2010       10.050954         11.262766         200,681.2046
  01/01/2011    to  12/31/2011       11.262766         11.203955         160,405.5571
============   ==== ==========       =========         =========         ============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.529717         10.937583           1,583.3900
  01/01/2010    to  12/31/2010       10.937583         11.536271          10,010.4936
  01/01/2011    to  12/31/2011       11.536271          9.862584           5,773.2554
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.573423         12.950054               0.0000
  01/01/2010    to  12/31/2010       12.950054         16.039473           1,540.9210
  01/01/2011    to  12/31/2011       16.039473         15.019502          16,367.3177
============   ==== ==========       =========         =========         ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.583061         14.657853             907.7000
  01/01/2010    to  12/31/2010       14.657853         18.510258           8,199.9932
  01/01/2011    to  12/31/2011       18.510258         15.096164          12,958.4771
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.605215         14.517878           4,547.7663
  01/01/2006    to  12/31/2006       14.517878         14.766198           4,227.2304
  01/01/2007    to  12/31/2007       14.766198         15.033298           7,326.9777
  01/01/2008    to  12/31/2008       15.033298         14.634377          19,012.6607
  01/01/2009    to  12/31/2009       14.634377         14.907545          15,614.3600
  01/01/2010    to  12/31/2010       14.907545         15.391866          25,719.6321
  01/01/2011    to  12/31/2011       15.391866         15.858649          16,235.6036
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298488         10.678836         479,230.8371
  01/01/2005    to  12/31/2005       10.678836         11.537305       1,130,105.1147
  01/01/2006    to  12/31/2006       11.537305         12.833744       1,271,530.3460
  01/01/2007    to  12/31/2007       12.833744         12.921851       1,282,933.4497
  01/01/2008    to  12/31/2008       12.921851          7.484650       1,029,897.1676
  01/01/2009    to  12/31/2009        7.484650          9.716919         737,845.3100
  01/01/2010    to  12/31/2010        9.716919         11.079702         600,471.2128
  01/01/2011    to  12/31/2011       11.079702         10.218106         620,737.8255
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098702         10.383084       1,780,132.1150
  01/01/2005    to  12/31/2005       10.383084         10.886632       4,656,457.0359
  01/01/2006    to  12/31/2006       10.886632         11.932019       6,053,889.6430
  01/01/2007    to  12/31/2007       11.932019         12.246994       5,897,408.0023
  01/01/2008    to  12/31/2008       12.246994          8.157789       6,339,641.1515
  01/01/2009    to  12/31/2009        8.157789         10.246702       5,858,229.6600
  01/01/2010    to  12/31/2010       10.246702         11.391333       5,618,564.6809
  01/01/2011    to  12/31/2011       11.391333         10.959672       5,245,953.7656
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938873         10.099461         235,288.4837
  01/01/2005    to  12/31/2005       10.099461         10.328069         494,869.9246
  01/01/2006    to  12/31/2006       10.328069         10.980934         759,821.1668
  01/01/2007    to  12/31/2007       10.980934         11.382233       1,312,660.0869
  01/01/2008    to  12/31/2008       11.382233          8.838978       2,040,558.6890
  01/01/2009    to  12/31/2009        8.838978         10.632764       2,163,438.8200
  01/01/2010    to  12/31/2010       10.632764         11.541269       1,973,329.4328
  01/01/2011    to  12/31/2011       11.541269         11.496864       1,371,180.9626
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238552         10.593813       2,346,715.2040
  01/01/2005    to  12/31/2005       10.593813         11.315268       5,210,352.5358
  01/01/2006    to  12/31/2006       11.315268         12.580887       7,518,182.4455
  01/01/2007    to  12/31/2007       12.580887         12.890813       9,106,120.4993
  01/01/2008    to  12/31/2008       12.890813          7.838350       7,580,096.1079
  01/01/2009    to  12/31/2009        7.838350          9.980646       6,697,939.1000
  01/01/2010    to  12/31/2010        9.980646         11.281589       6,511,209.3205
  01/01/2011    to  12/31/2011       11.281589         10.614375       5,820,635.6983
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008797         10.219569         603,428.3634
  01/01/2005    to  12/31/2005       10.219569         10.584224       1,317,268.0669
  01/01/2006    to  12/31/2006       10.584224         11.419715       2,004,358.0287
  01/01/2007    to  12/31/2007       11.419715         11.869193       2,451,389.2085
  01/01/2008    to  12/31/2008       11.869193          8.546884       2,218,978.7549
  01/01/2009    to  12/31/2009        8.546884         10.547270       2,147,736.0500
  01/01/2010    to  12/31/2010       10.547270         11.603037       2,105,746.4622
  01/01/2011    to  12/31/2011       11.603037         11.343487       2,195,212.1323
============   ==== ==========       =========         =========       ==============







Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund:
Jennison Growth Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors USA. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:



ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



AMERICAN FUNDS (Reg. TM) BOND PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS (Reg. TM) INTERNATIONAL PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) International Portfolio seeks to achieve growth of capital.



AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.



BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO



SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)



INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.



JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.



LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.


LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.



MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC



INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.



METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.



PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.



RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.


RCM TECHNOLOGY PORTFOLIO


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.



SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISER: Schroder Investment Management North America Inc.


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID CAP GROWTH PORTFOLIO



SUBADVISER: Turner Investments, L.P. (formerly Turner Investment Partners,
Inc.)



INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following portfolios are available under the contract:



BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.



BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.



METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G) (formerly Morgan Stanley EAFE (Reg. TM) Index Portfolio )



SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.

RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.



VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:



AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO



INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.

MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS


In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.



6-MONTH EDCA


The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 4% and that a $12,000 Purchase Payment plus the 4% Purchase Payment Credit of $480 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,480 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 Purchase Payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 4th month, assume that you are eligible to receive a Purchase Payment Credit of 4% and a second Purchase Payment of $6,000 plus the 4% Purchase Payment Credit of $240 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 Purchase Payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,480             $2,000           $10,480          $10,480
    2                                $2,000           $ 8,506          $ 8,506
    3                                $2,000           $ 6,527          $ 6,527
    4*           $ 6,240             $3,000           $ 9,783          $ 3,543         $6,240
    5                                $3,000           $ 6,807          $   552         $6,255
    6                                $3,000           $ 3,824                0         $3,824
    7                                $3,000           $   833                0         $  833
    8                                $  835                 0                0              0



* At the beginning of the 4th month, a $6,000 Purchase Payment and a Purchase Payment Credit of $240 is added to the EDCA Account. This amount ($6,240) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,543 in the 1st Payment Bucket ($6,527 (1st Payment Bucket account value from the 3rd month) + $16 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,543). The total EDCA Account Value at the beginning of the 4th month is $9,783 ($3,543 in the 1st Payment Bucket + $6,240 in the 2nd Payment Bucket = $9,783).

12-MONTH EDCA


The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 4% and that a $24,000 Purchase Payment plus the 4% Purchase Payment Credit of $960 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,960 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 Purchase Payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 6th month, assume you are eligible to receive a Purchase Payment Credit of 4% and a second Purchase Payment of $12,000 plus the 4% Purchase Payment Credit of $480 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 Purchase Payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,960                   $2,000           $22,960          $22,960
    2                                $2,000           $21,017          $21,017
    3                                $2,000           $19,068          $19,068
    4                                $2,000           $17,115          $17,115
    5                                $2,000           $15,158          $15,158
    6*     $12,480                   $3,000           $24,675          $12,195         $12,480
    7                                $3,000           $21,736          $ 9,225         $12,511
    8                                $3,000           $18,790          $ 6,248         $12,542
    9                                $3,000           $15,836          $ 3,263         $12,573
   10                                $3,000           $12,875          $   271         $12,604
   11                                $3,000           $ 9,907                0         $ 9,907
   12                                $3,000           $ 6,931                0         $ 6,931
   13                                $3,000           $ 3,948                0         $ 3,948
   14                                $3,000           $   958                0         $   958
   15                                $  960                 0                0               0



* At the beginning of the 6th month, a $12,000 Purchase Payment and a Purchase Payment Credit of $480 is added to the EDCA Account. This amount ($12,480) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $12,195 in the 1st Payment Bucket ($15,158 (1st Payment Bucket Account Value from the 5th month) + $37 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $12,195). The total EDCA Account Value at the beginning of the 6th month is $24,675 ($12,195 in the 1st Payment Bucket + $12,480 in the 2nd Payment Bucket = $24,675).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).



    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]







    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)



(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------



  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



[GRAPHIC APPEARS HERE]







    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.



[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II



    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.



    The effects of exercising the Guaranteed Principal Option are:



    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.




    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

[GRAPHIC APPEARS HERE]







    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP - GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;



   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;



   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);



   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
  $5,000       $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value



Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.



B.   Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups (No
Withdrawals)



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).



C. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Compounding Income Amount



Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).



(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



D. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)



Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).



At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base



  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.



F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.



G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment



     1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual

     Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000
     - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.



H. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount



An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

I.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0   $0        $0            $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



J.   Enhanced GWB - How the Optional Reset Works (may be elected prior to age
     81)



Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



K. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)



Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

L. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.



In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account      Benefit
Payment   Withdrawals   Value        Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2012              $100,000
   B    Account Value                                 10/1/2013              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2013           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2014              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2014              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2014              $  9,000
   G    Percentage Reduction in Account               10/2/2014                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2014              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2014           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2014              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2012              $100,000
   B    Account Value                                       10/1/2013              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2013           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2014              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2014              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2014              $  9,000
   G    Percentage Reduction in Account                     10/2/2014                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2014              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2014           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2014              $ 93,600
                                                                                   (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2012             $100,000
    B    Account Value                              10/1/2013 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2013             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2013             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2013          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2014 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2014             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2014          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2014             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2014             $  9,000
    G    Percentage Reduction in Account                    10/2/2014                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2014             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2014          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2014          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2014             $ 99,238
                                                                                  (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).



   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).



   (For contracts issued with the Enhanced Death Benefit rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)



(2) THE ANNUAL INCREASE AMOUNT



   Example
   -------



   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------



   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------



  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.




   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).



   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).



(4) PUTTING IT ALL TOGETHER


   Example
   -------



   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.




   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.



(5) THE OPTIONAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.



The effect of the Optional Step-Up election is:



     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount



(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                   SERIES XC


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2012, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2012.


SAI-0412USAXC

TABLE OF CONTENTS                          PAGE




COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     5
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     7
     Legal or Regulatory Restrictions
       on Transactions..................     7
TAX STATUS OF THE CONTRACTS.............     8
CONDENSED FINANCIAL INFORMATION.........    10
FINANCIAL STATEMENTS....................    86

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of MetLife Investors USA Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.





CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the

Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2011             $1,101,222,893           $0
2010             $  619,025,695           $0
2009             $  444,678,204           $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2011 ranged from $0 to $25,311,993.* The amount of commissions paid to selected selling firms during 2011 ranged from $600 to $84,886,349. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2011 ranged from $600 to $87,026,602.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2011 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



Ameriprise Financial Services, Inc.
AXA Advisors, LLC
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.

Commonwealth Financial Network

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
FSC Securities Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.

Founders Financial Securities, LLC
H. D. Vest Investment Securities, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
ING Financial Partners, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Key Investment Services LLC

Lincoln Financial Advisors Corporation.

Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC

M&T Securities, Inc.
Merrill Lynch, Inc.

Morgan Keegan & Company, Inc.

Morgan Stanley Smith Barney, LLC
National Planning Corporation

NEXT Financial Group

NFP Securities, Inc.
PNC Investments LLC

ProEquities, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Wealth Management

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Securities Company, LLC
Securities America, Inc.

Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated

Tower Square Securities, Inc.

Transamerica Financial Advisors, Inc.

UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.

United Planners' Financial Services of America
ValMark Securities, Inc.

Wall Street Financial Group, Inc.

Walnut Street Securities, Inc.

Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC

Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

    (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

    (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:



o You may not make a transfer from the fixed annuity option to the variable annuity option;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the required minimum distribution ("RMD") requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


For RMDs after the death of the contract owner, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008191         6.999592        431,506.2211
  01/01/2009    to  12/31/2009        6.999592         8.904173        714,236.2700
  01/01/2010    to  12/31/2010        8.904173         9.823637        693,666.5279
  01/01/2011    to  12/31/2011        9.823637         9.457635        744,192.1050
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038190         8.936988         51,426.6301
  01/01/2009    to  12/31/2009        8.936988         9.856360        106,706.7700
  01/01/2010    to  12/31/2010        9.856360        10.286561        113,737.6934
  01/01/2011    to  12/31/2011       10.286561        10.704420        108,250.0578
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998192         6.348852        404,568.4165
  01/01/2009    to  12/31/2009        6.348852         8.370726        644,719.1700
  01/01/2010    to  12/31/2010        8.370726         9.343994        806,329.5784
  01/01/2011    to  12/31/2011        9.343994         8.756372        741,697.2337
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988192         5.749746        131,487.1394
  01/01/2009    to  12/31/2009        5.749746         7.855089        213,233.2800
  01/01/2010    to  12/31/2010        7.855089         9.142614        337,420.8089
  01/01/2011    to  12/31/2011        9.142614         8.579473        331,197.0925
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088188         6.044506         85,953.2867
  01/01/2009    to  12/31/2009        6.044506         8.475894        112,941.8400
  01/01/2010    to  12/31/2010        8.475894         8.911941        134,983.9482
  01/01/2011    to  12/31/2011        8.911941         7.514062        136,075.5836
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018191         7.672156        134,313.3327
  01/01/2009    to  12/31/2009        7.672156         9.312251        216,427.8200
  01/01/2010    to  12/31/2010        9.312251        10.067374        328,688.8128
  01/01/2011    to  12/31/2011       10.067374         9.921913        347,660.6985
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.329982        12.195423          26,485.3422
  01/01/2009    to  12/31/2009       12.195423        17.591890         357,946.8600
  01/01/2010    to  12/31/2010       17.591890        20.033380         412,239.4717
  01/01/2011    to  12/31/2011       20.033380        20.168240         415,202.8397
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        12.812153         568,357.1101
  01/01/2005    to  12/31/2005       12.812153        14.277527         395,543.4809
  01/01/2006    to  12/31/2006       14.277527        19.322711         453,956.1167
  01/01/2007    to  12/31/2007       19.322711        16.152793         376,486.1366
  01/01/2008    to  12/31/2008       16.152793         9.266596         352,080.9877
  01/01/2009    to  12/31/2009        9.266596        12.280998         338,404.7600
  01/01/2010    to  12/31/2010       12.280998        14.025858         326,046.4193
  01/01/2011    to  12/31/2011       14.025858        13.026028         286,553.8295
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.951741         477,074.9357
  01/01/2005    to  12/31/2005       11.951741        13.230588         433,735.8007
  01/01/2006    to  12/31/2006       13.230588        15.056884         509,180.0631
  01/01/2007    to  12/31/2007       15.056884        15.267724         480,483.4273
  01/01/2008    to  12/31/2008       15.267724         9.599510         388,848.5256
  01/01/2009    to  12/31/2009        9.599510        12.492580         354,270.1600
  01/01/2010    to  12/31/2010       12.492580        15.266007         324,962.0350
  01/01/2011    to  12/31/2011       15.266007        14.071615         307,790.0938
============   ==== ==========       =========        =========       ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.929396           1,596.2444
  01/01/2002    to  12/31/2002       10.929396         8.805453         200,259.1478
  01/01/2003    to  12/31/2003        8.805453        11.690181       1,800,857.3596
  01/01/2004    to  12/31/2004       11.690181        13.858377       1,893,872.6921
  01/01/2005    to  12/31/2005       13.858377        15.573010       1,460,926.9241
  01/01/2006    to  12/31/2006       15.573010        19.738183       1,444,291.5282
  01/01/2007    to  12/31/2007       19.738183        19.196255       1,309,437.7594
  01/01/2008    to  12/31/2008       19.196255        11.161587       1,097,183.3617
  01/01/2009    to  12/31/2009       11.161587        17.024193       1,019,238.8700
  01/01/2010    to  12/31/2010       17.024193        19.495409         944,797.9020
  01/01/2011    to  12/31/2011       19.495409        16.443106         865,308.3287
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.845599          40,372.3824
  01/01/2002    to  12/31/2002       11.845599         8.446962         722,370.5304
  01/01/2003    to  12/31/2003        8.446962        11.538078       1,482,751.0855
  01/01/2004    to  12/31/2004       11.538078        12.078766       1,685,925.2184
  01/01/2005    to  12/31/2005       12.078766        12.863783       1,213,341.4530
  01/01/2006    to  12/31/2006       12.863783        14.448465       1,125,427.8246
  01/01/2007    to  12/31/2007       14.448465        15.784081       1,124,177.1115
  01/01/2008    to  12/31/2008       15.784081         9.512270         975,505.0406
  01/01/2009    to  12/31/2009        9.512270        12.520996         901,668.2800
  01/01/2010    to  12/31/2010       12.520996        15.540993         840,865.8972
  01/01/2011    to  12/31/2011       15.540993        15.121905         759,132.9446
============   ==== ==========      ==========       ==========       ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      140.928841       144.689994             956.5056
  01/01/2011    to  12/31/2011      144.689994       131.588146           1,286.2280
============   ==== ==========      ==========       ==========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.984994          21,430.4004
  01/01/2002    to  12/31/2002       10.984994         9.636340         372,265.9861
  01/01/2003    to  12/31/2003        9.636340        11.959724       1,390,805.3998
  01/01/2004    to  12/31/2004       11.959724        13.457712       1,044,402.9697
  01/01/2005    to  12/31/2005       13.457712        14.304925         901,098.2128
  01/01/2006    to  12/31/2006       14.304925        16.136462         798,060.0015
  01/01/2007    to  12/31/2007       16.136462        15.440795         795,947.1799
  01/01/2008    to  12/31/2008       15.440795         9.370413         675,629.1812
  01/01/2009    to  12/31/2009        9.370413        12.605418         635,887.0600
  01/01/2010    to  12/31/2010       12.605418        15.233624         570,970.5189
  01/01/2011    to  12/31/2011       15.233624        14.194208         521,137.8097
============   ==== ==========      ==========       ==========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634         7.293775         200,665.6505
  01/01/2002    to  12/31/2002        7.293775         5.177286       1,182,455.2685
  01/01/2003    to  12/31/2003        5.177286         6.666256       3,040,597.8790
  01/01/2004    to  12/31/2004        6.666256         7.110320       2,240,054.2473
  01/01/2005    to  12/31/2005        7.110320         7.943847       1,493,694.9694
  01/01/2006    to  12/31/2006        7.943847         7.678353       1,319,287.8541
  01/01/2007    to  12/31/2007        7.678353         7.723216       1,192,379.9742
  01/01/2008    to  12/31/2008        7.723216         4.629841       1,061,804.9687
  01/01/2009    to  12/31/2009        4.629841         6.055174         962,745.0000
  01/01/2010    to  12/31/2010        6.055174         7.372926         877,972.3474
  01/01/2011    to  12/31/2011        7.372926         7.488041         903,657.1993
============   ==== ==========      ==========       ==========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246771        10.621157           1,461.1723
  01/01/2006    to  12/31/2006       10.621157        11.135542          97,913.2279
  01/01/2007    to  12/31/2007       11.135542        10.305387         117,018.1167
  01/01/2008    to  12/31/2008       10.305387         4.600138         137,477.5039
  01/01/2009    to  12/31/2009        4.600138         6.242944         112,538.2900
  01/01/2010    to  12/31/2010        6.242944         6.591246         113,475.0820
  01/01/2011    to  04/29/2011        6.591246         7.002829               0.0000
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.322142          37,091.0910
  01/01/2007    to  12/31/2007       10.322142        12.980214         282,833.4404
  01/01/2008    to  12/31/2008       12.980214         7.754770         265,323.3503
  01/01/2009    to  12/31/2009        7.754770        10.741407         234,967.1000
  01/01/2010    to  12/31/2010       10.741407        12.891564         276,490.7822
  01/01/2011    to  12/31/2011       12.891564        12.492986         228,832.9319
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875        13.951241          98,860.4297
  01/01/2002    to  12/31/2002       13.951241        13.644245       1,433,749.7065
  01/01/2003    to  12/31/2003       13.644245        15.992320       3,417,720.2748
  01/01/2004    to  12/31/2004       15.992320        17.014558       2,491,874.8192
  01/01/2005    to  12/31/2005       17.014558        16.986823       1,707,181.4409
  01/01/2006    to  12/31/2006       16.986823        18.238141       1,511,266.0668
  01/01/2007    to  12/31/2007       18.238141        19.113056       1,324,544.3157
  01/01/2008    to  12/31/2008       19.113056        15.302076       1,044,717.9385
  01/01/2009    to  12/31/2009       15.302076        20.586701         930,733.7000
  01/01/2010    to  12/31/2010       20.586701        22.875466         818,625.6143
  01/01/2011    to  12/31/2011       22.875466        23.505333         703,675.9571
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038        16.420585          41,582.8189
  01/01/2009    to  12/31/2009       16.420585        20.437665          48,208.3500
  01/01/2010    to  12/31/2010       20.437665        25.235389          48,736.6244
  01/01/2011    to  12/31/2011       25.235389        23.905232          42,609.7239
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997740        10.205438           5,321.2111
  01/01/2011    to  12/31/2011       10.205438        10.240357          40,197.8861
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493          63,845.2409
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         6.588767           9,453.2347
  01/01/2009    to  12/31/2009        6.588767         8.093684          24,509.4300
  01/01/2010    to  12/31/2010        8.093684         8.838888          71,536.1939
  01/01/2011    to  12/31/2011        8.838888         8.646988         118,095.6921
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         7.021527         262,110.1588
  01/01/2009    to  12/31/2009        7.021527         8.878574         293,960.8200
  01/01/2010    to  12/31/2010        8.878574         9.610672         266,561.9744
  01/01/2011    to  12/31/2011        9.610672         9.287285         283,205.0557
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898         8.050186         207,533.2474
  01/01/2002    to  12/31/2002        8.050186         6.270402         799,574.2621
  01/01/2003    to  12/31/2003        6.270402         7.668982       1,192,672.1819
  01/01/2004    to  11/19/2004        7.668982         7.860884       1,063,826.7850
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998192        10.878904               0.0000
  01/01/2010    to  12/31/2010       10.878904        12.150119               0.0000
  01/01/2011    to  12/31/2011       12.150119        11.912168             933.4894
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.460946          75,004.0443
  01/01/2007    to  12/31/2007       10.460946        14.056678         260,925.3834
  01/01/2008    to  12/31/2008       14.056678         6.148147         296,453.3889
  01/01/2009    to  12/31/2009        6.148147        10.217171         417,531.6500
  01/01/2010    to  12/31/2010       10.217171        12.427597         420,296.2636
  01/01/2011    to  12/31/2011       12.427597         9.938069         345,541.3417
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686         8.364799         129,003.6811
  01/01/2002    to  12/31/2002        8.364799         7.256874       1,070,822.3007
  01/01/2003    to  12/31/2003        7.256874         9.425479       1,546,831.2953
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,973,434.6670
  01/01/2005    to  12/31/2005       11.084222        12.693933       1,519,906.5715
  01/01/2006    to  12/31/2006       12.693933        15.803723       1,675,995.6328
  01/01/2007    to  12/31/2007       15.803723        17.609666       1,967,696.5666
  01/01/2008    to  12/31/2008       17.609666         9.982620       1,828,976.6456
  01/01/2009    to  12/31/2009        9.982620        12.918805       1,668,104.9600
  01/01/2010    to  12/31/2010       12.918805        14.156773       1,549,066.0683
  01/01/2011    to  12/31/2011       14.156773        12.433506       1,350,812.8440
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733         8.450379        360,423.9784
  01/01/2002    to  12/31/2002        8.450379         6.255898      2,701,558.8170
  01/01/2003    to  12/31/2003        6.255898         7.909106      6,125,313.9186
  01/01/2004    to  12/31/2004        7.909106         8.277517      5,627,959.2383
  01/01/2005    to  12/31/2005        8.277517         8.526290      4,240,760.7630
  01/01/2006    to  12/31/2006        8.526290         9.025889      3,917,052.0073
  01/01/2007    to  12/31/2007        9.025889        10.145899      3,508,490.0296
  01/01/2008    to  12/31/2008       10.145899         5.394779      2,934,341.6345
  01/01/2009    to  12/31/2009        5.394779         7.625579      2,637,785.5800
  01/01/2010    to  12/31/2010        7.625579         8.205676      2,372,048.0303
  01/01/2011    to  12/31/2011        8.205676         7.960229      1,982,691.8496
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.418489      2,657,135.0362
  01/01/2004    to  12/31/2004       10.418489        11.170963      2,588,620.0762
  01/01/2005    to  12/31/2005       11.170963        11.141080      1,815,134.7662
  01/01/2006    to  12/31/2006       11.141080        11.001649      1,705,064.6921
  01/01/2007    to  12/31/2007       11.001649        11.989080      1,606,330.6049
  01/01/2008    to  12/31/2008       11.989080        10.979939      1,537,761.0541
  01/01/2009    to  12/31/2009       10.979939        12.749612      1,480,995.2100
  01/01/2010    to  12/31/2010       12.749612        13.514326      1,324,810.7121
  01/01/2011    to  12/31/2011       13.514326        14.774818      1,116,852.2692
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771        10.515687        355,008.2887
  01/01/2002    to  12/31/2002       10.515687        11.304919      3,428,408.9805
  01/01/2003    to  12/31/2003       11.304919        11.598744      4,916,658.1773
  01/01/2004    to  12/31/2004       11.598744        11.976661      3,713,382.2728
  01/01/2005    to  12/31/2005       11.976661        12.045993      3,069,684.8285
  01/01/2006    to  12/31/2006       12.045993        12.384722      3,004,460.8663
  01/01/2007    to  12/31/2007       12.384722        13.102425      2,715,670.5623
  01/01/2008    to  12/31/2008       13.102425        12.940264      2,357,387.3748
  01/01/2009    to  12/31/2009       12.940264        15.023346      2,298,498.2300
  01/01/2010    to  12/31/2010       15.023346        15.984943      2,294,342.7048
  01/01/2011    to  12/31/2011       15.984943        16.222440      2,022,561.7373
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564          6,087.7200
  01/01/2010    to  12/31/2010       15.784564        17.999926         14,439.5050
  01/01/2011    to  12/31/2011       17.999926        16.843308         15,740.1313
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.765934        12.338270          34,899.8661
  01/01/2011    to  12/31/2011       12.338270        12.556481          71,129.6431
============   ==== ==========       =========        =========       ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564767         9.979690          23,404.9197
  01/01/2008    to  12/31/2008        9.979690         5.712205         128,237.5495
  01/01/2009    to  12/31/2009        5.712205         6.925141          92,638.5400
  01/01/2010    to  12/31/2010        6.925141         7.859835         103,184.7861
  01/01/2011    to  12/31/2011        7.859835         7.434600         126,575.3673
============   ==== ==========       =========        =========       ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270         6.081488          99,431.4277
  01/01/2002    to  12/31/2002        6.081488         2.947164         447,788.5981
  01/01/2003    to  12/31/2003        2.947164         4.567923       1,190,199.1530
  01/01/2004    to  12/31/2004        4.567923         4.299219       1,375,292.1160
  01/01/2005    to  12/31/2005        4.299219         4.694924       1,041,016.5365
  01/01/2006    to  12/31/2006        4.694924         4.865207         977,499.3370
  01/01/2007    to  12/31/2007        4.865207         6.293680         952,541.5610
  01/01/2008    to  12/31/2008        6.293680         3.438596         731,116.4622
  01/01/2009    to  12/31/2009        3.438596         5.377075         743,572.9600
  01/01/2010    to  12/31/2010        5.377075         6.753719         742,792.2380
  01/01/2011    to  12/31/2011        6.753719         5.986033         639,629.6640
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043         8.501714           6,884.7452
  01/01/2009    to  12/31/2009        8.501714        10.443805         132,954.0400
  01/01/2010    to  12/31/2010       10.443805        11.530272         219,759.3797
  01/01/2011    to  12/31/2011       11.530272        11.462321         263,213.3102
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122         7.794369               0.0000
  01/01/2009    to  12/31/2009        7.794369         9.897797          80,991.7000
  01/01/2010    to  12/31/2010        9.897797        11.113919         126,411.1439
  01/01/2011    to  12/31/2011       11.113919        10.699652         200,266.7385
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       39.123031        41.312239        154,864.3979
  01/01/2002    to  12/31/2002       41.312239        33.272684        866,333.4857
  01/01/2003    to  12/31/2003       33.272684        42.786777      1,850,654.0769
  01/01/2004    to  12/31/2004       42.786777        47.407274      1,488,211.5584
  01/01/2005    to  12/31/2005       47.407274        48.215337      1,165,322.0002
  01/01/2006    to  12/31/2006       48.215337        55.863563      1,063,571.5275
  01/01/2007    to  12/31/2007       55.863563        56.989263        965,351.2326
  01/01/2008    to  12/31/2008       56.989263        35.688706        802,246.1363
  01/01/2009    to  12/31/2009       35.688706        41.561455        750,530.8800
  01/01/2010    to  12/31/2010       41.561455        47.839303        669,938.7244
  01/01/2011    to  12/31/2011       47.839303        45.170832        591,080.3368
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086         8.220557        269,557.5629
  01/01/2002    to  12/31/2002        8.220557         4.525032      1,726,869.5986
  01/01/2003    to  12/31/2003        4.525032         6.081870      4,006,200.0912
  01/01/2004    to  12/31/2004        6.081870         7.048322      2,765,448.7425
  01/01/2005    to  12/31/2005        7.048322         7.947436      2,381,258.1746
  01/01/2006    to  12/31/2006        7.947436         8.299611      2,133,250.2131
  01/01/2007    to  12/31/2007        8.299611         9.602874      2,015,602.4477
  01/01/2008    to  12/31/2008        9.602874         5.690788      1,747,683.5439
  01/01/2009    to  12/31/2009        5.690788         8.143047      1,577,390.8100
  01/01/2010    to  12/31/2010        8.143047        10.227279      1,458,464.8284
  01/01/2011    to  12/31/2011       10.227279         9.894490      1,293,355.5227
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.218733        605,519.3266
  01/01/2003    to  12/31/2003        8.218733        11.433062      2,150,386.2473
  01/01/2004    to  12/31/2004       11.433062        14.226210      2,040,391.3429
  01/01/2005    to  12/31/2005       14.226210        16.160130      1,768,021.0904
  01/01/2006    to  12/31/2006       16.160130        17.983664      1,676,491.5926
  01/01/2007    to  12/31/2007       17.983664        17.153385      2,085,655.8497
  01/01/2008    to  12/31/2008       17.153385        11.840161      1,726,943.0758
  01/01/2009    to  12/31/2009       11.840161        14.726955      1,608,791.1500
  01/01/2010    to  12/31/2010       14.726955        17.368472      1,448,907.2423
  01/01/2011    to  12/31/2011       17.368472        15.549747      1,244,250.2621
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.096411        440,580.9814
  01/01/2005    to  12/31/2005       11.096411        12.155042        222,582.1272
  01/01/2006    to  12/31/2006       12.155042        12.682656        224,564.1266
  01/01/2007    to  12/31/2007       12.682656        15.486352        272,402.5802
  01/01/2008    to  12/31/2008       15.486352         7.875156        269,177.9357
  01/01/2009    to  12/31/2009        7.875156        11.399836        242,981.9900
  01/01/2010    to  12/31/2010       11.399836        14.259327        223,910.7793
  01/01/2011    to  12/31/2011       14.259327        12.979302        200,521.7353
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340         72,647.9975
  01/01/2006    to  12/31/2006       10.458340        11.939126        135,900.9890
  01/01/2007    to  12/31/2007       11.939126        11.450048        189,434.8309
  01/01/2008    to  12/31/2008       11.450048         7.217589        156,230.0674
  01/01/2009    to  12/31/2009        7.217589         8.987134      3,005,927.0500
  01/01/2010    to  12/31/2010        8.987134        10.155246      2,694,355.1405
  01/01/2011    to  12/31/2011       10.155246         9.843209      2,237,042.2688
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.043873        14.512748         15,831.0100
  01/01/2010    to  12/31/2010       14.512748        15.081921         30,973.3661
  01/01/2011    to  12/31/2011       15.081921        15.896561         39,673.0290
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860101         9.947503      1,208,087.1075
  01/01/2006    to  12/31/2006        9.947503        10.230491      1,331,507.1674
  01/01/2007    to  12/31/2007       10.230491        10.546619      1,237,132.0960
  01/01/2008    to  12/31/2008       10.546619        10.643192      2,279,913.0181
  01/01/2009    to  12/31/2009       10.643192        10.495525      1,688,523.3500
  01/01/2010    to  12/31/2010       10.495525        10.323764      1,254,639.8576
  01/01/2011    to  12/31/2011       10.323764        10.155273      1,263,372.1225
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441        10.134478        219,948.2744
  01/01/2002    to  12/31/2002       10.134478        10.077903      1,572,815.7956
  01/01/2003    to  12/31/2003       10.077903         9.956033      1,516,693.5265
  01/01/2004    to  12/31/2004        9.956033         9.855466      1,344,613.7000
  01/01/2005    to  04/30/2005        9.855466         9.860317              0.0000
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000        10.136771        411,598.0340
  01/01/2002    to  12/31/2002       10.136771         8.320551      2,576,279.4317
  01/01/2003    to  12/31/2003        8.320551        10.699997      4,532,908.6121
  01/01/2004    to  12/31/2004       10.699997        11.802287      4,850,017.5631
  01/01/2005    to  12/31/2005       11.802287        12.786459      3,793,667.2169
  01/01/2006    to  12/31/2006       12.786459        14.389697      3,562,636.9670
  01/01/2007    to  12/31/2007       14.389697        14.780208      3,235,152.8647
  01/01/2008    to  12/31/2008       14.780208         8.801293      2,855,392.4628
  01/01/2009    to  12/31/2009        8.801293        11.412672      2,653,168.9500
  01/01/2010    to  12/31/2010       11.412672        12.552562      2,418,536.6837
  01/01/2011    to  12/31/2011       12.552562        11.831530      2,063,281.4749
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.615315      1,073,693.6827
  01/01/2003    to  12/31/2003        7.615315         9.714878      2,017,856.2237
  01/01/2004    to  12/31/2004        9.714878        10.409513      1,755,936.0453
  01/01/2005    to  12/31/2005       10.409513        11.625804      1,144,312.5058
  01/01/2006    to  12/31/2006       11.625804        11.724679      1,109,070.1458
  01/01/2007    to  12/31/2007       11.724679        12.845133      1,025,921.1868
  01/01/2008    to  12/31/2008       12.845133         8.016809      1,273,132.0597
  01/01/2009    to  12/31/2009        8.016809        11.005433      1,156,963.8300
  01/01/2010    to  12/31/2010       11.005433        12.050186      1,069,844.8136
  01/01/2011    to  12/31/2011       12.050186        11.879673        988,342.2311
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000        11.924478        285,336.2915
  01/01/2002    to  12/31/2002       11.924478        10.665887      1,968,096.2417
  01/01/2003    to  12/31/2003       10.665887        13.883167      3,688,778.9808
  01/01/2004    to  12/31/2004       13.883167        14.973492      2,836,827.6471
  01/01/2005    to  12/31/2005       14.973492        16.158995      2,279,554.3064
  01/01/2006    to  12/31/2006       16.158995        17.830257      1,983,617.8488
  01/01/2007    to  12/31/2007       17.830257        16.296121      1,757,054.9099
  01/01/2008    to  12/31/2008       16.296121         8.633994      1,542,217.1144
  01/01/2009    to  12/31/2009        8.633994        11.991528      1,413,080.4600
  01/01/2010    to  12/31/2010       11.991528        13.536401      1,242,133.3242
  01/01/2011    to  12/31/2011       13.536401        14.179556      1,098,474.2262
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998        10.131600              0.0000
  01/01/2009    to  12/31/2009       10.131600        14.222857         15,565.0400
  01/01/2010    to  12/31/2010       14.222857        17.150588         22,654.7721
  01/01/2011    to  12/31/2011       17.150588        14.128534         22,078.1006
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.838586        13.487845           2,072.8500
  01/01/2010    to  12/31/2010       13.487845        16.705911          10,342.1119
  01/01/2011    to  12/31/2011       16.705911        16.065053           9,969.6013
============   ==== ==========       =========        =========       ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.843650          18,876.8867
  01/01/2002    to  12/31/2002       10.843650         8.264381         872,377.2426
  01/01/2003    to  12/31/2003        8.264381        10.395014       1,538,007.3438
  01/01/2004    to  12/31/2004       10.395014        11.275442       1,808,666.3091
  01/01/2005    to  12/31/2005       11.275442        11.576776       1,879,819.8668
  01/01/2006    to  12/31/2006       11.576776        13.117210       1,674,556.1560
  01/01/2007    to  12/31/2007       13.117210        13.543213       1,579,360.1615
  01/01/2008    to  12/31/2008       13.543213         8.357499       1,393,918.2619
  01/01/2009    to  12/31/2009        8.357499        10.351595       1,226,695.0300
  01/01/2010    to  12/31/2010       10.351595        11.657741       1,346,479.1378
  01/01/2011    to  12/31/2011       11.657741        11.654879       1,230,637.7469
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.989316        11.564961           1,467.1300
  01/01/2010    to  12/31/2010       11.564961        12.259062           4,185.2722
  01/01/2011    to  12/31/2011       12.259062        10.533011           1,913.4036
============   ==== ==========       =========        =========       ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.143198        13.692928           6,939.7400
  01/01/2010    to  12/31/2010       13.692928        17.044476          13,426.2509
  01/01/2011    to  12/31/2011       17.044476        16.040482          14,019.9739
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.612720        14.743903               0.0000
  01/01/2010    to  12/31/2010       14.743903        18.712143             311.9695
  01/01/2011    to  12/31/2011       18.712143        15.337245             310.0731
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136        15.351902          13,607.1637
  01/01/2006    to  12/31/2006       15.351902        15.692541         334,634.4450
  01/01/2007    to  12/31/2007       15.692541        16.056909         557,507.2711
  01/01/2008    to  12/31/2008       16.056909        15.709391         617,231.7009
  01/01/2009    to  12/31/2009       15.709391        16.082823         531,978.0400
  01/01/2010    to  12/31/2010       16.082823        16.688556         535,493.8818
  01/01/2011    to  12/31/2011       16.688556        17.280596         544,529.0869
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164        10.687313        2,304,564.3300
  01/01/2005    to  12/31/2005       10.687313        11.604154        3,797,155.8861
  01/01/2006    to  12/31/2006       11.604154        12.972623        3,696,892.5187
  01/01/2007    to  12/31/2007       12.972623        13.127531        3,376,137.0305
  01/01/2008    to  12/31/2008       13.127531         7.642126        2,736,238.2928
  01/01/2009    to  12/31/2009        7.642126         9.971104        2,564,806.6900
  01/01/2010    to  12/31/2010        9.971104        11.426466        2,376,350.7534
  01/01/2011    to  12/31/2011       11.426466        10.590647        2,204,248.7187
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328        10.391330        9,244,968.6310
  01/01/2005    to  12/31/2005       10.391330        10.949726       15,654,665.8225
  01/01/2006    to  12/31/2006       10.949726        12.061156       15,970,090.4093
  01/01/2007    to  12/31/2007       12.061156        12.441938       15,796,918.8197
  01/01/2008    to  12/31/2008       12.441938         8.329388       13,278,980.7300
  01/01/2009    to  12/31/2009        8.329388        10.514679       12,453,849.6200
  01/01/2010    to  12/31/2010       10.514679        11.747788       11,820,777.9003
  01/01/2011    to  12/31/2011       11.747788        11.359161       10,865,202.8923
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459        10.107486          544,182.6754
  01/01/2005    to  12/31/2005       10.107486        10.387940        1,172,854.2321
  01/01/2006    to  12/31/2006       10.387940        11.099798        1,155,380.4528
  01/01/2007    to  12/31/2007       11.099798        11.563424        2,224,232.6638
  01/01/2008    to  12/31/2008       11.563424         9.024871        2,777,781.9659
  01/01/2009    to  12/31/2009        9.024871        10.910781        2,704,784.3300
  01/01/2010    to  12/31/2010       10.910781        11.902368        2,415,292.3229
  01/01/2011    to  12/31/2011       11.902368        11.915859        2,071,229.5478
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214        10.602224        7,443,048.7610
  01/01/2005    to  12/31/2005       10.602224        11.380836       13,124,730.2207
  01/01/2006    to  12/31/2006       11.380836        12.717038       14,850,374.1630
  01/01/2007    to  12/31/2007       12.717038        13.096001       15,110,937.6858
  01/01/2008    to  12/31/2008       13.096001         8.003254       12,962,794.4733
  01/01/2009    to  12/31/2009        8.003254        10.241709       11,891,979.8100
  01/01/2010    to  12/31/2010       10.241709        11.634653       11,004,863.4431
  01/01/2011    to  12/31/2011       11.634653        11.001334       10,341,720.9605
============   ==== ==========       =========        =========       ===============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402        10.227688        2,738,870.9120
  01/01/2005    to  12/31/2005       10.227688        10.645573        4,949,049.8811
  01/01/2006    to  12/31/2006       10.645573        11.543319        5,383,931.7361
  01/01/2007    to  12/31/2007       11.543319        12.058129        5,756,684.0520
  01/01/2008    to  12/31/2008       12.058129         8.726651        5,861,938.5294
  01/01/2009    to  12/31/2009        8.726651        10.823073        5,350,458.7400
  01/01/2010    to  12/31/2010       10.823073        11.966086        5,372,615.9347
  01/01/2011    to  12/31/2011       11.966086        11.756922        4,969,076.3527
============   ==== ==========       =========        =========        ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082         6.994767        5,247,184.9940
  01/01/2009    to  12/31/2009        6.994767         8.889143       10,533,141.1100
  01/01/2010    to  12/31/2010        8.889143         9.797260       14,118,265.4310
  01/01/2011    to  12/31/2011        9.797260         9.422832       15,174,256.5760
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038080         8.930842          431,668.6010
  01/01/2009    to  12/31/2009        8.930842         9.839740        1,765,576.4200
  01/01/2010    to  12/31/2010        9.839740        10.258953        2,205,932.0204
  01/01/2011    to  12/31/2011       10.258953        10.665052        2,868,667.9830
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082         6.344471        8,002,848.2166
  01/01/2009    to  12/31/2009        6.344471         8.356591       10,510,242.2000
  01/01/2010    to  12/31/2010        8.356591         9.318900       10,880,598.4195
  01/01/2011    to  12/31/2011        9.318900         8.724143       10,335,102.1630
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083         5.745775        1,456,159.9271
  01/01/2009    to  12/31/2009        5.745775         7.841818        3,183,724.2100
  01/01/2010    to  12/31/2010        7.841818         9.118054        3,567,753.3446
  01/01/2011    to  12/31/2011        9.118054         8.547889        3,779,309.3913
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088078         6.040337        1,015,634.4937
  01/01/2009    to  12/31/2009        6.040337         8.461583        2,114,373.0600
  01/01/2010    to  12/31/2010        8.461583         8.888011        2,557,917.2400
  01/01/2011    to  12/31/2011        8.888011         7.486399        2,632,595.1694
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081         7.666872        3,358,104.7617
  01/01/2009    to  12/31/2009        7.666872         9.296538        6,412,208.1800
  01/01/2010    to  12/31/2010        9.296538        10.040347        7,414,291.3554
  01/01/2011    to  12/31/2011       10.040347         9.885409        6,888,105.6463
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545        12.045782           63,449.2645
  01/01/2009    to  12/31/2009       12.045782        17.358689          478,831.8600
  01/01/2010    to  12/31/2010       17.358689        19.748068          660,198.8705
  01/01/2011    to  12/31/2011       19.748068        19.861185          870,932.7152
============   ==== ==========       =========        =========       ===============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        12.803566        715,423.2729
  01/01/2005    to  12/31/2005       12.803566        14.253740        515,191.5715
  01/01/2006    to  12/31/2006       14.253740        19.271313        862,705.3728
  01/01/2007    to  12/31/2007       19.271313        16.093623        623,725.2338
  01/01/2008    to  12/31/2008       16.093623         9.223364        622,936.2140
  01/01/2009    to  12/31/2009        9.223364        12.211480        648,040.3300
  01/01/2010    to  12/31/2010       12.211480        13.932543        685,456.0405
  01/01/2011    to  12/31/2011       13.932543        12.926451        700,323.8114
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        11.943726        765,505.5042
  01/01/2005    to  12/31/2005       11.943726        13.208544        945,753.5764
  01/01/2006    to  12/31/2006       13.208544        15.016817      1,186,087.0928
  01/01/2007    to  12/31/2007       15.016817        15.211790      1,247,775.3144
  01/01/2008    to  12/31/2008       15.211790         9.554730      1,047,271.3928
  01/01/2009    to  12/31/2009        9.554730        12.421876        914,513.7100
  01/01/2010    to  12/31/2010       12.421876        15.164455        953,902.7563
  01/01/2011    to  12/31/2011       15.164455        13.964054      1,012,675.9693
============   ==== ==========       =========        =========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.704299        11.664171      1,582,080.9990
  01/01/2004    to  12/31/2004       11.664171        13.813691      2,499,190.8720
  01/01/2005    to  12/31/2005       13.813691        15.507328      2,150,637.1787
  01/01/2006    to  12/31/2006       15.507328        19.635353      2,631,951.7652
  01/01/2007    to  12/31/2007       19.635353        19.077046      2,661,988.0151
  01/01/2008    to  12/31/2008       19.077046        11.081126      2,186,620.7535
  01/01/2009    to  12/31/2009       11.081126        16.884571      2,285,000.0700
  01/01/2010    to  12/31/2010       16.884571        19.316214      2,291,484.2055
  01/01/2011    to  12/31/2011       19.316214        16.275690      2,315,908.7036
============   ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.660245        11.512395      1,016,218.6566
  01/01/2004    to  12/31/2004       11.512395        12.039797      1,852,928.5555
  01/01/2005    to  12/31/2005       12.039797        12.809506      1,105,784.6984
  01/01/2006    to  12/31/2006       12.809506        14.373156      1,107,678.6553
  01/01/2007    to  12/31/2007       14.373156        15.686028      1,054,768.7555
  01/01/2008    to  12/31/2008       15.686028         9.443675        868,227.7341
  01/01/2009    to  12/31/2009        9.443675        12.418277        895,988.1400
  01/01/2010    to  12/31/2010       12.418277        15.398109        846,016.4778
  01/01/2011    to  12/31/2011       15.398109        14.967924        864,736.8237
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       137.018308       140.581867         10,624.6157
  01/01/2011    to  12/31/2011       140.581867       127.724425         16,857.9907
============   ==== ==========       ==========       ==========      ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         9.676034        11.933125        969,677.0465
  01/01/2004    to  12/31/2004        11.933125        13.414325        939,494.6966
  01/01/2005    to  12/31/2005        13.414325        14.244599        812,668.8522
  01/01/2006    to  12/31/2006        14.244599        16.052398        792,054.4037
  01/01/2007    to  12/31/2007        16.052398        15.344915        852,082.9812
  01/01/2008    to  12/31/2008        15.344915         9.302868        577,632.8078
  01/01/2009    to  12/31/2009         9.302868        12.502044        549,877.1900
  01/01/2010    to  12/31/2010        12.502044        15.093613        534,446.3846
  01/01/2011    to  12/31/2011        15.093613        14.049713        482,948.0700
============   ==== ==========       ==========       ==========      ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         5.472328         6.656250      2,189,655.8426
  01/01/2004    to  12/31/2004         6.656250         7.092530      2,634,521.3969
  01/01/2005    to  12/31/2005         7.092530         7.916077      1,451,202.3221
  01/01/2006    to  12/31/2006         7.916077         7.643879      1,541,034.7726
  01/01/2007    to  12/31/2007         7.643879         7.680812      1,431,667.2461
  01/01/2008    to  12/31/2008         7.680812         4.599793      1,377,219.8223
  01/01/2009    to  12/31/2009         4.599793         6.009860      1,325,321.0600
  01/01/2010    to  12/31/2010         6.009860         7.310444      1,348,207.2206
  01/01/2011    to  12/31/2011         7.310444         7.417176      2,092,369.8231
============   ==== ==========       ==========       ==========      ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246575        10.619411         17,170.5774
  01/01/2006    to  12/31/2006        10.619411        11.122610        296,078.0348
  01/01/2007    to  12/31/2007        11.122610        10.283068        381,548.3832
  01/01/2008    to  12/31/2008        10.283068         4.585552        554,297.9649
  01/01/2009    to  12/31/2009         4.585552         6.216925        652,519.2600
  01/01/2010    to  12/31/2010         6.216925         6.557220        652,925.8722
  01/01/2011    to  04/29/2011         6.557220         6.964406              0.0000
============   ==== ==========       ==========       ==========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006         9.988562        10.315213         65,186.2876
  01/01/2007    to  12/31/2007        10.315213        12.958474        467,262.5377
  01/01/2008    to  12/31/2008        12.958474         7.734002        574,062.5074
  01/01/2009    to  12/31/2009         7.734002        10.701942        674,507.5800
  01/01/2010    to  12/31/2010        10.701942        12.831376        989,430.4260
  01/01/2011    to  12/31/2011        12.831376        12.422254        897,186.6595
============   ==== ==========       ==========       ==========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.607628        15.968273        2,217,899.1634
  01/01/2004    to  12/31/2004       15.968273        16.971948        2,305,656.3497
  01/01/2005    to  12/31/2005       16.971948        16.927392        1,537,124.4946
  01/01/2006    to  12/31/2006       16.927392        18.156219        1,546,336.5949
  01/01/2007    to  12/31/2007       18.156219        19.008084        1,523,473.4252
  01/01/2008    to  12/31/2008       19.008084        15.202771        1,183,620.7158
  01/01/2009    to  12/31/2009       15.202771        20.432677        1,142,309.7400
  01/01/2010    to  12/31/2010       20.432677        22.681637        1,071,584.3598
  01/01/2011    to  12/31/2011       22.681637        23.282932        1,012,934.5142
============   ==== ==========       =========        =========        ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921        15.945964           75,217.6085
  01/01/2009    to  12/31/2009       15.945964        19.827088          140,201.6200
  01/01/2010    to  12/31/2010       19.827088        24.457039          184,270.7338
  01/01/2011    to  12/31/2011       24.457039        23.144786          209,167.5949
============   ==== ==========       =========        =========        ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997603        10.198534          192,719.0026
  01/01/2011    to  12/31/2011       10.198534        10.223228          416,310.5234
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895          174,811.0396
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         6.584222          159,115.3337
  01/01/2009    to  12/31/2009        6.584222         8.080016          429,992.0300
  01/01/2010    to  12/31/2010        8.080016         8.815149          719,475.0488
  01/01/2011    to  12/31/2011        8.815149         8.615160          786,464.9821
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         7.016687        3,285,606.2257
  01/01/2009    to  12/31/2009        7.016687         8.863588        3,853,634.2000
  01/01/2010    to  12/31/2010        8.863588         9.584867        3,789,520.2468
  01/01/2011    to  12/31/2011        9.584867         9.253106        3,758,850.3330
============   ==== ==========       =========        =========        ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.386488         7.657424          517,765.8984
  01/01/2004    to  11/19/2004        7.657424         7.842093          672,573.1924
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998082        10.871607           33,709.3600
  01/01/2010    to  12/31/2010       10.871607        12.129841          150,154.6529
  01/01/2011    to  12/31/2011       12.129841        11.880428          123,804.7905
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.453918        150,669.8182
  01/01/2007    to  12/31/2007       10.453918        14.033128        553,272.4136
  01/01/2008    to  12/31/2008       14.033128         6.131668        684,455.5441
  01/01/2009    to  12/31/2009        6.131668        10.179606      1,107,585.9100
  01/01/2010    to  12/31/2010       10.179606        12.369549      1,467,135.4771
  01/01/2011    to  12/31/2011       12.369549         9.881769      1,629,712.7032
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.289616         9.411295        782,001.8856
  01/01/2004    to  12/31/2004        9.411295        11.056455      1,884,428.7072
  01/01/2005    to  12/31/2005       11.056455        12.649518      1,378,894.2445
  01/01/2006    to  12/31/2006       12.649518        15.732735      1,689,045.0405
  01/01/2007    to  12/31/2007       15.732735        17.512947      1,754,022.5344
  01/01/2008    to  12/31/2008       17.512947         9.917813      1,735,239.5436
  01/01/2009    to  12/31/2009        9.917813        12.822103      1,657,959.1500
  01/01/2010    to  12/31/2010       12.822103        14.036777      1,558,754.1578
  01/01/2011    to  12/31/2011       14.036777        12.315804      1,451,252.3352
============   ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.505698         7.897196      4,020,523.3423
  01/01/2004    to  12/31/2004        7.897196         8.256769      4,933,536.0487
  01/01/2005    to  12/31/2005        8.256769         8.496442      3,325,789.3318
  01/01/2006    to  12/31/2006        8.496442         8.985325      3,267,057.7938
  01/01/2007    to  12/31/2007        8.985325        10.090152      3,069,690.3843
  01/01/2008    to  12/31/2008       10.090152         5.359740      2,538,996.6980
  01/01/2009    to  12/31/2009        5.359740         7.568480      2,330,307.4300
  01/01/2010    to  12/31/2010        7.568480         8.136100      2,020,755.9839
  01/01/2011    to  12/31/2011        8.136100         7.884860      1,836,098.7767
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.411529      2,159,263.8369
  01/01/2004    to  12/31/2004       10.411529        11.152314      3,469,965.1450
  01/01/2005    to  12/31/2005       11.152314        11.111391      2,463,646.6739
  01/01/2006    to  12/31/2006       11.111391        10.961391      2,220,380.5386
  01/01/2007    to  12/31/2007       10.961391        11.933208      2,084,242.4959
  01/01/2008    to  12/31/2008       11.933208        10.917813      2,251,813.4076
  01/01/2009    to  12/31/2009       10.917813        12.664811      3,251,441.7700
  01/01/2010    to  12/31/2010       12.664811        13.411023      3,828,808.8985
  01/01/2011    to  12/31/2011       13.411023        14.647270      3,925,981.3901
============   ==== ==========       =========        =========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.542328        11.581293        2,576,587.2669
  01/01/2004    to  12/31/2004       11.581293        11.946656        2,682,203.9735
  01/01/2005    to  12/31/2005       11.946656        12.003835        2,243,440.5285
  01/01/2006    to  12/31/2006       12.003835        12.329076        2,475,380.0163
  01/01/2007    to  12/31/2007       12.329076        13.030449        2,573,935.4892
  01/01/2008    to  12/31/2008       13.030449        12.856283        3,279,295.3815
  01/01/2009    to  12/31/2009       12.856283        14.910936        6,136,350.1700
  01/01/2010    to  12/31/2010       14.910936        15.849486        7,981,182.9396
  01/01/2011    to  12/31/2011       15.849486        16.068936        7,781,167.3270
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332            3,875.2400
  01/01/2010    to  12/31/2010       15.535332        17.698021           26,069.9948
  01/01/2011    to  12/31/2011       17.698021        16.544278           60,241.1375
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.744622        12.307762          295,506.3473
  01/01/2011    to  12/31/2011       12.307762        12.512948          452,133.2416
============   ==== ==========       =========        =========        ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450         9.978019           57,408.4183
  01/01/2008    to  12/31/2008        9.978019         5.705506          516,683.5299
  01/01/2009    to  12/31/2009        5.705506         6.910104          488,094.0900
  01/01/2010    to  12/31/2010        6.910104         7.834937          414,301.6397
  01/01/2011    to  12/31/2011        7.834937         7.403653          476,446.3291
============   ==== ==========       =========        =========        ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.285104         4.561046          751,484.2936
  01/01/2004    to  12/31/2004        4.561046         4.288441        1,387,165.3470
  01/01/2005    to  12/31/2005        4.288441         4.678488          881,423.9561
  01/01/2006    to  12/31/2006        4.678488         4.843341          981,053.7874
  01/01/2007    to  12/31/2007        4.843341         6.259103        1,281,841.0510
  01/01/2008    to  12/31/2008        6.259103         3.416265        1,165,368.9066
  01/01/2009    to  12/31/2009        3.416265         5.336818        1,546,049.7500
  01/01/2010    to  12/31/2010        5.336818         6.696466        1,456,799.0978
  01/01/2011    to  12/31/2011        6.696466         5.929364        1,394,267.7186
============   ==== ==========       =========        =========        ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090         8.474073           19,886.2648
  01/01/2009    to  12/31/2009        8.474073        10.399444        1,426,873.3400
  01/01/2010    to  12/31/2010       10.399444        11.469830        2,651,157.7338
  01/01/2011    to  12/31/2011       11.469830        11.390862        3,418,486.3701
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088         7.769023          17,504.5765
  01/01/2009    to  12/31/2009        7.769023         9.855748       1,015,436.6800
  01/01/2010    to  12/31/2010        9.855748        11.055654       1,566,354.6843
  01/01/2011    to  12/31/2011       11.055654        10.632939       2,207,831.6137
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       34.344447        42.722358       1,078,327.5527
  01/01/2004    to  12/31/2004       42.722358        47.288467       1,278,395.0330
  01/01/2005    to  12/31/2005       47.288467        48.046567         944,813.1184
  01/01/2006    to  12/31/2006       48.046567        55.612548       1,006,501.2743
  01/01/2007    to  12/31/2007       55.612548        56.676164         903,235.4541
  01/01/2008    to  12/31/2008       56.676164        35.456933         791,091.4221
  01/01/2009    to  12/31/2009       35.456933        41.250240         762,544.7100
  01/01/2010    to  12/31/2010       41.250240        47.433661         707,005.2441
  01/01/2011    to  12/31/2011       47.433661        44.743119         635,043.3189
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.729155         6.072712       2,709,467.8857
  01/01/2004    to  12/31/2004        6.072712         7.030656       2,304,586.4158
  01/01/2005    to  12/31/2005        7.030656         7.919619       2,509,867.3433
  01/01/2006    to  12/31/2006        7.919619         8.262314       2,787,888.8492
  01/01/2007    to  12/31/2007        8.262314         9.550114       2,838,873.7163
  01/01/2008    to  12/31/2008        9.550114         5.653832       2,780,607.6667
  01/01/2009    to  12/31/2009        5.653832         8.082081       3,649,187.0500
  01/01/2010    to  12/31/2010        8.082081        10.140573       3,625,910.2671
  01/01/2011    to  12/31/2011       10.140573         9.800815       3,511,330.1040
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.441884        11.414006       1,753,064.5796
  01/01/2004    to  12/31/2004       11.414006        14.188273       2,329,772.3620
  01/01/2005    to  12/31/2005       14.188273        16.100983       2,080,104.1971
  01/01/2006    to  12/31/2006       16.100983        17.899981       2,201,821.2268
  01/01/2007    to  12/31/2007       17.899981        17.056395       2,005,086.4356
  01/01/2008    to  12/31/2008       17.056395        11.761385       1,817,125.4864
  01/01/2009    to  12/31/2009       11.761385        14.614344       1,803,390.9400
  01/01/2010    to  12/31/2010       14.614344        17.218453       1,788,638.5263
  01/01/2011    to  12/31/2011       17.218453        15.400050       1,745,938.9641
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        11.088963        607,504.4692
  01/01/2005    to  12/31/2005       11.088963        12.134782        384,671.9183
  01/01/2006    to  12/31/2006       12.134782        12.648888        488,658.0219
  01/01/2007    to  12/31/2007       12.648888        15.429601        608,232.2181
  01/01/2008    to  12/31/2008       15.429601         7.838404        587,465.1747
  01/01/2009    to  12/31/2009        7.838404        11.335295        545,087.9400
  01/01/2010    to  12/31/2010       11.335295        14.164443        532,004.1929
  01/01/2011    to  12/31/2011       14.164443        12.880067        547,371.3652
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325        404,253.5662
  01/01/2006    to  12/31/2006       10.451325        11.919227        733,338.5778
  01/01/2007    to  12/31/2007       11.919227        11.419472        696,720.6931
  01/01/2008    to  12/31/2008       11.419472         7.191079        588,494.4139
  01/01/2009    to  12/31/2009        7.191079         8.945174        825,956.7100
  01/01/2010    to  12/31/2010        8.945174        10.097738        887,283.3967
  01/01/2011    to  12/31/2011       10.097738         9.777703        958,064.8916
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.897321        14.351824        100,634.9100
  01/01/2010    to  12/31/2010       14.351824        14.899780        302,749.3567
  01/01/2011    to  12/31/2011       14.899780        15.688931        468,494.1809
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.832112         9.912691      1,636,855.6528
  01/01/2006    to  12/31/2006        9.912691        10.184528      2,928,687.9304
  01/01/2007    to  12/31/2007       10.184528        10.488684      3,209,808.7050
  01/01/2008    to  12/31/2008       10.488684        10.574117      8,674,989.1980
  01/01/2009    to  12/31/2009       10.574117        10.416985      7,594,313.0900
  01/01/2010    to  12/31/2010       10.416985        10.236266      7,145,063.9622
  01/01/2011    to  12/31/2011       10.236266        10.059165      7,458,604.0332
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.035084         9.941055        762,469.3722
  01/01/2004    to  12/31/2004        9.941055         9.830775        705,063.1521
  01/01/2005    to  04/30/2005        9.830775         9.832408         15,384.7195
============   ==== ==========       =========        =========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.504143        10.683910        2,758,052.1367
  01/01/2004    to  12/31/2004       10.683910        11.772734        4,984,547.1735
  01/01/2005    to  12/31/2005       11.772734        12.741735        3,808,951.1096
  01/01/2006    to  12/31/2006       12.741735        14.325075        4,090,483.3841
  01/01/2007    to  12/31/2007       14.325075        14.699041        4,003,015.4437
  01/01/2008    to  12/31/2008       14.699041         8.744157        3,925,289.2989
  01/01/2009    to  12/31/2009        8.744157        11.327250        4,391,993.2300
  01/01/2010    to  12/31/2010       11.327250        12.446164        4,352,583.2105
  01/01/2011    to  12/31/2011       12.446164        11.719538        4,247,790.9302
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.040998         9.698673        1,534,395.9590
  01/01/2004    to  12/31/2004        9.698673        10.381735        2,143,440.0559
  01/01/2005    to  12/31/2005       10.381735        11.583229        1,427,441.4251
  01/01/2006    to  12/31/2006       11.583229        11.670094        1,638,152.1073
  01/01/2007    to  12/31/2007       11.670094        12.772482        1,581,921.5609
  01/01/2008    to  12/31/2008       12.772482         7.963454        1,551,252.8603
  01/01/2009    to  12/31/2009        7.963454        10.921265        1,781,708.2000
  01/01/2010    to  12/31/2010       10.921265        11.946084        1,712,164.2410
  01/01/2011    to  12/31/2011       11.946084        11.765296        1,571,504.4441
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.872809        13.862260        2,071,231.0065
  01/01/2004    to  12/31/2004       13.862260        14.935957        2,326,417.7204
  01/01/2005    to  12/31/2005       14.935957        16.102428        2,059,343.2150
  01/01/2006    to  12/31/2006       16.102428        17.750131        1,938,746.9426
  01/01/2007    to  12/31/2007       17.750131        16.206575        1,739,557.5778
  01/01/2008    to  12/31/2008       16.206575         8.577913        1,563,693.7824
  01/01/2009    to  12/31/2009        8.577913        11.901726        1,401,945.3300
  01/01/2010    to  12/31/2010       11.901726        13.421612        1,229,563.7787
  01/01/2011    to  12/31/2011       13.421612        14.045289        1,191,623.4151
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695        10.129881            2,241.7275
  01/01/2009    to  12/31/2009       10.129881        14.206229           80,553.9500
  01/01/2010    to  12/31/2010       14.206229        17.113440          171,671.0437
  01/01/2011    to  12/31/2011       17.113440        14.083849          248,471.2541
============   ==== ==========       =========        =========        ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.743176        13.360309           41,765.7400
  01/01/2010    to  12/31/2010       13.360309        16.531427          102,177.0255
  01/01/2011    to  12/31/2011       16.531427        15.881398          128,276.6954
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.580805        10.371889        800,039.6336
  01/01/2004    to  12/31/2004       10.371889        11.239084      1,579,342.3803
  01/01/2005    to  12/31/2005       11.239084        11.527947      1,708,923.5260
  01/01/2006    to  12/31/2006       11.527947        13.048866      1,484,207.7008
  01/01/2007    to  12/31/2007       13.048866        13.459109      1,324,928.4194
  01/01/2008    to  12/31/2008       13.459109         8.297251      1,423,638.0340
  01/01/2009    to  12/31/2009        8.297251        10.266698      1,978,276.6100
  01/01/2010    to  12/31/2010       10.266698        11.550585      1,989,661.6873
  01/01/2011    to  12/31/2011       11.550585        11.536230      2,110,295.5522
============   ==== ==========       =========        =========      ==============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.895451        11.436663        126,443.0400
  01/01/2010    to  12/31/2010       11.436663        12.110959        202,589.2940
  01/01/2011    to  12/31/2011       12.110959        10.395367        235,818.5508
============   ==== ==========       =========        =========      ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.026831        13.541011         38,651.6900
  01/01/2010    to  12/31/2010       13.541011        16.838547        117,877.3557
  01/01/2011    to  12/31/2011       16.838547        15.830866        164,138.9444
============   ==== ==========       =========        =========      ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.606782        14.726652         50,351.1400
  01/01/2010    to  12/31/2010       14.726652        18.671588        149,743.3191
  01/01/2011    to  12/31/2011       18.671588        15.288720        238,477.2294
============   ==== ==========       =========        =========      ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212        15.181339         22,550.0470
  01/01/2006    to  12/31/2006       15.181339        15.502724         86,787.6793
  01/01/2007    to  12/31/2007       15.502724        15.846744        173,390.5817
  01/01/2008    to  12/31/2008       15.846744        15.488235        312,325.8107
  01/01/2009    to  12/31/2009       15.488235        15.840564        480,995.1100
  01/01/2010    to  12/31/2010       15.840564        16.420744        654,029.8508
  01/01/2011    to  12/31/2011       16.420744        16.986337        689,015.3491
============   ==== ==========       =========        =========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629        10.685617        2,213,209.3000
  01/01/2005    to  12/31/2005       10.685617        11.590752        5,453,491.2845
  01/01/2006    to  12/31/2006       11.590752        12.944726        7,434,056.8268
  01/01/2007    to  12/31/2007       12.944726        13.086132        7,321,485.5993
  01/01/2008    to  12/31/2008       13.086132         7.610366        6,490,225.9388
  01/01/2009    to  12/31/2009        7.610366         9.919738        6,596,854.5000
  01/01/2010    to  12/31/2010        9.919738        11.356251        6,341,797.8258
  01/01/2011    to  12/31/2011       11.356251        10.515063        6,261,087.1205
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803        10.389680       13,257,270.6000
  01/01/2005    to  12/31/2005       10.389680        10.937077       30,155,136.3775
  01/01/2006    to  12/31/2006       10.937077        12.035216       44,641,442.0347
  01/01/2007    to  12/31/2007       12.035216        12.402700       57,251,497.9108
  01/01/2008    to  12/31/2008       12.402700         8.294780       55,515,384.9696
  01/01/2009    to  12/31/2009        8.294780        10.460525       55,632,695.2600
  01/01/2010    to  12/31/2010       10.460525        11.675611       56,099,136.6667
  01/01/2011    to  12/31/2011       11.675611        11.278110       53,830,140.2053
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942        10.105881        1,028,820.4850
  01/01/2005    to  12/31/2005       10.105881        10.375938        3,083,958.7669
  01/01/2006    to  12/31/2006       10.375938        11.075921        5,087,809.1993
  01/01/2007    to  12/31/2007       11.075921        11.526954        8,010,536.6604
  01/01/2008    to  12/31/2008       11.526954         8.987380       15,011,543.6110
  01/01/2009    to  12/31/2009        8.987380        10.854598       16,266,071.9600
  01/01/2010    to  12/31/2010       10.854598        11.829251       16,834,585.9602
  01/01/2011    to  12/31/2011       11.829251        11.830850       16,592,336.7208
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681        10.600541       10,403,515.5800
  01/01/2005    to  12/31/2005       10.600541        11.367691       25,977,701.3949
  01/01/2006    to  12/31/2006       11.367691        12.689689       45,893,148.8369
  01/01/2007    to  12/31/2007       12.689689        13.054701       69,469,707.8460
  01/01/2008    to  12/31/2008       13.054701         7.969996       68,454,250.9118
  01/01/2009    to  12/31/2009        7.969996        10.188952       63,822,858.2600
  01/01/2010    to  12/31/2010       10.188952        11.563163       60,628,677.9788
  01/01/2011    to  12/31/2011       11.563163        10.922825       55,720,605.5803
============   ==== ==========       =========        =========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881        10.226064        4,046,698.7430
  01/01/2005    to  12/31/2005       10.226064        10.633274        9,743,418.7961
  01/01/2006    to  12/31/2006       10.633274        11.518490       14,282,137.9124
  01/01/2007    to  12/31/2007       11.518490        12.020101       18,882,391.9704
  01/01/2008    to  12/31/2008       12.020101         8.690395       20,868,660.8164
  01/01/2009    to  12/31/2009        8.690395        10.767338       22,934,911.6400
  01/01/2010    to  12/31/2010       10.767338        11.892574       23,439,387.5385
  01/01/2011    to  12/31/2011       11.892574        11.673042       22,281,647.5233
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356        3,809,095.5772
  01/01/2009    to  12/31/2009        6.992356         8.881638        9,719,558.9000
  01/01/2010    to  12/31/2010        8.881638         9.784098       13,797,528.8197
  01/01/2011    to  12/31/2011        9.784098         9.405479       15,710,713.9630
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038026         8.927771          278,391.0755
  01/01/2009    to  12/31/2009        8.927771         9.831441          980,053.0800
  01/01/2010    to  12/31/2010        9.831441        10.245177        1,373,461.8914
  01/01/2011    to  12/31/2011       10.245177        10.645421        1,666,203.8036
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282        7,478,490.8544
  01/01/2009    to  12/31/2009        6.342282         8.349533       11,158,625.7600
  01/01/2010    to  12/31/2010        8.349533         9.306378       11,942,222.2899
  01/01/2011    to  12/31/2011        9.306378         8.708073       12,000,701.9885
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791          616,676.8452
  01/01/2009    to  12/31/2009        5.743791         7.835191        1,778,142.0000
  01/01/2010    to  12/31/2010        7.835191         9.105799        2,614,727.0384
  01/01/2011    to  12/31/2011        9.105799         8.532140        2,882,108.6680
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088023         6.038254          431,946.7935
  01/01/2009    to  12/31/2009        6.038254         8.454436        1,052,417.6300
  01/01/2010    to  12/31/2010        8.454436         8.876070        1,784,689.4732
  01/01/2011    to  12/31/2011        8.876070         7.472605        2,018,121.7343
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231        1,851,745.0570
  01/01/2009    to  12/31/2009        7.664231         9.288692        6,099,987.9000
  01/01/2010    to  12/31/2010        9.288692        10.026861        8,569,012.4567
  01/01/2011    to  12/31/2011       10.026861         9.867207        9,334,878.5744
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652           32,266.5370
  01/01/2009    to  12/31/2009       11.971652        17.243250          251,286.3600
  01/01/2010    to  12/31/2010       17.243250        19.606939          378,592.1516
  01/01/2011    to  12/31/2011       19.606939        19.709415          406,386.9793
============   ==== ==========       =========        =========       ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        12.799274        597,141.0429
  01/01/2005    to  12/31/2005       12.799274        14.241861        448,104.2114
  01/01/2006    to  12/31/2006       14.241861        19.245665        603,303.4149
  01/01/2007    to  12/31/2007       19.245665        16.064120        447,914.0234
  01/01/2008    to  12/31/2008       16.064120         9.201824        407,288.2174
  01/01/2009    to  12/31/2009        9.201824        12.176868        398,715.4800
  01/01/2010    to  12/31/2010       12.176868        13.886119        427,997.8485
  01/01/2011    to  12/31/2011       13.886119        12.876948        472,453.4382
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.939720        642,749.4681
  01/01/2005    to  12/31/2005       11.939720        13.197536        755,942.8156
  01/01/2006    to  12/31/2006       13.197536        14.996823        880,136.7237
  01/01/2007    to  12/31/2007       14.996823        15.183900        884,393.1976
  01/01/2008    to  12/31/2008       15.183900         9.532418        626,689.5514
  01/01/2009    to  12/31/2009        9.532418        12.386674        494,245.3700
  01/01/2010    to  12/31/2010       12.386674        15.113932        490,750.7956
  01/01/2011    to  12/31/2011       15.113932        13.910583        490,608.2628
============   ==== ==========       =========        =========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.925670            976.7295
  01/01/2002    to  12/31/2002       10.925670         8.789245        140,210.7037
  01/01/2003    to  12/31/2003        8.789245        11.651185      1,480,540.4357
  01/01/2004    to  12/31/2004       11.651185        13.791399      2,141,878.0681
  01/01/2005    to  12/31/2005       13.791399        15.474588      1,708,844.9828
  01/01/2006    to  12/31/2006       15.474588        19.584134      1,778,510.3311
  01/01/2007    to  12/31/2007       19.584134        19.017716      1,638,960.3342
  01/01/2008    to  12/31/2008       19.017716        11.041112      1,367,740.7266
  01/01/2009    to  12/31/2009       11.041112        16.815186      1,330,678.2200
  01/01/2010    to  12/31/2010       16.815186        19.227231      1,470,086.0417
  01/01/2011    to  12/31/2011       19.227231        16.192619      1,435,012.5225
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.841568           4,288.5527
  01/01/2002    to  12/31/2002       11.841568         8.431404         362,610.9895
  01/01/2003    to  12/31/2003        8.431404        11.499598         984,920.2486
  01/01/2004    to  12/31/2004       11.499598        12.020385       1,623,020.9578
  01/01/2005    to  12/31/2005       12.020385        12.782480       1,176,064.6357
  01/01/2006    to  12/31/2006       12.782480        14.335678         972,968.3298
  01/01/2007    to  12/31/2007       14.335678        15.637262         827,319.8326
  01/01/2008    to  12/31/2008       15.637262         9.409582         662,722.4757
  01/01/2009    to  12/31/2009        9.409582        12.367259         669,949.7000
  01/01/2010    to  12/31/2010       12.367259        15.327193         647,289.9905
  01/01/2011    to  12/31/2011       15.327193        14.891553         636,834.5611
============   ==== ==========      ==========       ==========       ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      135.103915       138.571745           7,096.0322
  01/01/2011    to  12/31/2011      138.571745       125.835311          13,736.5381
============   ==== ==========      ==========       ==========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.981256           4,572.0767
  01/01/2002    to  12/31/2002       10.981256         9.618604         293,855.6450
  01/01/2003    to  12/31/2003        9.618604        11.919827       1,159,676.0099
  01/01/2004    to  12/31/2004       11.919827        13.392661         960,651.1466
  01/01/2005    to  12/31/2005       13.392661        14.214507         787,627.2410
  01/01/2006    to  12/31/2006       14.214507        16.010503         624,114.6295
  01/01/2007    to  12/31/2007       16.010503        15.297171         499,276.5476
  01/01/2008    to  12/31/2008       15.297171         9.269262         450,501.5077
  01/01/2009    to  12/31/2009        9.269262        12.450655         492,061.6400
  01/01/2010    to  12/31/2010       12.450655        15.024065         514,603.5711
  01/01/2011    to  12/31/2011       15.024065        13.977994         529,430.9875
============   ==== ==========      ==========       ==========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634         7.285235         208,194.1462
  01/01/2002    to  12/31/2002        7.285235         5.163465         835,615.5593
  01/01/2003    to  12/31/2003        5.163465         6.638491       2,448,116.8208
  01/01/2004    to  12/31/2004        6.638491         7.070062       2,574,044.8090
  01/01/2005    to  12/31/2005        7.070062         7.887068       1,420,964.3860
  01/01/2006    to  12/31/2006        7.887068         7.612069       1,339,272.4269
  01/01/2007    to  12/31/2007        7.612069         7.645002       1,154,904.2918
  01/01/2008    to  12/31/2008        7.645002         4.576046       1,080,782.0415
  01/01/2009    to  12/31/2009        4.576046         5.975843       1,012,880.4100
  01/01/2010    to  12/31/2010        5.975843         7.265437         930,427.9178
  01/01/2011    to  12/31/2011        7.265437         7.367833       1,396,810.4693
============   ==== ==========      ==========       ==========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246477        10.618538           5,368.6632
  01/01/2006    to  12/31/2006       10.618538        11.116150         197,254.1536
  01/01/2007    to  12/31/2007       11.116150        10.271927         275,417.2282
  01/01/2008    to  12/31/2008       10.271927         4.578276         240,971.5143
  01/01/2009    to  12/31/2009        4.578276         6.203956         396,051.9600
  01/01/2010    to  12/31/2010        6.203956         6.540272         501,254.0454
  01/01/2011    to  04/29/2011        6.540272         6.945274               0.0000
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750         133,934.5438
  01/01/2007    to  12/31/2007       10.311750        12.947617         328,121.3529
  01/01/2008    to  12/31/2008       12.947617         7.723640         571,515.8787
  01/01/2009    to  12/31/2009        7.723640        10.682263         724,468.8400
  01/01/2010    to  12/31/2010       10.682263        12.801388         779,205.1237
  01/01/2011    to  12/31/2011       12.801388        12.387038         923,958.6202
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875        13.934910         151,439.8865
  01/01/2002    to  12/31/2002       13.934910        13.607857       1,326,102.1495
  01/01/2003    to  12/31/2003       13.607857        15.925780       3,507,953.9211
  01/01/2004    to  12/31/2004       15.925780        16.918301       2,771,874.1357
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,846,433.2934
  01/01/2006    to  12/31/2006       16.865474        18.080789       1,699,415.0615
  01/01/2007    to  12/31/2007       18.080789        18.919602       1,401,255.6043
  01/01/2008    to  12/31/2008       18.919602        15.124411       1,058,897.5954
  01/01/2009    to  12/31/2009       15.124411        20.317210       1,057,002.7300
  01/01/2010    to  12/31/2010       20.317210        22.542192         967,394.8045
  01/01/2011    to  12/31/2011       22.542192        23.128254         917,344.3441
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660          40,761.0721
  01/01/2009    to  12/31/2009       16.230660        20.170985         173,122.5400
  01/01/2010    to  12/31/2010       20.170985        24.868817         200,779.5936
  01/01/2011    to  12/31/2011       24.868817        23.522723         206,386.4995
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084          68,221.7079
  01/01/2011    to  12/31/2011       10.195084        10.214674         123,526.8414
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597         394,634.4093
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.581951        119,379.1955
  01/01/2009    to  12/31/2009        6.581951         8.073191        572,596.4800
  01/01/2010    to  12/31/2010        8.073191         8.803303        931,265.7032
  01/01/2011    to  12/31/2011        8.803303         8.599289      1,049,171.2942
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         7.014269      2,124,172.0065
  01/01/2009    to  12/31/2009        7.014269         8.856104      3,668,059.6900
  01/01/2010    to  12/31/2010        8.856104         9.571990      4,465,311.3527
  01/01/2011    to  12/31/2011        9.571990         9.236064      4,605,901.7716
============   ==== ==========       =========        =========      ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898         8.040755        188,353.5820
  01/01/2002    to  12/31/2002        8.040755         6.253646        555,618.7598
  01/01/2003    to  12/31/2003        6.253646         7.637036      1,094,159.0554
  01/01/2004    to  11/19/2004        7.637036         7.817754        993,305.6103
============   ==== ==========       =========        =========      ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960         34,758.0500
  01/01/2010    to  12/31/2010       10.867960        12.119715        112,544.1346
  01/01/2011    to  12/31/2011       12.119715        11.864590        196,529.1185
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406         72,747.7988
  01/01/2007    to  12/31/2007       10.450406        14.021368        322,080.9114
  01/01/2008    to  12/31/2008       14.021368         6.123445        442,555.6237
  01/01/2009    to  12/31/2009        6.123445        10.160875        951,338.5800
  01/01/2010    to  12/31/2010       10.160875        12.340627      1,179,937.9708
  01/01/2011    to  12/31/2011       12.340627         9.853738      1,332,328.9305
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686         8.354994        127,244.6672
  01/01/2002    to  12/31/2002        8.354994         7.237479        665,344.3014
  01/01/2003    to  12/31/2003        7.237479         9.386204      1,209,618.3405
  01/01/2004    to  12/31/2004        9.386204        11.021453      2,069,121.5884
  01/01/2005    to  12/31/2005       11.021453        12.603190      1,522,889.8641
  01/01/2006    to  12/31/2006       12.603190        15.667304      1,628,699.0663
  01/01/2007    to  12/31/2007       15.667304        17.431346      1,500,469.4417
  01/01/2008    to  12/31/2008       17.431346         9.866638      1,316,194.1240
  01/01/2009    to  12/31/2009        9.866638        12.749564      1,210,959.7000
  01/01/2010    to  12/31/2010       12.749564        13.950399      1,190,272.6761
  01/01/2011    to  12/31/2011       13.950399        12.233902      1,186,549.9265
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733         8.440489        263,517.2886
  01/01/2002    to  12/31/2002        8.440489         6.239188      1,773,536.2393
  01/01/2003    to  12/31/2003        6.239188         7.876171      4,817,764.5225
  01/01/2004    to  12/31/2004        7.876171         8.230659      5,530,751.6105
  01/01/2005    to  12/31/2005        8.230659         8.465353      3,883,884.1478
  01/01/2006    to  12/31/2006        8.465353         8.947983      3,487,237.6422
  01/01/2007    to  12/31/2007        8.947983        10.043168      2,885,506.3481
  01/01/2008    to  12/31/2008       10.043168         5.332099      2,227,497.9596
  01/01/2009    to  12/31/2009        5.332099         7.525685      1,927,623.8300
  01/01/2010    to  12/31/2010        7.525685         8.086054      1,740,455.6522
  01/01/2011    to  12/31/2011        8.086054         7.832451      1,503,853.0120
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.408048      2,507,733.3149
  01/01/2004    to  12/31/2004       10.408048        11.142998      3,061,984.3576
  01/01/2005    to  12/31/2005       11.142998        11.096573      2,274,973.7393
  01/01/2006    to  12/31/2006       11.096573        10.941314      2,055,042.1997
  01/01/2007    to  12/31/2007       10.941314        11.905367      1,700,055.1886
  01/01/2008    to  12/31/2008       11.905367        10.886879      1,631,796.5109
  01/01/2009    to  12/31/2009       10.886879        12.622618      2,351,725.7600
  01/01/2010    to  12/31/2010       12.622618        13.359664      3,048,120.2860
  01/01/2011    to  12/31/2011       13.359664        14.583906      3,072,252.2853
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771        10.503380        283,097.4435
  01/01/2002    to  12/31/2002       10.503380        11.274776      2,505,019.1930
  01/01/2003    to  12/31/2003       11.274776        11.550473      4,240,212.2557
  01/01/2004    to  12/31/2004       11.550473        11.908891      3,592,733.8360
  01/01/2005    to  12/31/2005       11.908891        11.959923      3,021,342.6907
  01/01/2006    to  12/31/2006       11.959923        12.277851      2,847,466.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788      2,498,091.8260
  01/01/2008    to  12/31/2008       12.969788        12.790020      2,603,981.9761
  01/01/2009    to  12/31/2009       12.790020        14.826672      3,815,734.2800
  01/01/2010    to  12/31/2010       14.826672        15.752043      4,955,168.0144
  01/01/2011    to  12/31/2011       15.752043        15.962182      5,377,423.5944
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194          4,678.4900
  01/01/2010    to  12/31/2010       15.412194        17.548973         24,752.4260
  01/01/2011    to  12/31/2011       17.548973        16.396759         39,387.0592
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535          85,460.3839
  01/01/2011    to  12/31/2011       12.292535        12.491238         199,511.6945
============   ==== ==========       =========        =========       ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564292         9.977183          48,189.7344
  01/01/2008    to  12/31/2008        9.977183         5.702159         178,316.6573
  01/01/2009    to  12/31/2009        5.702159         6.902598         250,265.6000
  01/01/2010    to  12/31/2010        6.902598         7.822517         185,353.4542
  01/01/2011    to  12/31/2011        7.822517         7.388228         269,342.3137
============   ==== ==========       =========        =========       ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270         6.074341          89,301.1669
  01/01/2002    to  12/31/2002        6.074341         2.939266         505,062.4218
  01/01/2003    to  12/31/2003        2.939266         4.548861       1,097,034.0651
  01/01/2004    to  12/31/2004        4.548861         4.274839       1,658,801.2050
  01/01/2005    to  12/31/2005        4.274839         4.661325         961,138.9494
  01/01/2006    to  12/31/2006        4.661325         4.823166         908,692.4532
  01/01/2007    to  12/31/2007        4.823166         6.229901         956,219.8608
  01/01/2008    to  12/31/2008        6.229901         3.398616         756,722.0825
  01/01/2009    to  12/31/2009        3.398616         5.306594         790,582.3400
  01/01/2010    to  12/31/2010        5.306594         6.655218         815,843.6140
  01/01/2011    to  12/31/2011        6.655218         5.889901         969,493.0433
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286         101,524.1587
  01/01/2009    to  12/31/2009        8.460286        10.377335       1,802,042.9300
  01/01/2010    to  12/31/2010       10.377335        11.439728       4,199,478.9099
  01/01/2011    to  12/31/2011       11.439728        11.355300       4,942,310.8334
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380           7,345.9493
  01/01/2009    to  12/31/2009        7.756380         9.834791       1,442,234.7800
  01/01/2010    to  12/31/2010        9.834791        11.026635       2,127,045.9215
  01/01/2011    to  12/31/2011       11.026635        10.599738       2,368,205.1021
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       39.123031        41.263886          88,945.3931
  01/01/2002    to  12/31/2002       41.263886        33.183838         534,288.0861
  01/01/2003    to  12/31/2003       33.183838        42.608637       1,374,254.9266
  01/01/2004    to  12/31/2004       42.608637        47.138957       1,417,141.8408
  01/01/2005    to  12/31/2005       47.138957        47.870784       1,076,495.9235
  01/01/2006    to  12/31/2006       47.870784        55.381470         954,509.0865
  01/01/2007    to  12/31/2007       55.381470        56.412293         757,135.7169
  01/01/2008    to  12/31/2008       56.412293        35.274100         623,657.9898
  01/01/2009    to  12/31/2009       35.274100        41.017005         603,054.3900
  01/01/2010    to  12/31/2010       41.017005        47.141906         592,296.9086
  01/01/2011    to  12/31/2011       47.141906        44.445719         542,561.4028
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086         8.210931         210,431.8435
  01/01/2002    to  12/31/2002        8.210931         4.512937       1,031,443.2742
  01/01/2003    to  12/31/2003        4.512937         6.056532       2,893,956.4329
  01/01/2004    to  12/31/2004        6.056532         7.008410       2,048,930.8382
  01/01/2005    to  12/31/2005        7.008410         7.890626       2,222,654.6618
  01/01/2006    to  12/31/2006        7.890626         8.227961       2,043,114.2190
  01/01/2007    to  12/31/2007        8.227961         9.505627       1,985,353.8466
  01/01/2008    to  12/31/2008        9.505627         5.624666       1,747,083.6134
  01/01/2009    to  12/31/2009        5.624666         8.036369       2,038,166.1300
  01/01/2010    to  12/31/2010        8.036369        10.078183       2,326,703.9905
  01/01/2011    to  12/31/2011       10.078183         9.735655       2,391,830.7037
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.210477         275,334.0815
  01/01/2003    to  12/31/2003        8.210477        11.404493       1,782,235.4316
  01/01/2004    to  12/31/2004       11.404493        14.169346       2,104,571.8357
  01/01/2005    to  12/31/2005       14.169346        16.071495       1,840,652.9726
  01/01/2006    to  12/31/2006       16.071495        17.858290       1,755,732.0486
  01/01/2007    to  12/31/2007       17.858290        17.008110       1,443,724.3360
  01/01/2008    to  12/31/2008       17.008110        11.722197       1,164,931.7600
  01/01/2009    to  12/31/2009       11.722197        14.558366       1,132,699.5000
  01/01/2010    to  12/31/2010       14.558366        17.143934       1,147,117.3916
  01/01/2011    to  12/31/2011       17.143934        15.325747       1,070,529.9868
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.085242        523,770.7046
  01/01/2005    to  12/31/2005       11.085242        12.124664        304,613.1156
  01/01/2006    to  12/31/2006       12.124664        12.632037        340,639.0078
  01/01/2007    to  12/31/2007       12.632037        15.401303        350,783.1998
  01/01/2008    to  12/31/2008       15.401303         7.820092        317,962.8731
  01/01/2009    to  12/31/2009        7.820092        11.303161        309,335.3700
  01/01/2010    to  12/31/2010       11.303161        14.117238        324,241.7393
  01/01/2011    to  12/31/2011       14.117238        12.830735        320,796.7729
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819        156,499.5392
  01/01/2006    to  12/31/2006       10.447819        11.909290        338,153.6938
  01/01/2007    to  12/31/2007       11.909290        11.404215        365,711.1651
  01/01/2008    to  12/31/2008       11.404215         7.177860        334,062.1525
  01/01/2009    to  12/31/2009        7.177860         8.923076        447,005.0500
  01/01/2010    to  12/31/2010        8.923076        10.065751        501,516.5527
  01/01/2011    to  12/31/2011       10.065751         9.739920        550,460.4026
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.824619        14.272032        134,994.1800
  01/01/2010    to  12/31/2010       14.272032        14.809536        234,451.9631
  01/01/2011    to  12/31/2011       14.809536        15.586135        283,354.4736
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799387         9.876423        836,908.6974
  01/01/2006    to  12/31/2006        9.876423        10.142207      1,380,988.0751
  01/01/2007    to  12/31/2007       10.142207        10.439850      1,528,198.8217
  01/01/2008    to  12/31/2008       10.439850        10.519609      3,453,459.7078
  01/01/2009    to  12/31/2009       10.519609        10.358106      3,509,197.2800
  01/01/2010    to  12/31/2010       10.358106        10.173319      2,835,347.4059
  01/01/2011    to  12/31/2011       10.173319         9.992322      2,810,528.0328
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441        10.122623        258,104.6279
  01/01/2002    to  12/31/2002       10.122623        10.051027      1,207,446.1109
  01/01/2003    to  12/31/2003       10.051027         9.914594      1,452,290.1044
  01/01/2004    to  12/31/2004        9.914594         9.799692      1,055,081.7100
  01/01/2005    to  04/30/2005        9.799692         9.799722              0.0000
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000        10.124913        348,124.3820
  01/01/2002    to  12/31/2002       10.124913         8.298345      1,897,436.7263
  01/01/2003    to  12/31/2003        8.298345        10.655482      4,063,318.9486
  01/01/2004    to  12/31/2004       10.655482        11.735525      5,616,092.4340
  01/01/2005    to  12/31/2005       11.735525        12.695134      4,489,657.5895
  01/01/2006    to  12/31/2006       12.695134        14.265570      4,233,485.5363
  01/01/2007    to  12/31/2007       14.265570        14.630624      3,661,355.2511
  01/01/2008    to  12/31/2008       14.630624         8.699080      3,111,521.8681
  01/01/2009    to  12/31/2009        8.699080        11.263222      3,117,520.2300
  01/01/2010    to  12/31/2010       11.263222        12.369630      3,171,564.9799
  01/01/2011    to  12/31/2011       12.369630        11.641659      3,142,392.6232
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.607663        603,710.2354
  01/01/2003    to  12/31/2003        7.607663         9.690594      1,724,473.5507
  01/01/2004    to  12/31/2004        9.690594        10.367887      2,142,412.1792
  01/01/2005    to  12/31/2005       10.367887        11.562016      1,560,795.8047
  01/01/2006    to  12/31/2006       11.562016        11.642913      1,547,216.5941
  01/01/2007    to  12/31/2007       11.642913        12.736327      1,370,855.8448
  01/01/2008    to  12/31/2008       12.736327         7.936920      1,233,062.8874
  01/01/2009    to  12/31/2009        7.936920        10.879438      1,218,218.1100
  01/01/2010    to  12/31/2010       10.879438        11.894387      1,303,738.8928
  01/01/2011    to  12/31/2011       11.894387        11.708536      1,217,375.6992
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000        11.910526        252,316.2501
  01/01/2002    to  12/31/2002       11.910526        10.637413      1,266,772.6327
  01/01/2003    to  12/31/2003       10.637413        13.825385      2,883,328.2301
  01/01/2004    to  12/31/2004       13.825385        14.888758      2,775,140.5731
  01/01/2005    to  12/31/2005       14.888758        16.043544      2,228,217.0660
  01/01/2006    to  12/31/2006       16.043544        17.676407      1,978,532.4121
  01/01/2007    to  12/31/2007       17.676407        16.131145      1,598,488.4887
  01/01/2008    to  12/31/2008       16.131145         8.533693      1,331,403.3216
  01/01/2009    to  12/31/2009        8.533693        11.834451      1,282,470.4300
  01/01/2010    to  12/31/2010       11.834451        13.339080      1,193,942.0329
  01/01/2011    to  12/31/2011       13.339080        13.951958      1,093,314.7631
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022          1,761.1113
  01/01/2009    to  12/31/2009       10.129022        14.197922        159,368.0000
  01/01/2010    to  12/31/2010       14.197922        17.094897        171,869.4777
  01/01/2011    to  12/31/2011       17.094897        14.061559        289,673.4073
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994          48,361.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869          97,875.1016
  01/01/2011    to  12/31/2011       16.444869        15.790359         103,303.7932
============   ==== ==========       =========        =========       ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.839954           6,382.0246
  01/01/2002    to  12/31/2002       10.839954         8.249162         677,031.6286
  01/01/2003    to  12/31/2003        8.249162        10.360344       1,312,372.0999
  01/01/2004    to  12/31/2004       10.360344        11.220948       1,562,037.4490
  01/01/2005    to  12/31/2005       11.220948        11.503609       1,519,249.0129
  01/01/2006    to  12/31/2006       11.503609        13.014826       1,318,334.2929
  01/01/2007    to  12/31/2007       13.014826        13.417251       1,047,513.7250
  01/01/2008    to  12/31/2008       13.417251         8.267288         919,075.7166
  01/01/2009    to  12/31/2009        8.267288        10.224509       1,088,761.5900
  01/01/2010    to  12/31/2010       10.224509        11.497376       1,133,490.9401
  01/01/2011    to  12/31/2011       11.497376        11.477358       1,083,967.2354
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.848886        11.373048          60,561.6600
  01/01/2010    to  12/31/2010       11.373048        12.037580         105,389.7065
  01/01/2011    to  12/31/2011       12.037580        10.327221         148,274.8066
============   ==== ==========       =========        =========       ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685          39,116.0100
  01/01/2010    to  12/31/2010       13.465685        16.736517         114,458.4914
  01/01/2011    to  12/31/2011       16.736517        15.727087         122,076.0696
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034          86,059.4500
  01/01/2010    to  12/31/2010       14.718034        18.651343         280,111.8297
  01/01/2011    to  12/31/2011       18.651343        15.264514         318,658.5921
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769          14,731.7289
  01/01/2006    to  12/31/2006       15.096769        15.408678          39,328.2866
  01/01/2007    to  12/31/2007       15.408678        15.742695          84,109.8648
  01/01/2008    to  12/31/2008       15.742695        15.378827         278,505.7173
  01/01/2009    to  12/31/2009       15.378827        15.720806         322,022.8500
  01/01/2010    to  12/31/2010       15.720806        16.288453         422,324.1286
  01/01/2011    to  12/31/2011       16.288453        16.841092         544,954.9952
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361        10.684769        1,487,877.4590
  01/01/2005    to  12/31/2005       10.684769        11.584057        3,909,384.7415
  01/01/2006    to  12/31/2006       11.584057        12.930800        3,940,889.4579
  01/01/2007    to  12/31/2007       12.930800        13.065482        3,265,679.1542
  01/01/2008    to  12/31/2008       13.065482         7.594535        3,039,245.1583
  01/01/2009    to  12/31/2009        7.594535         9.894153        2,894,600.2300
  01/01/2010    to  12/31/2010        9.894153        11.321306        2,991,457.9543
  01/01/2011    to  12/31/2011       11.321306        10.477473        3,032,364.7493
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540        10.388855        8,421,041.7640
  01/01/2005    to  12/31/2005       10.388855        10.930758       20,949,578.4864
  01/01/2006    to  12/31/2006       10.930758        12.022266       27,286,538.8309
  01/01/2007    to  12/31/2007       12.022266        12.383127       33,870,556.6607
  01/01/2008    to  12/31/2008       12.383127         8.277530       32,275,062.1718
  01/01/2009    to  12/31/2009        8.277530        10.433553       33,634,606.3700
  01/01/2010    to  12/31/2010       10.433553        11.639689       35,224,850.2923
  01/01/2011    to  12/31/2011       11.639689        11.237801       35,361,838.4371
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683        10.105078        1,595,158.4110
  01/01/2005    to  12/31/2005       10.105078        10.369941        2,443,244.2844
  01/01/2006    to  12/31/2006       10.369941        11.064002        2,898,156.1817
  01/01/2007    to  12/31/2007       11.064002        11.508762        3,757,749.2514
  01/01/2008    to  12/31/2008       11.508762         8.968693        7,265,336.9481
  01/01/2009    to  12/31/2009        8.968693        10.826616        9,500,812.5900
  01/01/2010    to  12/31/2010       10.826616        11.792861       10,718,533.7000
  01/01/2011    to  12/31/2011       11.792861        11.788574       11,274,784.0064
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415        10.599700        7,829,502.2490
  01/01/2005    to  12/31/2005       10.599700        11.361125       19,917,570.3516
  01/01/2006    to  12/31/2006       11.361125        12.676036       29,901,569.1855
  01/01/2007    to  12/31/2007       12.676036        13.034100       44,918,849.8659
  01/01/2008    to  12/31/2008       13.034100         7.953419       43,636,600.2259
  01/01/2009    to  12/31/2009        7.953419        10.162676       40,988,993.6000
  01/01/2010    to  12/31/2010       10.162676        11.527582       38,900,736.9868
  01/01/2011    to  12/31/2011       11.527582        10.883780       36,631,324.7247
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620        10.225252        4,072,519.8390
  01/01/2005    to  12/31/2005       10.225252        10.627130        9,201,916.9296
  01/01/2006    to  12/31/2006       10.627130        11.506096       11,247,462.2064
  01/01/2007    to  12/31/2007       11.506096        12.001131       13,659,352.2150
  01/01/2008    to  12/31/2008       12.001131         8.672324       16,207,307.2590
  01/01/2009    to  12/31/2009        8.672324        10.739578       18,857,923.5300
  01/01/2010    to  12/31/2010       10.739578        11.855988       20,843,034.6172
  01/01/2011    to  12/31/2011       11.855988        11.631326       20,311,453.4608
============   ==== ==========       =========        =========       ===============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007917         6.987538        970,399.0817
  01/01/2009    to  12/31/2009        6.987538         8.866651      3,028,562.1600
  01/01/2010    to  12/31/2010        8.866651         9.757837      4,823,543.6578
  01/01/2011    to  12/31/2011        9.757837         9.370880      5,028,743.3085
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037916         8.921633         21,238.3849
  01/01/2009    to  12/31/2009        8.921633         9.814869        219,147.7500
  01/01/2010    to  12/31/2010        9.814869        10.217690        396,462.3574
  01/01/2011    to  12/31/2011       10.217690        10.606284        561,967.7485
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997918         6.337908      1,368,686.0602
  01/01/2009    to  12/31/2009        6.337908         8.335439      2,931,775.0100
  01/01/2010    to  12/31/2010        8.335439         9.281394      3,100,472.0845
  01/01/2011    to  12/31/2011        9.281394         8.676032      2,852,080.9342
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987918         5.739826        128,522.1693
  01/01/2009    to  12/31/2009        5.739826         7.821959        594,452.5700
  01/01/2010    to  12/31/2010        7.821959         9.081346        872,697.2723
  01/01/2011    to  12/31/2011        9.081346         8.500740      1,058,882.9740
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087913         6.034090         63,667.9142
  01/01/2009    to  12/31/2009        6.034090         8.440167        316,541.3900
  01/01/2010    to  12/31/2010        8.440167         8.852245        531,694.2403
  01/01/2011    to  12/31/2011        8.852245         7.445105        532,602.1463
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017917         7.658954        560,291.9481
  01/01/2009    to  12/31/2009        7.658954         9.273025      1,828,678.4200
  01/01/2010    to  12/31/2010        9.273025         9.999953      2,891,964.5242
  01/01/2011    to  12/31/2011        9.999953         9.830917      3,038,277.7591
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.860568        11.824810         15,145.7524
  01/01/2009    to  12/31/2009       11.824810        17.014752         77,394.4900
  01/01/2010    to  12/31/2010       17.014752        19.327799        157,202.9998
  01/01/2011    to  12/31/2011       19.327799        19.409454        184,725.9053
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438        12.790697        448,931.1752
  01/01/2005    to  12/31/2005       12.790697        14.218141        457,667.2761
  01/01/2006    to  12/31/2006       14.218141        19.194490        706,727.4837
  01/01/2007    to  12/31/2007       19.194490        16.005296        838,701.4795
  01/01/2008    to  12/31/2008       16.005296         9.158910      1,032,932.1722
  01/01/2009    to  12/31/2009        9.158910        12.107964      1,154,341.3400
  01/01/2010    to  12/31/2010       12.107964        13.793766      1,196,279.0948
  01/01/2011    to  12/31/2011       13.793766        12.778545      1,191,729.0761
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438        11.931716        465,390.7868
  01/01/2005    to  12/31/2005       11.931716        13.175555        638,172.2854
  01/01/2006    to  12/31/2006       13.175555        14.956929        796,969.2487
  01/01/2007    to  12/31/2007       14.956929        15.128293        787,469.3823
  01/01/2008    to  12/31/2008       15.128293         9.487967        679,650.2546
  01/01/2009    to  12/31/2009        9.487967        12.316594        617,685.5400
  01/01/2010    to  12/31/2010       12.316594        15.013427        615,066.1835
  01/01/2011    to  12/31/2011       15.013427        13.804291        633,592.9201
============   ==== ==========       =========        =========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.923190             94.4373
  01/01/2002    to  12/31/2002       10.923190         8.778461         43,565.6140
  01/01/2003    to  12/31/2003        8.778461        11.625277      1,067,394.2768
  01/01/2004    to  12/31/2004       11.625277        13.746952      1,667,703.1943
  01/01/2005    to  12/31/2005       13.746952        15.409353      1,282,258.0943
  01/01/2006    to  12/31/2006       15.409353        19.482154      1,443,863.0159
  01/01/2007    to  12/31/2007       19.482154        18.899669      1,449,336.1099
  01/01/2008    to  12/31/2008       18.899669        10.961554      1,210,140.8323
  01/01/2009    to  12/31/2009       10.961554        16.677336      1,170,926.5200
  01/01/2010    to  12/31/2010       16.677336        19.050574      1,229,062.6985
  01/01/2011    to  12/31/2011       19.050574        16.027821      1,154,485.2312
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.838879          18,638.7556
  01/01/2002    to  12/31/2002       11.838879         8.421029         168,439.4636
  01/01/2003    to  12/31/2003        8.421029        11.473990         754,676.3210
  01/01/2004    to  12/31/2004       11.473990        11.981598       1,280,199.2526
  01/01/2005    to  12/31/2005       11.981598        12.728544         820,853.3167
  01/01/2006    to  12/31/2006       12.728544        14.260960         740,367.1024
  01/01/2007    to  12/31/2007       14.260960        15.540130         658,878.2034
  01/01/2008    to  12/31/2008       15.540130         9.341736         598,018.7953
  01/01/2009    to  12/31/2009        9.341736        12.265817         575,330.3900
  01/01/2010    to  12/31/2010       12.265817        15.186300         527,057.1915
  01/01/2011    to  12/31/2011       15.186300        14.739946         526,928.0550
============   ==== ==========      ==========       ==========       ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      131.356334       134.638716           4,454.1497
  01/01/2011    to  12/31/2011      134.638716       122.141806           7,009.8517
============   ==== ==========      ==========       ==========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.978760          31,216.9571
  01/01/2002    to  12/31/2002       10.978760         9.606799         216,961.1672
  01/01/2003    to  12/31/2003        9.606799        11.893317         828,392.8204
  01/01/2004    to  12/31/2004       11.893317        13.349490         765,475.6868
  01/01/2005    to  12/31/2005       13.349490        14.154574         603,413.4304
  01/01/2006    to  12/31/2006       14.154574        15.927114         560,292.1986
  01/01/2007    to  12/31/2007       15.927114        15.202206         776,179.4275
  01/01/2008    to  12/31/2008       15.202206         9.202464         859,127.6895
  01/01/2009    to  12/31/2009        9.202464        12.348579         862,876.0700
  01/01/2010    to  12/31/2010       12.348579        14.886019         837,887.9147
  01/01/2011    to  12/31/2011       14.886019        13.835741         797,356.2318
============   ==== ==========      ==========       ==========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634         7.279536         115,484.7875
  01/01/2002    to  12/31/2002        7.279536         5.154251         286,849.2794
  01/01/2003    to  12/31/2003        5.154251         6.620031       1,802,196.0562
  01/01/2004    to  12/31/2004        6.620031         7.043338       1,923,348.2733
  01/01/2005    to  12/31/2005        7.043338         7.849430       1,230,788.4022
  01/01/2006    to  12/31/2006        7.849430         7.568189       1,135,831.0174
  01/01/2007    to  12/31/2007        7.568189         7.593294       1,049,433.6246
  01/01/2008    to  12/31/2008        7.593294         4.540528         922,134.6950
  01/01/2009    to  12/31/2009        4.540528         5.923534         908,753.1900
  01/01/2010    to  12/31/2010        5.923534         7.194651         876,083.0246
  01/01/2011    to  12/31/2011        7.194651         7.288773       1,533,710.7806
============   ==== ==========      ==========       ==========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246282        10.616793          14,518.9346
  01/01/2006    to  12/31/2006       10.616793        11.103240         778,942.9631
  01/01/2007    to  12/31/2007       11.103240        10.249680         927,582.9383
  01/01/2008    to  12/31/2008       10.249680         4.563760         808,067.6676
  01/01/2009    to  12/31/2009        4.563760         6.178104         826,513.6400
  01/01/2010    to  12/31/2010        6.178104         6.506516         802,120.6085
  01/01/2011    to  04/29/2011        6.506516         6.907176               0.0000
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438        10.304828          24,678.2581
  01/01/2007    to  12/31/2007       10.304828        12.925932         226,717.8612
  01/01/2008    to  12/31/2008       12.925932         7.702959         346,834.6688
  01/01/2009    to  12/31/2009        7.702959        10.643023         345,937.2900
  01/01/2010    to  12/31/2010       10.643023        12.741635         417,777.4201
  01/01/2011    to  12/31/2011       12.741635        12.316924         452,896.3742
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875        13.924032          29,458.0761
  01/01/2002    to  12/31/2002       13.924032        13.583639         247,038.0811
  01/01/2003    to  12/31/2003       13.583639        15.881558       1,711,235.4675
  01/01/2004    to  12/31/2004       15.881558        16.854422       1,700,183.8269
  01/01/2005    to  12/31/2005       16.854422        16.785051       1,126,430.5272
  01/01/2006    to  12/31/2006       16.785051        17.976644       1,086,758.7958
  01/01/2007    to  12/31/2007       17.976644        18.791730       1,042,212.6471
  01/01/2008    to  12/31/2008       18.791730        15.007127         810,719.3162
  01/01/2009    to  12/31/2009       15.007127        20.139535         715,187.3100
  01/01/2010    to  12/31/2010       20.139535        22.322745         670,642.2883
  01/01/2011    to  12/31/2011       22.322745        22.880277         684,098.2260
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.873923        15.676272         387,389.9873
  01/01/2009    to  12/31/2009       15.676272        19.462534         495,079.9700
  01/01/2010    to  12/31/2010       19.462534        23.971421         500,558.9013
  01/01/2011    to  12/31/2011       23.971421        22.651279         503,987.0530
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997397        10.188191          49,027.1917
  01/01/2011    to  12/31/2011       10.188191        10.197595         244,905.6364
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987399         9.734008          17,094.4875
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918         6.577412          36,972.9255
  01/01/2009    to  12/31/2009        6.577412         8.059563         171,710.3600
  01/01/2010    to  12/31/2010        8.059563         8.779668         285,582.1238
  01/01/2011    to  12/31/2011        8.779668         8.567648         417,461.9916
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918         7.009436         163,700.2002
  01/01/2009    to  12/31/2009        7.009436         8.841161         551,098.4600
  01/01/2010    to  12/31/2010        8.841161         9.546299         711,927.2036
  01/01/2011    to  12/31/2011        9.546299         9.202085         784,193.4550
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898         8.034479          98,227.5839
  01/01/2002    to  12/31/2002        8.034479         6.242515         193,761.9457
  01/01/2003    to  12/31/2003        6.242515         7.615832         491,229.4686
  01/01/2004    to  11/19/2004        7.615832         7.789155         628,014.4597
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997918        10.860673          12,894.3000
  01/01/2010    to  12/31/2010       10.860673        12.099496          42,193.3755
  01/01/2011    to  12/31/2011       12.099496        11.832988          45,159.2258
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438        10.443386          61,894.0304
  01/01/2007    to  12/31/2007       10.443386        13.997877         201,857.8366
  01/01/2008    to  12/31/2008       13.997877         6.107034       1,300,719.6577
  01/01/2009    to  12/31/2009        6.107034        10.123524       1,462,628.7900
  01/01/2010    to  12/31/2010       10.123524        12.282999       1,786,338.1089
  01/01/2011    to  12/31/2011       12.282999         9.797930       2,024,954.4151
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686         8.348474          79,785.0455
  01/01/2002    to  12/31/2002        8.348474         7.224602         263,793.2750
  01/01/2003    to  12/31/2003        7.224602         9.360152         668,332.2299
  01/01/2004    to  12/31/2004        9.360152        10.979856       1,371,702.0629
  01/01/2005    to  12/31/2005       10.979856        12.543118       1,048,425.7713
  01/01/2006    to  12/31/2006       12.543118        15.577096       1,324,091.3409
  01/01/2007    to  12/31/2007       15.577096        17.313567       1,552,782.6006
  01/01/2008    to  12/31/2008       17.313567         9.790126       1,860,865.9098
  01/01/2009    to  12/31/2009        9.790126        12.638051       1,831,273.0100
  01/01/2010    to  12/31/2010       12.638051        13.814584       1,852,657.4975
  01/01/2011    to  12/31/2011       13.814584        12.102702       1,649,352.8241
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733         8.433892        285,164.1452
  01/01/2002    to  12/31/2002        8.433892         6.228069        861,756.7272
  01/01/2003    to  12/31/2003        6.228069         7.854290      3,492,160.9173
  01/01/2004    to  12/31/2004        7.854290         8.199570      4,131,977.5777
  01/01/2005    to  12/31/2005        8.199570         8.424977      2,949,553.7719
  01/01/2006    to  12/31/2006        8.424977         8.896428      2,832,565.6219
  01/01/2007    to  12/31/2007        8.896428         9.975273      2,475,304.2300
  01/01/2008    to  12/31/2008        9.975273         5.290726      2,165,339.9010
  01/01/2009    to  12/31/2009        5.290726         7.459833      1,922,818.3800
  01/01/2010    to  12/31/2010        7.459833         8.007296      1,691,155.4967
  01/01/2011    to  12/31/2011        8.007296         7.748428      1,493,748.8321
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.401088      1,548,238.9531
  01/01/2004    to  12/31/2004       10.401088        11.124393      2,348,867.5763
  01/01/2005    to  12/31/2005       11.124393        11.067004      1,872,092.1192
  01/01/2006    to  12/31/2006       11.067004        10.901283      1,987,044.5726
  01/01/2007    to  12/31/2007       10.901283        11.849895      2,236,803.2418
  01/01/2008    to  12/31/2008       11.849895        10.825292      2,714,510.4740
  01/01/2009    to  12/31/2009       10.825292        12.538680      2,750,405.7900
  01/01/2010    to  12/31/2010       12.538680        13.257567      2,994,793.5010
  01/01/2011    to  12/31/2011       13.257567        14.458039      3,078,403.6880
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771        10.495175        198,802.8859
  01/01/2002    to  12/31/2002       10.495175        11.254708      1,057,186.4270
  01/01/2003    to  12/31/2003       11.254708        11.518393      2,164,984.1662
  01/01/2004    to  12/31/2004       11.518393        11.863917      2,064,108.2669
  01/01/2005    to  12/31/2005       11.863917        11.902882      1,662,486.0267
  01/01/2006    to  12/31/2006       11.902882        12.207117      2,342,787.3303
  01/01/2007    to  12/31/2007       12.207117        12.882116      3,224,156.4153
  01/01/2008    to  12/31/2008       12.882116        12.690839      3,616,771.0148
  01/01/2009    to  12/31/2009       12.690839        14.697007      4,246,494.4100
  01/01/2010    to  12/31/2010       14.697007        15.598687      4,921,326.1826
  01/01/2011    to  12/31/2011       15.598687        15.791031      4,846,763.3064
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929        15.168928          8,757.5200
  01/01/2010    to  12/31/2010       15.168928        17.254736         20,247.1606
  01/01/2011    to  12/31/2011       17.254736        16.105760         38,813.3962
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.712733        12.262151        186,996.9260
  01/01/2011    to  12/31/2011       12.262151        12.447946        283,265.4430
============   ==== ==========       =========        =========      ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563975         9.975512         35,042.6801
  01/01/2008    to  12/31/2008        9.975512         5.695473         75,802.4502
  01/01/2009    to  12/31/2009        5.695473         6.887615         93,043.7700
  01/01/2010    to  12/31/2010        6.887615         7.797745        140,136.7396
  01/01/2011    to  12/31/2011        7.797745         7.357485        170,978.4485
============   ==== ==========       =========        =========      ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270         6.069589        101,817.0063
  01/01/2002    to  12/31/2002        6.069589         2.934022        289,926.7780
  01/01/2003    to  12/31/2003        2.934022         4.536216        786,150.0851
  01/01/2004    to  12/31/2004        4.536216         4.258682      1,231,242.5910
  01/01/2005    to  12/31/2005        4.258682         4.639082        948,466.6679
  01/01/2006    to  12/31/2006        4.639082         4.795367        870,261.8653
  01/01/2007    to  12/31/2007        4.795367         6.187776        868,987.5489
  01/01/2008    to  12/31/2008        6.187776         3.372242        691,949.8158
  01/01/2009    to  12/31/2009        3.372242         5.260154        717,141.5200
  01/01/2010    to  12/31/2010        5.260154         6.590395        755,137.9379
  01/01/2011    to  12/31/2011        6.590395         5.826713        835,506.5027
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.275322         8.432790          8,450.5884
  01/01/2009    to  12/31/2009        8.432790        10.333272        372,386.6900
  01/01/2010    to  12/31/2010       10.333272        11.379782      1,137,189.5583
  01/01/2011    to  12/31/2011       11.379782        11.284534      1,543,545.0436
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.662185         7.731167          4,983.1147
  01/01/2009    to  12/31/2009        7.731167         9.793025        230,591.4000
  01/01/2010    to  12/31/2010        9.793025        10.968848        533,364.7483
  01/01/2011    to  12/31/2011       10.968848        10.533672        688,400.2127
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       39.123031        41.231685          80,423.6750
  01/01/2002    to  12/31/2002       41.231685        33.124735         266,108.4525
  01/01/2003    to  12/31/2003       33.124735        42.490294       1,028,814.3410
  01/01/2004    to  12/31/2004       42.490294        46.960946       1,127,359.5546
  01/01/2005    to  12/31/2005       46.960946        47.642491         838,033.3523
  01/01/2006    to  12/31/2006       47.642491        55.062455         832,858.1777
  01/01/2007    to  12/31/2007       55.062455        56.030982         787,206.9374
  01/01/2008    to  12/31/2008       56.030982        35.000443         743,454.8873
  01/01/2009    to  12/31/2009       35.000443        40.658099         726,750.6900
  01/01/2010    to  12/31/2010       40.658099        46.682755         675,431.4776
  01/01/2011    to  12/31/2011       46.682755        43.968920         619,361.2073
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086         8.204508         151,657.9395
  01/01/2002    to  12/31/2002        8.204508         4.504875         410,075.7851
  01/01/2003    to  12/31/2003        4.504875         6.039673       2,197,630.1348
  01/01/2004    to  12/31/2004        6.039673         6.981901       1,971,653.9916
  01/01/2005    to  12/31/2005        6.981901         7.852952       1,749,537.6740
  01/01/2006    to  12/31/2006        7.852952         8.180513       1,877,045.2415
  01/01/2007    to  12/31/2007        8.180513         9.441318       1,687,942.5475
  01/01/2008    to  12/31/2008        9.441318         5.580999       1,581,354.0428
  01/01/2009    to  12/31/2009        5.580999         7.966011       1,735,952.8900
  01/01/2010    to  12/31/2010        7.966011         9.979980       1,901,190.0442
  01/01/2011    to  12/31/2011        9.979980         9.631171       1,934,151.3471
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.204986         196,052.5264
  01/01/2003    to  12/31/2003        8.204986        11.385490       1,287,783.9731
  01/01/2004    to  12/31/2004       11.385490        14.131572       1,715,706.2330
  01/01/2005    to  12/31/2005       14.131572        16.012689       1,610,231.6767
  01/01/2006    to  12/31/2006       16.012689        17.775216       1,771,398.0074
  01/01/2007    to  12/31/2007       17.775216        16.911972       1,570,748.0957
  01/01/2008    to  12/31/2008       16.911972        11.644231       1,420,010.1661
  01/01/2009    to  12/31/2009       11.644231        14.447080       1,421,514.0300
  01/01/2010    to  12/31/2010       14.447080        16.995902       1,385,790.3624
  01/01/2011    to  12/31/2011       16.995902        15.178255       1,244,939.9329
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438        11.077804        425,828.7454
  01/01/2005    to  12/31/2005       11.077804        12.104461        252,330.7747
  01/01/2006    to  12/31/2006       12.104461        12.598415        414,552.4863
  01/01/2007    to  12/31/2007       12.598415        15.344884        405,066.0009
  01/01/2008    to  12/31/2008       15.344884         7.783610        399,907.8934
  01/01/2009    to  12/31/2009        7.783610        11.239190        428,032.5400
  01/01/2010    to  12/31/2010       11.239190        14.023333        451,660.0464
  01/01/2011    to  12/31/2011       14.023333        12.732671        461,043.0970
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438        10.440811         81,993.7821
  01/01/2006    to  12/31/2006       10.440811        11.889440        287,564.3432
  01/01/2007    to  12/31/2007       11.889440        11.373762        619,909.5147
  01/01/2008    to  12/31/2008       11.373762         7.151498        777,925.3716
  01/01/2009    to  12/31/2009        7.151498         8.882604      1,218,858.0100
  01/01/2010    to  12/31/2010        8.882604        10.012092      1,238,932.9527
  01/01/2011    to  12/31/2011       10.012092         9.680265      1,192,582.7872
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.680406        14.113833         23,126.3300
  01/01/2010    to  12/31/2010       14.113833        14.630748         86,567.8353
  01/01/2011    to  12/31/2011       14.630748        15.382633        180,811.2466
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759123         9.829323        745,305.1838
  01/01/2006    to  12/31/2006        9.829323        10.083779        959,252.7544
  01/01/2007    to  12/31/2007       10.083779        10.369277      2,552,182.5580
  01/01/2008    to  12/31/2008       10.369277        10.438029      3,598,289.2836
  01/01/2009    to  12/31/2009       10.438029        10.267507      2,473,849.9300
  01/01/2010    to  12/31/2010       10.267507        10.074259      1,780,190.5077
  01/01/2011    to  12/31/2011       10.074259         9.885163      1,843,687.0391
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441        10.114716        309,736.2036
  01/01/2002    to  12/31/2002       10.114716        10.033146        473,529.8768
  01/01/2003    to  12/31/2003       10.033146         9.887065        754,276.1323
  01/01/2004    to  12/31/2004        9.887065         9.762689        569,937.6104
  01/01/2005    to  04/30/2005        9.762689         9.759537          3,293.9145
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000        10.116997        286,807.3158
  01/01/2002    to  12/31/2002       10.116997         8.283563        791,864.3525
  01/01/2003    to  12/31/2003        8.283563        10.625867      2,611,291.2113
  01/01/2004    to  12/31/2004       10.625867        11.691186      3,771,622.5577
  01/01/2005    to  12/31/2005       11.691186        12.634573      2,990,969.8038
  01/01/2006    to  12/31/2006       12.634573        14.183373      2,926,032.1850
  01/01/2007    to  12/31/2007       14.183373        14.531708      2,645,006.5433
  01/01/2008    to  12/31/2008       14.531708         8.631580      2,438,465.2348
  01/01/2009    to  12/31/2009        8.631580        11.164658      2,337,369.1200
  01/01/2010    to  12/31/2010       11.164658        12.249141      2,181,034.6373
  01/01/2011    to  12/31/2011       12.249141        11.516763      2,019,002.5810
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.602564         73,855.4034
  01/01/2003    to  12/31/2003        7.602564         9.674439      1,172,461.3599
  01/01/2004    to  12/31/2004        9.674439        10.340233      1,645,901.3429
  01/01/2005    to  12/31/2005       10.340233        11.519694      1,126,690.4531
  01/01/2006    to  12/31/2006       11.519694        11.588731      1,222,537.2190
  01/01/2007    to  12/31/2007       11.588731        12.664321      1,152,722.9121
  01/01/2008    to  12/31/2008       12.664321         7.884117      1,205,306.5843
  01/01/2009    to  12/31/2009        7.884117        10.796267      1,267,227.0800
  01/01/2010    to  12/31/2010       10.796267        11.791672      1,209,148.2077
  01/01/2011    to  12/31/2011       11.791672        11.595850      1,169,936.9893
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000        11.901244        174,140.7693
  01/01/2002    to  12/31/2002       11.901244        10.618492        670,829.4633
  01/01/2003    to  12/31/2003       10.618492        13.787013      2,059,838.4388
  01/01/2004    to  12/31/2004       13.787013        14.832557      2,192,766.3823
  01/01/2005    to  12/31/2005       14.832557        15.967065      1,837,384.5287
  01/01/2006    to  12/31/2006       15.967065        17.574617      1,664,990.4354
  01/01/2007    to  12/31/2007       17.574617        16.022131      1,327,881.8231
  01/01/2008    to  12/31/2008       16.022131         8.467499      1,203,861.5748
  01/01/2009    to  12/31/2009        8.467499        11.730917      1,088,931.6500
  01/01/2010    to  12/31/2010       11.730917        13.209181        964,994.9224
  01/01/2011    to  12/31/2011       13.209181        13.802315        847,166.5925
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064240        10.127304              0.0000
  01/01/2009    to  12/31/2009       10.127304        14.181330         32,349.2700
  01/01/2010    to  12/31/2010       14.181330        17.057883         39,887.9809
  01/01/2011    to  12/31/2011       17.057883        14.017102         49,191.1241
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.601666        13.171307           3,848.9200
  01/01/2010    to  12/31/2010       13.171307        16.273172          28,657.9125
  01/01/2011    to  12/31/2011       16.273172        15.609908          62,164.5000
============   ==== ==========       =========        =========       ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.837498          20,493.0070
  01/01/2002    to  12/31/2002       10.837498         8.239034         270,170.6308
  01/01/2003    to  12/31/2003        8.239034        10.337295         662,457.2601
  01/01/2004    to  12/31/2004       10.337295        11.184770       1,062,486.9123
  01/01/2005    to  12/31/2005       11.184770        11.455096         948,385.9606
  01/01/2006    to  12/31/2006       11.455096        12.947028         927,907.6398
  01/01/2007    to  12/31/2007       12.947028        13.333947         811,550.3591
  01/01/2008    to  12/31/2008       13.333947         8.207703         713,686.1818
  01/01/2009    to  12/31/2009        8.207703        10.140674         666,656.4900
  01/01/2010    to  12/31/2010       10.140674        11.391722         680,454.5945
  01/01/2011    to  12/31/2011       11.391722        11.360548         658,836.7869
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.756520        11.246923          25,126.9000
  01/01/2010    to  12/31/2010       11.246923        11.892205          64,189.2644
  01/01/2011    to  12/31/2011       11.892205        10.192314          89,993.4112
============   ==== ==========       =========        =========       ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.854595        13.316341           8,709.3500
  01/01/2010    to  12/31/2010       13.316341        16.534381          46,673.8379
  01/01/2011    to  12/31/2011       16.534381        15.521640          65,552.4069
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.597882        14.700819          23,852.8200
  01/01/2010    to  12/31/2010       14.700819        18.610935          68,757.1328
  01/01/2011    to  12/31/2011       18.610935        15.216237         124,221.7968
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974        14.929039          18,584.4022
  01/01/2006    to  12/31/2006       14.929039        15.222294         106,625.8664
  01/01/2007    to  12/31/2007       15.222294        15.536642         140,960.3651
  01/01/2008    to  12/31/2008       15.536642        15.162330         179,344.5048
  01/01/2009    to  12/31/2009       15.162330        15.484010         198,771.0800
  01/01/2010    to  12/31/2010       15.484010        16.027078         214,528.5420
  01/01/2011    to  12/31/2011       16.027078        16.554340         212,384.0655
============   ==== ==========       =========        =========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299826        10.683074        1,069,672.4010
  01/01/2005    to  12/31/2005       10.683074        11.570684        3,214,740.0473
  01/01/2006    to  12/31/2006       11.570684        12.903002        4,398,997.4450
  01/01/2007    to  12/31/2007       12.903002        13.024293        4,667,961.0060
  01/01/2008    to  12/31/2008       13.024293         7.562984        3,454,855.6278
  01/01/2009    to  12/31/2009        7.562984         9.843201        3,062,483.7900
  01/01/2010    to  12/31/2010        9.843201        11.251762        3,024,990.1784
  01/01/2011    to  12/31/2011       11.251762        10.402724        2,831,813.9350
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100015        10.387206        8,807,823.5290
  01/01/2005    to  12/31/2005       10.387206        10.918136       17,721,069.7741
  01/01/2006    to  12/31/2006       10.918136        11.996419       24,085,573.8268
  01/01/2007    to  12/31/2007       11.996419        12.344089       25,810,255.4351
  01/01/2008    to  12/31/2008       12.344089         8.243149       22,472,965.6791
  01/01/2009    to  12/31/2009        8.243149        10.379836       23,080,724.8300
  01/01/2010    to  12/31/2010       10.379836        11.568201       23,789,764.4591
  01/01/2011    to  12/31/2011       11.568201        11.157644       22,872,629.0183
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940166        10.103473          586,448.2435
  01/01/2005    to  12/31/2005       10.103473        10.357964        1,408,916.6816
  01/01/2006    to  12/31/2006       10.357964        11.040211        2,194,364.1670
  01/01/2007    to  12/31/2007       11.040211        11.472478        2,881,371.6356
  01/01/2008    to  12/31/2008       11.472478         8.931449        5,099,553.2363
  01/01/2009    to  12/31/2009        8.931449        10.770887        5,638,102.8500
  01/01/2010    to  12/31/2010       10.770887        11.720442        6,056,174.3935
  01/01/2011    to  12/31/2011       11.720442        11.704503        5,433,067.3327
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239883        10.598018        5,966,809.4160
  01/01/2005    to  12/31/2005       10.598018        11.348007       14,686,703.6966
  01/01/2006    to  12/31/2006       11.348007        12.648785       23,609,063.4459
  01/01/2007    to  12/31/2007       12.648785        12.993010       30,109,928.2965
  01/01/2008    to  12/31/2008       12.993010         7.920380       27,654,881.5165
  01/01/2009    to  12/31/2009        7.920380        10.110345       26,569,204.9200
  01/01/2010    to  12/31/2010       10.110345        11.456775       24,544,073.4816
  01/01/2011    to  12/31/2011       11.456775        10.806138       22,658,847.4672
============   ==== ==========       =========        =========       ===============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010099        10.223628        2,954,333.1140
  01/01/2005    to  12/31/2005       10.223628        10.614857        6,636,215.7766
  01/01/2006    to  12/31/2006       10.614857        11.481355        8,463,388.9588
  01/01/2007    to  12/31/2007       11.481355        11.963296       10,373,135.2116
  01/01/2008    to  12/31/2008       11.963296         8.636307       10,424,759.4122
  01/01/2009    to  12/31/2009        8.636307        10.684293       11,021,715.7200
  01/01/2010    to  12/31/2010       10.684293        11.783178       11,561,635.3415
  01/01/2011    to  12/31/2011       11.783178        11.548371       11,592,598.2179
============   ==== ==========       =========        =========       ===============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007808         6.982721        184,000.0252
  01/01/2009    to  12/31/2009        6.982721         8.851685        379,663.7600
  01/01/2010    to  12/31/2010        8.851685         9.731636        483,381.5311
  01/01/2011    to  12/31/2011        9.731636         9.336396        661,755.9738
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037806         8.915497         56,766.8101
  01/01/2009    to  12/31/2009        8.915497         9.798318         66,101.5200
  01/01/2010    to  12/31/2010        9.798318        10.190266        100,124.0962
  01/01/2011    to  12/31/2011       10.190266        10.567275         62,591.7901
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997808         6.333535        127,858.3509
  01/01/2009    to  12/31/2009        6.333535         8.321363        205,280.0900
  01/01/2010    to  12/31/2010        8.321363         9.256468        191,802.5576
  01/01/2011    to  12/31/2011        9.256468         8.644098        181,996.0190
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987809         5.735862         33,529.3069
  01/01/2009    to  12/31/2009        5.735862         7.808744         98,957.7400
  01/01/2010    to  12/31/2010        7.808744         9.056950        118,220.5624
  01/01/2011    to  12/31/2011        9.056950         8.469445        127,763.4584
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087803         6.029928         53,911.7100
  01/01/2009    to  12/31/2009        6.029928         8.425916        117,607.7100
  01/01/2010    to  12/31/2010        8.425916         8.828474        132,072.7578
  01/01/2011    to  12/31/2011        8.828474         7.417695        124,218.1825
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017807         7.653679         25,313.5496
  01/01/2009    to  12/31/2009        7.653679         9.257378        147,989.3700
  01/01/2010    to  12/31/2010        9.257378         9.973107        171,336.0722
  01/01/2011    to  12/31/2011        9.973107         9.794747        160,761.3695
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.676575        11.679717              0.0000
  01/01/2009    to  12/31/2009       11.679717        16.789199         21,547.7800
  01/01/2010    to  12/31/2010       16.789199        19.052533         40,800.9747
  01/01/2011    to  12/31/2011       19.052533        19.113949         39,238.2582
============   ==== ==========       =========        =========        ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356        12.782124       94,675.0123
  01/01/2005    to  12/31/2005       12.782124        14.194452       60,758.6799
  01/01/2006    to  12/31/2006       14.194452        19.143432       59,929.2313
  01/01/2007    to  12/31/2007       19.143432        15.946665       45,939.3302
  01/01/2008    to  12/31/2008       15.946665         9.116180       38,920.6444
  01/01/2009    to  12/31/2009        9.116180        12.039424       41,294.7600
  01/01/2010    to  12/31/2010       12.039424        13.701994       37,259.0097
  01/01/2011    to  12/31/2011       13.701994        12.680858       35,393.5635
============   ==== ==========       =========        =========      ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356        11.923714       90,770.9843
  01/01/2005    to  12/31/2005       11.923714        13.153602       64,931.9032
  01/01/2006    to  12/31/2006       13.153602        14.917127       79,908.5255
  01/01/2007    to  12/31/2007       14.917127        15.072869       69,810.2483
  01/01/2008    to  12/31/2008       15.072869         9.443707       54,331.6698
  01/01/2009    to  12/31/2009        9.443707        12.246885       42,702.6600
  01/01/2010    to  12/31/2010       12.246885        14.913554       46,150.8207
  01/01/2011    to  12/31/2011       14.913554        13.698773       50,527.5531
============   ==== ==========       =========        =========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.670416        11.599408      323,720.5784
  01/01/2004    to  12/31/2004       11.599408        13.702620      281,617.2411
  01/01/2005    to  12/31/2005       13.702620        15.344356      187,201.4154
  01/01/2006    to  12/31/2006       15.344356        19.380650      199,007.4686
  01/01/2007    to  12/31/2007       19.380650        18.782294      185,607.0734
  01/01/2008    to  12/31/2008       18.782294        10.882531      151,280.2045
  01/01/2009    to  12/31/2009       10.882531        16.540552      144,039.2000
  01/01/2010    to  12/31/2010       16.540552        18.875459      156,050.7444
  01/01/2011    to  12/31/2011       18.875459        15.864627      153,377.0704
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.626518        11.448459      209,079.3313
  01/01/2004    to  12/31/2004       11.448459        11.942952      216,402.4753
  01/01/2005    to  12/31/2005       11.942952        12.674847      139,898.6832
  01/01/2006    to  12/31/2006       12.674847        14.186639      135,316.6926
  01/01/2007    to  12/31/2007       14.186639        15.443604      101,407.2620
  01/01/2008    to  12/31/2008       15.443604         9.274377       99,491.8696
  01/01/2009    to  12/31/2009        9.274377        12.165200       98,191.3600
  01/01/2010    to  12/31/2010       12.165200        15.046688       92,378.2972
  01/01/2011    to  12/31/2011       15.046688        14.589864       86,408.4722
============   ==== ==========       =========        =========      ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       127.711374       130.815922       1,512.3034
  01/01/2011    to  12/31/2011       130.815922       118.555404       1,862.4532
============   ==== ==========       ==========       ==========     ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         9.638372        11.866859     191,879.5904
  01/01/2004    to  12/31/2004        11.866859        13.306444      97,660.0132
  01/01/2005    to  12/31/2005        13.306444        14.094875      80,145.2322
  01/01/2006    to  12/31/2006        14.094875        15.844132      78,560.7007
  01/01/2007    to  12/31/2007        15.844132        15.107798      71,999.6034
  01/01/2008    to  12/31/2008        15.107798         9.136124      57,513.2442
  01/01/2009    to  12/31/2009         9.136124        12.247304      51,133.7400
  01/01/2010    to  12/31/2010        12.247304        14.749193      47,332.7556
  01/01/2011    to  12/31/2011        14.749193        13.694886      44,521.2935
============   ==== ==========       ==========       ==========     ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         5.448435         6.616144     455,358.6195
  01/01/2004    to  12/31/2004         6.616144         7.032146     311,399.3473
  01/01/2005    to  12/31/2005         7.032146         7.829149     179,721.8516
  01/01/2006    to  12/31/2006         7.829149         7.541105     179,333.7057
  01/01/2007    to  12/31/2007         7.541105         7.558515     144,689.5304
  01/01/2008    to  12/31/2008         7.558515         4.515188     130,349.2558
  01/01/2009    to  12/31/2009         4.515188         5.884585     125,861.2100
  01/01/2010    to  12/31/2010         5.884585         7.140208     135,747.3780
  01/01/2011    to  12/31/2011         7.140208         7.226401     190,114.8307
============   ==== ==========       ==========       ==========     ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246086        10.615048       1,168.7764
  01/01/2006    to  12/31/2006        10.615048        11.090346      24,837.5020
  01/01/2007    to  12/31/2007        11.090346        10.227481      30,516.9044
  01/01/2008    to  12/31/2008        10.227481         4.549288      40,824.3472
  01/01/2009    to  12/31/2009         4.549288         6.152354      54,602.3800
  01/01/2010    to  12/31/2010         6.152354         6.472926      52,204.2008
  01/01/2011    to  04/29/2011         6.472926         6.869278           0.0000
============   ==== ==========       ==========       ==========     ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006         9.988356        10.297910      10,521.3492
  01/01/2007    to  12/31/2007        10.297910        12.904282      33,514.8396
  01/01/2008    to  12/31/2008        12.904282         7.682330      30,126.3488
  01/01/2009    to  12/31/2009         7.682330        10.603918      35,790.7300
  01/01/2010    to  12/31/2010        10.603918        12.682146      43,899.1197
  01/01/2011    to  12/31/2011        12.682146        12.247188      43,786.7873
============   ==== ==========       ==========       ==========     ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.543946        15.872127        417,792.4078
  01/01/2004    to  12/31/2004       15.872127        16.827533        364,390.8362
  01/01/2005    to  12/31/2005       16.827533        16.741568        234,964.9413
  01/01/2006    to  12/31/2006       16.741568        17.912204        241,944.4990
  01/01/2007    to  12/31/2007       17.912204        18.705553        180,122.9360
  01/01/2008    to  12/31/2008       18.705553        14.923321        119,269.1848
  01/01/2009    to  12/31/2009       14.923321        20.007071        106,987.3000
  01/01/2010    to  12/31/2010       20.007071        22.153767        109,223.7754
  01/01/2011    to  12/31/2011       22.153767        22.684442         94,769.6247
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.619889        15.498935          8,802.5422
  01/01/2009    to  12/31/2009       15.498935        19.223124         12,693.9900
  01/01/2010    to  12/31/2010       19.223124        23.652908         11,498.9214
  01/01/2011    to  12/31/2011       23.652908        22.328001         11,002.8978
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997261        10.181299          3,793.4316
  01/01/2011    to  12/31/2011       10.181299        10.180537         10,576.2109
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987262         9.727420          4,883.0690
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997808         6.572875          6,411.4093
  01/01/2009    to  12/31/2009        6.572875         8.045953         36,135.9900
  01/01/2010    to  12/31/2010        8.045953         8.756087         59,357.9423
  01/01/2011    to  12/31/2011        8.756087         8.536112         46,435.1987
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997808         7.004605         69,284.4158
  01/01/2009    to  12/31/2009        7.004605         8.826238         54,142.1700
  01/01/2010    to  12/31/2010        8.826238         9.520666         84,412.7661
  01/01/2011    to  12/31/2011        9.520666         9.168219         96,298.1406
============   ==== ==========       =========        =========        ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.358618         7.611301         70,796.5636
  01/01/2004    to  11/19/2004        7.611301         7.777635         65,908.0464
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997808        10.853388          4,821.5400
  01/01/2010    to  12/31/2010       10.853388        12.079303         10,677.2584
  01/01/2011    to  12/31/2011       12.079303        11.801459          7,895.0022
============   ==== ==========       =========        =========        ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356        10.436370        5,663.6056
  01/01/2007    to  12/31/2007       10.436370        13.974426       32,550.2124
  01/01/2008    to  12/31/2008       13.974426         6.090664       37,784.3397
  01/01/2009    to  12/31/2009        6.090664        10.086302       54,450.4100
  01/01/2010    to  12/31/2010       10.086302        12.225625       78,659.9841
  01/01/2011    to  12/31/2011       12.225625         9.742423       80,238.6192
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.257802         9.354589      125,668.3031
  01/01/2004    to  12/31/2004        9.354589        10.962337      226,306.1175
  01/01/2005    to  12/31/2005       10.962337        12.510627      153,670.0885
  01/01/2006    to  12/31/2006       12.510627        15.521265      152,603.8290
  01/01/2007    to  12/31/2007       15.521265        17.234173      178,346.7885
  01/01/2008    to  12/31/2008       17.234173         9.735436      133,416.6535
  01/01/2009    to  12/31/2009        9.735436        12.554887      136,525.9800
  01/01/2010    to  12/31/2010       12.554887        13.709977      151,784.9353
  01/01/2011    to  12/31/2011       13.709977        11.999062      155,818.0446
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.477297         7.849613      764,564.4127
  01/01/2004    to  12/31/2004        7.849613         8.186475      578,892.3625
  01/01/2005    to  12/31/2005        8.186475         8.403139      383,399.9285
  01/01/2006    to  12/31/2006        8.403139         8.864521      415,622.8526
  01/01/2007    to  12/31/2007        8.864521         9.929508      349,175.6851
  01/01/2008    to  12/31/2008        9.929508         5.261155      297,576.6303
  01/01/2009    to  12/31/2009        5.261155         7.410726      251,815.2400
  01/01/2010    to  12/31/2010        7.410726         7.946640      231,153.5471
  01/01/2011    to  12/31/2011        7.946640         7.682062      211,021.0626
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.394134      322,336.5344
  01/01/2004    to  12/31/2004       10.394134        11.105815      382,850.1796
  01/01/2005    to  12/31/2005       11.105815        11.037506      240,763.4548
  01/01/2006    to  12/31/2006       11.037506        10.861386      234,597.8530
  01/01/2007    to  12/31/2007       10.861386        11.794665      206,052.6001
  01/01/2008    to  12/31/2008       11.794665        10.764035      144,764.2939
  01/01/2009    to  12/31/2009       10.764035        12.455274      180,260.6900
  01/01/2010    to  12/31/2010       12.455274        13.156218      235,321.1390
  01/01/2011    to  12/31/2011       13.156218        14.333217      210,296.9444
============   ==== ==========       =========        =========      ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.492012        11.511554        497,120.5407
  01/01/2004    to  12/31/2004       11.511554        11.844988        425,802.7201
  01/01/2005    to  12/31/2005       11.844988        11.872043        338,717.0987
  01/01/2006    to  12/31/2006       11.872043        12.163353        316,052.9643
  01/01/2007    to  12/31/2007       12.163353        12.823035        279,980.7632
  01/01/2008    to  12/31/2008       12.823035        12.619976        253,190.4448
  01/01/2009    to  12/31/2009       12.619976        14.600343        362,413.6700
  01/01/2010    to  12/31/2010       14.600343        15.480609        432,545.0303
  01/01/2011    to  12/31/2011       15.480609        15.655875        435,941.5562
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.225970        14.929413          1,056.5700
  01/01/2010    to  12/31/2010       14.929413        16.965327          2,435.5004
  01/01/2011    to  12/31/2011       16.965327        15.819821          5,343.8534
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.691517        12.231830          6,413.8273
  01/01/2011    to  12/31/2011       12.231830        12.404789          7,808.6825
============   ==== ==========       =========        =========        ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563658         9.973841          1,924.9612
  01/01/2008    to  12/31/2008        9.973841         5.688793         15,317.1846
  01/01/2009    to  12/31/2009        5.688793         6.872659          5,337.5500
  01/01/2010    to  12/31/2010        6.872659         7.773042         12,517.0195
  01/01/2011    to  12/31/2011        7.773042         7.326859         12,919.3311
============   ==== ==========       =========        =========        ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.270753         4.533561        104,135.7145
  01/01/2004    to  12/31/2004        4.533561         4.251921        128,383.3200
  01/01/2005    to  12/31/2005        4.251921         4.627103         96,637.1328
  01/01/2006    to  12/31/2006        4.627103         4.778214        165,523.0728
  01/01/2007    to  12/31/2007        4.778214         6.159452        174,673.5160
  01/01/2008    to  12/31/2008        6.159452         3.353429        166,340.0533
  01/01/2009    to  12/31/2009        3.353429         5.225583        209,434.8700
  01/01/2010    to  12/31/2010        5.225583         6.540548        206,402.1249
  01/01/2011    to  12/31/2011        6.540548         5.776871        192,681.6665
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.249570         8.405373              0.0000
  01/01/2009    to  12/31/2009        8.405373        10.289380         60,673.8100
  01/01/2010    to  12/31/2010       10.289380        11.320128         91,350.0093
  01/01/2011    to  12/31/2011       11.320128        11.214183        142,129.8846
============   ==== ==========       =========        =========        ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.638337         7.706026            0.0000
  01/01/2009    to  12/31/2009        7.706026         9.751421       43,716.3600
  01/01/2010    to  12/31/2010        9.751421        10.911342       50,836.9072
  01/01/2011    to  12/31/2011       10.911342        10.467993       78,206.6207
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       34.194526        42.464964      236,378.2919
  01/01/2004    to  12/31/2004       42.464964        46.885921      179,615.1724
  01/01/2005    to  12/31/2005       46.885921        47.518965      119,375.0745
  01/01/2006    to  12/31/2006       47.518965        54.864963      105,293.7574
  01/01/2007    to  12/31/2007       54.864963        55.773897       86,845.9957
  01/01/2008    to  12/31/2008       55.773897        34.804809       79,030.1420
  01/01/2009    to  12/31/2009       34.804809        40.390398       74,574.7800
  01/01/2010    to  12/31/2010       40.390398        46.329072       71,858.8409
  01/01/2011    to  12/31/2011       46.329072        43.592251       66,198.4369
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.708482         6.036086      372,163.5120
  01/01/2004    to  12/31/2004        6.036086         6.970762      184,054.1202
  01/01/2005    to  12/31/2005        6.970762         7.832612      189,972.5494
  01/01/2006    to  12/31/2006        7.832612         8.151187      230,374.7017
  01/01/2007    to  12/31/2007        8.151187         9.398020      198,262.6118
  01/01/2008    to  12/31/2008        9.398020         5.549820      177,225.2755
  01/01/2009    to  12/31/2009        5.549820         7.913590      184,629.9700
  01/01/2010    to  12/31/2010        7.913590         9.904407      168,014.2284
  01/01/2011    to  12/31/2011        9.904407         9.548701      174,661.9512
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.420782        11.366509      309,778.3536
  01/01/2004    to  12/31/2004       11.366509        14.093881      237,618.1892
  01/01/2005    to  12/31/2005       14.093881        15.954074      159,236.5674
  01/01/2006    to  12/31/2006       15.954074        17.692495      160,732.2609
  01/01/2007    to  12/31/2007       17.692495        16.816338      129,159.6976
  01/01/2008    to  12/31/2008       16.816338        11.566752      128,430.8310
  01/01/2009    to  12/31/2009       11.566752        14.336602      134,187.6800
  01/01/2010    to  12/31/2010       14.336602        16.849091      129,519.7572
  01/01/2011    to  12/31/2011       16.849091        15.032126      133,374.9450
============   ==== ==========       =========        =========      ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356        11.070369       72,267.0575
  01/01/2005    to  12/31/2005       11.070369        12.084285       38,479.3992
  01/01/2006    to  12/31/2006       12.084285        12.564869       40,347.6562
  01/01/2007    to  12/31/2007       12.564869        15.288651       50,146.0518
  01/01/2008    to  12/31/2008       15.288651         7.747284       50,235.1885
  01/01/2009    to  12/31/2009        7.747284        11.175558       50,023.5500
  01/01/2010    to  12/31/2010       11.175558        13.930018       39,112.9336
  01/01/2011    to  12/31/2011       13.930018        12.635321       44,498.0392
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998356        10.433808       13,561.9235
  01/01/2006    to  12/31/2006       10.433808        11.869623       48,946.3675
  01/01/2007    to  12/31/2007       11.869623        11.343390       45,178.2287
  01/01/2008    to  12/31/2008       11.343390         7.125230       41,416.2311
  01/01/2009    to  12/31/2009        7.125230         8.839953       39,545.5900
  01/01/2010    to  12/31/2010        8.839953         9.952079       49,382.0036
  01/01/2011    to  12/31/2011        9.952079         9.610722       54,737.5422
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.537644        13.957331          977.4200
  01/01/2010    to  12/31/2010       13.957331        14.454054       15,670.5724
  01/01/2011    to  12/31/2011       14.454054        15.181713       21,551.0934
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.740285         9.803847       48,880.7654
  01/01/2006    to  12/31/2006        9.803847        10.047619       56,043.2683
  01/01/2007    to  12/31/2007       10.047619        10.321710      189,793.1392
  01/01/2008    to  12/31/2008       10.321710        10.379732      661,601.2020
  01/01/2009    to  12/31/2009       10.379732        10.199956      558,363.9400
  01/01/2010    to  12/31/2010       10.199956         9.997974      425,523.4447
  01/01/2011    to  12/31/2011        9.997974         9.800529      353,661.5697
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.991329         9.881184      147,194.2876
  01/01/2004    to  12/31/2004        9.881184         9.747102       55,854.1411
  01/01/2005    to  04/30/2005        9.747102         9.740779            0.0000
============   ==== ==========       =========        =========      ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.467022        10.619550        482,534.2938
  01/01/2004    to  12/31/2004       10.619550        11.672528        522,761.2432
  01/01/2005    to  12/31/2005       11.672528        12.601842        342,980.9688
  01/01/2006    to  12/31/2006       12.601842        14.132531        346,491.1543
  01/01/2007    to  12/31/2007       14.132531        14.465062        326,030.7541
  01/01/2008    to  12/31/2008       14.465062         8.583353        248,704.4892
  01/01/2009    to  12/31/2009        8.583353        11.091179        250,261.0900
  01/01/2010    to  12/31/2010       11.091179        12.156371        250,169.8602
  01/01/2011    to  12/31/2011       12.156371        11.418134        237,947.2766
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.020892         9.658301        292,340.8749
  01/01/2004    to  12/31/2004        9.658301        10.312638        253,634.4079
  01/01/2005    to  12/31/2005       10.312638        11.477507        163,490.7278
  01/01/2006    to  12/31/2006       11.477507        11.534778        166,034.8344
  01/01/2007    to  12/31/2007       11.534778        12.592692        126,809.9053
  01/01/2008    to  12/31/2008       12.592692         7.831644        114,056.1255
  01/01/2009    to  12/31/2009        7.831644        10.713698        112,514.9900
  01/01/2010    to  12/31/2010       10.713698        11.689801        119,090.6957
  01/01/2011    to  12/31/2011       11.689801        11.484204        117,693.8871
============   ==== ==========       =========        =========        ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.825376        13.778783        382,297.8868
  01/01/2004    to  12/31/2004       13.778783        14.808845        295,898.9014
  01/01/2005    to  12/31/2005       14.808845        15.925655        240,151.0204
  01/01/2006    to  12/31/2006       15.925655        17.511568        230,268.1206
  01/01/2007    to  12/31/2007       17.511568        15.948596        178,817.8450
  01/01/2008    to  12/31/2008       15.948596         8.420158        186,473.1912
  01/01/2009    to  12/31/2009        8.420158        11.653666        180,494.6100
  01/01/2010    to  12/31/2010       11.653666        13.109090        169,034.3496
  01/01/2011    to  12/31/2011       13.109090        13.684065        151,523.0440
============   ==== ==========       =========        =========        ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063937        10.125586              0.0000
  01/01/2009    to  12/31/2009       10.125586        14.164750         10,908.6600
  01/01/2010    to  12/31/2010       14.164750        17.020935         12,461.2345
  01/01/2011    to  12/31/2011       17.020935        13.972768         18,798.5969
============   ==== ==========       =========        =========        ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.508340        13.046762              0.0000
  01/01/2010    to  12/31/2010       13.046762        16.103205          4,188.4807
  01/01/2011    to  12/31/2011       16.103205        15.431453          8,737.9989
============   ==== ==========       =========        =========        ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.547392        10.314288        154,141.2558
  01/01/2004    to  12/31/2004       10.314288        11.148694        103,713.0930
  01/01/2005    to  12/31/2005       11.148694        11.406769        130,714.9227
  01/01/2006    to  12/31/2006       11.406769        12.879559        131,588.8315
  01/01/2007    to  12/31/2007       12.879559        13.251129        104,257.3162
  01/01/2008    to  12/31/2008       13.251129         8.148526        119,904.7574
  01/01/2009    to  12/31/2009        8.148526        10.057496        145,216.9700
  01/01/2010    to  12/31/2010       10.057496        11.287000        116,583.8932
  01/01/2011    to  12/31/2011       11.287000        11.244884        138,809.6956
============   ==== ==========       =========        =========        ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.665085        11.122151         12,130.2300
  01/01/2010    to  12/31/2010       11.122151        11.748533         12,325.8881
  01/01/2011    to  12/31/2011       11.748533        10.059120         13,837.1629
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.741240        13.168600            399.3500
  01/01/2010    to  12/31/2010       13.168600        16.334612          1,630.8224
  01/01/2011    to  12/31/2011       16.334612        15.318802          6,962.3082
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.591951        14.683617            460.3700
  01/01/2010    to  12/31/2010       14.683617        18.570599         16,975.7418
  01/01/2011    to  12/31/2011       18.570599        15.168094         18,289.6148
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.837222        14.763172              0.0000
  01/01/2006    to  12/31/2006       14.763172        15.038163          1,095.1197
  01/01/2007    to  12/31/2007       15.038163        15.333285          3,697.1190
  01/01/2008    to  12/31/2008       15.333285        14.948873          6,339.9968
  01/01/2009    to  12/31/2009       14.948873        15.250768          4,550.1800
  01/01/2010    to  12/31/2010       15.250768        15.769877         26,480.7476
  01/01/2011    to  12/31/2011       15.769877        16.272444         26,629.4090
============   ==== ==========       =========        =========        ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299291        10.681379        831,232.3423
  01/01/2005    to  12/31/2005       10.681379        11.557321      1,001,617.4838
  01/01/2006    to  12/31/2006       11.557321        12.875254        913,824.5016
  01/01/2007    to  12/31/2007       12.875254        12.983219        535,274.0874
  01/01/2008    to  12/31/2008       12.983219         7.531553        346,926.7634
  01/01/2009    to  12/31/2009        7.531553         9.792493        365,951.7900
  01/01/2010    to  12/31/2010        9.792493        11.182620        367,274.1222
  01/01/2011    to  12/31/2011       11.182620        10.328480        276,139.5305
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099490        10.385557      1,201,151.8780
  01/01/2005    to  12/31/2005       10.385557        10.905523      2,664,536.4573
  01/01/2006    to  12/31/2006       10.905523        11.970617      3,258,534.4045
  01/01/2007    to  12/31/2007       11.970617        12.305159      3,058,097.4179
  01/01/2008    to  12/31/2008       12.305159         8.208898      2,723,682.5944
  01/01/2009    to  12/31/2009        8.208898        10.326377      2,607,870.1700
  01/01/2010    to  12/31/2010       10.326377        11.497127      2,575,068.1495
  01/01/2011    to  12/31/2011       11.497127        11.078030      2,612,876.3300
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939649        10.101868         93,959.5617
  01/01/2005    to  12/31/2005       10.101868        10.345995        546,701.4133
  01/01/2006    to  12/31/2006       10.345995        11.016462        498,622.4885
  01/01/2007    to  12/31/2007       11.016462        11.436295        867,626.0466
  01/01/2008    to  12/31/2008       11.436295         8.894345      1,002,444.2268
  01/01/2009    to  12/31/2009        8.894345        10.715424        940,211.8000
  01/01/2010    to  12/31/2010       10.715424        11.648442        941,145.4780
  01/01/2011    to  12/31/2011       11.648442        11.621002        790,999.0512
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239351        10.596336      1,231,650.6370
  01/01/2005    to  12/31/2005       10.596336        11.334900      2,552,509.6525
  01/01/2006    to  12/31/2006       11.334900        12.621582      3,300,764.3244
  01/01/2007    to  12/31/2007       12.621582        12.952034      3,402,399.5126
  01/01/2008    to  12/31/2008       12.952034         7.887466      2,913,163.1749
  01/01/2009    to  12/31/2009        7.887466        10.058265      2,822,001.1100
  01/01/2010    to  12/31/2010       10.058265        11.386377      2,748,952.8337
  01/01/2011    to  12/31/2011       11.386377        10.729021      2,561,984.4133
============   ==== ==========       =========        =========      ==============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009579        10.222004        201,387.1473
  01/01/2005    to  12/31/2005       10.222004        10.602593        604,368.0698
  01/01/2006    to  12/31/2006       10.602593        11.456660        911,614.1911
  01/01/2007    to  12/31/2007       11.456660        11.925566      1,310,986.9255
  01/01/2008    to  12/31/2008       11.925566         8.600426      1,331,305.0002
  01/01/2009    to  12/31/2009        8.600426        10.629271      1,095,199.6400
  01/01/2010    to  12/31/2010       10.629271        11.710789      1,183,275.8135
  01/01/2011    to  12/31/2011       11.710789        11.465977      1,130,006.3195
============   ==== ==========       =========        =========      ==============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007753         6.980314        133,811.4209
  01/01/2009    to  12/31/2009        6.980314         8.844211        293,165.8800
  01/01/2010    to  12/31/2010        8.844211         9.718562        628,454.2513
  01/01/2011    to  12/31/2011        9.718562         9.319201        661,735.7080
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037751         8.912431         15,065.3900
  01/01/2009    to  12/31/2009        8.912431         9.790053         50,753.9900
  01/01/2010    to  12/31/2010        9.790053        10.176582         50,270.5538
  01/01/2011    to  12/31/2011       10.176582        10.547825         41,205.2332
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997754         6.331349        280,865.7053
  01/01/2009    to  12/31/2009        6.331349         8.314334        584,176.2000
  01/01/2010    to  12/31/2010        8.314334         9.244030        457,473.0953
  01/01/2011    to  12/31/2011        9.244030         8.628175        453,732.0376
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987754         5.733881         28,135.0232
  01/01/2009    to  12/31/2009        5.733881         7.802145         56,450.9000
  01/01/2010    to  12/31/2010        7.802145         9.044777         67,612.6967
  01/01/2011    to  12/31/2011        9.044777         8.453840         68,767.7116
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087748         6.027848         15,359.3393
  01/01/2009    to  12/31/2009        6.027848         8.418799         24,020.1700
  01/01/2010    to  12/31/2010        8.418799         8.816613         50,710.3359
  01/01/2011    to  12/31/2011        8.816613         7.404028         57,127.2933
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017752         7.651043        134,477.6004
  01/01/2009    to  12/31/2009        7.651043         9.249565        326,695.1800
  01/01/2010    to  12/31/2010        9.249565         9.959711        407,093.2315
  01/01/2011    to  12/31/2011        9.959711         9.776712        400,461.9502
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.585381        11.607839            423.9366
  01/01/2009    to  12/31/2009       11.607839        16.677546         20,973.7700
  01/01/2010    to  12/31/2010       16.677546        18.916374         30,654.6355
  01/01/2011    to  12/31/2011       18.916374        18.967888         28,470.5814
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        12.777839       85,660.4603
  01/01/2005    to  12/31/2005       12.777839        14.182623       86,646.7443
  01/01/2006    to  12/31/2006       14.182623        19.117954      121,441.4993
  01/01/2007    to  12/31/2007       19.117954        15.917430      147,927.0516
  01/01/2008    to  12/31/2008       15.917430         9.094890      166,867.5082
  01/01/2009    to  12/31/2009        9.094890        12.005300      165,292.7600
  01/01/2010    to  12/31/2010       12.005300        13.656337      165,430.1333
  01/01/2011    to  12/31/2011       13.656337        12.632295      147,876.1674
============   ==== ==========       =========        =========      ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        11.919714       73,903.7494
  01/01/2005    to  12/31/2005       11.919714        13.142639       80,986.6847
  01/01/2006    to  12/31/2006       13.142639        14.897265       84,389.0735
  01/01/2007    to  12/31/2007       14.897265        15.045233       64,927.7816
  01/01/2008    to  12/31/2008       15.045233         9.421654       54,308.6681
  01/01/2009    to  12/31/2009        9.421654        12.212179       44,268.9300
  01/01/2010    to  12/31/2010       12.212179        14.863866       40,529.2706
  01/01/2011    to  12/31/2011       14.863866        13.646317       47,348.8886
============   ==== ==========       =========        =========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.919466          766.2948
  01/01/2002    to  12/31/2002       10.919466         8.762286       50,576.2405
  01/01/2003    to  12/31/2003        8.762286        11.586477      295,958.4795
  01/01/2004    to  12/31/2004       11.586477        13.680486      296,521.6943
  01/01/2005    to  12/31/2005       13.680486        15.311936      278,844.7095
  01/01/2006    to  12/31/2006       15.311936        19.330066      257,615.6710
  01/01/2007    to  12/31/2007       19.330066        18.723852      261,850.6855
  01/01/2008    to  12/31/2008       18.723852        10.843216      176,082.3889
  01/01/2009    to  12/31/2009       10.843216        16.472555      131,759.9600
  01/01/2010    to  12/31/2010       16.472555        18.788477      132,552.9929
  01/01/2011    to  12/31/2011       18.788477        15.783629      119,878.0965
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.834858        4,963.5205
  01/01/2002    to  12/31/2002       11.834858         8.405523      190,183.3562
  01/01/2003    to  12/31/2003        8.405523        11.435723      313,667.0044
  01/01/2004    to  12/31/2004       11.435723        11.923685      393,613.7625
  01/01/2005    to  12/31/2005       11.923685        12.648094      265,468.9951
  01/01/2006    to  12/31/2006       12.648094        14.149636      213,842.9712
  01/01/2007    to  12/31/2007       14.149636        15.395578      174,168.1777
  01/01/2008    to  12/31/2008       15.395578         9.240888      154,109.7312
  01/01/2009    to  12/31/2009        9.240888        12.115212      131,706.8000
  01/01/2010    to  12/31/2010       12.115212        14.977377      120,016.3817
  01/01/2011    to  12/31/2011       14.977377        14.515408       90,768.6290
============   ==== ==========      ==========       ==========      ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      125.926993       128.945415          142.3018
  01/01/2011    to  12/31/2011      128.945415       116.801881          320.2085
============   ==== ==========      ==========       ==========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.975020           10.0000
  01/01/2002    to  12/31/2002       10.975020         9.589118      120,294.6272
  01/01/2003    to  12/31/2003        9.589118        11.853651      329,984.9882
  01/01/2004    to  12/31/2004       11.853651        13.284973      245,822.5895
  01/01/2005    to  12/31/2005       13.284973        14.065118      203,167.6045
  01/01/2006    to  12/31/2006       14.065118        15.802802      198,231.3433
  01/01/2007    to  12/31/2007       15.802802        15.060813      257,877.1651
  01/01/2008    to  12/31/2008       15.060813         9.103133      239,026.6245
  01/01/2009    to  12/31/2009        9.103133        12.196978      212,790.8400
  01/01/2010    to  12/31/2010       12.196978        14.681252      179,992.5885
  01/01/2011    to  12/31/2011       14.681252        13.624996      166,531.5671
============   ==== ==========      ==========       ==========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634         7.271012      178,768.9663
  01/01/2002    to  12/31/2002        7.271012         5.140483      492,175.2361
  01/01/2003    to  12/31/2003        5.140483         6.592476      700,094.8116
  01/01/2004    to  12/31/2004        6.592476         7.003478      685,779.1552
  01/01/2005    to  12/31/2005        7.003478         7.793346      443,459.6095
  01/01/2006    to  12/31/2006        7.793346         7.502875      369,270.5981
  01/01/2007    to  12/31/2007        7.502875         7.516415      317,385.7729
  01/01/2008    to  12/31/2008        7.516415         4.487781      284,156.5308
  01/01/2009    to  12/31/2009        4.487781         5.845942      247,144.7800
  01/01/2010    to  12/31/2010        5.845942         7.089778      229,612.6657
  01/01/2011    to  12/31/2011        7.089778         7.171781      298,989.5991
============   ==== ==========      ==========       ==========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245988        10.614176       24,236.9302
  01/01/2006    to  12/31/2006       10.614176        11.083909      105,921.4343
  01/01/2007    to  12/31/2007       11.083909        10.216408      162,559.7513
  01/01/2008    to  12/31/2008       10.216408         4.542073      188,844.3348
  01/01/2009    to  12/31/2009        4.542073         6.139525      190,035.6200
  01/01/2010    to  12/31/2010        6.139525         6.456202      172,427.6925
  01/01/2011    to  04/29/2011        6.456202         6.850412            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.294456        4,950.2688
  01/01/2007    to  12/31/2007       10.294456        12.893478       57,553.2816
  01/01/2008    to  12/31/2008       12.893478         7.672041       74,325.1032
  01/01/2009    to  12/31/2009        7.672041        10.584426       69,608.6900
  01/01/2010    to  12/31/2010       10.584426        12.652514       98,756.8241
  01/01/2011    to  12/31/2011       12.652514        12.212475       54,322.7095
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875        13.907731      162,449.6789
  01/01/2002    to  12/31/2002       13.907731        13.547402      517,037.0683
  01/01/2003    to  12/31/2003       13.547402        15.815460      989,389.3230
  01/01/2004    to  12/31/2004       15.815460        16.759052      625,967.8135
  01/01/2005    to  12/31/2005       16.759052        16.665125      434,170.7009
  01/01/2006    to  12/31/2006       16.665125        17.821527      338,175.6700
  01/01/2007    to  12/31/2007       17.821527        18.601507      254,169.2040
  01/01/2008    to  12/31/2008       18.601507        14.832868      191,345.2734
  01/01/2009    to  12/31/2009       14.832868        19.875873      187,362.6200
  01/01/2010    to  12/31/2010       19.875873        21.997497      162,633.4898
  01/01/2011    to  12/31/2011       21.997497        22.513197      145,886.7578
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.494010        15.411100       53,037.3276
  01/01/2009    to  12/31/2009       15.411100        19.104625       62,160.3200
  01/01/2010    to  12/31/2010       19.104625        23.495365       61,414.4549
  01/01/2011    to  12/31/2011       23.495365        22.168211       56,461.7055
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855       16,975.5839
  01/01/2011    to  12/31/2011       10.177855        10.172019       25,865.4921
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987193         9.724128        2,423.7345
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         6.570607       28,316.8258
  01/01/2009    to  12/31/2009        6.570607         8.039157       42,413.6100
  01/01/2010    to  12/31/2010        8.039157         8.744321       50,800.2267
  01/01/2011    to  12/31/2011        8.744321         8.520387       65,427.9602
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         7.002190      124,290.4658
  01/01/2009    to  12/31/2009        7.002190         8.818786      240,706.4700
  01/01/2010    to  12/31/2010        8.818786         9.507876      276,338.2689
  01/01/2011    to  12/31/2011        9.507876         9.151333      243,696.7552
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898         8.025064       98,919.0269
  01/01/2002    to  12/31/2002        8.025064         6.225832      294,122.5696
  01/01/2003    to  12/31/2003        6.225832         7.584109      339,800.2841
  01/01/2004    to  11/19/2004        7.584109         7.746419      253,761.4379
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997754        10.849747           77.5700
  01/01/2010    to  12/31/2010       10.849747        12.069219          293.5025
  01/01/2011    to  12/31/2011       12.069219        11.785726        1,790.2889
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.432867        7,107.5222
  01/01/2007    to  12/31/2007       10.432867        13.962722       72,926.9122
  01/01/2008    to  12/31/2008       13.962722         6.082499      254,692.9255
  01/01/2009    to  12/31/2009        6.082499        10.067748      226,405.4400
  01/01/2010    to  12/31/2010       10.067748        12.197046      216,641.6037
  01/01/2011    to  12/31/2011       12.197046         9.714793      207,977.2850
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686         8.338689      120,184.4652
  01/01/2002    to  12/31/2002        8.338689         7.205307      329,704.3526
  01/01/2003    to  12/31/2003        7.205307         9.321176      415,065.3359
  01/01/2004    to  12/31/2004        9.321176        10.917708      406,868.9519
  01/01/2005    to  12/31/2005       10.917708        12.453487      326,612.1605
  01/01/2006    to  12/31/2006       12.453487        15.442674      349,136.4641
  01/01/2007    to  12/31/2007       15.442674        17.138290      422,776.4752
  01/01/2008    to  12/31/2008       17.138290         9.676406      414,107.8907
  01/01/2009    to  12/31/2009        9.676406        12.472521      375,609.3900
  01/01/2010    to  12/31/2010       12.472521        13.613233      355,351.7856
  01/01/2011    to  12/31/2011       13.613233        11.908439      319,762.4699
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733         8.424014        397,356.1448
  01/01/2002    to  12/31/2002        8.424014         6.211432      1,090,541.8353
  01/01/2003    to  12/31/2003        6.211432         7.821582      1,598,586.2859
  01/01/2004    to  12/31/2004        7.821582         8.153153      1,390,362.4784
  01/01/2005    to  12/31/2005        8.153153         8.364763      1,099,885.8882
  01/01/2006    to  12/31/2006        8.364763         8.819638        966,595.1524
  01/01/2007    to  12/31/2007        8.819638         9.874268        761,003.5880
  01/01/2008    to  12/31/2008        9.874268         5.229254        664,487.3850
  01/01/2009    to  12/31/2009        5.229254         7.362110        565,468.8700
  01/01/2010    to  12/31/2010        7.362110         7.890564        535,683.3861
  01/01/2011    to  12/31/2011        7.890564         7.624047        401,982.2635
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.390659        585,159.9842
  01/01/2004    to  12/31/2004       10.390659        11.096537        585,787.9719
  01/01/2005    to  12/31/2005       11.096537        11.022786        377,386.3163
  01/01/2006    to  12/31/2006       11.022786        10.841492        307,553.7396
  01/01/2007    to  12/31/2007       10.841492        11.767146        453,759.8332
  01/01/2008    to  12/31/2008       11.767146        10.733536        360,202.9360
  01/01/2009    to  12/31/2009       10.733536        12.413779        356,915.9500
  01/01/2010    to  12/31/2010       12.413779        13.105833        366,618.3037
  01/01/2011    to  12/31/2011       13.105833        14.271210        334,233.8694
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771        10.482897        333,283.9639
  01/01/2002    to  12/31/2002       10.482897        11.224688      1,751,045.9975
  01/01/2003    to  12/31/2003       11.224688        11.470430      1,446,312.1222
  01/01/2004    to  12/31/2004       11.470430        11.796756        992,771.1322
  01/01/2005    to  12/31/2005       11.796756        11.817806        913,535.7194
  01/01/2006    to  12/31/2006       11.817806        12.101748      1,030,788.4572
  01/01/2007    to  12/31/2007       12.101748        12.751678      1,225,143.0195
  01/01/2008    to  12/31/2008       12.751678        12.543460      1,085,536.0072
  01/01/2009    to  12/31/2009       12.543460        14.504569      1,050,456.3900
  01/01/2010    to  12/31/2010       14.504569        15.371376      1,053,907.5460
  01/01/2011    to  12/31/2011       15.371376        15.537655        929,214.3910
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.133060        14.811077              0.0000
  01/01/2010    to  12/31/2010       14.811077        16.822447            196.1260
  01/01/2011    to  12/31/2011       16.822447        15.678760              0.0000
============   ==== ==========       =========        =========      ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.680923        12.216698       27,487.8123
  01/01/2011    to  12/31/2011       12.216698        12.383266       35,064.1362
============   ==== ==========       =========        =========      ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563499         9.973006        3,591.3320
  01/01/2008    to  12/31/2008        9.973006         5.685456       12,498.9047
  01/01/2009    to  12/31/2009        5.685456         6.865193       15,373.4600
  01/01/2010    to  12/31/2010        6.865193         7.760721       12,554.8059
  01/01/2011    to  12/31/2011        7.760721         7.311594       12,444.3022
============   ==== ==========       =========        =========      ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270         6.062465       62,555.9700
  01/01/2002    to  12/31/2002        6.062465         2.926172      293,830.3480
  01/01/2003    to  12/31/2003        2.926172         4.517320      431,395.9416
  01/01/2004    to  12/31/2004        4.517320         4.234564      549,600.5310
  01/01/2005    to  12/31/2005        4.234564         4.605918      306,787.5050
  01/01/2006    to  12/31/2006        4.605918         4.753966      242,613.5426
  01/01/2007    to  12/31/2007        4.753966         6.125116      198,842.6742
  01/01/2008    to  12/31/2008        6.125116         3.333058      151,925.7902
  01/01/2009    to  12/31/2009        3.333058         5.191245      146,756.7600
  01/01/2010    to  12/31/2010        5.191245         6.494325      151,987.3416
  01/01/2011    to  12/31/2011        6.494325         5.733182       98,648.0421
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.236724         8.391697        9,190.8464
  01/01/2009    to  12/31/2009        8.391697        10.267504       49,654.8900
  01/01/2010    to  12/31/2010       10.267504        11.290419       97,604.4670
  01/01/2011    to  12/31/2011       11.290419        11.179172      148,432.7906
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.626441         7.693486        7,616.8199
  01/01/2009    to  12/31/2009        7.693486         9.730686       35,095.6600
  01/01/2010    to  12/31/2010        9.730686        10.882702       47,005.1181
  01/01/2011    to  12/31/2011       10.882702        10.435307       58,392.3092
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       39.123031        41.183429          98,683.9583
  01/01/2002    to  12/31/2002       41.183429        33.036285         302,516.3348
  01/01/2003    to  12/31/2003       33.036285        42.313390         445,920.4349
  01/01/2004    to  12/31/2004       42.313390        46.695155         338,352.6795
  01/01/2005    to  12/31/2005       46.695155        47.302031         275,629.5718
  01/01/2006    to  12/31/2006       47.302031        54.587274         249,601.0989
  01/01/2007    to  12/31/2007       54.587274        55.463710         227,997.5920
  01/01/2008    to  12/31/2008       55.463710        34.593831         192,108.4190
  01/01/2009    to  12/31/2009       34.593831        40.125478         173,984.7400
  01/01/2010    to  12/31/2010       40.125478        46.002212         158,943.6177
  01/01/2011    to  12/31/2011       46.002212        43.263096         136,858.1882
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086         8.194891         260,424.7394
  01/01/2002    to  12/31/2002        8.194891         4.492827         660,612.3553
  01/01/2003    to  12/31/2003        4.492827         6.014504       1,026,269.7378
  01/01/2004    to  12/31/2004        6.014504         6.942358         894,898.0689
  01/01/2005    to  12/31/2005        6.942358         7.796808         678,220.8621
  01/01/2006    to  12/31/2006        7.796808         8.109881         541,003.5879
  01/01/2007    to  12/31/2007        8.109881         9.345696         487,502.1964
  01/01/2008    to  12/31/2008        9.345696         5.516147         405,570.9609
  01/01/2009    to  12/31/2009        5.516147         7.861642         400,716.2900
  01/01/2010    to  12/31/2010        7.861642         9.834477         360,017.9991
  01/01/2011    to  12/31/2011        9.834477         9.476551         269,065.5112
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.196735         153,210.7769
  01/01/2003    to  12/31/2003        8.196735        11.357032         498,387.1721
  01/01/2004    to  12/31/2004       11.357032        14.075075         481,356.7515
  01/01/2005    to  12/31/2005       14.075075        15.924850         356,107.2832
  01/01/2006    to  12/31/2006       15.924850        17.651281         278,209.8687
  01/01/2007    to  12/31/2007       17.651281        16.768726         247,135.6746
  01/01/2008    to  12/31/2008       16.768726        11.528208         195,931.4458
  01/01/2009    to  12/31/2009       11.528208        14.281682         178,668.2500
  01/01/2010    to  12/31/2010       14.281682        16.776165         171,539.0967
  01/01/2011    to  12/31/2011       16.776165        14.959592         143,116.9369
============   ==== ==========       =========        =========       ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        11.066653       72,720.4509
  01/01/2005    to  12/31/2005       11.066653        12.074209       38,396.1621
  01/01/2006    to  12/31/2006       12.074209        12.548130       32,128.4084
  01/01/2007    to  12/31/2007       12.548130        15.260611       30,888.8496
  01/01/2008    to  12/31/2008       15.260611         7.729185       30,642.1785
  01/01/2009    to  12/31/2009        7.729185        11.143877       25,820.7600
  01/01/2010    to  12/31/2010       11.143877        13.883593       25,875.2153
  01/01/2011    to  12/31/2011       13.883593        12.586925       22,748.2944
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998315        10.430310       20,174.2044
  01/01/2006    to  12/31/2006       10.430310        11.859735       66,675.2605
  01/01/2007    to  12/31/2007       11.859735        11.328245      119,708.7443
  01/01/2008    to  12/31/2008       11.328245         7.112139      120,859.4214
  01/01/2009    to  12/31/2009        7.112139         8.819300      115,988.9400
  01/01/2010    to  12/31/2010        8.819300         9.923869      106,626.4975
  01/01/2011    to  12/31/2011        9.923869         9.578696       91,593.0682
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.466823        13.879731       14,274.6600
  01/01/2010    to  12/31/2010       13.879731        14.366508       37,463.6726
  01/01/2011    to  12/31/2011       14.366508        15.082240       31,465.5112
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.699012         9.759072      491,186.1554
  01/01/2006    to  12/31/2006        9.759072         9.996747      550,092.3715
  01/01/2007    to  12/31/2007        9.996747        10.264293      659,360.6274
  01/01/2008    to  12/31/2008       10.264293        10.316818      990,038.0256
  01/01/2009    to  12/31/2009       10.316818        10.133063      753,170.9600
  01/01/2010    to  12/31/2010       10.133063         9.927440      535,255.7620
  01/01/2011    to  12/31/2011        9.927440         9.726536      539,447.8056
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441        10.102880      155,782.0464
  01/01/2002    to  12/31/2002       10.102880        10.006370      812,823.1733
  01/01/2003    to  12/31/2003       10.006370         9.845895      689,082.9512
  01/01/2004    to  12/31/2004        9.845895         9.707423      524,372.4840
  01/01/2005    to  04/30/2005        9.707423         9.699543            0.0000
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000        10.105156        264,065.3324
  01/01/2002    to  12/31/2002       10.105156         8.261442        926,236.8760
  01/01/2003    to  12/31/2003        8.261442        10.581621      1,207,417.2994
  01/01/2004    to  12/31/2004       10.581621        11.625009      1,152,446.2097
  01/01/2005    to  12/31/2005       11.625009        12.544286        931,670.1763
  01/01/2006    to  12/31/2006       12.544286        14.060972        798,348.3255
  01/01/2007    to  12/31/2007       14.060972        14.384584        681,378.2471
  01/01/2008    to  12/31/2008       14.384584         8.531306        578,095.0604
  01/01/2009    to  12/31/2009        8.531306        11.018414        530,345.2300
  01/01/2010    to  12/31/2010       11.018414        12.070584        539,511.0403
  01/01/2011    to  12/31/2011       12.070584        11.331899        432,165.2673
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.594921        203,591.0406
  01/01/2003    to  12/31/2003        7.594921         9.650244        362,983.1969
  01/01/2004    to  12/31/2004        9.650244        10.298871        322,774.8518
  01/01/2005    to  12/31/2005       10.298871        11.456474        240,519.6929
  01/01/2006    to  12/31/2006       11.456474        11.507898        209,568.7056
  01/01/2007    to  12/31/2007       11.507898        12.557032        147,863.9433
  01/01/2008    to  12/31/2008       12.557032         7.805540        145,950.4754
  01/01/2009    to  12/31/2009        7.805540        10.672653        132,020.5200
  01/01/2010    to  12/31/2010       10.672653        11.639200        158,439.2465
  01/01/2011    to  12/31/2011       11.639200        11.428787        108,372.8022
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000        11.887327        190,105.0500
  01/01/2002    to  12/31/2002       11.887327        10.590154        707,706.4050
  01/01/2003    to  12/31/2003       10.590154        13.729638      1,047,445.9306
  01/01/2004    to  12/31/2004       13.729638        14.748628        788,616.8617
  01/01/2005    to  12/31/2005       14.748628        15.852993        614,163.1753
  01/01/2006    to  12/31/2006       15.852993        17.422981        476,295.2953
  01/01/2007    to  12/31/2007       17.422981        15.859936        417,222.6825
  01/01/2008    to  12/31/2008       15.859936         8.369136        350,429.1002
  01/01/2009    to  12/31/2009        8.369136        11.577259        299,433.1000
  01/01/2010    to  12/31/2010       11.577259        13.016635        275,818.7326
  01/01/2011    to  12/31/2011       13.016635        13.580776        229,575.7443
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063785        10.124727          1,357.7325
  01/01/2009    to  12/31/2009       10.124727        14.156467          2,220.3900
  01/01/2010    to  12/31/2010       14.156467        17.002492          5,976.6825
  01/01/2011    to  12/31/2011       17.002492        13.950654          5,850.9660
============   ==== ==========       =========        =========      ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.461985        12.984932            0.0000
  01/01/2010    to  12/31/2010       12.984932        16.018888            0.0000
  01/01/2011    to  12/31/2011       16.018888        15.342992        2,509.3219
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.833803       13,284.4516
  01/01/2002    to  12/31/2002       10.833803         8.223862      280,709.2202
  01/01/2003    to  12/31/2003        8.223862        10.302806      297,423.1518
  01/01/2004    to  12/31/2004       10.302806        11.130703      304,165.5893
  01/01/2005    to  12/31/2005       11.130703        11.382685      276,939.7141
  01/01/2006    to  12/31/2006       11.382685        12.845959      234,191.3219
  01/01/2007    to  12/31/2007       12.845959        13.209916      240,428.2150
  01/01/2008    to  12/31/2008       13.209916         8.119100      188,476.6163
  01/01/2009    to  12/31/2009        8.119100        10.016166      174,853.9900
  01/01/2010    to  12/31/2010       10.016166        11.235003      156,810.7235
  01/01/2011    to  12/31/2011       11.235003        11.187497      147,267.6665
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.619725        11.060285        1,506.7400
  01/01/2010    to  12/31/2010       11.060285        11.677349        4,353.4043
  01/01/2011    to  12/31/2011       11.677349         9.993177           44.9886
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.685008        13.095345            0.0000
  01/01/2010    to  12/31/2010       13.095345        16.235634          683.4555
  01/01/2011    to  12/31/2011       16.235634        15.218378        7,114.0950
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.588987        14.675024           57.0200
  01/01/2010    to  12/31/2010       14.675024        18.550463          628.0137
  01/01/2011    to  12/31/2011       18.550463        15.144079        1,166.7361
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517        14.680991       12,874.4648
  01/01/2006    to  12/31/2006       14.680991        14.947001          431.4388
  01/01/2007    to  12/31/2007       14.947001        15.232679        4,919.9232
  01/01/2008    to  12/31/2008       15.232679        14.843345       17,238.4782
  01/01/2009    to  12/31/2009       14.843345        15.135540       29,329.8400
  01/01/2010    to  12/31/2010       15.135540        15.642904       27,051.4939
  01/01/2011    to  12/31/2011       15.642904        16.133378       27,871.0194
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299023        10.680531        351,842.2560
  01/01/2005    to  12/31/2005       10.680531        11.550645        559,103.1454
  01/01/2006    to  12/31/2006       11.550645        12.861402        560,429.2012
  01/01/2007    to  12/31/2007       12.861402        12.962731        292,642.2947
  01/01/2008    to  12/31/2008       12.962731         7.515886        338,223.2931
  01/01/2009    to  12/31/2009        7.515886         9.767237        268,219.6100
  01/01/2010    to  12/31/2010        9.767237        11.148208        253,750.6072
  01/01/2011    to  12/31/2011       11.148208        10.291557        321,671.0844
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099227        10.384732      1,189,242.7010
  01/01/2005    to  12/31/2005       10.384732        10.899222      1,662,710.6885
  01/01/2006    to  12/31/2006       10.899222        11.957737      1,743,168.6375
  01/01/2007    to  12/31/2007       11.957737        12.285740      1,827,345.9064
  01/01/2008    to  12/31/2008       12.285740         8.191826      1,824,376.2203
  01/01/2009    to  12/31/2009        8.191826        10.299750      1,940,908.4600
  01/01/2010    to  12/31/2010       10.299750        11.461754      1,888,851.9109
  01/01/2011    to  12/31/2011       11.461754        11.038436      2,181,620.5914
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939390        10.101066        132,798.5076
  01/01/2005    to  12/31/2005       10.101066        10.340016        263,723.7329
  01/01/2006    to  12/31/2006       10.340016        11.004607        650,012.0300
  01/01/2007    to  12/31/2007       11.004607        11.418246        766,567.9393
  01/01/2008    to  12/31/2008       11.418246         8.875851      1,014,220.5463
  01/01/2009    to  12/31/2009        8.875851        10.687800        823,420.3400
  01/01/2010    to  12/31/2010       10.687800        11.612607        895,178.2245
  01/01/2011    to  12/31/2011       11.612607        11.579475        571,213.4746
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239085        10.595495      1,525,574.8060
  01/01/2005    to  12/31/2005       10.595495        11.328352      2,543,461.0656
  01/01/2006    to  12/31/2006       11.328352        12.608002      2,548,639.4385
  01/01/2007    to  12/31/2007       12.608002        12.931595      3,050,656.9906
  01/01/2008    to  12/31/2008       12.931595         7.871060      2,425,945.1669
  01/01/2009    to  12/31/2009        7.871060        10.032325      2,325,916.6100
  01/01/2010    to  12/31/2010       10.032325        11.351340      2,137,282.4222
  01/01/2011    to  12/31/2011       11.351340        10.690669      1,949,941.0855
============   ==== ==========       =========        =========      ==============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009318        10.221193        402,991.4738
  01/01/2005    to  12/31/2005       10.221193        10.596466        544,993.1307
  01/01/2006    to  12/31/2006       10.596466        11.444331        598,545.2189
  01/01/2007    to  12/31/2007       11.444331        11.906745        775,496.0883
  01/01/2008    to  12/31/2008       11.906745         8.582542        891,637.5345
  01/01/2009    to  12/31/2009        8.582542        10.601867        876,270.6600
  01/01/2010    to  12/31/2010       10.601867        11.674761      1,037,364.0839
  01/01/2011    to  12/31/2011       11.674761        11.425001        807,317.3699
============   ==== ==========       =========        =========      ==============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                                                                     AMERICAN FUNDS
                                                 ALGER AMERICAN FUNDS AMERICAN FUNDS   GLOBAL SMALL
                                      SMALL CAP GROWTH           BOND  GLOBAL GROWTH CAPITALIZATION
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value               $ 51,540,009  $ 116,697,302  $ 200,460,234   $ 76,801,933
  Due from MetLife Investors
     USA Insurance Company                          --             --             15              1
                                      ---------------- -------------- -------------- --------------
       Total Assets                         51,540,009    116,697,302    200,460,249     76,801,934
                                      ---------------- -------------- -------------- --------------
LIABILITIES:
  Accrued fees                                      --             33             64             46
  Due to MetLife Investors
     USA Insurance Company                           2              2             --             --
                                      ---------------- -------------- -------------- --------------
       Total Liabilities                             2             35             64             46
                                      ---------------- -------------- -------------- --------------
NET ASSETS                                $ 51,540,007  $ 116,697,267  $ 200,460,185   $ 76,801,888
                                      ================ ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 51,540,007  $ 116,690,095  $ 200,454,173   $ 76,801,888
  Net assets from contracts in payout               --          7,172          6,012             --
                                      ---------------- -------------- -------------- --------------
       Total Net Assets                   $ 51,540,007  $ 116,697,267  $ 200,460,185   $ 76,801,888
                                      ================ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      AMERICAN FUNDS AMERICAN FUNDS         DWS I FEDERATED HIGH
                                              GROWTH  GROWTH-INCOME INTERNATIONAL    INCOME BOND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- ------------- --------------
ASSETS:
  Investments at fair value            $ 577,437,696  $ 272,388,987  $ 15,659,301       $ 30,585
  Due from MetLife Investors
     USA Insurance Company                        12              2            --             --
                                      -------------- -------------- ------------- --------------
       Total Assets                      577,437,708    272,388,989    15,659,301         30,585
                                      -------------- -------------- ------------- --------------
LIABILITIES:
  Accrued fees                                    78             80             6              8
  Due to MetLife Investors
     USA Insurance Company                        --             --            10              5
                                      -------------- -------------- ------------- --------------
       Total Liabilities                          78             80            16             13
                                      -------------- -------------- ------------- --------------
NET ASSETS                             $ 577,437,630  $ 272,388,909  $ 15,659,285       $ 30,572
                                      ============== ============== ============= ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 577,426,059  $ 272,380,413  $ 15,659,285       $ 30,572
  Net assets from contracts in payout         11,571          8,496            --             --
                                      -------------- -------------- ------------- --------------
       Total Net Assets                $ 577,437,630  $ 272,388,909  $ 15,659,285       $ 30,572
                                      ============== ============== ============= ==============

The accompanying notes are an integral part of these financial statements.

  FEDERATED FEDERATED MANAGED  FIDELITY VIP  FIDELITY VIP  FIDELITY VIP     FIDELITY VIP
    KAUFMAN        VOLATILITY ASSET MANAGER    CONTRAFUND EQUITY-INCOME FUNDSMANAGER 60%
SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
----------- ----------------- ------------- ------------- ------------- ----------------
   $ 58,463           $ 9,179  $ 87,071,351 $ 388,527,027   $ 5,489,918  $ 2,591,601,268
         --                --            --             8            --               --
----------- ----------------- ------------- ------------- ------------- ----------------
     58,463             9,179    87,071,351   388,527,035     5,489,918    2,591,601,268
----------- ----------------- ------------- ------------- ------------- ----------------
          7                 7             8            70            --               --
          2                 2             6            --            --                3
----------- ----------------- ------------- ------------- ------------- ----------------
          9                 9            14            70            --                3
----------- ----------------- ------------- ------------- ------------- ----------------
   $ 58,454           $ 9,170  $ 87,071,337 $ 388,526,965   $ 5,489,918  $ 2,591,601,265
=========== ================= ============= ============= ============= ================
   $ 58,454           $ 9,170  $ 87,071,337 $ 388,526,965   $ 5,489,918  $ 2,591,601,265
         --                --            --            --            --               --
----------- ----------------- ------------- ------------- ------------- ----------------
   $ 58,454           $ 9,170  $ 87,071,337 $ 388,526,965   $ 5,489,918  $ 2,591,601,265
=========== ================= ============= ============= ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                       FIDELITY VIP FIDELITY VIP  FIDELITY VIP FIDELITY VIP
                                             GROWTH    INDEX 500       MID CAP MONEY MARKET
                                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ------------ ------------- ------------
ASSETS:
  Investments at fair value           $ 131,974,707 $ 60,061,923 $ 237,701,498 $ 73,068,657
  Due from MetLife Investors
     USA Insurance Company                        7            4            11           --
                                      ------------- ------------ ------------- ------------
       Total Assets                     131,974,714   60,061,927   237,701,509   73,068,657
                                      ------------- ------------ ------------- ------------
LIABILITIES:
  Accrued fees                                    5           10             8           16
  Due to MetLife Investors
     USA Insurance Company                       --           --            --            9
                                      ------------- ------------ ------------- ------------
       Total Liabilities                          5           10             8           25
                                      ------------- ------------ ------------- ------------
NET ASSETS                            $ 131,974,709 $ 60,061,917 $ 237,701,501 $ 73,068,632
                                      ============= ============ ============= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 131,974,709 $ 60,061,917 $ 237,701,501 $ 73,068,632
  Net assets from contracts in payout            --           --            --           --
                                      ------------- ------------ ------------- ------------
       Total Net Assets               $ 131,974,709 $ 60,061,917 $ 237,701,501 $ 73,068,632
                                      ============= ============ ============= ============

The accompanying notes are an integral part of these financial statements.

                               FTVIPT FRANKLIN                                      FTVIPT TEMPLETON
FIDELITY VIP   FTVIPT FRANKLIN SMALL CAP VALUE     FTVIPT MUTUAL   FTVIPT TEMPLETON      GLOBAL BOND
    OVERSEAS INCOME SECURITIES      SECURITIES SHARES SECURITIES FOREIGN SECURITIES       SECURITIES
 SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
------------ ----------------- --------------- ----------------- ------------------ ----------------
 $ 4,664,197     $ 206,611,208    $ 50,705,726     $ 118,532,891       $ 69,009,247    $ 139,986,060
          --                 7              --                 2                  5               --
------------ ----------------- --------------- ----------------- ------------------ ----------------
   4,664,197       206,611,215      50,705,726       118,532,893         69,009,252      139,986,060
------------ ----------------- --------------- ----------------- ------------------ ----------------
          --                66              29                23                 59               19
           5                --              --                --                 --               --
------------ ----------------- --------------- ----------------- ------------------ ----------------
           5                66              29                23                 59               19
------------ ----------------- --------------- ----------------- ------------------ ----------------
 $ 4,664,192     $ 206,611,149    $ 50,705,697     $ 118,532,870       $ 69,009,193    $ 139,986,041
============ ================= =============== ================= ================== ================
 $ 4,664,192     $ 206,607,597    $ 50,705,697     $ 118,532,870       $ 69,009,193    $ 139,986,041
          --             3,552              --                --                 --               --
------------ ----------------- --------------- ----------------- ------------------ ----------------
 $ 4,664,192     $ 206,611,149    $ 50,705,697     $ 118,532,870       $ 69,009,193    $ 139,986,041
============ ================= =============== ================= ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                              INVESCO V.I. INVESCO V.I.       INVESCO V.I.         INVESCO V.I.
                                      CAPITAL APPRECIATION CORE EQUITY  GLOBAL REAL ESTATE INTERNATIONAL GROWTH
                                               SUB-ACCOUNT SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                      -------------------- ------------ ------------------ --------------------
ASSETS:
  Investments at fair value                      $ 101,087    $ 276,763       $ 13,467,314        $ 154,099,069
  Due from MetLife Investors
     USA Insurance Company                              --           --                 --                   --
                                      -------------------- ------------ ------------------ --------------------
       Total Assets                                101,087      276,763         13,467,314          154,099,069
                                      -------------------- ------------ ------------------ --------------------
LIABILITIES:
  Accrued fees                                          --           --                 50                   13
  Due to MetLife Investors
     USA Insurance Company                               4            2                 --                    6
                                      -------------------- ------------ ------------------ --------------------
       Total Liabilities                                 4            2                 50                   19
                                      -------------------- ------------ ------------------ --------------------
NET ASSETS                                       $ 101,083    $ 276,761       $ 13,467,264        $ 154,099,050
                                      ==================== ============ ================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units             $ 101,083    $ 276,761       $ 13,467,264        $ 154,099,050
  Net assets from contracts in payout                   --           --                 --                   --
                                      -------------------- ------------ ------------------ --------------------
       Total Net Assets                          $ 101,083    $ 276,761       $ 13,467,264        $ 154,099,050
                                      ==================== ============ ================== ====================

The accompanying notes are an integral part of these financial statements.

  INVESCO V.I.      INVESCO V.I.      INVESCO V.I.  INVESCO V.I.                           LMPVET
    VAN KAMPEN        VAN KAMPEN        VAN KAMPEN    VAN KAMPEN JANUS ASPEN CLEARBRIDGE VARIABLE
CAPITAL GROWTH EQUITY AND INCOME GROWTH AND INCOME MID CAP VALUE   WORLDWIDE    AGGRESSIVE GROWTH
   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT          SUB-ACCOUNT
-------------- ----------------- ----------------- ------------- ----------- --------------------
      $ 90,037     $ 414,357,267     $ 206,338,267  $ 47,014,140     $ 4,757        $ 160,839,361
            --                 2                --            --          --                   11
-------------- ----------------- ----------------- ------------- ----------- --------------------
        90,037       414,357,269       206,338,267    47,014,140       4,757          160,839,372
-------------- ----------------- ----------------- ------------- ----------- --------------------
            --                 7                32            21           6                  151
             4                --                 4             2           1                   --
-------------- ----------------- ----------------- ------------- ----------- --------------------
             4                 7                36            23           7                  151
-------------- ----------------- ----------------- ------------- ----------- --------------------
      $ 90,033     $ 414,357,262     $ 206,338,231  $ 47,014,117     $ 4,750        $ 160,839,221
============== ================= ================= ============= =========== ====================
      $ 90,033     $ 414,357,262     $ 206,338,231  $ 47,014,117     $ 4,750        $ 160,832,653
            --                --                --            --          --                6,568
-------------- ----------------- ----------------- ------------- ----------- --------------------
      $ 90,033     $ 414,357,262     $ 206,338,231  $ 47,014,117     $ 4,750        $ 160,839,221
============== ================= ================= ============= =========== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                    LMPVET               LMPVET
                                                    LMPVET     CLEARBRIDGE CLEARBRIDGE VARIABLE               LMPVET
                                      CLEARBRIDGE VARIABLE VARIABLE EQUITY          FUNDAMENTAL CLEARBRIDGE VARIABLE
                                              APPRECIATION  INCOME BUILDER        ALL CAP VALUE     LARGE CAP GROWTH
                                               SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                      -------------------- --------------- -------------------- --------------------
ASSETS:
  Investments at fair value                  $ 224,680,396   $ 103,322,939         $ 95,718,200          $ 4,673,857
  Due from MetLife Investors
     USA Insurance Company                              12              --                   12                    3
                                      -------------------- --------------- -------------------- --------------------
       Total Assets                            224,680,408     103,322,939           95,718,212            4,673,860
                                      -------------------- --------------- -------------------- --------------------
LIABILITIES:
  Accrued fees                                          38              84                   76                   64
  Due to MetLife Investors
     USA Insurance Company                              --              --                   --                   --
                                      -------------------- --------------- -------------------- --------------------
       Total Liabilities                                38              84                   76                   64
                                      -------------------- --------------- -------------------- --------------------
NET ASSETS                                   $ 224,680,370   $ 103,322,855         $ 95,718,136          $ 4,673,796
                                      ==================== =============== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 224,680,370   $ 103,322,855         $ 95,718,136          $ 4,673,796
  Net assets from contracts in payout                   --              --                   --                   --
                                      -------------------- --------------- -------------------- --------------------
       Total Net Assets                      $ 224,680,370   $ 103,322,855         $ 95,718,136          $ 4,673,796
                                      ==================== =============== ==================== ====================

The accompanying notes are an integral part of these financial statements.

              LMPVET               LMPVET LMPVET INVESTMENT             LMPVET             LMPVET             LMPVET
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  COUNSEL VARIABLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE
     LARGE CAP VALUE     SMALL CAP GROWTH  SOCIAL AWARENESS     ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%
         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
         $ 3,836,435         $ 42,564,883         $ 501,405       $ 24,265,725        $ 3,086,973       $ 65,879,503
                   1                    4                --                 --                 --                  1
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
           3,836,436           42,564,887           501,405         24,265,725          3,086,973         65,879,504
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
                  77                  110                31                 28                 28                 32
                  --                   --                 1                  2                  2                 --
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
                  77                  110                32                 30                 30                 32
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
         $ 3,836,359         $ 42,564,777         $ 501,373       $ 24,265,695        $ 3,086,943       $ 65,879,472
==================== ==================== ================= ================== ================== ==================
         $ 3,836,359         $ 42,564,777         $ 501,373       $ 24,265,695        $ 3,086,943       $ 65,879,472
                  --                   --                --                 --                 --                 --
-------------------- -------------------- ----------------- ------------------ ------------------ ------------------
         $ 3,836,359         $ 42,564,777         $ 501,373       $ 24,265,695        $ 3,086,943       $ 65,879,472
==================== ==================== ================= ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                             LMPVIT WESTERN
                                      ASSET VARIABLE GLOBAL         MFS VIT       MFS VIT
                                            HIGH YIELD BOND INVESTORS TRUST NEW DISCOVERY MFS VIT RESEARCH
                                                SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------------- --------------- ------------- ----------------
ASSETS:
  Investments at fair value                    $ 69,717,995        $ 34,001      $ 41,383         $ 45,153
  Due from MetLife Investors
     USA Insurance Company                                1              --            --               --
                                      --------------------- --------------- ------------- ----------------
       Total Assets                              69,717,996          34,001        41,383           45,153
                                      --------------------- --------------- ------------- ----------------
LIABILITIES:
  Accrued fees                                           93               4             5                5
  Due to MetLife Investors
     USA Insurance Company                               --               3             4                6
                                      --------------------- --------------- ------------- ----------------
       Total Liabilities                                 93               7             9               11
                                      --------------------- --------------- ------------- ----------------
NET ASSETS                                     $ 69,717,903        $ 33,994      $ 41,374         $ 45,142
                                      ===================== =============== ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 69,715,222        $ 33,994      $ 41,374         $ 45,142
  Net assets from contracts in payout                 2,681              --            --               --
                                      --------------------- --------------- ------------- ----------------
       Total Net Assets                        $ 69,717,903        $ 33,994      $ 41,374         $ 45,142
                                      ===================== =============== ============= ================

The accompanying notes are an integral part of these financial statements.

             MIST
ALLIANCEBERNSTEIN   MIST AMERICAN                 MIST AMERICAN
   GLOBAL DYNAMIC  FUNDS BALANCED MIST AMERICAN    FUNDS GROWTH MIST AMERICAN       MIST AMERICAN
       ALLOCATION      ALLOCATION    FUNDS BOND      ALLOCATION  FUNDS GROWTH FUNDS INTERNATIONAL
      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
----------------- --------------- ------------- --------------- ------------- -------------------
  $ 1,639,379,150 $ 2,914,777,216 $ 349,346,260 $ 1,398,390,786 $ 553,292,870       $ 296,765,134
               --               2             3               3             1                  --
----------------- --------------- ------------- --------------- ------------- -------------------
    1,639,379,150   2,914,777,218   349,346,263   1,398,390,789   553,292,871         296,765,134
----------------- --------------- ------------- --------------- ------------- -------------------
               73              30            23              67            65                  61
               --              --            --              --            --                  --
----------------- --------------- ------------- --------------- ------------- -------------------
               73              30            23              67            65                  61
----------------- --------------- ------------- --------------- ------------- -------------------
  $ 1,639,379,077 $ 2,914,777,188 $ 349,346,240 $ 1,398,390,722 $ 553,292,806       $ 296,765,073
================= =============== ============= =============== ============= ===================
  $ 1,639,379,077 $ 2,914,769,736 $ 349,346,240 $ 1,398,329,228 $ 553,292,806       $ 296,765,073
               --           7,452            --          61,494            --                  --
----------------- --------------- ------------- --------------- ------------- -------------------
  $ 1,639,379,077 $ 2,914,777,188 $ 349,346,240 $ 1,398,390,722 $ 553,292,806       $ 296,765,073
================= =============== ============= =============== ============= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                        MIST AMERICAN        MIST AQR  MIST BLACKROCK
                                       FUNDS MODERATE     GLOBAL RISK GLOBAL TACTICAL MIST BLACKROCK
                                           ALLOCATION        BALANCED      STRATEGIES     HIGH YIELD
                                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      --------------- --------------- --------------- --------------
ASSETS:
  Investments at fair value           $ 1,683,464,945 $ 1,898,124,108 $ 2,842,712,324  $ 221,624,957
  Due from MetLife Investors
     USA Insurance Company                          2              --              --             --
                                      --------------- --------------- --------------- --------------
       Total Assets                     1,683,464,947   1,898,124,108   2,842,712,324    221,624,957
                                      --------------- --------------- --------------- --------------
LIABILITIES:
  Accrued fees                                     51              24              39            115
  Due to MetLife Investors
     USA Insurance Company                         --               1              --              1
                                      --------------- --------------- --------------- --------------
       Total Liabilities                           51              25              39            116
                                      --------------- --------------- --------------- --------------
NET ASSETS                            $ 1,683,464,896 $ 1,898,124,083 $ 2,842,712,285  $ 221,624,841
                                      =============== =============== =============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 1,683,418,559 $ 1,898,124,083 $ 2,842,712,285  $ 221,619,314
  Net assets from contracts in payout          46,337              --              --          5,527
                                      --------------- --------------- --------------- --------------
       Total Net Assets               $ 1,683,464,896 $ 1,898,124,083 $ 2,842,712,285  $ 221,624,841
                                      =============== =============== =============== ==============

The accompanying notes are an integral part of these financial statements.

                                                                                MIST
MIST BLACKROCK       MIST CLARION     MIST DREMAN        MIST GOLDMAN HARRIS OAKMARK MIST INVESCO SMALL
LARGE CAP CORE GLOBAL REAL ESTATE SMALL CAP VALUE SACHS MID CAP VALUE  INTERNATIONAL         CAP GROWTH
   SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
-------------- ------------------ --------------- ------------------- -------------- ------------------
  $ 12,849,938      $ 147,447,125    $ 21,224,479       $ 130,696,316  $ 461,860,609      $ 212,672,946
            --                  7               1                   9              8                 12
-------------- ------------------ --------------- ------------------- -------------- ------------------
    12,849,938        147,447,132      21,224,480         130,696,325    461,860,617        212,672,958
-------------- ------------------ --------------- ------------------- -------------- ------------------
            88                 76             199                  53             79                163
             1                 --              --                  --             --                 --
-------------- ------------------ --------------- ------------------- -------------- ------------------
            89                 76             199                  53             79                163
-------------- ------------------ --------------- ------------------- -------------- ------------------
  $ 12,849,849      $ 147,447,056    $ 21,224,281       $ 130,696,272  $ 461,860,538      $ 212,672,795
============== ================== =============== =================== ============== ==================
  $ 12,849,849      $ 147,424,177    $ 21,224,281       $ 130,668,028  $ 461,749,370      $ 212,625,580
            --             22,879              --              28,244        111,168             47,215
-------------- ------------------ --------------- ------------------- -------------- ------------------
  $ 12,849,849      $ 147,447,056    $ 21,224,281       $ 130,696,272  $ 461,860,538      $ 212,672,795
============== ================== =============== =================== ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                       MIST LEGG MASON
                                                         MIST LAZARD       CLEARBRIDGE MIST LOOMIS SAYLES
                                      MIST JANUS FORTY       MID CAP AGGRESSIVE GROWTH     GLOBAL MARKETS
                                           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                      ---------------- ------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 68,769,211 $ 131,200,149     $ 265,479,131      $ 165,018,257
  Due from MetLife Investors
     USA Insurance Company                          25             8                 2                  4
                                      ---------------- ------------- ----------------- ------------------
       Total Assets                         68,769,236   131,200,157       265,479,133        165,018,261
                                      ---------------- ------------- ----------------- ------------------
LIABILITIES:
  Accrued fees                                     156            90                71                 54
  Due to MetLife Investors
     USA Insurance Company                          --            --                --                 --
                                      ---------------- ------------- ----------------- ------------------
       Total Liabilities                           156            90                71                 54
                                      ---------------- ------------- ----------------- ------------------
NET ASSETS                                $ 68,769,080 $ 131,200,067     $ 265,479,062      $ 165,018,207
                                      ================ ============= ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 68,769,080 $ 131,163,131     $ 265,461,475      $ 165,018,207
  Net assets from contracts in payout               --        36,936            17,587                 --
                                      ---------------- ------------- ----------------- ------------------
       Total Net Assets                   $ 68,769,080 $ 131,200,067     $ 265,479,062      $ 165,018,207
                                      ================ ============= ================= ==================

The accompanying notes are an integral part of these financial statements.

                                                      MIST MET/FRANKLIN                   MIST MET/FRANKLIN
MIST LORD ABBETT MIST LORD ABBETT      MIST MET/EATON      LOW DURATION MIST MET/FRANKLIN         TEMPLETON
  BOND DEBENTURE    MID CAP VALUE VANCE FLOATING RATE      TOTAL RETURN     MUTUAL SHARES FOUNDING STRATEGY
     SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
   $ 255,107,654    $ 127,004,791        $ 43,696,857      $ 27,661,931     $ 152,876,720     $ 592,611,819
               6                6                  --                --                --                 2
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
     255,107,660      127,004,797          43,696,857        27,661,931       152,876,720       592,611,821
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
             112              108                  88                99                95                47
              --               --                  --                --                --                --
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
             112              108                  88                99                95                47
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
   $ 255,107,548    $ 127,004,689        $ 43,696,769      $ 27,661,832     $ 152,876,625     $ 592,611,774
================ ================ =================== ================= ================= =================
   $ 254,861,726    $ 127,000,221        $ 43,696,769      $ 27,661,832     $ 152,876,625     $ 592,597,041
         245,822            4,468                  --                --                --            14,733
---------------- ---------------- ------------------- ----------------- ----------------- -----------------
   $ 255,107,548    $ 127,004,689        $ 43,696,769      $ 27,661,832     $ 152,876,625     $ 592,611,774
================ ================ =================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST MET/TEMPLETON MIST MET/TEMPLETON        MIST METLIFE    MIST METLIFE
                                                  GROWTH INTERNATIONAL BOND AGGRESSIVE STRATEGY   BALANCED PLUS
                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------------ ------------------ ------------------- ---------------
ASSETS:
  Investments at fair value                 $ 49,144,229       $ 51,093,319       $ 524,691,888 $ 2,411,774,692
  Due from MetLife Investors
     USA Insurance Company                            --                 --                  10              --
                                      ------------------ ------------------ ------------------- ---------------
       Total Assets                           49,144,229         51,093,319         524,691,898   2,411,774,692
                                      ------------------ ------------------ ------------------- ---------------
LIABILITIES:
  Accrued fees                                        95                 51                  34              29
  Due to MetLife Investors
     USA Insurance Company                            --                 --                  --               2
                                      ------------------ ------------------ ------------------- ---------------
       Total Liabilities                              95                 51                  34              31
                                      ------------------ ------------------ ------------------- ---------------
NET ASSETS                                  $ 49,144,134       $ 51,093,268       $ 524,691,864 $ 2,411,774,661
                                      ================== ================== =================== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 49,144,134       $ 51,093,268       $ 524,635,464 $ 2,411,774,661
  Net assets from contracts in payout                 --                 --              56,400              --
                                      ------------------ ------------------ ------------------- ---------------
       Total Net Assets                     $ 49,144,134       $ 51,093,268       $ 524,691,864 $ 2,411,774,661
                                      ================== ================== =================== ===============

The accompanying notes are an integral part of these financial statements.

                                                                                              MIST MFS
     MIST METLIFE       MIST METLIFE    MIST METLIFE      MIST METLIFE MIST MFS EMERGING      RESEARCH
BALANCED STRATEGY DEFENSIVE STRATEGY GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY INTERNATIONAL
      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
----------------- ------------------ --------------- ----------------- ----------------- -------------
  $ 6,764,659,111    $ 2,228,739,705 $ 4,926,470,917   $ 3,324,311,722     $ 369,675,249 $ 285,814,917
                9                  9              11                 3                 5            13
----------------- ------------------ --------------- ----------------- ----------------- -------------
    6,764,659,120      2,228,739,714   4,926,470,928     3,324,311,725       369,675,254   285,814,930
----------------- ------------------ --------------- ----------------- ----------------- -------------
               34                 49              47                70                91           103
               --                 --              --                --                --            --
----------------- ------------------ --------------- ----------------- ----------------- -------------
               34                 49              47                70                91           103
----------------- ------------------ --------------- ----------------- ----------------- -------------
  $ 6,764,659,086    $ 2,228,739,665 $ 4,926,470,881   $ 3,324,311,655     $ 369,675,163 $ 285,814,827
================= ================== =============== ================= ================= =============
  $ 6,763,669,694    $ 2,228,439,348 $ 4,926,338,486   $ 3,324,016,629     $ 369,673,342 $ 285,738,180
          989,392            300,317         132,395           295,026             1,821        76,647
----------------- ------------------ --------------- ----------------- ----------------- -------------
  $ 6,764,659,086    $ 2,228,739,665 $ 4,926,470,881   $ 3,324,311,655     $ 369,675,163 $ 285,814,827
================= ================== =============== ================= ================= =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST MORGAN STANLEY     MIST OPPENHEIMER MIST PIMCO INFLATION      MIST PIMCO
                                           MID CAP GROWTH CAPITAL APPRECIATION       PROTECTED BOND    TOTAL RETURN
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------------- -------------------- -------------------- ---------------
ASSETS:
  Investments at fair value                 $ 109,412,500        $ 167,863,783        $ 936,595,922 $ 2,140,758,536
  Due from MetLife Investors
     USA Insurance Company                             --                    3                    7               2
                                      ------------------- -------------------- -------------------- ---------------
       Total Assets                           109,412,500          167,863,786          936,595,929   2,140,758,538
                                      ------------------- -------------------- -------------------- ---------------
LIABILITIES:
  Accrued fees                                         97                   99                  110             105
  Due to MetLife Investors
     USA Insurance Company                             --                   --                   --              --
                                      ------------------- -------------------- -------------------- ---------------
       Total Liabilities                               97                   99                  110             105
                                      ------------------- -------------------- -------------------- ---------------
NET ASSETS                                  $ 109,412,403        $ 167,863,687        $ 936,595,819 $ 2,140,758,433
                                      =================== ==================== ==================== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 109,412,403        $ 167,676,940        $ 936,425,553 $ 2,140,501,914
  Net assets from contracts in payout                  --              186,747              170,266         256,519
                                      ------------------- -------------------- -------------------- ---------------
       Total Net Assets                     $ 109,412,403        $ 167,863,687        $ 936,595,819 $ 2,140,758,433
                                      =================== ==================== ==================== ===============

The accompanying notes are an integral part of these financial statements.

         MIST     MIST PIONEER      MIST PYRAMIS     MIST RAINIER      MIST RCM MIST SSGA GROWTH
 PIONEER FUND STRATEGIC INCOME GOVERNMENT INCOME LARGE CAP EQUITY    TECHNOLOGY   AND INCOME ETF
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
------------- ---------------- ----------------- ---------------- ------------- ----------------
$ 168,467,283    $ 600,261,697     $ 490,473,434     $ 57,997,357 $ 103,642,602  $ 1,390,741,080
            5                2                --               --            --                1
------------- ---------------- ----------------- ---------------- ------------- ----------------
  168,467,288      600,261,699       490,473,434       57,997,357   103,642,602    1,390,741,081
------------- ---------------- ----------------- ---------------- ------------- ----------------
          205              150                82               84            75               19
           --               --                 1               --             6               --
------------- ---------------- ----------------- ---------------- ------------- ----------------
          205              150                83               84            81               19
------------- ---------------- ----------------- ---------------- ------------- ----------------
$ 168,467,083    $ 600,261,549     $ 490,473,351     $ 57,997,273 $ 103,642,521  $ 1,390,741,062
============= ================ ================= ================ ============= ================
$ 168,459,638    $ 600,261,549     $ 490,473,351     $ 57,997,273 $ 103,639,152  $ 1,390,741,062
        7,445               --                --               --         3,369               --
------------- ---------------- ----------------- ---------------- ------------- ----------------
$ 168,467,083    $ 600,261,549     $ 490,473,351     $ 57,997,273 $ 103,642,521  $ 1,390,741,062
============= ================ ================= ================ ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                          MIST SSGA MIST T. ROWE PRICE MIST T. ROWE PRICE MIST THIRD AVENUE
                                         GROWTH ETF    LARGE CAP VALUE     MID CAP GROWTH   SMALL CAP VALUE
                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ------------------ ------------------ -----------------
ASSETS:
  Investments at fair value           $ 409,132,874      $ 507,039,170      $ 439,146,386     $ 290,532,513
  Due from MetLife Investors
     USA Insurance Company                        3                  4                  5                 5
                                      ------------- ------------------ ------------------ -----------------
       Total Assets                     409,132,877        507,039,174        439,146,391       290,532,518
                                      ------------- ------------------ ------------------ -----------------
LIABILITIES:
  Accrued fees                                   48                 82                 66                91
  Due to MetLife Investors
     USA Insurance Company                       --                 --                 --                --
                                      ------------- ------------------ ------------------ -----------------
       Total Liabilities                         48                 82                 66                91
                                      ------------- ------------------ ------------------ -----------------
NET ASSETS                            $ 409,132,829      $ 507,039,092      $ 439,146,325     $ 290,532,427
                                      ============= ================== ================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 409,132,829      $ 506,850,428      $ 439,117,230     $ 290,419,019
  Net assets from contracts in payout            --            188,664             29,095           113,408
                                      ------------- ------------------ ------------------ -----------------
       Total Net Assets               $ 409,132,829      $ 507,039,092      $ 439,146,325     $ 290,532,427
                                      ============= ================== ================== =================

The accompanying notes are an integral part of these financial statements.

                                                        MSF BARCLAYS
   MIST TURNER        MIST VAN           MSF ARTIO CAPITAL AGGREGATE MSF BLACKROCK   MSF BLACKROCK
MID CAP GROWTH KAMPEN COMSTOCK INTERNATIONAL STOCK        BOND INDEX   BOND INCOME LARGE CAP VALUE
   SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
-------------- --------------- ------------------- ----------------- ------------- ---------------
  $ 83,512,513   $ 266,463,474         $ 2,803,573     $ 130,174,055  $ 49,539,053     $ 2,890,680
             9               6                  --                --            19              --
-------------- --------------- ------------------- ----------------- ------------- ---------------
    83,512,522     266,463,480           2,803,573       130,174,055    49,539,072       2,890,680
-------------- --------------- ------------------- ----------------- ------------- ---------------
            72              72                  23                73            87              12
            --              --                   7                 3            --               4
-------------- --------------- ------------------- ----------------- ------------- ---------------
            72              72                  30                76            87              16
-------------- --------------- ------------------- ----------------- ------------- ---------------
  $ 83,512,450   $ 266,463,408         $ 2,803,543     $ 130,173,979  $ 49,538,985     $ 2,890,664
============== =============== =================== ================= ============= ===============
  $ 83,498,109   $ 266,441,266         $ 2,803,543     $ 130,173,979  $ 49,528,889     $ 2,890,664
        14,341          22,142                  --                --        10,096              --
-------------- --------------- ------------------- ----------------- ------------- ---------------
  $ 83,512,450   $ 266,463,408         $ 2,803,543     $ 130,173,979  $ 49,538,985     $ 2,890,664
============== =============== =================== ================= ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         MSF BLACKROCK
                                      LEGACY LARGE CAP MSF BLACKROCK     MSF DAVIS        MSF FI
                                                GROWTH  MONEY MARKET VENTURE VALUE VALUE LEADERS
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ---------------- ------------- ------------- -------------
ASSETS:
  Investments at fair value               $ 11,348,843 $ 633,625,227 $ 599,153,843   $ 4,601,902
  Due from MetLife Investors
     USA Insurance Company                           4            63             4             2
                                      ---------------- ------------- ------------- -------------
       Total Assets                         11,348,847   633,625,290   599,153,847     4,601,904
                                      ---------------- ------------- ------------- -------------
LIABILITIES:
  Accrued fees                                     197           278           150           119
  Due to MetLife Investors
     USA Insurance Company                          --            --            --            --
                                      ---------------- ------------- ------------- -------------
       Total Liabilities                           197           278           150           119
                                      ---------------- ------------- ------------- -------------
NET ASSETS                                $ 11,348,650 $ 633,625,012 $ 599,153,697   $ 4,601,785
                                      ================ ============= ============= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 11,348,650 $ 633,537,674 $ 598,937,686   $ 4,601,785
  Net assets from contracts in payout               --        87,338       216,011            --
                                      ---------------- ------------- ------------- -------------
       Total Net Assets                   $ 11,348,650 $ 633,625,012 $ 599,153,697   $ 4,601,785
                                      ================ ============= ============= =============

The accompanying notes are an integral part of these financial statements.

                           MSF                 MSF MET/DIMENSIONAL  MSF METLIFE         MSF METLIFE
            MSF  LOOMIS SAYLES MSF MET/ARTISAN INTERNATIONAL SMALL CONSERVATIVE     CONSERVATIVE TO
JENNISON GROWTH SMALL CAP CORE   MID CAP VALUE             COMPANY   ALLOCATION MODERATE ALLOCATION
    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT
--------------- -------------- --------------- ------------------- ------------ -------------------
  $ 248,172,191   $ 10,317,352   $ 215,514,094        $ 47,225,268 $ 10,395,377         $ 7,143,988
              2              4              15                   3            1                   1
--------------- -------------- --------------- ------------------- ------------ -------------------
    248,172,193     10,317,356     215,514,109          47,225,271   10,395,378           7,143,989
--------------- -------------- --------------- ------------------- ------------ -------------------
             83            109              89                 107           30                  44
             --             --              --                  --           --                  --
--------------- -------------- --------------- ------------------- ------------ -------------------
             83            109              89                 107           30                  44
--------------- -------------- --------------- ------------------- ------------ -------------------
  $ 248,172,110   $ 10,317,247   $ 215,514,020        $ 47,225,164 $ 10,395,348         $ 7,143,945
=============== ============== =============== =================== ============ ===================
  $ 248,096,596   $ 10,317,247   $ 215,403,616        $ 47,225,164 $ 10,395,348         $ 7,143,945
         75,514             --         110,404                  --           --                  --
--------------- -------------- --------------- ------------------- ------------ -------------------
  $ 248,172,110   $ 10,317,247   $ 215,514,020        $ 47,225,164 $ 10,395,348         $ 7,143,945
=============== ============== =============== =================== ============ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                        MSF METLIFE
                                              MSF METLIFE         MSF METLIFE           MODERATE TO   MSF METLIFE
                                      MID CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION   STOCK INDEX
                                              SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------------- ------------------- --------------------- -------------
ASSETS:
  Investments at fair value                  $ 77,806,048        $ 44,282,767          $ 48,722,004 $ 355,993,836
  Due from MetLife Investors
     USA Insurance Company                             --                  --                     1            --
                                      ------------------- ------------------- --------------------- -------------
       Total Assets                            77,806,048          44,282,767            48,722,005   355,993,836
                                      ------------------- ------------------- --------------------- -------------
LIABILITIES:
  Accrued fees                                        116                  36                    31            52
  Due to MetLife Investors
     USA Insurance Company                              3                   1                    --             4
                                      ------------------- ------------------- --------------------- -------------
       Total Liabilities                              119                  37                    31            56
                                      ------------------- ------------------- --------------------- -------------
NET ASSETS                                   $ 77,805,929        $ 44,282,730          $ 48,721,974 $ 355,993,780
                                      =================== =================== ===================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 77,805,929        $ 44,282,730          $ 48,721,974 $ 355,894,486
  Net assets from contracts in payout                  --                  --                    --        99,294
                                      ------------------- ------------------- --------------------- -------------
       Total Net Assets                      $ 77,805,929        $ 44,282,730          $ 48,721,974 $ 355,993,780
                                      =================== =================== ===================== =============


The accompanying notes are an integral part of these financial statements.

                                                            MSF NEUBERGER
     MSF MFS          MSF MSF MORGAN STANLEY  MSF NEUBERGER        BERMAN MSF OPPENHEIMER
TOTAL RETURN    MFS VALUE         EAFE INDEX BERMAN GENESIS MID CAP VALUE   GLOBAL EQUITY
 SUB-ACCOUNT  SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
------------ ------------ ------------------ -------------- ------------- ---------------
$ 36,390,976 $ 43,755,099       $ 69,159,329   $ 11,267,029   $ 3,882,146     $ 9,330,088
          21           --                 --             --            --               2
------------ ------------ ------------------ -------------- ------------- ---------------
  36,390,997   43,755,099         69,159,329     11,267,029     3,882,146       9,330,090
------------ ------------ ------------------ -------------- ------------- ---------------
         179          179                117             29           102              89
          --            7                  2              7             1              --
------------ ------------ ------------------ -------------- ------------- ---------------
         179          186                119             36           103              89
------------ ------------ ------------------ -------------- ------------- ---------------
$ 36,390,818 $ 43,754,913       $ 69,159,210   $ 11,266,993   $ 3,882,043     $ 9,330,001
============ ============ ================== ============== ============= ===============
$ 36,390,818 $ 43,750,577       $ 69,159,210   $ 11,266,993   $ 3,882,043     $ 9,330,001
          --        4,336                 --             --            --              --
------------ ------------ ------------------ -------------- ------------- ---------------
$ 36,390,818 $ 43,754,913       $ 69,159,210   $ 11,266,993   $ 3,882,043     $ 9,330,001
============ ============ ================== ============== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MSF VAN ECK GLOBAL
                                                 INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH  NATURAL RESOURCES
                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                      ---------------- ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 64,081,583       $ 1,465,656       $ 7,500,207      $ 106,332,982
  Due from MetLife Investors
     USA Insurance Company                          --                --                --                  1
                                      ---------------- ----------------- ----------------- ------------------
       Total Assets                         64,081,583         1,465,656         7,500,207        106,332,983
                                      ---------------- ----------------- ----------------- ------------------
LIABILITIES:
  Accrued fees                                     109                32                56                 48
  Due to MetLife Investors
     USA Insurance Company                           6                 3                 9                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Liabilities                           115                35                65                 48
                                      ---------------- ----------------- ----------------- ------------------
NET ASSETS                                $ 64,081,468       $ 1,465,621       $ 7,500,142      $ 106,332,935
                                      ================ ================= ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 64,081,468       $ 1,465,621       $ 7,500,142      $ 106,332,935
  Net assets from contracts in payout               --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Net Assets                   $ 64,081,468       $ 1,465,621       $ 7,500,142      $ 106,332,935
                                      ================ ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET                                 OPPENHEIMER VA   OPPENHEIMER VA
       MANAGEMENT      NEUBERGER OPPENHEIMER VA GLOBAL STRATEGIC      MAIN STREET OPPENHEIMER VA
  U.S. GOVERNMENT BERMAN GENESIS      CORE BOND           INCOME SMALL- & MID-CAP    MAIN STREET
      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
----------------- -------------- -------------- ---------------- ---------------- --------------
    $ 285,530,076        $ 7,451       $ 10,162          $ 4,082     $ 81,494,335      $ 107,305
                9             --             --               --               --             --
----------------- -------------- -------------- ---------------- ---------------- --------------
      285,530,085          7,451         10,162            4,082       81,494,335        107,305
----------------- -------------- -------------- ---------------- ---------------- --------------
              107              7              7               --                7             --
               --              1              5                7                8              5
----------------- -------------- -------------- ---------------- ---------------- --------------
              107              8             12                7               15              5
----------------- -------------- -------------- ---------------- ---------------- --------------
    $ 285,529,978        $ 7,443       $ 10,150          $ 4,075     $ 81,494,321      $ 107,300
================= ============== ============== ================ ================ ==============
    $ 285,508,417        $ 7,443       $ 10,150          $ 4,075     $ 81,494,321      $ 107,300
           21,561             --             --               --               --             --
----------------- -------------- -------------- ---------------- ---------------- --------------
    $ 285,529,978        $ 7,443       $ 10,150          $ 4,075     $ 81,494,321      $ 107,300
================= ============== ============== ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      OPPENHEIMER VA  PIONEER VCT      PIONEER VCT   PIONEER VCT
                                               MONEY CULLEN VALUE EMERGING MARKETS EQUITY INCOME
                                         SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                      -------------- ------------ ---------------- -------------
ASSETS:
  Investments at fair value                $ 114,709  $ 2,036,240        $ 705,787     $ 371,347
  Due from MetLife Investors
     USA Insurance Company                        --           --                2            --
                                      -------------- ------------ ---------------- -------------
       Total Assets                          114,709    2,036,240          705,789       371,347
                                      -------------- ------------ ---------------- -------------
LIABILITIES:
  Accrued fees                                    --           78               89            73
  Due to MetLife Investors
     USA Insurance Company                        --            1               --             2
                                      -------------- ------------ ---------------- -------------
       Total Liabilities                          --           79               89            75
                                      -------------- ------------ ---------------- -------------
NET ASSETS                                 $ 114,709  $ 2,036,161        $ 705,700     $ 371,272
                                      ============== ============ ================ =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 114,709  $ 2,036,161        $ 705,700     $ 371,272
  Net assets from contracts in payout             --           --               --            --
                                      -------------- ------------ ---------------- -------------
       Total Net Assets                    $ 114,709  $ 2,036,161        $ 705,700     $ 371,272
                                      ============== ============ ================ =============

The accompanying notes are an integral part of these financial statements.

PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON   PIONEER VCT        PIONEER VCT T. ROWE PRICE       T. ROWE PRICE
   GROWTH ALLOCATION  MODERATE ALLOCATION MID CAP VALUE REAL ESTATE SHARES  GROWTH STOCK INTERNATIONAL STOCK
         SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
-------------------- -------------------- ------------- ------------------ ------------- -------------------
        $ 17,736,413         $ 25,968,979  $ 49,145,121          $ 251,923   $ 6,015,940           $ 705,534
                   1                    1             6                 --            --                  --
-------------------- -------------------- ------------- ------------------ ------------- -------------------
          17,736,414           25,968,980    49,145,127            251,923     6,015,940             705,534
-------------------- -------------------- ------------- ------------------ ------------- -------------------
                  50                   50            50                 74            --                  --
                  --                   --            --                  2             3                   5
-------------------- -------------------- ------------- ------------------ ------------- -------------------
                  50                   50            50                 76             3                   5
-------------------- -------------------- ------------- ------------------ ------------- -------------------
        $ 17,736,364         $ 25,968,930  $ 49,145,077          $ 251,847   $ 6,015,937           $ 705,529
==================== ==================== ============= ================== ============= ===================
        $ 17,736,364         $ 25,968,930  $ 49,145,077          $ 251,847   $ 6,015,937           $ 705,529
                  --                   --            --                 --            --                  --
-------------------- -------------------- ------------- ------------------ ------------- -------------------
        $ 17,736,364         $ 25,968,930  $ 49,145,077          $ 251,847   $ 6,015,937           $ 705,529
==================== ==================== ============= ================== ============= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                      T. ROWE PRICE
                                      PRIME RESERVE UIF U.S. REAL ESTATE
                                        SUB-ACCOUNT          SUB-ACCOUNT
                                      ------------- --------------------
ASSETS:
  Investments at fair value               $ 973,736         $ 76,564,928
  Due from MetLife Investors
     USA Insurance Company                       20                    3
                                      ------------- --------------------
       Total Assets                         973,756           76,564,931
                                      ------------- --------------------
LIABILITIES:
  Accrued fees                                   --                   26
  Due to MetLife Investors
     USA Insurance Company                       --                   --
                                      ------------- --------------------
       Total Liabilities                         --                   26
                                      ------------- --------------------
NET ASSETS                                $ 973,756         $ 76,564,905
                                      ============= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 973,756         $ 76,564,905
  Net assets from contracts in payout            --                   --
                                      ------------- --------------------
       Total Net Assets                   $ 973,756         $ 76,564,905
                                      ============= ====================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                  AMERICAN FUNDS
                                                        ALGER    AMERICAN FUNDS AMERICAN FUNDS      GLOBAL SMALL
                                             SMALL CAP GROWTH              BOND  GLOBAL GROWTH    CAPITALIZATION
                                                  SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                         ----------------------- -------------- ----------------- -----------------
INVESTMENT INCOME:
     Dividends                                   $         --       $ 3,398,106    $ 2,817,173       $ 1,100,462
                                         ----------------------- -------------- ----------------- -----------------
EXPENSES:
     Mortality and expense risk and
        other charges                                 758,722         1,103,598      2,565,719           959,479
     Administrative charges                                --           251,066        512,790           155,860
                                         ----------------------- -------------- ----------------- -----------------
        Total expenses                                758,722         1,354,664      3,078,509         1,115,339
                                         ----------------------- -------------- ----------------- -----------------
           Net investment income (loss)              (758,722)        2,043,442       (261,336)          (14,877)
                                         ----------------------- -------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                           --                --             --                --
     Realized gains (losses) on sale of
        investments                                   589,725           133,811        139,485          (139,499)
                                         ----------------------- -------------- ----------------- -----------------
           Net realized gains (losses)                589,725           133,811        139,485          (139,499)
                                         ----------------------- -------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                             (2,252,972)        2,454,102    (21,700,254)      (18,293,274)
                                         ----------------------- -------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses)
        on investments                             (1,663,247)        2,587,913    (21,560,769)      (18,432,773)
                                         ----------------------- -------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                $ (2,421,969)      $ 4,631,355  $ (21,822,105)    $ (18,447,650)
                                         ======================= ============== ================= =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS    AMERICAN FUNDS                           FEDERATED HIGH                         FEDERATED MANAGED
        GROWTH     GROWTH-INCOME    DWS I INTERNATIONAL       INCOME BOND    FEDERATED KAUFMAN           VOLATILITY
   SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
   $ 3,705,099       $ 4,361,375              $ 344,474           $ 2,613                $ 803                $ 542
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
     7,318,578         3,486,198                253,144               422                1,003                  148
     1,397,096           614,119                     --                --                   --                   --
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
     8,715,674         4,100,317                253,144               422                1,003                  148
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
    (5,010,575)          261,058                 91,330             2,191                 (200)                 394
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
            --                --                     --                --                   --                   --
       744,451          (342,536)              (869,544)              (29)                 289                  506
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
       744,451          (342,536)              (869,544)              (29)                 289                  506
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
   (30,897,273)       (9,057,767)            (2,685,393)           (1,062)             (11,209)                (338)
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
   (30,152,822)       (9,400,303)            (3,554,937)           (1,091)             (10,920)                 168
----------------- ----------------- ---------------------- ----------------- -------------------- --------------------
 $ (35,163,397)     $ (9,139,245)          $ (3,463,607)          $ 1,100            $ (11,120)               $ 562
================= ================= ====================== ================= ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                              FIDELITY VIP     FIDELITY VIP     FIDELITY VIP        FIDELITY VIP
                                             ASSET MANAGER       CONTRAFUND    EQUITY-INCOME    FUNDSMANAGER 60%
                                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                         -------------------- ---------------- ---------------- -------------------
INVESTMENT INCOME:
     Dividends                                 $ 1,812,748      $ 3,972,322        $ 143,281        $ 37,133,654
                                         -------------------- ---------------- ---------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                            1,300,803        4,859,629           84,444          36,533,236
     Administrative charges                             --          408,771               --                  --
                                         -------------------- ---------------- ---------------- -------------------
        Total expenses                           1,300,803        5,268,400           84,444          36,533,236
                                         -------------------- ---------------- ---------------- -------------------
           Net investment income (loss)            511,945       (1,296,078)          58,837             600,418
                                         -------------------- ---------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                   442,875               --               --           5,610,120
     Realized gains (losses) on sale of
        investments                               (557,583)         324,914         (193,847)             56,341
                                         -------------------- ---------------- ---------------- -------------------
           Net realized gains (losses)            (114,708)         324,914         (193,847)          5,666,461
                                         -------------------- ---------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                          (3,867,894)     (14,734,080)         111,818         (97,698,668)
                                         -------------------- ---------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                          (3,982,602)     (14,409,166)         (82,029)        (92,032,207)
                                         -------------------- ---------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (3,470,657)   $ (15,705,244)       $ (23,192)      $ (91,431,789)
                                         ==================== ================ ================ ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                          FIDELITY VIP     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP      FTVIPT FRANKLIN
   FIDELITY VIP GROWTH       INDEX 500          MID CAP    MONEY MARKET        OVERSEAS    INCOME SECURITIES
           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
---------------------- --------------- ---------------- --------------- --------------- --------------------
          $ 514,832     $ 1,211,407         $ 57,432        $ 88,909        $ 77,508         $ 11,234,415
---------------------- --------------- ---------------- --------------- --------------- --------------------
          1,932,722         870,473        2,480,845       1,749,009          71,987            2,250,623
                 --              --          547,927              --              --              487,118
---------------------- --------------- ---------------- --------------- --------------- --------------------
          1,932,722         870,473        3,028,772       1,749,009          71,987            2,737,741
---------------------- --------------- ---------------- --------------- --------------- --------------------
         (1,417,890)        340,934       (2,971,340)     (1,660,100)          5,521            8,496,674
---------------------- --------------- ---------------- --------------- --------------- --------------------
            495,441       1,574,493          451,252              --          11,176                   --
            388,586         404,341          150,111              --        (115,506)            (590,708)
---------------------- --------------- ---------------- --------------- --------------- --------------------
            884,027       1,978,834          601,363              --        (104,330)            (590,708)
---------------------- --------------- ---------------- --------------- --------------- --------------------
           (550,967)     (1,800,840)     (27,710,709)             --        (960,730)          (6,749,757)
---------------------- --------------- ---------------- --------------- --------------- --------------------
            333,060         177,994      (27,109,346)             --      (1,065,060)          (7,340,465)
---------------------- --------------- ---------------- --------------- --------------- --------------------
       $ (1,084,830)      $ 518,928    $ (30,080,686)   $ (1,660,100)   $ (1,059,539)         $ 1,156,209
====================== =============== ================ =============== =============== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                             FTVIPT FRANKLIN                                               FTVIPT TEMPLETON
                                             SMALL CAP VALUE        FTVIPT MUTUAL      FTVIPT TEMPLETON         GLOBAL BOND
                                                  SECURITIES    SHARES SECURITIES    FOREIGN SECURITIES          SECURITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                         ---------------------- -------------------- --------------------- -------------------
INVESTMENT INCOME:
     Dividends                                     $ 254,804          $ 2,833,347           $ 1,300,102         $ 6,401,702
                                         ---------------------- -------------------- --------------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                418,049            1,372,089             1,184,407           1,256,976
     Administrative charges                           96,510              291,649               190,048             291,894
                                         ---------------------- -------------------- --------------------- -------------------
        Total expenses                               514,559            1,663,738             1,374,455           1,548,870
                                         ---------------------- -------------------- --------------------- -------------------
           Net investment income (loss)             (259,755)           1,169,609               (74,353)          4,852,832
                                         ---------------------- -------------------- --------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                   --                    --             744,465
     Realized gains (losses) on sale of
        investments                                  101,526             (500,071)             (516,658)            375,796
                                         ---------------------- -------------------- --------------------- -------------------
           Net realized gains (losses)               101,526             (500,071)             (516,658)          1,120,261
                                         ---------------------- -------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                            (1,417,162)          (3,755,460)           (8,701,781)         (9,853,802)
                                         ---------------------- -------------------- --------------------- -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            (1,315,636)          (4,255,531)           (9,218,439)         (8,733,541)
                                         ---------------------- -------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (1,575,391)        $ (3,085,922)         $ (9,292,792)       $ (3,880,709)
                                         ====================== ==================== ===================== ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                            INVESCO V.I.         INVESCO V.I.
   INVESCO V.I. CAPITAL    INVESCO V.I.    INVESCO V.I. GLOBAL            INVESCO V.I.        VAN KAMPEN           VAN KAMPEN
           APPRECIATION     CORE EQUITY            REAL ESTATE    INTERNATIONAL GROWTH    CAPITAL GROWTH    EQUITY AND INCOME
            SUB-ACCOUNT     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
               $ 205         $ 3,099              $ 503,386             $ 1,441,992              $ --          $ 6,488,128
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
               1,842           4,732                129,742               1,480,623             1,498            4,425,286
                  --              --                 29,702                 336,873                --              957,309
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
               1,842           4,732                159,444               1,817,496             1,498            5,382,595
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
              (1,637)         (1,633)               343,942                (375,504)           (1,498)           1,105,533
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
                  --              --                     --                      --                --                   --
              (3,874)         11,751                (46,041)                 32,969             3,562              165,761
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
              (3,874)         11,751                (46,041)                 32,969             3,562              165,761
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
              (5,937)        (11,037)            (1,422,533)            (12,319,548)           (8,828)         (12,908,159)
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
              (9,811)            714             (1,468,574)            (12,286,579)           (5,266)         (12,742,398)
----------------------- --------------- ---------------------- ----------------------- ----------------- --------------------
           $ (11,448)         $ (919)          $ (1,124,632)          $ (12,662,083)         $ (6,764)       $ (11,636,865)
======================= =============== ====================== ======================= ================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                   INVESCO V.I.     INVESCO V.I.                                 LMPVET
                                                     VAN KAMPEN       VAN KAMPEN    JANUS ASPEN    CLEARBRIDGE VARIABLE
                                              GROWTH AND INCOME    MID CAP VALUE      WORLDWIDE       AGGRESSIVE GROWTH
                                                    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------- ---------------- -------------- -----------------------
INVESTMENT INCOME:
     Dividends                                   $ 2,064,376        $ 270,540           $ 32               $ 318,738
                                           -------------------- ---------------- -------------- -----------------------
EXPENSES:
     Mortality and expense risk and
        other charges                              2,058,872          409,139             47               2,033,573
     Administrative charges                          454,114           93,101             --                 406,942
                                           -------------------- ---------------- -------------- -----------------------
        Total expenses                             2,512,986          502,240             47               2,440,515
                                           -------------------- ---------------- -------------- -----------------------
           Net investment income (loss)             (448,610)        (231,700)           (15)             (2,121,777)
                                           -------------------- ---------------- -------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --               --             --                      --
     Realized gains (losses) on sale of
        investments                                   52,684           49,468            228               1,220,007
                                           -------------------- ---------------- -------------- -----------------------
           Net realized gains (losses)                52,684           49,468            228               1,220,007
                                           -------------------- ---------------- -------------- -----------------------
     Change in unrealized gains (losses)
        on investments                            (6,271,491)         (11,067)        (1,006)              2,212,582
                                           -------------------- ---------------- -------------- -----------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            (6,218,807)          38,401           (778)              3,432,589
                                           -------------------- ---------------- -------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (6,667,417)      $ (193,299)        $ (793)            $ 1,310,812
                                           ==================== ================ ============== =======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                               LMPVET                  LMPVET
              LMPVET      CLEARBRIDGE    CLEARBRIDGE VARIABLE                  LMPVET                LMPVET                LMPVET
CLEARBRIDGE VARIABLE  VARIABLE EQUITY     FUNDAMENTAL ALL CAP    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
        APPRECIATION   INCOME BUILDER                   VALUE        LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
         SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
         $ 3,571,288     $ 3,148,219             $ 1,386,614                $ 22,035              $ 80,505                  $ --
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
           2,359,483       1,125,177               1,196,596                  79,966                42,938               469,580
             501,064         231,102                 245,399                  13,117                 7,084                96,106
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
           2,860,547       1,356,279               1,441,995                  93,083                50,022               565,686
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
             710,741       1,791,940                 (55,381)                (71,048)               30,483              (565,686)
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
                  --              --                      --                      --                    --               710,644
              17,260      (2,420,420)               (429,752)                111,313               (88,723)              372,410
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
              17,260      (2,420,420)               (429,752)                111,313               (88,723)            1,083,054
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
           1,216,439       5,793,264              (7,192,709)               (159,581)              181,309              (664,423)
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
           1,233,699       3,372,844              (7,622,461)                (48,268)               92,586               418,631
-------------------- ------------------ ----------------------- --------------------- --------------------- ---------------------
         $ 1,944,440     $ 5,164,784            $ (7,677,842)             $ (119,316)            $ 123,069            $ (147,055)
==================== ================== ======================= ===================== ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                             LMPVET INVESTMENT                LMPVET                LMPVET                LMPVET
                                              COUNSEL VARIABLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                              SOCIAL AWARENESS        ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------- --------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                       $ 5,808             $ 607,929              $ 61,784           $ 1,008,322
                                           -------------------- --------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                  6,585               223,840                44,752               715,775
     Administrative charges                            1,204                47,409                 8,206               161,869
                                           -------------------- --------------------- --------------------- ---------------------
        Total expenses                                 7,789               271,249                52,958               877,644
                                           -------------------- --------------------- --------------------- ---------------------
           Net investment income (loss)               (1,981)              336,680                 8,826               130,678
                                           -------------------- --------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                    --                    --                    --
     Realized gains (losses) on sale of
        investments                                      (60)                  400                 5,813               528,464
                                           -------------------- --------------------- --------------------- ---------------------
           Net realized gains (losses)                   (60)                  400                 5,813               528,464
                                           -------------------- --------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                                (4,843)             (529,056)              (70,666)           (2,861,793)
                                           -------------------- --------------------- --------------------- ---------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                                (4,903)             (528,656)              (64,853)           (2,333,329)
                                           -------------------- --------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (6,884)           $ (191,976)            $ (56,027)         $ (2,202,651)
                                           ==================== ===================== ===================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                MIST
       LMPVIT WESTERN                                                              ALLIANCEBERNSTEIN                   MIST
ASSET VARIABLE GLOBAL            MFS VIT          MFS VIT                             GLOBAL DYNAMIC         AMERICAN FUNDS
      HIGH YIELD BOND    INVESTORS TRUST    NEW DISCOVERY    MFS VIT RESEARCH             ALLOCATION    BALANCED ALLOCATION
          SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (a)            SUB-ACCOUNT
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
          $ 5,570,626              $ 335             $ --               $ 448           $ 6,694,705           $ 35,915,716
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
              824,358                519              652                 875             6,046,176             36,934,487
              165,611                 --               --                  --             1,259,511              7,129,657
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
              989,969                519              652                 875             7,305,687             44,064,144
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
            4,580,657               (184)            (652)               (427)             (610,982)            (8,148,428)
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
                   --                 --            5,639                  --             9,394,668              1,581,333
             (143,505)               991               90              10,717                    --              3,444,529
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
             (143,505)               991            5,729              10,717             9,394,668              5,025,862
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
           (4,473,336)            (1,906)         (10,466)            (10,338)            9,200,376           (116,302,276)
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
           (4,616,841)              (915)          (4,737)                379            18,595,044           (111,276,414)
------------------------ ------------------ ---------------- ------------------- --------------------- ----------------------
            $ (36,184)          $ (1,099)        $ (5,389)              $ (48)         $ 17,984,062         $ (119,424,842)
======================== ================== ================ =================== ===================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                             MIST
                                               MIST AMERICAN       AMERICAN FUNDS     MIST AMERICAN       MIST AMERICAN
                                                  FUNDS BOND    GROWTH ALLOCATION      FUNDS GROWTH FUNDS INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                            ----------------- -------------------- ---------------- -------------------
INVESTMENT INCOME:
     Dividends                                 $ 6,896,073      $ 16,279,703          $ 1,923,735          $ 4,511,360
                                            ----------------- -------------------- ---------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                            4,303,359        19,459,404            7,224,680            4,079,989
     Administrative charges                        820,404         3,681,030            1,382,508              778,702
                                            ----------------- -------------------- ---------------- -------------------
        Total expenses                           5,123,763        23,140,434            8,607,188            4,858,691
                                            ----------------- -------------------- ---------------- -------------------
           Net investment income (loss)          1,772,310        (6,860,731)          (6,683,453)            (347,331)
                                            ----------------- -------------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                       440                --                   --                   --
     Realized gains (losses) on sale of
        investments                              1,617,499        12,437,663            2,655,999            2,344,997
                                            ----------------- -------------------- ---------------- -------------------
           Net realized gains (losses)           1,617,939        12,437,663            2,655,999            2,344,997
                                            ----------------- -------------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                          10,229,841      (101,766,516)         (35,042,764)         (54,813,728)
                                            ----------------- -------------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                          11,847,780       (89,328,853)         (32,386,765)         (52,468,731)
                                            ----------------- -------------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ 13,620,090     $ (96,189,584)       $ (39,070,218)       $ (52,816,062)
                                            ================= ==================== ================ ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

               MIST           MIST AQR  MIST BLACKROCK
     AMERICAN FUNDS        GLOBAL RISK GLOBAL TACTICAL    MIST BLACKROCK    MIST BLACKROCK          MIST CLARION
MODERATE ALLOCATION           BALANCED      STRATEGIES        HIGH YIELD    LARGE CAP CORE    GLOBAL REAL ESTATE
        SUB-ACCOUNT    SUB-ACCOUNT (a) SUB-ACCOUNT (a)       SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
       $ 25,145,182       $ 25,590,118    $ 18,594,534      $ 13,271,662         $ 104,571           $ 5,745,197
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
         21,095,478          6,713,536      10,715,163         2,761,895           171,020             2,095,360
          4,078,275          1,397,323       2,222,611           507,421            28,281               377,134
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
         25,173,753          8,110,859      12,937,774         3,269,316           199,301             2,472,494
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
            (28,571)        17,479,259       5,656,760        10,002,346           (94,730)            3,272,703
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
          7,882,185          5,634,878      21,591,062                --                --                    --
          2,728,544                 --              --         3,149,049            12,317            (1,143,990)
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
         10,610,729          5,634,878      21,591,062         3,149,049            12,317            (1,143,990)
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
        (37,218,522)        20,725,299     (29,115,315)      (12,738,491)         (244,145)          (13,501,877)
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
        (26,607,793)        26,360,177      (7,524,253)       (9,589,442)         (231,828)          (14,645,867)
---------------------- --------------- ------------------ ----------------- ----------------- ---------------------
      $ (26,636,364)      $ 43,839,436    $ (1,867,493)        $ 412,904        $ (326,558)        $ (11,373,164)
====================== =============== ================== ================= ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                MIST
                                                 MIST DREMAN    MIST GOLDMAN SACHS    HARRIS OAKMARK        MIST INVESCO
                                             SMALL CAP VALUE         MID CAP VALUE     INTERNATIONAL    SMALL CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                         ---------------------- --------------------- ----------------- -------------------
INVESTMENT INCOME:
     Dividends                                     $ 383,323             $ 639,252           $ 6,415                $ --
                                         ---------------------- --------------------- ----------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                346,462             1,818,046         6,778,426           2,807,395
     Administrative charges                           56,541               331,467         1,245,666             519,454
                                         ---------------------- --------------------- ----------------- -------------------
        Total expenses                               403,003             2,149,513         8,024,092           3,326,849
                                         ---------------------- --------------------- ----------------- -------------------
           Net investment income (loss)              (19,680)           (1,510,261)       (8,017,677)         (3,326,849)
                                         ---------------------- --------------------- ----------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                    --                --                  --
     Realized gains (losses) on sale of
        investments                                  480,921              (437,036)       (1,470,791)          1,704,023
                                         ---------------------- --------------------- ----------------- -------------------
           Net realized gains (losses)               480,921              (437,036)       (1,470,791)          1,704,023
                                         ---------------------- --------------------- ----------------- -------------------
     Change in unrealized gains (losses)
        on investments                            (3,142,931)          (10,057,546)      (75,842,892)         (5,165,840)
                                         ---------------------- --------------------- ----------------- -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            (2,662,010)          (10,494,582)      (77,313,683)         (3,461,817)
                                         ---------------------- --------------------- ----------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (2,681,690)        $ (12,004,843)    $ (85,331,360)       $ (6,788,666)
                                         ====================== ===================== ================= ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                        MIST LEGG MASON
                              MIST          CLEARBRIDGE    MIST LOOMIS SAYLES    MIST LORD ABBETT    MIST LORD ABBETT
MIST JANUS FORTY    LAZARD MID CAP    AGGRESSIVE GROWTH        GLOBAL MARKETS      BOND DEBENTURE       MID CAP VALUE
     SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
     $ 1,143,620         $ 991,555                 $ --           $ 3,807,255        $ 15,837,776           $ 624,785
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
         937,928         1,901,905            2,810,461             2,198,483           3,700,880           1,683,021
         168,957           341,389              528,209               408,080             647,660             307,950
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
       1,106,885         2,243,294            3,338,670             2,606,563           4,348,540           1,990,971
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
          36,735        (1,251,739)          (3,338,670)            1,200,692          11,489,236          (1,366,186)
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
              --                --                   --                    --                  --                  --
         332,745          (826,499)                 428               955,422           2,277,388           1,059,026
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
         332,745          (826,499)                 428               955,422           2,277,388           1,059,026
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
      (7,197,681)       (7,687,971)          (7,417,668)           (8,402,666)         (6,571,539)         (6,908,432)
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
      (6,864,936)       (8,514,470)          (7,417,240)           (7,447,244)         (4,294,151)         (5,849,406)
------------------- ----------------- -------------------- --------------------- ------------------- -------------------
    $ (6,828,201)     $ (9,766,209)       $ (10,755,910)         $ (6,246,552)        $ 7,195,085        $ (7,215,592)
=================== ================= ==================== ===================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                           MIST
                                                        MIST       MET/FRANKLIN                         MIST MET/FRANKLIN
                                             MET/EATON VANCE       LOW DURATION    MIST MET/FRANKLIN            TEMPLETON
                                               FLOATING RATE       TOTAL RETURN        MUTUAL SHARES    FOUNDING STRATEGY
                                                 SUB-ACCOUNT    SUB-ACCOUNT (a)          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------- ------------------ -------------------- ------------------
INVESTMENT INCOME:
     Dividends                                     $ 778,159               $ --          $ 3,980,852         $ 10,437,120
                                           -------------------- ------------------ -------------------- ------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                525,041            127,652            1,923,338            8,018,324
     Administrative charges                           97,108             24,388              360,957            1,514,501
                                           -------------------- ------------------ -------------------- ------------------
        Total expenses                               622,149            152,040            2,284,295            9,532,825
                                           -------------------- ------------------ -------------------- ------------------
           Net investment income (loss)              156,010           (152,040)           1,696,557              904,295
                                           -------------------- ------------------ -------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                     102,311                 --            7,895,629              593,283
     Realized gains (losses) on sale of
        investments                                 (229,702)           (24,333)             110,741            4,684,681
                                           -------------------- ------------------ -------------------- ------------------
           Net realized gains (losses)              (127,391)           (24,333)           8,006,370            5,277,964
                                           -------------------- ------------------ -------------------- ------------------
     Change in unrealized gains (losses)
        on investments                              (317,893)          (183,195)         (13,800,582)         (29,078,070)
                                           -------------------- ------------------ -------------------- ------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                              (445,284)          (207,528)          (5,794,212)         (23,800,106)
                                           -------------------- ------------------ -------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (289,274)        $ (359,568)        $ (4,097,655)       $ (22,895,811)
                                           ==================== ================== ==================== ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

MIST MET/TEMPLETON       MIST MET/TEMPLETON           MIST METLIFE       MIST METLIFE         MIST METLIFE          MIST METLIFE
            GROWTH       INTERNATIONAL BOND    AGGRESSIVE STRATEGY      BALANCED PLUS    BALANCED STRATEGY    DEFENSIVE STRATEGY
       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT (a)          SUB-ACCOUNT           SUB-ACCOUNT
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
         $ 123,412             $ 3,264,056            $ 6,059,840        $ 3,109,214        $ 109,929,868          $ 46,202,640
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
           450,145                 610,928              7,474,066          8,889,859           92,925,166            27,932,833
            93,450                 118,546              1,371,589          1,876,489           17,326,688             5,191,502
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
           543,595                 729,474              8,845,655         10,766,348          110,251,854            33,124,335
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
          (420,183)              2,534,582             (2,785,815)        (7,657,134)            (321,986)           13,078,305
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
                --                  59,720                     --                 --                   --                    --
          (250,304)                  9,417             (3,089,096)                --           (7,135,125)           14,867,735
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
          (250,304)                 69,137             (3,089,096)                --           (7,135,125)           14,867,735
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
        (8,626,650)             (3,853,055)           (36,571,916)       (14,018,878)        (245,352,817)          (24,804,181)
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
        (8,876,954)             (3,783,918)           (39,661,012)       (14,018,878)        (252,487,942)           (9,936,446)
--------------------- --------------------- ---------------------- ------------------ -------------------- ---------------------
      $ (9,297,137)           $ (1,249,336)         $ (42,446,827)     $ (21,676,012)      $ (252,809,928)          $ 3,141,859
===================== ===================== ====================== ================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 MIST METLIFE         MIST METLIFE    MIST MFS EMERGING    MIST MFS RESEARCH
                                              GROWTH STRATEGY    MODERATE STRATEGY       MARKETS EQUITY        INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------ -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                  $ 82,693,229         $ 61,350,561          $ 5,336,714          $ 5,873,182
                                           ------------------ -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk and
        other charges                             73,824,051           44,723,722            5,052,211            4,264,910
     Administrative charges                       13,424,100            8,366,083              955,535              754,977
                                           ------------------ -------------------- -------------------- --------------------
        Total expenses                            87,248,151           53,089,805            6,007,746            5,019,887
                                           ------------------ -------------------- -------------------- --------------------
           Net investment income (loss)           (4,554,922)           8,260,756             (671,032)             853,295
                                           ------------------ -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                   --                   --                   --
     Realized gains (losses) on sale of
        investments                              (39,528,555)           4,489,424            2,261,367           (1,887,551)
                                           ------------------ -------------------- -------------------- --------------------
           Net realized gains (losses)           (39,528,555)           4,489,424            2,261,367           (1,887,551)
                                           ------------------ -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          (246,366,960)         (77,648,493)         (86,014,482)         (37,450,859)
                                           ------------------ -------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                          (285,895,515)         (73,159,069)         (83,753,115)         (39,338,410)
                                           ------------------ -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (290,450,437)       $ (64,898,313)       $ (84,424,147)       $ (38,485,115)
                                           ================== ==================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                          MIST
MIST MORGAN STANLEY        MIST OPPENHEIMER    PIMCO INFLATION                 MIST                             MIST PIONEER
     MID CAP GROWTH    CAPITAL APPRECIATION     PROTECTED BOND   PIMCO TOTAL RETURN    MIST PIONEER FUND    STRATEGIC INCOME
        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
          $ 581,818               $ 215,460       $ 14,184,953       $ 53,195,033          $ 1,595,395        $ 22,813,221
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
          1,276,964               2,500,114         11,755,082         26,947,647            1,642,500           6,009,671
            248,218                 439,740          2,180,955          4,902,489              357,469           1,303,696
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
          1,525,182               2,939,854         13,936,037         31,850,136            1,999,969           7,313,367
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
           (943,364)             (2,724,394)           248,916         21,344,897             (404,574)         15,499,854
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
          2,603,019                      --         40,424,584         61,428,406                   --           3,048,412
            644,261              (7,215,537)         3,706,477          1,619,328                2,955             234,582
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
          3,247,280              (7,215,537)        44,131,061         63,047,734                2,955           3,282,994
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
        (12,429,566)              4,937,085         34,838,493        (55,437,622)          (8,916,886)         (9,616,858)
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
         (9,182,286)             (2,278,452)        78,969,554          7,610,112           (8,913,931)         (6,333,864)
---------------------- ----------------------- --------------- --------------------- -------------------- -------------------
      $ (10,125,650)           $ (5,002,846)      $ 79,218,470       $ 28,955,009         $ (9,318,505)        $ 9,165,990
====================== ======================= =============== ===================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                  MIST PYRAMIS        MIST RAINIER         MIST RCM    MIST SSGA GROWTH
                                             GOVERNMENT INCOME    LARGE CAP EQUITY       TECHNOLOGY      AND INCOME ETF
                                               SUB-ACCOUNT (a)         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ------------------- ---------------- -------------------
INVESTMENT INCOME:
     Dividends                                     $ 1,758,110           $ 198,102             $ --        $ 21,753,850
                                           -------------------- ------------------- ---------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                1,567,365             693,861        1,602,654          16,222,879
     Administrative charges                            324,648             130,564          284,864           3,195,620
                                           -------------------- ------------------- ---------------- -------------------
        Total expenses                               1,892,013             824,425        1,887,518          19,418,499
                                           -------------------- ------------------- ---------------- -------------------
           Net investment income (loss)               (133,903)           (626,323)      (1,887,518)          2,335,351
                                           -------------------- ------------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                     3,901,311                  --               --          23,371,511
     Realized gains (losses) on sale of
        investments                                     (2,100)            506,257        2,692,086           3,797,614
                                           -------------------- ------------------- ---------------- -------------------
           Net realized gains (losses)               3,899,211             506,257        2,692,086          27,169,125
                                           -------------------- ------------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                               6,372,332          (2,839,226)     (14,827,788)        (43,866,906)
                                           -------------------- ------------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                              10,271,543          (2,332,969)     (12,135,702)        (16,697,781)
                                           -------------------- ------------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 10,137,640        $ (2,959,292)   $ (14,023,220)      $ (14,362,430)
                                           ==================== =================== ================ ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

       MIST SSGA    MIST T. ROWE PRICE    MIST T. ROWE PRICE    MIST THIRD AVENUE       MIST TURNER    MIST VAN KAMPEN
      GROWTH ETF       LARGE CAP VALUE        MID CAP GROWTH      SMALL CAP VALUE    MID CAP GROWTH           COMSTOCK
     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
  $   6,115,664           $ 3,767,843                  $ --          $ 3,488,824              $ --        $ 2,811,648
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
      5,066,271             7,262,842             6,123,198            4,341,109         1,231,450          3,204,789
        975,344               926,943             1,137,305              774,364           225,079            641,685
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
      6,041,615             8,189,785             7,260,503            5,115,473         1,456,529          3,846,474
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
         74,049            (4,421,942)           (7,260,503)          (1,626,649)       (1,456,529)        (1,034,826)
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
             --                    --            12,070,995                   --                --                 --
      2,402,527            (7,384,308)            6,453,242            1,034,386         1,449,705            900,637
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
      2,402,527            (7,384,308)           18,524,237            1,034,386         1,449,705            900,637
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
    (19,223,624)          (17,691,215)          (28,498,595)         (33,815,082)       (8,573,460)        (8,468,416)
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
    (16,821,097)          (25,075,523)           (9,974,358)         (32,780,696)       (7,123,755)        (7,567,779)
---------------- --------------------- --------------------- -------------------- ----------------- ------------------
$   (16,747,048)        $ (29,497,465)        $ (17,234,861)       $ (34,407,345)     $ (8,580,284)      $ (8,602,605)
================ ===================== ===================== ==================== ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                       MSF BARCLAYS
                                                     MSF ARTIO    CAPITAL AGGREGATE MSF BLACKROCK   MSF BLACKROCK
                                           INTERNATIONAL STOCK           BOND INDEX   BOND INCOME LARGE CAP VALUE
                                                   SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                           ---------------------- ----------------- ------------- ------------------
INVESTMENT INCOME:
     Dividends                                        $ 55,506          $ 3,690,813   $ 1,911,718        $ 34,801
                                           ---------------------- ----------------- ------------- ------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                   47,767            1,479,246       751,736          39,841
     Administrative charges                              8,206              263,622       109,750              --
                                           ---------------------- ----------------- ------------- ------------------
        Total expenses                                  55,973            1,742,868       861,486          39,841
                                           ---------------------- ----------------- ------------- ------------------
           Net investment income (loss)                   (467)           1,947,945     1,050,232          (5,040)
                                           ---------------------- ----------------- ------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                            --                   --            --              --
     Realized gains (losses) on sale of
        investments                                   (261,978)             315,491       209,734         (83,604)
                                           ---------------------- ----------------- ------------- ------------------
           Net realized gains (losses)                (261,978)             315,491       209,734         (83,604)
                                           ---------------------- ----------------- ------------- ------------------
     Change in unrealized gains (losses)
        on investments                                (504,227)           4,224,865     1,003,839         126,889
                                           ---------------------- ----------------- ------------- ------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                                (766,205)           4,540,356     1,213,573          43,285
                                           ---------------------- ----------------- ------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (766,672)         $ 6,488,301   $ 2,263,805        $ 38,245
                                           ====================== ================= ============= ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

     MSF BLACKROCK
  LEGACY LARGE CAP    MSF BLACKROCK        MSF DAVIS           MSF FI    MSF JENNISON    MSF LOOMIS SAYLES
            GROWTH     MONEY MARKET    VENTURE VALUE    VALUE LEADERS          GROWTH       SMALL CAP CORE
       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
------------------- ---------------- ---------------- ---------------- --------------- --------------------
          $ 19,452             $ --      $ 6,227,875         $ 49,540       $ 141,295                 $ --
------------------- ---------------- ---------------- ---------------- --------------- --------------------
           166,353        8,087,581        8,376,937           74,185       3,385,040              140,438
            25,914        1,492,129        1,512,147           12,202         619,009               23,379
------------------- ---------------- ---------------- ---------------- --------------- --------------------
           192,267        9,579,710        9,889,084           86,387       4,004,049              163,817
------------------- ---------------- ---------------- ---------------- --------------- --------------------
          (172,815)      (9,579,710)      (3,661,209)         (36,847)     (3,862,754)            (163,817)
------------------- ---------------- ---------------- ---------------- --------------- --------------------
                --               --               --               --              --                   --
           528,200               --        3,865,479         (166,827)      4,303,744              236,293
------------------- ---------------- ---------------- ---------------- --------------- --------------------
           528,200               --        3,865,479         (166,827)      4,303,744              236,293
------------------- ---------------- ---------------- ---------------- --------------- --------------------
        (1,851,168)              --      (37,130,418)        (198,036)     (4,175,864)            (316,577)
------------------- ---------------- ---------------- ---------------- --------------- --------------------
        (1,322,968)              --      (33,264,939)        (364,863)        127,880              (80,284)
------------------- ---------------- ---------------- ---------------- --------------- --------------------
      $ (1,495,783)    $ (9,579,710)   $ (36,926,148)      $ (401,710)   $ (3,734,874)          $ (244,101)
=================== ================ ================ ================ =============== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                MSF MET/DIMENSIONAL     MSF METLIFE            MSF METLIFE
                                             MSF MET/ARTISAN    INTERNATIONAL SMALL    CONSERVATIVE        CONSERVATIVE TO
                                               MID CAP VALUE                COMPANY      ALLOCATION    MODERATE ALLOCATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT     SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------- ---------------------- --------------- ----------------------
INVESTMENT INCOME:
     Dividends                                   $ 1,741,269              $ 907,526       $ 236,324              $ 171,242
                                           ------------------- ---------------------- --------------- ----------------------
EXPENSES:
     Mortality and expense risk and
        other charges                              3,029,553                627,146         143,834                120,041
     Administrative charges                          516,341                116,420          24,820                 19,954
                                           ------------------- ---------------------- --------------- ----------------------
        Total expenses                             3,545,894                743,566         168,654                139,995
                                           ------------------- ---------------------- --------------- ----------------------
           Net investment income (loss)           (1,804,625)               163,960          67,670                 31,247
                                           ------------------- ---------------------- --------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --              1,730,699              --                     --
     Realized gains (losses) on sale of
        investments                               (4,721,063)               198,540         122,681                249,879
                                           ------------------- ---------------------- --------------- ----------------------
           Net realized gains (losses)            (4,721,063)             1,929,239         122,681                249,879
                                           ------------------- ---------------------- --------------- ----------------------
     Change in unrealized gains (losses)
        on investments                            16,718,666            (11,314,641)        (26,700)              (318,879)
                                           ------------------- ---------------------- --------------- ----------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            11,997,603             (9,385,402)         95,981                (69,000)
                                           ------------------- ---------------------- --------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 10,192,978           $ (9,221,442)      $ 163,651              $ (37,753)
                                           =================== ====================== =============== ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                           MSF METLIFE
           MSF METLIFE            MSF METLIFE              MODERATE TO     MSF METLIFE                 MSF
   MID CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION     STOCK INDEX    MFS TOTAL RETURN    MSF MFS VALUE
           SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
            $ 550,689              $ 721,556                $ 789,069     $ 5,548,456         $ 1,033,373        $ 709,258
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
            1,022,609                700,010                  813,281       5,337,683             540,834          663,152
              139,132                118,116                  137,443         752,089              71,662           97,445
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
            1,161,741                818,126                  950,724       6,089,772             612,496          760,597
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
             (611,052)               (96,570)                (161,655)       (541,316)            420,877          (51,339)
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
            3,157,993                     --                       --       2,271,145                  --               --
              518,373                 92,206                 (336,754)      3,950,861            (473,539)         110,867
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
            3,676,366                 92,206                 (336,754)      6,222,006            (473,539)         110,867
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
           (6,803,063)            (1,412,843)              (2,412,130)     (6,858,838)            350,834         (361,758)
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
           (3,126,697)            (1,320,637)              (2,748,884)       (636,832)           (122,705)        (250,891)
---------------------- ---------------------- ------------------------ --------------- ------------------- ----------------
         $ (3,737,749)          $ (1,417,207)            $ (2,910,539)   $ (1,178,148)          $ 298,172       $ (302,230)
====================== ====================== ======================== =============== =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                      MSF NEUBERGER
                                              MSF MORGAN STANLEY     MSF NEUBERGER           BERMAN    MSF OPPENHEIMER
                                                      EAFE INDEX    BERMAN GENESIS    MID CAP VALUE      GLOBAL EQUITY
                                                     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                           --------------------- ----------------- ---------------- ------------------
INVESTMENT INCOME:
     Dividends                                      $ 1,548,769          $ 76,218         $ 17,362          $ 190,404
                                           --------------------- ----------------- ---------------- ------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                   900,193           140,992           47,877            130,087
     Administrative charges                             131,738               768            8,109             26,569
                                           --------------------- ----------------- ---------------- ------------------
        Total expenses                                1,031,931           141,760           55,986            156,656
                                           --------------------- ----------------- ---------------- ------------------
           Net investment income (loss)                 516,838           (65,542)         (38,624)            33,748
                                           --------------------- ----------------- ---------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                             --                --               --                 --
     Realized gains (losses) on sale of
        investments                                    (214,534)         (367,718)          11,924             32,088
                                           --------------------- ----------------- ---------------- ------------------
           Net realized gains (losses)                 (214,534)         (367,718)          11,924             32,088
                                           --------------------- ----------------- ---------------- ------------------
     Change in unrealized gains (losses)
        on investments                              (11,175,105)          835,096         (341,843)        (1,057,952)
                                           --------------------- ----------------- ---------------- ------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                              (11,389,639)          467,378         (329,919)        (1,025,864)
                                           --------------------- ----------------- ---------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (10,872,801)        $ 401,836       $ (368,543)        $ (992,116)
                                           ===================== ================= ================ ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                     MSF VAN ECK    MSF WESTERN ASSET
                 MSF    MSF T. ROWE PRICE    MSF T. ROWE PRICE    GLOBAL NATURAL           MANAGEMENT    NEUBERGER BERMAN
  RUSSELL 2000 INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES      U.S. GOVERNMENT             GENESIS
         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
           $ 517,942                 $ --                 $ --       $ 1,119,297          $ 2,915,549                $ 75
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
             800,605               19,744              115,982         1,327,772            3,019,659                  78
             128,422                3,624               12,249           254,423              604,533                  --
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
             929,027               23,368              128,231         1,582,195            3,624,192                  78
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
            (411,085)             (23,368)            (128,231)         (462,898)            (708,643)                 (3)
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
                  --                   --                   --         9,644,428            7,909,122                 165
             817,885               50,572              674,320           (27,071)              78,138                 545
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
             817,885               50,572              674,320         9,617,357            7,987,260                 710
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
          (4,414,923)             (71,297)            (496,604)      (31,541,279)           1,445,269                (351)
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
          (3,597,038)             (20,725)             177,716       (21,923,922)           9,432,529                 359
--------------------- -------------------- -------------------- ----------------- -------------------- -------------------
        $ (4,008,123)           $ (44,093)            $ 49,485     $ (22,386,820)         $ 8,723,886               $ 356
===================== ==================== ==================== ================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   OPPENHEIMER VA      OPPENHEIMER VA
                                               OPPENHEIMER VA              GLOBAL         MAIN STREET    OPPENHEIMER VA
                                                    CORE BOND    STRATEGIC INCOME    SMALL- & MID-CAP       MAIN STREET
                                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                           ------------------- ------------------- ------------------- -----------------
INVESTMENT INCOME:
     Dividends                                          $ 588               $ 133           $ 276,384           $ 1,404
                                           ------------------- ------------------- ------------------- -----------------
EXPENSES:
     Mortality and expense risk and
        other charges                                     141                  57             851,220             1,539
     Administrative charges                                --                  --             192,728                --
                                           ------------------- ------------------- ------------------- -----------------
        Total expenses                                    141                  57           1,043,948             1,539
                                           ------------------- ------------------- ------------------- -----------------
           Net investment income (loss)                   447                  76            (767,564)             (135)
                                           ------------------- ------------------- ------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                           --                  51                  --                --
     Realized gains (losses) on sale of
        investments                                      (199)                  7             203,212               433
                                           ------------------- ------------------- ------------------- -----------------
           Net realized gains (losses)                   (199)                 58             203,212               433
                                           ------------------- ------------------- ------------------- -----------------
     Change in unrealized gains (losses)
        on investments                                    420                (154)         (2,478,847)           (1,737)
                                           ------------------- ------------------- ------------------- -----------------
     Net realized and change in
        unrealized gains (losses)
        on investments                                    221                 (96)         (2,275,635)           (1,304)
                                           ------------------- ------------------- ------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                       $ 668               $ (20)       $ (3,043,199)         $ (1,439)
                                           =================== =================== =================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

  OPPENHEIMER VA     PIONEER VCT         PIONEER VCT      PIONEER VCT    PIONEER VCT IBBOTSON    PIONEER VCT IBBOTSON
           MONEY    CULLEN VALUE    EMERGING MARKETS    EQUITY INCOME       GROWTH ALLOCATION     MODERATE ALLOCATION
     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
            $ 11        $ 15,238                $ --          $ 7,468               $ 365,410               $ 676,566
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
           1,612          26,199              12,074            5,131                 263,900                 350,218
              --           5,234               2,184              917                  47,009                  67,832
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
           1,612          31,433              14,258            6,048                 310,909                 418,050
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
          (1,601)        (16,195)            (14,258)           1,420                  54,501                 258,516
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
              --              --                  --               --                      --                      --
              --          66,099             130,082           25,366                 570,575                 478,836
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
              --          66,099             130,082           25,366                 570,575                 478,836
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
              --        (151,331)           (342,409)          (8,175)             (1,522,642)             (1,687,092)
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
              --         (85,232)           (212,327)          17,191                (952,067)             (1,208,256)
----------------- --------------- ------------------- ---------------- ----------------------- -----------------------
        $ (1,601)     $ (101,427)         $ (226,585)        $ 18,611              $ (897,566)             $ (949,740)
================= =============== =================== ================ ======================= =======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 PIONEER VCT           PIONEER VCT    T. ROWE PRICE          T. ROWE PRICE
                                               MID CAP VALUE    REAL ESTATE SHARES     GROWTH STOCK    INTERNATIONAL STOCK
                                                 SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------ --------------------- ---------------- ----------------------
INVESTMENT INCOME:
     Dividends                                     $ 314,721               $ 5,109          $ 1,350               $ 10,170
                                           ------------------ --------------------- ---------------- ----------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                574,581                 3,029           60,632                  7,506
     Administrative charges                          122,176                   561               --                     --
                                           ------------------ --------------------- ---------------- ----------------------
        Total expenses                               696,757                 3,590           60,632                  7,506
                                           ------------------ --------------------- ---------------- ----------------------
           Net investment income (loss)             (382,036)                1,519          (59,282)                 2,664
                                           ------------------ --------------------- ---------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                    --               --                     --
     Realized gains (losses) on sale of
        investments                                 (196,587)               38,424          190,162                  7,435
                                           ------------------ --------------------- ---------------- ----------------------
           Net realized gains (losses)              (196,587)               38,424          190,162                  7,435
                                           ------------------ --------------------- ---------------- ----------------------
     Change in unrealized gains (losses)
        on investments                            (3,104,961)              (16,981)        (236,045)              (113,333)
                                           ------------------ --------------------- ---------------- ----------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            (3,301,548)               21,443          (45,883)              (105,898)
                                           ------------------ --------------------- ---------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,683,584)             $ 22,962       $ (105,165)            $ (103,234)
                                           ================== ===================== ================ ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

  T. ROWE PRICE
  PRIME RESERVE    UIF U.S. REAL ESTATE
    SUB-ACCOUNT             SUB-ACCOUNT
---------------- -----------------------
          $ 138               $ 630,905
---------------- -----------------------
         10,109                 902,788
             --                 185,328
---------------- -----------------------
         10,109               1,088,116
---------------- -----------------------
         (9,971)               (457,211)
---------------- -----------------------
             --                      --
             --              (1,101,621)
---------------- -----------------------
             --              (1,101,621)
---------------- -----------------------
             --               4,597,096
---------------- -----------------------
             --               3,495,475
---------------- -----------------------
       $ (9,971)            $ 3,038,264
================ =======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                             ALGER SMALL CAP GROWTH            AMERICAN FUNDS BOND  AMERICAN FUNDS GLOBAL GROWTH
                                                        SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                    ------------------------------- ------------------------------ -----------------------------
                                              2011            2010           2011            2010           2011           2010
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (758,722)   $   (711,530) $     2,043,442  $  1,503,647  $    (261,336)   $     62,593
  Net realized gains (losses)              589,725        (350,422)         133,811        71,340        139,485        (242,233)
  Change in unrealized gains
     (losses) on investments            (2,252,972)     12,464,995        2,454,102     1,549,414    (21,700,254)     18,852,792
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (2,421,969)     11,403,043        4,631,355     3,124,401    (21,822,105)     18,673,152
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,195,218       2,401,744       26,822,933    23,293,244     38,770,989      31,999,173
  Net transfers (including fixed
     account)                           (2,247,756)     (1,760,881)       5,124,082     6,626,017     (3,648,129)      1,300,586
  Contract charges                          (9,537)        (11,016)        (691,655)     (386,206)    (1,345,286)       (988,637)
  Transfers for contract benefits
     and terminations                   (4,301,291)     (5,259,755)      (5,392,500)   (3,667,017)   (13,936,933)     (9,981,482)
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (4,363,366)     (4,629,908)      25,862,860    25,866,038     19,840,641      22,329,640
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets                    (6,785,335)      6,773,135       30,494,215    28,990,439     (1,981,464)     41,002,792
NET ASSETS:
  Beginning of year                     58,325,342      51,552,207       86,203,052    57,212,613    202,441,649     161,438,857
                                    ----------------- ------------- ---------------- ------------- ---------------- ------------
  End of year                         $ 51,540,007    $ 58,325,342  $   116,697,267  $ 86,203,052  $ 200,460,185    $202,441,649
                                    ================= ============= ================ ============= ================ ============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                  AMERICAN FUNDS
     GLOBAL SMALL CAPITALIZATION             AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME           DWS I INTERNATIONAL
                     SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------------- --------------------------------- --------------------------------- -----------------------------
        2011            2010             2011             2010              2011             2010            2011          2010
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
  $    (14,877)    $     262,137   $   (5,010,575)  $   (3,431,734)  $      261,058    $      54,092   $      91,330  $    171,534
      (139,499)         (620,368)         744,451         (567,706)        (342,536)        (942,084)       (869,544)     (987,076)
   (18,293,274)       13,607,870      (30,897,273)      84,253,153       (9,057,767)      24,414,298      (2,685,393)      751,044
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
   (18,447,650)       13,249,639      (35,163,397)      80,253,713       (9,139,245)      23,526,306      (3,463,607)      (64,498)
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
    19,626,995        15,736,532      115,426,011      107,355,899       42,544,277       42,925,104         950,444     1,099,752
       398,603        (1,915,026)     (29,884,170)      (6,071,807)      (5,609,275)      (1,498,795)     (1,144,150)     (923,121)
      (427,554)         (292,049)      (4,084,418)      (2,705,735)      (1,707,745)      (1,248,617)         (2,577)       (3,204)
    (4,931,431)       (4,804,773)     (37,670,320)     (29,767,957)     (20,211,054)     (16,881,959)     (1,643,588)   (1,991,327)
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
    14,666,613         8,724,684       43,787,103       68,810,400       15,016,203       23,295,733      (1,839,871)   (1,817,900)
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
    (3,781,037)       21,974,323        8,623,706      149,064,113        5,876,958       46,822,039      (5,303,478)   (1,882,398)
    80,582,925        58,608,602      568,813,924      419,749,811      266,511,951      219,689,912      20,962,763    22,845,161
----------------- --------------- ---------------- ---------------- ---------------- ---------------- --------------- -------------
  $ 76,801,888     $  80,582,925   $  577,437,630   $  568,813,924   $  272,388,909    $ 266,511,951   $  15,659,285  $ 20,962,763
================= =============== ================ ================ ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                          FEDERATED HIGH INCOME BOND       FEDERATED KAUFMAN    FEDERATED MANAGED VOLATILITY
                                                         SUB-ACCOUNT             SUB-ACCOUNT                     SUB-ACCOUNT
                                    --------------------------------- ----------------------- -------------------------------
                                             2011            2010        2011       2010 (a)      2011           2010 (a)
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                  $    2,191     $    1,812     $   (200)  $     (834)  $    394       $       (139)
  Net realized gains (losses)                   (29)           (31)         289          (21)       506                (39)
  Change in unrealized gains
     (losses) on investments                 (1,062)         1,676      (11,209)      10,091       (338)             1,123
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
     Net increase (decrease)
       in net assets resulting
       from operations                        1,100          3,457      (11,120)       9,236        562                945
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                        --             --           --           --         --                 --
  Net transfers (including fixed
     account)                                    --             --           --       76,417         --             18,638
  Contract charges                               --             --           --           --         --                 --
  Transfers for contract benefits
     and terminations                          (148)          (137)     (10,300)      (5,779)    (5,250)            (5,725)
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions              (148)          (137)     (10,300)      70,638     (5,250)            12,913
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
     Net increase (decrease)
       in net assets                            952          3,320      (21,420)      79,874     (4,688)            13,858
NET ASSETS:
  Beginning of year                          29,620         26,300       79,874           --     13,858                 --
                                    ------------------ -------------- ----------- ----------- ---------- --------------------
  End of year                            $   30,572     $   29,620     $ 58,454    $  79,874   $  9,170       $      13,858
                                    ================== ============== =========== =========== ========== ====================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

     FIDELITY VIP ASSET MANAGER           FIDELITY VIP CONTRAFUND    FIDELITY VIP EQUITY-INCOME     FIDELITY VIP FUNDSMANAGER 60%
                    SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT                       SUB-ACCOUNT
---------------------------------- --------------------------------- ----------------------------- ---------------------------------
          2011             2010             2011             2010           2011           2010             2011             2010
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
  $    511,945     $    303,216     $  (1,296,078)   $    (350,918)   $    58,837    $    21,440    $      600,418   $    3,900,321
      (114,708)      (1,337,144)          324,914       (2,817,261)      (193,847)      (368,831)        5,666,461        2,447,161
    (3,867,894)      12,924,187       (14,734,080)      54,045,265        111,818      1,122,280       (97,698,668)      84,722,208
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
    (3,470,657)      11,890,259       (15,705,244)      50,877,086        (23,192)       774,889       (91,431,789)      91,069,690
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
     2,242,677        2,625,696        66,896,925       48,392,314         11,403         42,332           325,716          605,734
    (2,633,327)      (3,532,576)      (11,240,997)      (4,433,949)      (133,527)      (216,013)    1,556,302,089    1,058,443,175
       (15,697)         (17,088)       (1,174,938)        (680,969)            --             --                --               --
   (10,836,548)     (11,293,877)      (29,990,377)     (27,989,530)      (715,517)      (789,438)      (50,193,438)      (9,735,236)
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
   (11,242,895)     (12,217,845)       24,490,613       15,287,866       (837,641)      (963,119)    1,506,434,367    1,049,313,673
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
   (14,713,552)        (327,586)        8,785,369       66,164,952       (860,833)      (188,230)    1,415,002,578    1,140,383,363
   101,784,889      102,112,475       379,741,596      313,576,644      6,350,751      6,538,981     1,176,598,687       36,215,324
----------------- ---------------- ---------------- ---------------- -------------- -------------- ---------------- ----------------
  $ 87,071,337     $101,784,889     $ 388,526,965    $ 379,741,596    $ 5,489,918    $ 6,350,751    $2,591,601,265   $1,176,598,687
================= ================ ================ ================ ============== ============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                 FIDELITY VIP GROWTH          FIDELITY VIP INDEX 500           FIDELITY VIP MID CAP
                                                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                    ----------------------------------- ------------------------------- ----------------------------
                                             2011             2010            2011            2010            2011         2010
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income              $   (1,417,890)    $ (1,406,064)    $   340,934     $   349,575    $ (2,971,340) $  (1,744,848)
  Net realized gains (losses)               884,027       (2,035,626)      1,978,834         747,147         601,363        558,154
  Change in unrealized gains
     (losses) on investments               (550,967)      30,948,642      (1,800,840)      7,212,312     (27,710,709)    36,279,089
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (1,084,830)      27,506,952         518,928       8,309,034     (30,080,686)    35,092,395
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 4,613,592        5,252,607              --               1      84,544,039     56,263,722
  Net transfers (including fixed
     account)                            (5,842,980)      (4,311,860)     (2,671,332)     (2,819,598)      8,245,925       (555,816)
  Contract charges                          (26,150)         (28,747)        (26,798)        (29,920)     (1,401,929)      (681,019)
  Transfers for contract benefits
     and terminations                   (13,070,427)     (11,675,407)     (6,260,083)     (7,037,362)    (10,852,385)    (6,657,156)
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (14,325,965)     (10,763,407)     (8,958,213)     (9,886,879)     80,535,650     48,369,731
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
     Net increase (decrease)
       in net assets                    (15,410,795)      16,743,545      (8,439,285)     (1,577,845)     50,454,964     83,462,126
NET ASSETS:
  Beginning of year                     147,385,504      130,641,959      68,501,202      70,079,047     187,246,537    103,784,411
                                    ------------------ ---------------- --------------- --------------- ------------- --------------
  End of year                        $  131,974,709     $147,385,504     $60,061,917     $68,501,202    $237,701,501   $187,246,537
                                    ================== ================ =============== =============== ============= ==============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                                   FTVIPT FRANKLIN
       FIDELITY VIP MONEY MARKET           FIDELITY VIP OVERSEAS   FTVIPT FRANKLIN INCOME SECURITIES    SMALL CAP VALUE SECURITIES
                     SUB-ACCOUNT                     SUB-ACCOUNT                         SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------------- -------------------------------- --------------------------------- -----------------------------
        2011             2010            2011             2010             2011             2010            2011          2010
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
 $   (1,660,100)    $  (1,226,178)   $     5,521    $        7,515    $   8,496,674    $   7,805,972    $   (259,755)   $  (118,159)
             --            49,334       (104,330)         (210,565)        (590,708)        (465,020)        101,526         54,701
             --                --       (960,730)          839,726       (6,749,757)       9,173,322      (1,417,162)     5,414,279
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
     (1,660,100)       (1,176,844)    (1,059,539)          636,676        1,156,209       16,514,274      (1,575,391)     5,350,821
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
  1,568,008,145     1,083,470,105        103,836           110,002       45,663,083       31,740,127      23,006,081     10,270,768
 (1,556,656,184)   (1,061,048,748)       (87,158)         (181,503)      (2,184,733)       5,350,734       1,010,586      1,603,361
         (4,824)           (5,638)           (67)              (61)      (1,049,154)        (644,646)       (256,017)      (115,372)
     (3,962,238)       (4,468,030)      (559,156)         (581,613)     (13,522,903)     (10,503,367)     (1,198,205)      (596,198)
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
      7,384,899        17,947,689       (542,545)         (653,175)      28,906,293       25,942,848      22,562,445     11,162,559
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
      5,724,799        16,770,845     (1,602,084)          (16,499)      30,062,502       42,457,122      20,987,054     16,513,380
     67,343,833        50,572,988      6,266,276         6,282,775      176,548,647      134,091,525      29,718,643     13,205,263
------------------ ---------------- -------------- ----------------- ---------------- ---------------- --------------- -------------
 $   73,068,632     $  67,343,833    $ 4,664,192    $    6,266,276    $ 206,611,149    $ 176,548,647    $ 50,705,697    $29,718,643
================== ================ ============== ================= ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                            FTVIPT                            FTVIPT
                                     FTVIPT MUTUAL SHARES SECURITIES  TEMPLETON FOREIGN SECURITIES  TEMPLETON GLOBAL BOND SECURITIES
                                                         SUB-ACCOUNT                   SUB-ACCOUNT                       SUB-ACCOUNT
                                    --------------------------------  ---------------------------- ---------------------------------
                                            2011            2010           2011          2010            2011              2010
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income               $   1,169,609    $    168,266   $    (74,353)  $    43,547    $   4,852,832     $     25,325
  Net realized gains (losses)              (500,071)       (385,340)      (516,658)     (879,380)       1,120,261          228,957
  Change in unrealized gains
     (losses) on investments             (3,755,460)      9,513,224     (8,701,781)    5,846,879       (9,853,802)       7,083,996
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (3,085,922)      9,296,150     (9,292,792)    5,011,046       (3,880,709)       7,338,278
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                20,541,859      16,708,584      9,125,144    10,323,305       61,416,989       32,227,307
  Net transfers (including fixed
     account)                              (667,238)      2,264,306     (2,125,671)     (388,389)        (886,838)       7,610,097
  Contract charges                         (591,511)       (388,319)      (728,559)     (619,064)        (791,985)        (359,384)
  Transfers for contract benefits
     and terminations                    (8,171,464)     (5,928,025)    (7,652,688)   (5,158,694)      (4,165,593)      (3,158,181)
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        11,111,646       12,656,546    (1,381,774)    4,157,158      55,572,573        36,319,839
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
     Net increase (decrease)
       in net assets                      8,025,724       21,952,696   (10,674,566)    9,168,204      51,691,864        43,658,117
NET ASSETS:
  Beginning of year                     110,507,146       88,554,450    79,683,759    70,515,555      88,294,177        44,636,060
                                    ------------------ -------------  ------------- -------------- ---------------- ----------------
  End of year                         $ 118,532,870    $ 110,507,146  $ 69,009,193   $79,683,759   $ 139,986,041     $  88,294,177
                                    ================== =============  ============= ============== ================ ================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

INVESCO V.I. CAPITAL APPRECIATION  INVESCO V.I. CORE EQUITY  INVESCO V.I. GLOBAL REAL ESTATE  INVESCO V.I. INTERNATIONAL GROWTH
                      SUB-ACCOUNT               SUB-ACCOUNT                      SUB-ACCOUNT                        SUB-ACCOUNT
---------------------------------- ------------------------- -------------------------------- ----------------------------------
       2011                2010          2011         2010          2011              2010           2011                 2010
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
$    (1,637)    $            (951)  $   (1,633)   $  (1,724) $    343,942    $      262,267   $    (375,504)    $       562,475
     (3,874)               (6,842)      11,751          604       (46,041)          (35,497)         32,969              41,708
     (5,937)               26,623      (11,037)      31,231    (1,422,533)          795,938     (12,319,548)         10,609,535
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
    (11,448)               18,830         (919)      30,111    (1,124,632)        1,022,708     (12,662,083)         11,213,718
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
         --                    --           --           --     6,005,892         3,138,876      56,370,768          36,782,367
    (20,997)                  (43)     (39,898)      (4,682)      (12,840)          418,871       4,565,787           2,732,799
         --                    --           --           --       (81,075)          (40,040)       (970,089)           (509,705)
     (9,137)              (33,542)     (76,355)     (39,341)     (348,215)         (298,589)     (5,093,398)         (3,646,505)
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
    (30,134)              (33,585)    (116,253)     (44,023)    5,563,762         3,219,118      54,873,068          35,358,956
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
    (41,582)              (14,755)    (117,172)     (13,912)    4,439,130         4,241,826      42,210,985          46,572,674
    142,665               157,420      393,933      407,845     9,028,134         4,786,308     111,888,065          65,315,391
-------------- ------------------- -------------- ---------- --------------- ---------------- ---------------- -----------------
$   101,083     $         142,665   $  276,761    $ 393,933  $ 13,467,264    $    9,028,134   $ 154,099,050     $   111,888,065
============== =================== ============== ========== =============== ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                     INVESCO V.I.                    INVESCO V.I.                   INVESCO V.I.
                                        VAN KAMPEN CAPITAL GROWTH    VAN KAMPEN EQUITY AND INCOME   VAN KAMPEN GROWTH AND INCOME
                                                      SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                    ------------------------------ -------------------------------- -----------------------------
                                            2011          2010             2011            2010            2011           2010
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income               $    (1,498)   $  (1,663)     $   1,105,533    $   1,428,806   $    (448,610)  $ (1,665,286)
  Net realized gains (losses)               3,562         (661)           165,761         (177,941)         52,684          5,754
  Change in unrealized gains
     (losses) on investments               (8,828)      22,436        (12,908,159)      29,567,980      (6,271,491)    16,781,592
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                     (6,764)      20,112        (11,636,865)      30,818,845      (6,667,417)    15,122,060
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                      --           --        111,202,758       75,371,131      62,478,371     40,927,969
  Net transfers (including fixed
     account)                              (6,034)         (50)        (2,279,723)       7,697,762       1,514,669      4,412,046
  Contract charges                             --           --         (2,133,106)      (1,230,553)     (1,166,088)      (662,294)
  Transfers for contract benefits
     and terminations                     (27,933)      (6,344)       (25,920,610)     (16,932,459)    (10,258,582)    (6,967,310)
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         (33,967)      (6,394)        80,869,319       64,905,881      52,568,370     37,710,411
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets                      (40,731)      13,718         69,232,454       95,724,726      45,900,953     52,832,471
NET ASSETS:
  Beginning of year                       130,764      117,046        345,124,808      249,400,082     160,437,278    107,604,807
                                    --------------- -------------- ---------------- --------------- ---------------- ------------
  End of year                         $    90,033    $ 130,764      $ 414,357,262    $ 345,124,808   $ 206,338,231   $160,437,278
                                    =============== ============== ================ =============== ================ =============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                  INVESCO V.I.                                                 LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
      VAN KAMPEN MID CAP VALUE            JANUS ASPEN WORLDWIDE        VARIABLE AGGRESSIVE GROWTH            VARIABLE APPRECIATION
                   SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
--------------------------------- -------------------------------- --------------------------------- -------------------------------
       2011            2010            2011             2010             2011             2010             2011           2010
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
 $    (231,700)    $  (112,096)    $    (15)        $       (15)    $ (2,121,777)    $ (1,834,353)    $    710,741     $    518,708
        49,468          20,908          228                  51        1,220,007         (729,737)          17,260          (46,528)
       (11,067)      4,289,045       (1,006)                785        2,212,582       31,554,611        1,216,439       15,933,466
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
      (193,299)      4,197,857         (793)                821        1,310,812       28,990,521        1,944,440       16,405,646
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
    19,778,205       9,830,122           --                  --       31,433,565       18,895,526       66,280,713       46,471,592
       867,671        (335,610)          --                  --      (12,545,454)      (4,987,849)      (3,565,680)       2,718,317
      (246,886)       (125,359)          --                  --         (735,665)        (470,056)      (1,155,731)        (576,020)
    (1,330,618)       (829,616)        (963)               (600)     (15,095,955)      (9,662,148)     (12,449,875)      (8,050,441)
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
    19,068,372       8,539,537         (963)               (600)       3,056,491        3,775,473       49,109,427       40,563,448
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
    18,875,073      12,737,394       (1,756)                221        4,367,303       32,765,994       51,053,867       56,969,094
    28,139,044      15,401,650        6,506               6,285      156,471,918      123,705,924      173,626,503      116,657,409
----------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------
 $  47,014,117     $28,139,044     $  4,750         $     6,506     $160,839,221     $156,471,918     $224,680,370     $173,626,503
================= =============== ================ =============== ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                 LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
                                     VARIABLE EQUITY INCOME BUILDER   VARIABLE FUNDAMENTAL ALL CAP VALUE   VARIABLE LARGE CAP GROWTH
                                                        SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                    -------------------------------- ----------------------------------- ---------------------------
                                            2011             2010           2011               2010           2011          2010
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income               $     1,791,940   $ 1,827,744   $     (55,381)  $        259,869    $  (71,048)    $ (100,014)
  Net realized gains (losses)              (2,420,420)   (2,284,460)       (429,752)          (692,388)      111,313        (67,178)
  Change in unrealized gains
     (losses) on investments                5,793,264     7,931,196      (7,192,709)        13,378,879      (159,581)       580,884
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
     Net increase (decrease)
       in net assets resulting
       from operations                      5,164,784     7,474,480      (7,677,842)        12,946,360      (119,316)       413,692
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  23,221,888    12,770,354      13,848,959         10,634,359         6,049         14,446
  Net transfers (including fixed
     account)                               2,286,092     1,171,468        (676,755)          (810,612)     (313,456)      (431,047)
  Contract charges                           (403,528)     (217,562)       (398,091)          (285,426)      (20,879)       (23,150)
  Transfers for contract benefits
     and terminations                      (7,953,294)   (5,138,178)     (8,906,368)        (6,214,856)     (944,135)      (727,111)
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions          17,151,158     8,586,082       3,867,745          3,323,465    (1,272,421)    (1,166,862)
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
     Net increase (decrease)
       in net assets                       22,315,942    16,060,562      (3,810,097)        16,269,825    (1,391,737)      (753,170)
NET ASSETS:
  Beginning of year                        81,006,913    64,946,351      99,528,233         83,258,408     6,065,533      6,818,703
                                    ------------------ ------------- --------------- ------------------- --------------  -----------
  End of year                          $  103,322,855   $81,006,913   $  95,718,136   $     99,528,233    $4,673,796     $6,065,533
                                    ================== ============= =============== =================== ==============  ===========

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

          LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE                  LMPVET INVESTMENT                              LMPVET
    VARIABLE LARGE CAP VALUE     VARIABLE SMALL CAP GROWTH  COUNSEL VARIABLE SOCIAL AWARENESS   VARIABLE LIFESTYLE ALLOCATION 50%
                 SUB-ACCOUNT                   SUB-ACCOUNT                        SUB-ACCOUNT                         SUB-ACCOUNT
----------------------------- ----------------------------- ---------------------------------- -----------------------------------
       2011           2010          2011           2010           2011             2010              2011              2010
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
  $    30,483    $    31,244   $  (565,686)   $   (391,996)  $   (1,981)        $     (1,958)   $    336,680      $       217,581
      (88,723)       (95,704)    1,083,054          96,515          (60)             (15,882)            400             (104,317)
      181,309        249,108      (664,423)      6,313,023       (4,843)              67,430        (529,056)           1,061,494
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
      123,069        184,648      (147,055)      6,017,542       (6,884)              49,590        (191,976)           1,174,758
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
      700,135        182,389    13,481,149       8,292,377           --                1,385      12,152,717            4,403,456
      562,360        (27,094)   (2,248,018)       (778,616)      35,549              (15,771)        179,357              941,570
      (12,473)        (9,719)     (264,709)       (153,607)        (226)                (275)        (59,683)              (3,210)
     (266,528)      (159,882)   (1,919,394)     (1,681,734)     (37,746)             (39,961)       (901,543)            (661,319)
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
      983,494        (14,306)    9,049,028       5,678,420       (2,423)             (54,622)     11,370,848            4,680,497
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
    1,106,563        170,342     8,901,973      11,695,962       (9,307)              (5,032)     11,178,872            5,855,255
    2,729,796      2,559,454    33,662,804      21,966,842      510,680              515,712      13,086,823            7,231,568
---------------- ------------ --------------- ------------- -------------- ------------------- --------------- -------------------
  $ 3,836,359    $ 2,729,796   $42,564,777    $ 33,662,804   $  501,373         $    510,680    $ 24,265,695      $    13,086,823
================ ============ =============== ============= ============== =================== =============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                            LMPVET                            LMPVET            LMPVIT WESTERN ASSET
                                 VARIABLE LIFESTYLE ALLOCATION 70% VARIABLE LIFESTYLE ALLOCATION 85% VARIABLE GLOBAL HIGH YIELD BOND
                                                       SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                 --------------------------------- --------------------------------- -------------------------------
                                        2011             2010            2011            2010              2011            2010
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $     8,826     $      14,214   $     130,678     $    197,005    $  4,580,657     $  4,279,019
  Net realized gains (losses)             5,813           (75,321)        528,464          (47,518)       (143,505)        (257,958)
  Change in unrealized gains
     (losses) on investments            (70,666)          464,939      (2,861,793)       7,347,126      (4,473,336)       2,633,790
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (56,027)          403,832      (2,202,651)       7,496,613         (36,184)       6,654,851
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 4,747            24,506      12,097,744        9,407,404      14,939,359       10,328,608
  Net transfers (including fixed
     account)                           195,887          (205,680)     (2,400,301)        (238,943)       (455,948)         685,318
  Contract charges                         (898)           (1,036)       (471,294)        (349,818)       (310,782)        (194,240)
  Transfers for contract benefits
     and terminations                  (452,053)         (273,685)     (3,179,175)      (1,856,668)     (5,511,049)      (4,631,610)
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (252,317)         (455,895)      6,046,974        6,961,975       8,661,580        6,188,076
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets                   (308,344)          (52,063)      3,844,323       14,458,588       8,625,396       12,842,927
NET ASSETS:
  Beginning of year                   3,395,287         3,447,350      62,035,149       47,576,561      61,092,507       48,249,580
                                 ----------------- --------------- ---------------- ---------------- --------------- ---------------
  End of year                       $ 3,086,943     $   3,395,287   $  65,879,472     $ 62,035,149    $ 69,717,903     $ 61,092,507
                                 ================= =============== ================ ================ =============== ===============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                   MIST
                                                                                      ALLIANCEBERNSTEIN
                       MFS VIT                      MFS VIT                              GLOBAL DYNAMIC
               INVESTORS TRUST                NEW DISCOVERY        MFS VIT RESEARCH          ALLOCATION
                   SUB-ACCOUNT                  SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
------------------------------ ---------------------------- ------------------------- -----------------
       2011            2010          2011          2010          2011         2010          2011 (b)
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
    $   (184)       $     (45)   $       (652)   $    (676)  $       (427)  $   (531)  $     (610,982)
         991             (490)          5,729        1,723         10,717      1,434        9,394,668
      (1,906)           3,782         (10,466)      13,838        (10,338)    14,248        9,200,376
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
      (1,099)           3,247          (5,389)      14,885            (48)    15,151       17,984,062
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
          --               --              --           --             --         --    1,370,076,882
          --               --            (100)        (323)        (5,113)        --      259,158,648
          --               --              --           --             --         --               --
      (8,311)         (12,601)             (2)     (13,188)       (62,085)   (13,820)      (7,840,515)
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
      (8,311)         (12,601)           (102)     (13,511)       (67,198)   (13,820)   1,621,395,015
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
      (9,410)          (9,354)         (5,491)       1,374        (67,246)     1,331    1,639,379,077
      43,404           52,758          46,865       45,491        112,388    111,057               --
------------------ ----------- ---------------- ----------- -------------- ---------- -----------------
    $ 33,994        $  43,404    $     41,374    $  46,865   $     45,142   $112,388   $1,639,379,077
================== =========== ================ =========== ============== ========== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                  MIST                        MIST                              MIST
                                    AMERICAN FUNDS BALANCED ALLOCATION         AMERICAN FUNDS BOND  AMERICAN FUNDS GROWTH ALLOCATION
                                                           SUB-ACCOUNT                 SUB-ACCOUNT                       SUB-ACCOUNT
                                    ----------------------------------- --------------------------- --------------------------------
                                               2011               2010           2011         2010           2011               2010
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income              $   (8,148,428)    $   (9,940,079)  $  1,772,310  $   122,992   $   (6,860,731) $   (8,649,027)
  Net realized gains (losses)             5,025,862          1,431,438      1,617,939      228,924       12,437,663       4,410,087
  Change in unrealized gains
     (losses) on investments           (116,302,276)       218,397,822     10,229,841    6,583,360     (101,766,516)    148,410,760
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (119,424,842)       209,889,181     13,620,090    6,935,276      (96,189,584)    144,171,820
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               523,778,640        780,028,567     60,184,302   95,186,014      136,704,110     180,475,839
  Net transfers (including fixed
     account)                           166,228,603        248,657,423     17,024,537   40,265,959      (25,932,866)     18,088,978
  Contract charges                      (28,232,190)       (14,036,590)    (3,186,027)  (1,541,781)     (13,959,734)    (11,094,760)
  Transfers for contract benefits
     and terminations                  (105,862,347)       (61,424,966)   (13,088,454)  (7,200,361)     (57,092,220)    (41,629,664)
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       555,912,706        953,224,434     60,934,358  126,709,831       39,719,290     145,840,393
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                    436,487,864      1,163,113,615     74,554,448  133,645,107      (56,470,294)    290,012,213
NET ASSETS:
  Beginning of year                   2,478,289,324      1,315,175,709    274,791,792  141,146,685    1,454,861,016   1,164,848,803
                                    ------------------ ---------------- ------------- ------------- ---------------- ---------------
  End of year                        $2,914,777,188     $2,478,289,324   $349,346,240 $274,791,792   $1,398,390,722  $1,454,861,016
                                    ================== ================ ============= ============= ================ ===============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                         MIST AQR    MIST BLACKROCK
                          MIST                          MIST                                MIST      GLOBAL RISK   GLOBAL TACTICAL
         AMERICAN FUNDS GROWTH  AMERICAN FUNDS INTERNATIONAL  AMERICAN FUNDS MODERATE ALLOCATION         BALANCED        STRATEGIES
                   SUB-ACCOUNT                   SUB-ACCOUNT                         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
------------------------------- ---------------------------- ----------------------------------- ---------------- ------------------
      2011            2010            2011          2010            2011             2010             2011 (b)           2011 (b)
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
$  (6,683,453)  $  (4,592,485)  $   (347,331)  $ (1,838,588) $       (28,571) $   (1,746,826)    $   17,479,259    $     5,656,760
    2,655,999         791,765      2,344,997        590,124       10,610,729         442,079          5,634,878         21,591,062
  (35,042,764)     65,409,390    (54,813,728)    18,687,175      (37,218,522)     99,071,297         20,725,299        (29,115,315)
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
  (39,070,218)     61,608,670    (52,816,062)    17,438,711      (26,636,364)     97,766,550         43,839,436         (1,867,493)
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
  118,207,908     154,860,118     58,161,459     99,256,032      278,554,313     427,726,570      1,541,397,716      2,424,219,934
   16,817,001      38,314,169      3,640,815     24,122,092       57,081,088     133,946,313        321,377,493        434,392,897
   (5,053,023)     (2,420,201)    (2,890,116)    (1,627,834)     (16,902,017)     (9,314,240)                --                 --
  (17,862,387)    (10,207,058)   (11,253,172)    (6,247,664)     (60,807,127)    (37,039,718)        (8,490,562)       (14,033,053)
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
  112,109,499     180,547,028     47,658,986    115,502,626      257,926,257     515,318,925      1,854,284,647      2,844,579,778
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
   73,039,281     242,155,698     (5,157,076)   132,941,337      231,289,893     613,085,475      1,898,124,083      2,842,712,285
  480,253,525     238,097,827    301,922,149    168,980,812    1,452,175,003     839,089,528                 --                 --
--------------- --------------- -------------- ------------- ---------------- ------------------ ---------------  ------------------
$ 553,292,806   $ 480,253,525   $296,765,073   $301,922,149  $1,683,464,896   $1,452,175,003     $1,898,124,083    $ 2,842,712,285
=============== =============== ============== ============= ================ ================== ===============  ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                             MIST
                                             BLACKROCK HIGH YIELD    MIST BLACKROCK LARGE CAP CORE   MIST CLARION GLOBAL REAL ESTATE
                                                      SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                  -------------------------------- -------------------------------- --------------------------------
                                          2011             2010           2011             2010             2011            2010
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income           $  10,002,346     $   5,677,284   $    (94,730)   $     (52,523)   $   3,272,703    $   6,777,671
  Net realized gains (losses)         3,149,049         7,521,614         12,317          (80,252)      (1,143,990)      (1,407,595)
  Change in unrealized gains
     (losses) on investments        (12,738,491)        4,162,987       (244,145)       1,037,963      (13,501,877)      10,898,100
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  412,904        17,361,885       (326,558)         905,188      (11,373,164)      16,268,176
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            36,299,074        48,324,470      4,493,594        3,102,112       24,528,504       25,322,980
  Net transfers (including fixed
     account)                        14,571,420        25,077,556        411,577        1,040,120        5,671,940        6,872,912
  Contract charges                   (1,755,621)         (890,146)      (109,131)         (53,878)      (1,165,427)        (743,161)
  Transfers for contract benefits
     and terminations               (10,270,239)       (7,785,000)    (1,233,221)        (458,682)      (9,545,551)      (6,511,048)
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    38,844,634        64,726,880      3,562,819        3,629,672       19,489,466       24,941,683
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                 39,257,538        82,088,765      3,236,261        4,534,860        8,116,302       41,209,859
NET ASSETS:
  Beginning of year                 182,367,303       100,278,538      9,613,588        5,078,728      139,330,754       98,120,895
                                  ----------------- -------------- --------------- ---------------- ---------------- ---------------
  End of year                     $ 221,624,841     $ 182,367,303   $ 12,849,849    $   9,613,588    $ 147,447,056    $ 139,330,754
                                  ================= ============== =============== ================ ================ ===============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                          MIST                            MIST
   MIST DREMAN SMALL CAP VALUE     GOLDMAN SACHS MID CAP VALUE    HARRIS OAKMARK INTERNATIONAL  MIST INVESCO SMALL CAP GROWTH
                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- ------------------------------
        2011            2010           2011            2010            2011            2010           2011            2010
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
  $    (19,680)   $   (203,405) $  (1,510,261)   $    (611,735) $  (8,017,677)    $    702,155   $  (3,326,849)   $ (2,468,565)
       480,921         154,017       (437,036)      (1,042,195)    (1,470,791)      (2,155,945)      1,704,023        (466,657)
    (3,142,931)      3,630,265    (10,057,546)      20,162,482    (75,842,892)      54,275,769      (5,165,840)     37,724,319
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
    (2,681,690)      3,580,877    (12,004,843)      18,508,552    (85,331,360)      52,821,979      (6,788,666)     34,789,097
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
     3,084,816       4,622,090     27,311,392       16,294,780     89,132,376       82,957,906      39,397,856      22,455,325
    (1,733,660)     (1,986,526)    11,903,331        4,973,575     26,052,514       35,195,388       8,514,721      (1,342,715)
      (214,643)       (171,270)      (760,047)        (421,017)    (3,519,874)      (2,086,105)     (1,291,800)       (883,578)
    (1,657,516)     (1,193,285)    (7,769,225)      (4,968,579)   (24,212,315)     (18,631,233)    (13,769,874)     (8,881,497)
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
      (521,003)      1,271,009     30,685,451       15,878,759     87,452,701       97,435,956      32,850,903      11,347,535
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
    (3,202,693)      4,851,886     18,680,608       34,387,311      2,121,341      150,257,935      26,062,237      46,136,632
    24,426,974      19,575,088    112,015,664       77,628,353    459,739,197      309,481,262     186,610,558     140,473,926
----------------- ------------- ---------------- -------------- ---------------- -------------- ---------------- -------------
  $ 21,224,281    $ 24,426,974  $ 130,696,272    $ 112,015,664  $ 461,860,538     $459,739,197   $ 212,672,795    $186,610,558
================= ============= ================ ============== ================ ============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                                   MIST LEGG MASON
                                                  MIST JANUS FORTY             MIST LAZARD MID CAP   CLEARBRIDGE AGGRESSIVE GROWTH
                                                       SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                    ------------------------------- ------------------------------- ------------------------------
                                           2011            2010           2011             2010           2011            2010
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income               $     36,735     $  (133,826) $  (1,251,739)   $    (891,874) $  (3,338,670)   $ (1,332,850)
  Net realized gains (losses)              332,745          36,628       (826,499)      (1,471,607)           428        (927,201)
  Change in unrealized gains
     (losses) on investments            (7,197,681)      3,912,856     (7,687,971)      24,676,618     (7,417,668)     19,271,527
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (6,828,201)      3,815,658     (9,766,209)      22,313,137    (10,755,910)     17,011,476
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               18,930,830      20,304,418     16,974,214       18,328,029     28,018,670      12,070,122
  Net transfers (including fixed
     account)                            7,075,303       9,195,931       (485,393)       1,824,089    157,703,583       5,475,099
  Contract charges                        (597,164)       (235,237)      (992,984)        (711,764)    (1,486,774)       (468,260)
  Transfers for contract benefits
     and terminations                   (3,168,374)     (1,589,721)    (9,734,967)      (7,455,077)   (10,506,265)     (4,991,971)
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       22,240,595      27,675,391      5,760,870       11,985,277    173,729,214      12,084,990
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                    15,412,394      31,491,049     (4,005,339)      34,298,414    162,973,304      29,096,466
NET ASSETS:
  Beginning of year                     53,356,686      21,865,637    135,205,406      100,906,992    102,505,758      73,409,292
                                    ----------------- ------------- ---------------- -------------- ---------------- -------------
  End of year                         $ 68,769,080    $ 53,356,686  $ 131,200,067    $ 135,205,406  $ 265,479,062    $102,505,758
                                    ================= ============= ================ ============== ================ =============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST LOOMIS SAYLES GLOBAL MARKETS  MIST LORD ABBETT BOND DEBENTURE MIST LORD ABBETT MID CAP VALUE MIST MET/EATON VANCE FLOATING RATE
                      SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT                        SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------ ----------------------------------
      2011               2010            2011             2010           2011             2010          2011            2010 (c)
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
  $ 1,200,692     $  1,306,860     $ 11,489,236     $ 11,561,665    $ (1,366,186)   $   (869,314)   $    156,010      $     (68,479)
      955,422         (479,440)       2,277,388          655,266       1,059,026         114,776        (127,391)             3,564
   (8,402,666)      17,346,226       (6,571,539)      14,381,461      (6,908,432)     19,290,624        (317,893)           384,248
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
   (6,246,552)      18,173,646        7,195,085       26,598,392      (7,215,592)     18,536,086        (289,274)           319,333
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
   28,466,597       23,179,133       12,172,985       19,319,664      26,492,453      27,767,987      14,887,687          6,853,875
   14,620,858       23,135,238       (7,326,000)      (2,789,729)      6,780,922       5,462,249      14,688,663          9,283,240
   (1,269,950)        (622,257)      (1,500,648)      (1,255,669)     (1,095,984)       (589,256)       (259,305)           (16,372)
   (7,724,591)      (4,077,382)     (23,354,569)     (19,865,961)     (6,280,489)     (3,756,372)     (1,665,317)          (105,761)
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
   34,092,914       41,614,732      (20,008,232)      (4,591,695)     25,896,902      28,884,608      27,651,728         16,014,982
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
   27,846,362       59,788,378      (12,813,147)      22,006,697      18,681,310      47,420,694      27,362,454         16,334,315
  137,171,845       77,383,467      267,920,695      245,913,998     108,323,379      60,902,685      16,334,315                 --
---------------- ---------------- ---------------- --------------- --------------- -------------- --------------- ------------------
$ 165,018,207     $137,171,845     $255,107,548     $267,920,695    $127,004,689    $108,323,379    $ 43,696,769      $  16,334,315
================ ================ ================ =============== =============== ============== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                    MIST
                                            MET/FRANKLIN
                                            LOW DURATION                                                 MIST MET/FRANKLIN
                                            TOTAL RETURN   MIST MET/FRANKLIN MUTUAL SHARES     TEMPLETON FOUNDING STRATEGY
                                             SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                  ----------------------- --------------------------------- -------------------------------
                                          2011 (b)              2011             2010             2011           2010
                                  ----------------------- ---------------- ---------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $  (152,040)       $   1,696,557    $  (1,390,510)   $     904,295   $ (7,646,828)
  Net realized gains (losses)               (24,333)           8,006,370        1,266,548        5,277,964      2,432,686
  Change in unrealized gains
     (losses) on investments               (183,195)         (13,800,582)       9,275,276      (29,078,070)    46,152,780
                                  ----------------------- ---------------- ---------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                     (359,568)          (4,097,655)       9,151,314      (22,895,811)    40,938,638
                                  ----------------------- ---------------- ---------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 7,119,990           27,023,399       35,685,384       78,960,326     90,556,345
  Net transfers (including fixed
     account)                            21,368,111           14,917,346       17,119,197       (3,212,228)    24,451,171
  Contract charges                          (85,814)          (1,248,248)        (611,489)      (5,811,401)    (4,270,744)
  Transfers for contract benefits
     and terminations                      (380,887)          (4,834,052)      (2,680,809)     (25,647,259)   (19,144,666)
                                  ----------------------- ---------------- ---------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        28,021,400           35,858,445       49,512,283       44,289,438     91,592,106
                                  ----------------------- ---------------- ---------------- ---------------- --------------
     Net increase (decrease)
       in net assets                     27,661,832           31,760,790       58,663,597       21,393,627    132,530,744
NET ASSETS:
  Beginning of year                             --           121,115,835       62,452,238      571,218,147    438,687,403
                                  ----------------------- ---------------- ---------------- ---------------- --------------
  End of year                          $ 27,661,832        $ 152,876,625    $ 121,115,835    $ 592,611,774   $571,218,147
                                  ======================= ================ ================ ================ ==============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                               MIST                                         MIST METLIFE
      MIST MET/TEMPLETON GROWTH    MET/TEMPLETON INTERNATIONAL BOND    MIST METLIFE AGGRESSIVE STRATEGY    BALANCED PLUS
                    SUB-ACCOUNT                         SUB-ACCOUNT                         SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------- ----------------------------------- ----------------------------------- ----------------
          2011        2010 (c)           2011                2010             2011               2010          2011 (b)
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
 $    (420,183)    $  (52,847)    $ 2,534,582     $      (202,517)   $  (2,785,815)     $  (1,990,286)    $   (7,657,134)
      (250,304)        (6,335)         69,137              44,288       (3,089,096)        (7,464,595)                --
    (8,626,650)       499,282      (3,853,055)          2,042,343      (36,571,916)        73,777,886        (14,018,878)
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
    (9,297,137)       440,100      (1,249,336)          1,884,114      (42,446,827)        64,323,005        (21,676,012)
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
     6,130,737      2,919,536      10,795,935          17,534,053       57,342,894         73,554,766      2,050,869,939
    47,976,839      4,153,672       7,240,507           9,043,816       17,733,773         (2,887,628)       395,600,753
      (175,612)        (5,446)       (501,451)           (128,805)      (3,746,684)        (2,698,799)                --
    (2,871,098)      (127,457)     (1,494,812)           (469,277)     (27,159,129)       (21,726,238)       (13,020,019)
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
    51,060,866      6,940,305      16,040,179          25,979,787       44,170,854         46,242,101      2,433,450,673
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
    41,763,729      7,380,405      14,790,843          27,863,901        1,724,027        110,565,106      2,411,774,661
     7,380,405             --      36,302,425           8,438,524      522,967,837        412,402,731                 --
----------------- -------------- --------------- ------------------- ---------------- ------------------ ----------------
 $  49,144,134     $7,380,405     $51,093,268     $    36,302,425    $ 524,691,864      $ 522,967,837     $2,411,774,661
================= ============== =============== =================== ================ ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    MIST METLIFE BALANCED STRATEGY  MIST METLIFE DEFENSIVE STRATEGY    MIST METLIFE GROWTH STRATEGY
                                                       SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                    ------------------------------- -------------------------------- -------------------------------
                                         2011             2010            2011             2010           2011           2010
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $     (321,986) $   23,823,222  $   13,078,305   $   24,675,209  $   (4,554,922) $    4,153,595
  Net realized gains (losses)           (7,135,125)     (8,304,795)     14,867,735        6,974,977     (39,528,555)    (69,645,465)
  Change in unrealized gains
     (losses) on investments          (245,352,817)    615,445,203     (24,804,181)     129,661,482    (246,366,960)    719,869,373
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (252,809,928)    630,963,630       3,141,859      161,311,668    (290,450,437)    654,377,503
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              814,583,313     999,224,042     182,485,981      289,119,491     193,760,643     209,101,091
  Net transfers (including fixed
     account)                          196,744,445     306,719,217     195,534,217      209,055,614    (151,802,510)   (103,089,847)
  Contract charges                     (57,236,656)    (39,416,993)    (18,564,973)     (13,246,517)    (47,370,881)    (44,853,911)
  Transfers for contract benefits
     and terminations                 (373,915,527)   (292,332,034)   (137,707,918)    (108,776,548)   (290,038,140)   (229,225,934)
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      580,175,575     974,194,232     221,747,307      376,152,040    (295,450,888)   (168,068,601)
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                   327,365,647   1,605,157,862     224,889,166      537,463,708    (585,901,325)    486,308,902
NET ASSETS:
  Beginning of year                  6,437,293,439   4,832,135,577   2,003,850,499    1,466,386,791   5,512,372,206   5,026,063,304
                                    --------------- --------------- ---------------- --------------- --------------- ---------------
  End of year                       $6,764,659,086  $6,437,293,439  $2,228,739,665   $2,003,850,499  $4,926,470,881  $5,512,372,206
                                    =============== =============== ================ =============== =============== ===============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                                               MIST
  MIST METLIFE MODERATE STRATEGY  MIST MFS EMERGING MARKETS EQUITY  MIST MFS RESEARCH INTERNATIONAL   MORGAN STANLEY MID CAP GROWTH
                     SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- --------------------------------  -------------------------------- ------------------------------
       2011              2010             2011             2010           2011              2010           2011            2010
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
$    8,260,756   $    21,827,918   $     (671,032)   $ (1,558,940)  $     853,295    $     219,400   $   (943,364)    $(1,024,509)
     4,489,424        (1,300,604)       2,261,367         184,674      (1,887,551)      (4,301,992)     3,247,280         249,855
   (77,648,493)      249,479,440      (86,014,482)     57,796,915     (37,450,859)      32,018,558    (12,429,566)     19,404,837
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
   (64,898,313)      270,006,754      (84,424,147)     56,422,649     (38,485,115)      27,935,966    (10,125,650)     18,630,183
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
   403,616,625       566,634,946       90,838,512      98,823,178      29,751,782       33,595,278     42,198,117      20,931,300
    95,648,790       221,642,130       17,483,888      33,608,948         717,053       (4,781,993)    (5,096,769)       (368,519)
   (28,680,181)      (18,256,739)      (3,183,140)     (1,721,209)     (2,096,405)      (1,690,651)      (769,195)       (484,810)
  (175,664,925)     (134,165,438)     (16,209,205)    (11,726,391)    (22,594,114)     (17,692,270)    (5,809,772)     (3,982,569)
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
   294,920,309       635,854,899       88,930,055     118,984,526       5,778,316        9,430,364     30,522,381      16,095,402
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
   230,021,996       905,861,653        4,505,908     175,407,175     (32,706,799)      37,366,330     20,396,731      34,725,585
 3,094,289,659     2,188,428,006      365,169,255     189,762,080     318,521,626      281,155,296     89,015,672      54,290,087
---------------- ---------------- ---------------- ---------------  ---------------- --------------- ---------------- -------------
$3,324,311,655   $ 3,094,289,659   $  369,675,163    $365,169,255   $ 285,814,827    $ 318,521,626   $109,412,403     $89,015,672
================ ================ ================ ===============  ================ =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                MIST                    MIST PIMCO
                                    OPPENHEIMER CAPITAL APPRECIATION      INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN
                                                         SUB-ACCOUNT                   SUB-ACCOUNT                      SUB-ACCOUNT
                                    --------------------------------- ----------------------------- --------------------------------
                                            2011             2010           2011           2010            2011             2010
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $  (2,724,394)   $  (2,151,099) $     248,916    $ 3,575,617  $   21,344,897   $   23,217,472
  Net realized gains (losses)            (7,215,537)      (9,290,928)    44,131,061     15,232,778      63,047,734       11,470,536
  Change in unrealized gains
     (losses) on investments              4,937,085       25,130,998     34,838,493     12,409,725     (55,437,622)      43,519,330
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (5,002,846)      13,688,971     79,218,470     31,218,120      28,955,009       78,207,338
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 3,688,939        3,281,141    160,129,547    186,076,017     333,186,254      528,002,334
  Net transfers (including fixed
     account)                            (8,584,991)      (7,070,024)    43,327,552     55,668,915     149,409,647      193,559,819
  Contract charges                         (881,536)        (906,090)    (7,523,652)    (3,960,123)    (17,297,164)      (9,123,029)
  Transfers for contract benefits
     and terminations                   (17,745,634)     (14,069,318)   (49,718,972)   (36,501,799)   (115,097,777)     (84,494,300)
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (23,523,222)     (18,764,291)   146,214,475    201,283,010     350,200,960      627,944,824
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets                    (28,526,068)      (5,075,320)   225,432,945    232,501,130     379,155,969      706,152,162
NET ASSETS:
  Beginning of year                     196,389,755      201,465,075    711,162,874    478,661,744   1,761,602,464    1,055,450,302
                                    ------------------ -------------- -------------- -------------- --------------- ----------------
  End of year                         $ 167,863,687    $ 196,389,755  $ 936,595,819   $711,162,874  $2,140,758,433   $1,761,602,464
                                    ================== ============== ============== ============== =============== ================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                       MIST PYRAMIS
                                                                         GOVERNMENT                  MIST RAINIER
               MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME           INCOME              LARGE CAP EQUITY
                     SUB-ACCOUNT                       SUB-ACCOUNT      SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------------- --------------------------------- ---------------- -----------------------------
           2011             2010             2011             2010          2011 (b)           2011          2010
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
  $    (404,574)    $   (478,869)   $  15,499,854    $  10,372,053    $    (133,903)   $   (626,323)   $  (418,759)
          2,955           88,907        3,282,994          393,452        3,899,211         506,257       (368,008)
     (8,916,886)      13,686,623       (9,616,858)      20,915,857        6,372,332      (2,839,226)     5,878,677
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
     (9,318,505)      13,296,661        9,165,990       31,681,362       10,137,640      (2,959,292)     5,091,910
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
     61,189,474       43,813,736      177,819,764      122,502,926      409,917,993      10,685,807      8,349,710
     10,727,039        6,452,572       26,591,363       35,965,663       74,096,298       6,717,153       (344,347)
     (1,064,843)        (405,987)      (3,302,752)      (1,532,681)              --        (414,459)      (271,652)
     (5,980,748)      (3,551,027)     (29,614,683)     (20,015,981)      (3,678,580)     (1,926,027)    (1,335,546)
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
     64,870,922       46,309,294      171,493,692      136,919,927      480,335,711      15,062,474      6,398,165
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
     55,552,417       59,605,955      180,659,682      168,601,289      490,473,351      12,103,182     11,490,075
    112,914,666       53,308,711      419,601,867      251,000,578               --      45,894,091     34,404,016
------------------ ---------------- ---------------- ---------------- ---------------- --------------- -------------
  $ 168,467,083     $112,914,666    $ 600,261,549    $ 419,601,867    $ 490,473,351    $ 57,997,273    $45,894,091
================== ================ ================ ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                MIST RCM TECHNOLOGY     MIST SSGA GROWTH AND INCOME ETF       MIST SSGA GROWTH ETF
                                                        SUB-ACCOUNT                         SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------------- ---------------------------------- ---------------------------
                                           2011              2010         2011              2010              2011         2010

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (1,887,518)   $  (1,373,160) $    2,335,351    $  (2,837,549)  $     74,049    $  (475,732)
  Net realized gains (losses)             2,692,086         (256,411)     27,169,125          133,539      2,402,527      1,702,495
  Change in unrealized gains
     (losses) on investments            (14,827,788)      22,084,395     (43,866,906)      78,303,612    (19,223,624)    29,566,077
                                    ----------------- --------------- ---------------- ----------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (14,023,220)      20,454,824     (14,362,430)      75,599,602    (16,747,048)    30,792,840
                                    ----------------- --------------- ---------------- ----------------- ------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                15,171,516       15,191,832     322,792,892      380,468,433     77,623,019     80,239,314
  Net transfers (including fixed
     account)                             1,760,386        4,638,445     135,843,318      246,936,681     39,485,865     59,618,400
  Contract charges                         (785,114)        (485,886)    (12,290,454)      (4,250,216)    (3,529,118)    (1,658,321)
  Transfers for contract benefits
     and terminations                    (8,210,063)      (4,684,902)    (37,015,016)     (17,106,759)   (13,153,235)    (6,830,381)
                                    ----------------- --------------- ---------------- ----------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         7,936,725       14,659,489     409,330,740      606,048,139     100,426,531   131,369,012
                                    ----------------- --------------- ---------------- ----------------- ------------- -------------
     Net increase (decrease)
       in net assets                     (6,086,495)      35,114,313     394,968,310      681,647,741      83,679,483   162,161,852
NET ASSETS:
  Beginning of year                     109,729,016       74,614,703     995,772,752      314,125,011     325,453,346   163,291,494
                                    ----------------- --------------- ---------------- ----------------- ------------- -------------
  End of year                       $   103,642,521    $ 109,729,016  $1,390,741,062    $ 995,772,752   $ 409,132,829  $325,453,346
                                    ================= =============== ================ ================= ============= =============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                MIST                            MIST
MIST T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH    THIRD AVENUE SMALL CAP VALUE   MIST TURNER MID CAP GROWTH
                       SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
------------------------------------- ------------------------------- ------------------------------- -----------------------------
       2011                2010             2011             2010           2011             2010           2011          2010
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
$    (4,421,942)    $   (2,179,634)    $ (7,260,503)   $  (4,952,884) $  (1,626,649)   $  (1,246,284)  $ (1,456,529)   $(1,052,221)
     (7,384,308)       (11,738,174)      18,524,237        1,190,797      1,034,386         (801,208)     1,449,705       (238,041)
    (17,691,215)        88,503,005      (28,498,595)      79,898,499    (33,815,082)      51,293,976     (8,573,460)    16,851,840
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
    (29,497,465)        74,585,197      (17,234,861)      76,136,412    (34,407,345)      49,246,484     (8,580,284)    15,561,578
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
     30,484,726         34,498,056       78,726,422       81,005,710     30,530,090       35,681,864     12,804,091     12,031,375
     (3,998,104)        (9,485,921)      (8,433,758)      16,938,802     (9,772,257)      (1,476,974)       911,995      4,219,138
     (2,253,601)        (1,907,565)      (3,394,080)      (1,874,240)    (1,969,170)      (1,539,921)      (633,919)      (401,167)
    (46,120,070)       (41,749,572)     (25,367,529)     (15,531,496)   (21,369,368)     (16,870,282)    (4,678,174)    (3,352,777)
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
    (21,887,049)       (18,645,002)      41,531,055       80,538,776     (2,580,705)      15,794,687      8,403,993     12,496,569
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
    (51,384,514)        55,940,195       24,296,194      156,675,188    (36,988,050)      65,041,171       (176,291)    28,058,147
    558,423,606        502,483,411      414,850,131      258,174,943    327,520,477      262,479,306     83,688,741     55,630,594
------------------ ------------------ ---------------- -------------- ---------------- -------------- ---------------- ------------
$   507,039,092     $  558,423,606     $439,146,325    $ 414,850,131  $ 290,532,427    $ 327,520,477   $ 83,512,450    $83,688,741
================== ================== ================ ============== ================ ============== ================ ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                                     MSF BARCLAYS
                                            MIST VAN KAMPEN COMSTOCK  MSF ARTIO INTERNATIONAL STOCK  CAPITAL AGGREGATE BOND INDEX
                                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                    --------------------------------- ------------------------------ -----------------------------
                                            2011             2010           2011           2010            2011           2010
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (1,034,826)   $    (119,726) $      (467)   $       (7,860) $   1,947,945    $   605,025
  Net realized gains (losses)               900,637          104,490     (261,978)         (397,491)       315,491        114,537
  Change in unrealized gains
     (losses) on investments             (8,468,416)      25,565,625     (504,227)          580,114      4,224,865        572,374
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (8,602,605)      25,550,389     (766,672)          174,763      6,488,301      1,291,936
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                51,165,602       45,629,577       10,658            16,090     28,770,480     39,404,408
  Net transfers (including fixed
     account)                            11,287,586       10,047,975       61,173           205,234     14,687,646     18,788,029
  Contract charges                       (1,720,362)        (973,881)      (1,072)           (1,253)      (982,596)      (281,641)
  Transfers for contract benefits
     and terminations                   (16,228,131)     (10,735,249)    (480,245)         (370,265)    (5,464,816)    (2,421,734)
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        44,504,695       43,968,422     (409,486)         (150,194)    37,010,714     55,489,062
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
     Net increase (decrease)
       in net assets                     35,902,090       69,518,811   (1,176,158)           24,569     43,499,015     56,780,998
NET ASSETS:
  Beginning of year                     230,561,318      161,042,507    3,979,701         3,955,132     86,674,964     29,893,966
                                    ------------------ -------------- -------------- --------------- ---------------- ------------
  End of year                       $   266,463,408    $ 230,561,318  $ 2,803,543    $    3,979,701  $ 130,173,979    $86,674,964
                                    ================== ============== ============== =============== ================ ============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                 MSF BLACKROCK
     MSF BLACKROCK BOND INCOME    MSF BLACKROCK LARGE CAP VALUE        LEGACY LARGE CAP GROWTH       MSF BLACKROCK MONEY MARKET
                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------ --------------------------------
       2011            2010           2011              2010            2011           2010             2011            2010
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
$    1,050,232    $    946,236    $    (5,040)   $       (6,964)   $   (172,815)   $  (117,547)   $  (9,579,710)   $ (9,500,601)
       209,734          88,985        (83,604)         (131,394)        528,200        313,167               --              --
     1,003,839       1,711,245        126,889           334,187      (1,851,168)     1,246,529               --              --
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
     2,263,805       2,746,466         38,245           195,829      (1,495,783)     1,442,149       (9,579,710)     (9,500,601)
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
     5,985,522       7,431,346        188,074           206,964       2,010,128        718,471      174,296,327     200,280,780
       415,326         (24,972)       346,199             5,765       2,344,082       (103,953)      42,625,335    (102,198,285)
      (455,472)       (346,239)          (212)             (291)        (76,170)       (44,148)      (5,507,909)     (4,785,118)
    (6,006,341)     (5,107,032)      (554,227)         (319,095)       (996,762)      (868,449)    (122,094,836)   (106,443,255)
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
       (60,965)      1,953,103        (20,166)         (106,657)      3,281,278       (298,079)      89,318,917     (13,145,878)
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
     2,202,840       4,699,569         18,079            89,172       1,785,495      1,144,070       79,739,207     (22,646,479)
    47,336,145      42,636,576      2,872,585         2,783,413       9,563,155      8,419,085      553,885,805     576,532,284
----------------- --------------- -------------- ----------------- --------------- -------------- ---------------- ---------------
$   49,538,985    $ 47,336,145    $ 2,890,664    $    2,872,585    $ 11,348,650    $ 9,563,155    $ 633,625,012    $553,885,805
================= =============== ============== ================= =============== ============== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                             MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS            MSF JENNISON GROWTH
                                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                    ----------------------------------- ----------------------------- ----------------------------
                                            2011             2010             2011         2010            2011           2010
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (3,661,209)    $ (3,847,449)   $   (36,847)   $   (15,392)   $  (3,862,754) $ (2,553,927)
  Net realized gains (losses)             3,865,479          724,558       (166,827)      (191,128)       4,303,744       113,415
  Change in unrealized gains
     (losses) on investments            (37,130,418)      57,763,744       (198,036)       775,693       (4,175,864)   23,243,885
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (36,926,148)      54,640,853       (401,710)       569,173       (3,734,874)   20,803,373
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                68,707,355       88,556,952        502,756        930,358       28,373,571    37,818,417
  Net transfers (including fixed
     account)                             1,728,239        8,497,558        339,769        234,046       (3,830,425)    6,868,212
  Contract charges                       (4,208,506)      (2,997,527)       (40,341)       (26,263)      (1,729,006)   (1,222,061)
  Transfers for contract benefits
     and terminations                   (36,932,443)     (29,777,128)    (1,066,219)      (512,619)     (14,724,813)  (11,101,785)
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        29,294,645       64,279,855       (264,035)       625,522        8,089,327    32,362,783
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
     Net increase (decrease)
       in net assets                     (7,631,503)     118,920,708       (665,745)     1,194,695        4,354,453    53,166,156
NET ASSETS:
  Beginning of year                     606,785,200      487,864,492      5,267,530      4,072,835      243,817,657   190,651,501
                                    ------------------ ---------------- -------------- -------------- -------------- -------------
  End of year                       $   599,153,697     $606,785,200    $ 4,601,785    $ 5,267,530    $ 248,172,110  $243,817,657
                                    ================== ================ ============== ============== ============== =============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                          MSF MET/DIMENSIONAL
MSF LOOMIS SAYLES SMALL CAP CORE   MSF MET/ARTISAN MID CAP VALUE  INTERNATIONAL SMALL COMPANY  MSF METLIFE CONSERVATIVE ALLOCATION
                     SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT                          SUB-ACCOUNT
--------------------------------- ------------------------------- ---------------------------  ------------------------------------
      2011              2010             2011           2010            2011          2010          2011           2010
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
$     (163,817)   $      (66,625) $  (1,804,625)   $  (2,016,341) $    163,960    $   (74,101) $       67,670      $    275,768
       236,293            52,849     (4,721,063)      (8,689,096)    1,929,239      1,440,494         122,681           354,562
      (316,577)        1,146,011     16,718,666       35,137,677   (11,314,641)     4,020,489         (26,700)          307,150
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
      (244,101)        1,132,235     10,192,978       24,432,240    (9,221,442)     5,386,882         163,651           937,480
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
     3,145,758         3,008,912     14,435,287       15,548,005    12,367,561     11,080,864           9,587            74,196
       790,442         1,307,578     (4,525,054)      (7,453,544)   10,261,540      3,658,370       1,116,876        (1,366,604)
       (97,951)          (28,834)    (1,217,992)      (1,007,295)     (349,341)      (146,969)        (77,051)          (80,329)
      (500,976)         (186,487)   (17,228,405)     (13,585,886)   (1,583,390)    (1,665,871)       (815,906)         (337,980)
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
     3,337,273         4,101,169     (8,536,164)      (6,498,720)   20,696,370     12,926,394         233,506        (1,710,717)
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
     3,093,172         5,233,404      1,656,814       17,933,520    11,474,928     18,313,276         397,157          (773,237)
     7,224,075         1,990,671    213,857,206      195,923,686    35,750,236     17,436,960       9,998,191        10,771,428
----------------- --------------- ---------------- -------------- --------------- -----------  --------------- --------------------
$   10,317,247    $    7,224,075  $ 215,514,020    $ 213,857,206  $ 47,225,164    $35,750,236  $   10,395,348      $  9,998,191
================= =============== ================ ============== =============== ============ =============== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                        MSF METLIFE
                                CONSERVATIVE TO MODERATE ALLOCATION MSF METLIFE MID CAP STOCK INDEX  MSF METLIFE MODERATE ALLOCATION
                                                        SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                 ----------------------------------- ------------------------------- -------------------------------
                                         2011              2010            2011             2010             2011            2010
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $      31,247       $    138,702   $   (611,052)   $    (260,215)   $     (96,570) $     363,596
  Net realized gains (losses)            249,879            107,507      3,676,366          (14,190)          92,206       (281,593)
  Change in unrealized gains
     (losses) on investments            (318,879)           548,177     (6,803,063)       9,587,123       (1,412,843)     4,846,286
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (37,753)           794,386     (3,737,749)       9,312,718       (1,417,207)     4,928,289
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 27,147             69,146     21,214,056       19,332,219          529,488        416,630
  Net transfers (including fixed
     account)                           (917,334)           (80,023)     4,811,816        8,788,748          755,597        941,258
  Contract charges                       (63,552)           (70,068)      (495,418)        (121,148)        (401,703)      (393,540)
  Transfers for contract benefits
     and terminations                 (1,122,419)          (471,770)    (3,459,711)      (1,822,663)      (3,899,306)    (2,033,561)
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (2,076,158)          (552,715)    22,070,743       26,177,156       (3,015,924)    (1,069,213)
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
     Net increase (decrease)
       in net assets                  (2,113,911)           241,671     18,332,994       35,489,874       (4,433,131)     3,859,076
NET ASSETS:
  Beginning of year                    9,257,856          9,016,185     59,472,935       23,983,061       48,715,861     44,856,785
                                 ------------------ ---------------- ------------- ------------------ --------------- --------------
  End of year                      $   7,143,945       $  9,257,856   $ 77,805,929    $  59,472,935    $  44,282,730  $  48,715,861
                                 ================== ================ ============= ================== =============== ==============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                      MSF METLIFE
MODERATE TO AGGRESSIVE ALLOCATION           MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN                 MSF MFS VALUE
                      SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------------ --------------------------------- ------------------------------- -----------------------------
          2011               2010             2011             2010         2011            2010            2011          2010
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
$     (161,655)   $       219,362    $    (541,316)   $    (321,143)   $    420,877    $    521,435    $    (51,339)   $  (135,936)
      (336,754)          (651,563)       6,222,006       (1,255,570)       (473,539)       (860,808)        110,867       (310,701)
    (2,412,130)         6,983,802       (6,858,838)      38,151,546         350,834       3,449,400        (361,758)     4,411,295
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
    (2,910,539)         6,551,601       (1,178,148)      36,574,833         298,172       3,110,027        (302,230)     3,964,658
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
       354,953            283,570       35,862,652       42,455,345       1,538,084       2,095,943       5,478,914      6,763,435
      (692,805)           770,376        3,699,860        3,607,353        (917,347)       (777,300)     (3,242,915)     2,915,996
      (534,363)          (520,426)      (1,876,090)      (1,245,063)        (94,916)        (82,268)       (342,572)      (238,593)
    (5,262,248)        (1,880,898)     (23,701,570)     (19,449,033)     (5,109,884)     (4,441,917)     (3,266,565)    (1,959,275)
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
    (6,134,463)        (1,347,378)      13,984,852       25,368,602      (4,584,063)     (3,205,542)     (1,373,138)     7,481,563
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
    (9,045,002)         5,204,223       12,806,704       61,943,435      (4,285,891)        (95,515)     (1,675,368)    11,446,221
    57,766,976         52,562,753      343,187,076      281,243,641      40,676,709      40,772,224      45,430,281     33,984,060
----------------- ------------------ ---------------- ---------------- --------------- --------------- --------------- -------------
$   48,721,974    $    57,766,976    $ 355,993,780    $ 343,187,076    $ 36,390,818    $ 40,676,709    $ 43,754,913    $45,430,281
================= ================== ================ ================ =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                                                MSF
                                        MSF MORGAN STANLEY EAFE INDEX  MSF NEUBERGER BERMAN GENESIS  NEUBERGER BERMAN MID CAP VALUE
                                                          SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                    ---------------------------------- ----------------------------- -------------------------------
                                            2011             2010            2011           2010           2011            2010
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $     516,838     $     300,599   $   (65,542)    $   (71,882)  $  (38,624)    $      (10,254)
  Net realized gains (losses)              (214,534)         (373,439)     (367,718)       (650,477)      11,924             14,391
  Change in unrealized gains
     (losses) on investments            (11,175,105)        3,884,414       835,096       2,336,728     (341,843)           277,374
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (10,872,801)        3,811,574       401,836       1,614,369     (368,543)           281,511
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                17,895,684        21,515,731     1,545,630         913,386    2,485,937          1,248,510
  Net transfers (including fixed
     account)                             6,493,942         8,263,400       425,035        (369,832)     (81,603)           245,962
  Contract charges                         (482,401)         (160,371)       (1,915)           (690)     (25,178)            (3,205)
  Transfers for contract benefits
     and terminations                    (2,709,903)       (1,694,141)     (833,642)       (920,397)    (113,206)           (13,696)
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        21,197,322        27,924,619     1,135,108        (377,533)   2,265,950          1,477,571
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
     Net increase (decrease)
       in net assets                     10,324,521        31,736,193     1,536,944       1,236,836    1,897,407          1,759,082
NET ASSETS:
  Beginning of year                      58,834,689        27,098,496     9,730,049       8,493,213    1,984,636            225,554
                                    ------------------ --------------- --------------- ------------- -------------- ----------------
  End of year                         $  69,159,210     $  58,834,689   $11,266,993     $ 9,730,049   $3,882,043     $    1,984,636
                                    ================== =============== =============== ============= ============== ================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                            MSF                               MSF
MSF OPPENHEIMER GLOBAL EQUITY          MSF RUSSELL 2000 INDEX    T. ROWE PRICE LARGE CAP GROWTH    T. ROWE PRICE SMALL CAP GROWTH
                  SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
-------------------------------- ------------------------------- --------------------------------- ---------------------------------
       2011            2010            2011            2010           2011               2010           2011               2010
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
$      33,748    $    (12,767)   $   (411,085)    $  (198,940)    $  (23,368)    $      (17,880)    $ (128,231)     $    (110,115)
       32,088        (121,999)        817,885          84,268         50,572              4,288        674,320            262,986
   (1,057,952)      1,598,724      (4,414,923)      7,422,690        (71,297)           174,952       (496,604)         1,841,343
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
     (992,116)      1,463,958      (4,008,123)      7,308,018        (44,093)           161,360         49,485          1,994,214
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
       14,604          45,146      17,451,216      17,061,843         10,423              4,645        164,091            153,649
     (112,692)       (349,931)      6,432,166       8,588,645        290,485            156,041       (107,084)           152,774
      (48,035)        (46,244)       (418,129)       (110,588)          (525)              (517)       (64,784)           (55,446)
     (803,879)       (744,464)     (2,168,425)     (1,392,164)      (156,316)          (117,700)      (827,214)          (366,307)
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
     (950,002)     (1,095,493)     21,296,828      24,147,736        144,067             42,469       (834,991)          (115,330)
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
   (1,942,118)        368,465      17,288,705      31,455,754         99,974            203,829       (785,506)         1,878,884
   11,272,119      10,903,654      46,792,763      15,337,009      1,365,647          1,161,818      8,285,648          6,406,764
---------------- --------------- --------------- --------------- -------------- ------------------ -------------- ------------------
$   9,330,001    $ 11,272,119    $ 64,081,468     $46,792,763     $1,465,621     $    1,365,647     $7,500,142      $   8,285,648
================ =============== =============== =============== ============== ================== ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                        MSF VAN ECK                 MSF WESTERN ASSET
                                           GLOBAL NATURAL RESOURCES        MANAGEMENT U.S. GOVERNMENT    NEUBERGER BERMAN GENESIS
                                                        SUB-ACCOUNT                       SUB-ACCOUNT                 SUB-ACCOUNT
                                    ---------------------------------- --------------------------------- ---------------------------
                                           2011              2010            2011             2010             2011         2010
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    (462,898)   $   (514,602)   $    (708,643)   $   1,314,477    $        (3)   $     (79)
  Net realized gains (losses)             9,617,357       2,100,435        7,987,260          693,982            710          463
  Change in unrealized gains
     (losses) on investments            (31,541,279)     12,805,750        1,445,269        3,670,982           (351)       1,309
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (22,386,820)     14,391,583        8,723,886        5,679,441            356        1,693
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                34,219,632      29,380,798       59,541,185       59,447,399             --           --
  Net transfers (including fixed
     account)                            23,949,431      13,938,995       18,969,886       20,021,970             --           --
  Contract charges                         (935,611)       (264,726)      (1,915,584)      (1,131,770)            --           --
  Transfers for contract benefits
     and terminations                    (2,885,420)       (710,853)     (14,697,313)     (10,034,988)        (1,576)      (1,815)
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        54,348,032      42,344,214       61,898,174       68,302,611         (1,576)      (1,815)
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
     Net increase (decrease)
       in net assets                     31,961,212      56,735,797       70,622,060       73,982,052         (1,220)        (122)
NET ASSETS:
  Beginning of year                      74,371,723      17,635,926      214,907,918      140,925,866          8,663        8,785
                                    ------------------ --------------- ---------------- ---------------- -------------- ------------
  End of year                         $ 106,332,935    $ 74,371,723    $ 285,529,978    $ 214,907,918    $     7,443    $   8,663
                                    ================== =============== ================ ================ ============== ============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                     OPPENHEIMER VA                  OPPENHEIMER VA
OPPENHEIMER VA CORE BOND    GLOBAL STRATEGIC INCOME    MAIN STREET SMALL- & MID-CAP    OPPENHEIMER VA MAIN STREET
             SUB-ACCOUNT                SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------- -------------------------- ------------------------------- -----------------------------
     2011          2010          2011          2010          2011            2010           2011           2010
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
 $      447     $    781    $        76    $  1,178    $   (767,564)   $   (533,716)   $      (135)   $      (333)
       (199)     (25,321)            58         610         203,212         126,865            433         (1,607)
        420       27,071           (154)       (781)     (2,478,847)     12,065,565         (1,737)        17,514
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
        668        2,531            (20)      1,007      (3,043,199)     11,658,714         (1,439)        15,574
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
         --           --             --          --      19,198,573      18,693,771             --             --
         --           --             --          --      (1,296,984)     (1,159,906)            --             --
         --           --             --          --        (583,543)       (343,300)            --             --
       (403)     (50,402)            (2)    (11,485)     (3,112,303)     (2,399,412)       (10,510)       (17,151)
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
       (403)     (50,402)            (2)    (11,485)     14,205,743      14,791,153        (10,510)       (17,151)
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
        265      (47,871)           (22)    (10,478)     11,162,544      26,449,867        (11,949)        (1,577)
      9,885       57,756          4,097      14,575      70,331,777      43,881,910        119,249        120,826
-------------- ------------ -------------- ----------- --------------- --------------- -------------- --------------
 $   10,150     $  9,885    $     4,075    $  4,097    $ 81,494,321    $ 70,331,777    $   107,300    $   119,249
============== ============ ============== =========== =============== =============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                              OPPENHEIMER VA MONEY      PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS
                                                       SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                    ------------------------------- ----------------------------- -------------------------------
                                           2011            2010           2011           2010           2011           2010
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $    (1,601)  $   (1,605)    $  (16,195)    $  (18,476)    $  (14,258)    $    (14,019)
  Net realized gains (losses)                    --           --         66,099         22,967        130,082           51,198
  Change in unrealized gains
     (losses) on investments                     --           --       (151,331)       155,011       (342,409)         110,840
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                       (1,601)      (1,605)      (101,427)       159,502       (226,585)         148,019
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                        --           --         49,717         54,370          1,532           43,087
  Net transfers (including fixed
     account)                                    --           --        (11,643)       197,796       (235,661)          45,142
  Contract charges                               --           --        (22,314)       (19,010)        (7,667)          (7,268)
  Transfers for contract benefits
     and terminations                            --           (2)       (71,015)       (67,707)       (38,456)         (37,357)
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions                --           (2)       (55,255)       165,449       (280,252)          43,604
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets                         (1,601)      (1,607)      (156,682)       324,951       (506,837)         191,623
NET ASSETS:
  Beginning of year                         116,310      117,917      2,192,843      1,867,892      1,212,537        1,020,914
                                    ---------------- -------------- -------------- -------------- -------------- ----------------
  End of year                           $   114,709   $  116,310     $2,036,161     $2,192,843     $  705,700     $  1,212,537
                                    ================ ============== ============== ============== ============== ================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                              PIONEER VCT                     PIONEER VCT
PIONEER VCT EQUITY INCOME      IBBOTSON GROWTH ALLOCATION    IBBOTSON MODERATE ALLOCATION     PIONEER VCT MID CAP VALUE
              SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
---------------------------- ------------------------------- ------------------------------- -----------------------------
      2011          2010            2011           2010            2011            2010            2011          2010
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
$     1,420    $    1,630    $     54,501    $     39,491     $    258,516   $     252,038    $   (382,036)  $  (225,376)
     25,366        17,928         570,575         360,330          478,836         221,662        (196,587)     (237,712)
     (8,175)       38,303      (1,522,642)      1,818,686       (1,687,092)      2,500,603      (3,104,961)    6,635,500
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
     18,611        57,861        (897,566)      2,218,507         (949,740)      2,974,303      (3,683,584)    6,172,412
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
     17,935         9,062         511,714       1,115,979          328,456         411,530      10,108,088     7,085,201
      2,188        (9,014)         91,092        (327,776)        (397,747)        225,730          93,726       950,970
     (3,408)       (2,995)       (171,221)       (126,183)        (304,770)       (244,941)       (247,775)     (158,947)
    (39,808)      (33,620)     (1,184,076)       (428,428)        (224,335)       (166,894)     (3,747,196)   (2,465,321)
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
    (23,093)      (36,567)       (752,491)        233,592         (598,396)        225,425       6,206,843     5,411,903
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
     (4,482)       21,294      (1,650,057)      2,452,099       (1,548,136)      3,199,728       2,523,259    11,584,315
    375,754       354,460      19,386,421      16,934,322       27,517,066      24,317,338      46,621,818    35,037,503
-------------- ------------- --------------- --------------- --------------- --------------- --------------- -------------
$   371,272    $  375,754    $ 17,736,364    $ 19,386,421     $ 25,968,930   $  27,517,066    $ 49,145,077   $46,621,818
============== ============= =============== =============== =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                      PIONEER VCT REAL ESTATE SHARES   T. ROWE PRICE GROWTH STOCK  T. ROWE PRICE INTERNATIONAL STOCK
                                                         SUB-ACCOUNT                  SUB-ACCOUNT                        SUB-ACCOUNT
                                    -------------------------------- ---------------------------- ----------------------------------
                                           2011             2010           2011           2010           2011             2010
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $     1,519   $      1,872    $  (59,282)   $  (56,018)    $    2,664      $      2,058
  Net realized gains (losses)                38,424         28,087       190,162        12,135          7,435            (5,699)
  Change in unrealized gains
     (losses) on investments                (16,981)        27,619      (236,045)    1,033,917       (113,333)          114,449
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
     Net increase (decrease)
       in net assets resulting
       from operations                       22,962         57,578      (105,165)      990,034       (103,234)          110,808
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                     5,618          5,951       216,607       203,128         41,333            38,671
  Net transfers (including fixed
     account)                                32,428        (16,768)     (663,078)     (490,172)       (34,802)          (74,296)
  Contract charges                           (2,402)        (2,048)       (1,812)       (1,988)          (248)             (245)
  Transfers for contract benefits
     and terminations                       (40,967)       (39,423)     (601,473)     (523,405)      (129,646)          (20,782)
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions            (5,323)       (52,288)   (1,049,756)     (812,437)      (123,363)          (56,652)
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
     Net increase (decrease)
       in net assets                         17,639          5,290    (1,154,921)      177,597       (226,597)           54,156
NET ASSETS:
  Beginning of year                         234,208        228,918     7,170,858     6,993,261        932,126           877,970
                                    ---------------- --------------- -------------- ------------- -------------- -------------------
  End of year                           $   251,847   $    234,208    $6,015,937    $7,170,858     $  705,529      $    932,126
                                    ================ =============== ============== ============= ============== ===================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PRIME RESERVE          UIF U.S. REAL ESTATE
                SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------ -----------------------------
      2011            2010            2011          2010
-------------- --------------- --------------- -------------
$    (9,971)   $    (12,183)   $   (457,211)   $   402,580
         --              --      (1,101,621)    (3,793,020)
         --              --       4,597,096     18,634,695
-------------- --------------- --------------- -------------
     (9,971)        (12,183)      3,038,264     15,244,255
-------------- --------------- --------------- -------------
        256              --      14,746,373      7,881,010
   (193,918)         27,384      (3,659,645)    (6,001,729)
       (252)           (299)       (314,694)      (214,161)
    (86,977)       (150,759)     (6,209,041)    (4,411,829)
-------------- --------------- --------------- -------------
   (280,891)       (123,674)      4,562,993     (2,746,709)
-------------- --------------- --------------- -------------
   (290,862)       (135,857)      7,601,257     12,497,546
  1,264,618       1,400,475      68,963,648     56,466,102
-------------- --------------- --------------- -------------
$   973,756    $  1,264,618    $ 76,564,905    $68,963,648
============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds) ("Invesco V.I.")
American Funds Insurance Series ("American Funds")
DWS Variable Series I ("DWS I")
Federated Insurance Series ("Federated")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
  ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust
  ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
MFS Variable Insurance Trust ("MFS VIT")
Neuberger Berman Equity Funds ("Neuberger Berman")
Oppenheimer Variable Account Funds
  ("Oppenheimer VA")
Pioneer Variable Contracts Trust ("Pioneer VCT")
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price Prime Reserve Fund, Inc.
The Alger Portfolios ("Alger")
The Universal Institutional Funds, Inc. ("UIF")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUB-ACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2011:

Alger Small Cap Growth Sub-Account
American Funds Bond Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization
  Sub-Account
American Funds Growth Sub-Account
American Funds Growth-Income Sub-Account
DWS I International Sub-Account
Federated High Income Bond Sub-Account
Federated Kaufman Sub-Account
Federated Managed Volatility Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Contrafund Sub-Account*
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP FundsManager 60% Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Index 500 Sub-Account
Fidelity VIP Mid Cap Sub-Account
Fidelity VIP Money Market Sub-Account*
Fidelity VIP Overseas Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities
  Sub-Account
FTVIPT Mutual Shares Securities Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Global Bond Securities Sub-Account
Invesco V.I. Capital Appreciation Sub-Account
Invesco V.I. Core Equity Sub-Account
Invesco V.I. Global Real Estate Sub-Account
Invesco V.I. International Growth Sub-Account*
Invesco V.I. Van Kampen Capital Growth Sub-Account
Invesco V.I. Van Kampen Equity and Income
  Sub-Account*
Invesco V.I. Van Kampen Growth and Income
  Sub-Account*
Invesco V.I. Van Kampen Mid Cap Value Sub-Account
Janus Aspen Worldwide Sub-Account
LMPVET ClearBridge Variable Aggressive Growth
  Sub-Account*
LMPVET ClearBridge Variable Appreciation
  Sub-Account
LMPVET ClearBridge Variable Equity Income Builder
  Sub-Account*
LMPVET ClearBridge Variable Fundamental All Cap
  Value Sub-Account
LMPVET ClearBridge Variable Large Cap Growth
  Sub-Account
LMPVET ClearBridge Variable Large Cap Value
  Sub-Account
LMPVET ClearBridge Variable Small Cap Growth
  Sub-Account
LMPVET Investment Counsel Variable Social
  Awareness Sub-Account
LMPVET Variable Lifestyle Allocation 50%
  Sub-Account
LMPVET Variable Lifestyle Allocation 70%
  Sub-Account
LMPVET Variable Lifestyle Allocation 85%
  Sub-Account
LMPVIT Western Asset Variable Global High Yield
  Bond Sub-Account
MFS VIT Investors Trust Sub-Account
MFS VIT New Discovery Sub-Account
MFS VIT Research Sub-Account
MIST AllianceBernstein Global Dynamic Allocation
  Sub-Account**
MIST American Funds Balanced Allocation Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds International Sub-Account

MIST American Funds Moderate Allocation
  Sub-Account
MIST AQR Global Risk Balanced Sub-Account**
MIST BlackRock Global Tactical Strategies
  Sub-Account**
MIST BlackRock High Yield Sub-Account*
MIST BlackRock Large Cap Core Sub-Account
MIST Clarion Global Real Estate Sub-Account
MIST Dreman Small Cap Value Sub-Account*
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST Harris Oakmark International Sub-Account*
MIST Invesco Small Cap Growth Sub-Account*
MIST Janus Forty Sub-Account*
MIST Lazard Mid Cap Sub-Account
MIST Legg Mason ClearBridge Aggressive Growth
  Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account
MIST Met/Franklin Low Duration Total Return
  Sub-Account**
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Templeton International Bond Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST MetLife Balanced Plus Sub-Account**
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST MFS Research International Sub-Account*
MIST Morgan Stanley Mid Cap Growth Sub-Account*
MIST Oppenheimer Capital Appreciation
  Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST PIMCO Total Return Sub-Account*
MIST Pioneer Fund Sub-Account*
MIST Pioneer Strategic Income Sub-Account*
MIST Pyramis Government Income Sub-Account**
MIST Rainier Large Cap Equity Sub-Account
MIST RCM Technology Sub-Account*
MIST SSgA Growth and Income ETF Sub-Account
MIST SSgA Growth ETF Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)

MIST T. Rowe Price Large Cap Value Sub-Account*
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Van Kampen Comstock Sub-Account
MSF Artio International Stock Sub-Account*
MSF Barclays Capital Aggregate Bond Index
  Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Large Cap Value Sub-Account
MSF BlackRock Legacy Large Cap Growth
  Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF Davis Venture Value Sub-Account*
MSF FI Value Leaders Sub-Account
MSF Jennison Growth Sub-Account*
MSF Loomis Sayles Small Cap Core Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account*
MSF Met/Dimensional International Small Company
  Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
  Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account*
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
  Sub-Account
MSF MetLife Stock Index Sub-Account*
MSF MFS Total Return Sub-Account*

MSF MFS Value Sub-Account*
MSF Morgan Stanley EAFE Index Sub-Account*
MSF Neuberger Berman Genesis Sub-Account*
MSF Neuberger Berman Mid Cap Value Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF Russell 2000 Index Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF Van Eck Global Natural Resources Sub-Account
MSF Western Asset Management U.S. Government
  Sub-Account*
Neuberger Berman Genesis Sub-Account
Oppenheimer VA Core Bond Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account
Oppenheimer VA Main Street Small- & Mid-Cap
  Sub-Account*
Oppenheimer VA Main Street Sub-Account
Oppenheimer VA Money Sub-Account
Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Ibbotson Growth Allocation Sub-Account
Pioneer VCT Ibbotson Moderate Allocation Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
T. Rowe Price Growth Stock Sub-Account
T. Rowe Price International Stock Sub-Account
T. Rowe Price Prime Reserve Sub-Account
UIF U.S. Real Estate Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.

** This Sub-Account began operations during the year ended December 31, 2011.


3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2011:

FTVIPT Templeton Growth Securities Sub-Account
Invesco V.I. Basic Balanced Sub-Account
LMPVET ClearBridge Variable Capital Sub-Account
LMPVET ClearBridge Variable Dividend Strategy
  Sub-Account
LMPVIT Western Asset Variable Adjustable Rate
  Income Sub-Account

MIST Legg Mason Value Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
Pioneer VCT Bond Sub-Account
Pioneer VCT Fund Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2011:


NAME CHANGES:

FORMER NAME                                            NEW NAME
-----------                                            --------
Federated Capital Income Fund II                       Federated Managed Volatility Fund II

(MIST) Lord Abbett Growth and Income Portfolio         (MIST) T. Rowe Price Large Cap Value Portfolio

Oppenheimer Main Street Small Cap Fund/VA              Oppenheimer Main Street Small- & Mid-Cap Fund/VA


MERGERS:

FORMER PORTFOLIO                                        NEW PORTFOLIO
----------------                                        -------------
Invesco V.I. Basic Balanced Fund                        Invesco Van Kampen V.I. Equity and Income Fund

Legg Mason ClearBridge Variable Dividend Strategy       Legg Mason ClearBridge Variable Equity Income
  Portfolio                                               Builder Portfolio

(MIST) Legg Mason Value Equity Portfolio                (MIST) Legg Mason ClearBridge Aggressive Growth Portfolio

(MSF) MetLife Aggressive Allocation Portfolio           (MIST) MetLife Aggressive Strategy Portfolio


SUBSTITUTIONS:

FORMER PORTFOLIO                                        NEW PORTFOLIO
----------------                                        -------------
(FTVIPT) Templeton Growth Securities Fund               (MIST) Met/Templeton Growth Portfolio
Pioneer Bond VCT Portfolio                              (MIST) PIMCO Total Return Portfolio
Pioneer Fund VCT Portfolio                              (MIST) Pioneer Fund Portfolio
Legg Mason ClearBridge Variable Capital Portfolio       (MSF) Davis Venture Value Portfolio

LIQUIDATION:

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011-04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company, are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

  MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

  ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

  OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

  DISTRIBUTION EXPENSE -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

  GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

  EARNINGS PRESERVATION BENEFIT -- For an additional charge, the Company will provide this additional death benefit.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

  The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

  Mortality and Expense Risk              0.75% - 2.05%
  Administrative                          0.10% - 0.25%
  Optional Death Benefit Rider            0.15% - 0.35%
  Distribution Expense                            0.10%
  Guaranteed Minimum Accumulation Benefit         1.50%
  Earnings Preservation Benefit                   0.25%

  The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

  The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

  GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

  LIFETIME WITHDRAWAL GUARANTEE -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

  GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

  GUARANTEED MINIMUM INCOME BENEFIT -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

  ENHANCED DEATH BENEFIT -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

  ENHANCED GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

  The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

  Guaranteed Minimum Accumulation Benefit         0.75%
  Lifetime Withdrawal Guarantee           0.50% - 1.80%
  Guaranteed Withdrawal Benefit           0.25% - 1.00%
  Guaranteed Minimum Income Benefit       0.50% - 1.50%
  Enhanced Death Benefit                  0.60% - 1.50%
  Enhanced Guaranteed Withdrawal Benefit  0.55% - 1.00%


  The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed which ranges from $12 to $40 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain portfolios of the MIST and MSF Trusts are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                        FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2011         DECEMBER 31, 2011
                                                       ------------------------- -------------------------
                                                                                                  PROCEEDS
                                                                                       COST OF        FROM
                                                            SHARES      COST ($) PURCHASES ($)   SALES ($)
                                                       ----------- ------------- ------------- -----------
Alger Small Cap Growth Sub-Account                       1,660,973    48,055,798       645,639   5,767,727
American Funds Bond Sub-Account                         10,735,722   113,025,293    31,319,190   3,412,875
American Funds Global Growth Sub-Account                10,391,926   217,733,911    26,377,312   6,798,013
American Funds Global Small Capitalization Sub-Account   4,507,156    86,487,869    19,961,517   5,309,750
American Funds Growth Sub-Account                       11,173,330   575,059,235    57,942,237  19,165,692
American Funds Growth-Income Sub-Account                 8,236,740   290,517,120    25,881,774  10,604,458
DWS I International Sub-Account                          2,323,337    24,255,812       774,900   2,523,433
Federated High Income Bond Sub-Account                       4,524        32,017         2,613         565
Federated Kaufman Sub-Account                                4,553        59,580           802      11,295
Federated Managed Volatility Sub-Account                       995         8,394           543       5,399
Fidelity VIP Asset Manager Sub-Account                   6,309,518    96,235,266     2,700,938  12,989,013
Fidelity VIP Contrafund Sub-Account                     16,902,018   386,924,224    53,287,090  30,092,552
Fidelity VIP Equity-Income Sub-Account                     293,736     6,719,413       200,940     979,743
Fidelity VIP FundsManager 60% Sub-Account              272,227,024 2,604,934,087 1,513,287,490     642,589
Fidelity VIP Growth Sub-Account                          3,577,520   134,011,952     1,493,069  16,741,487
Fidelity VIP Index 500 Sub-Account                         464,408    58,870,346     2,794,388   9,837,183
Fidelity VIP Mid Cap Sub-Account                         8,317,058   230,027,363    79,447,840   1,432,280
Fidelity VIP Money Market Sub-Account                   73,068,657    73,068,657   289,900,388 284,175,579
Fidelity VIP Overseas Sub-Account                          342,200     6,268,678       251,368     777,216
FTVIPT Franklin Income Securities Sub-Account           14,428,157   217,123,868    48,507,661  11,104,683
FTVIPT Franklin Small Cap Value Securities Sub-Account   3,265,018    46,392,478    22,934,754     632,067
FTVIPT Mutual Shares Securities Sub-Account              7,706,950   132,294,374    17,142,439   4,861,170
FTVIPT Templeton Foreign Securities Sub-Account          5,494,367    83,043,103     7,194,440   8,650,565
FTVIPT Templeton Global Bond Securities Sub-Account      7,712,731   141,377,934    67,904,445   6,734,564
Invesco V.I. Capital Appreciation Sub-Account                4,719       119,650           226      31,997
Invesco V.I. Core Equity Sub-Account                        10,358       260,550         3,098     120,984
Invesco V.I. Global Real Estate Sub-Account              1,134,567    14,903,967     6,859,714     951,980
Invesco V.I. International Growth Sub-Account            5,908,640   152,997,769    54,749,961     252,387
Invesco V.I. Van Kampen Capital Growth Sub-Account           2,822        87,965             2      35,469
Invesco V.I. Van Kampen Equity and Income Sub-Account   30,400,377   408,586,740    89,189,431   7,214,594
Invesco V.I. Van Kampen Growth and Income Sub-Account   11,631,243   200,314,881    52,664,129     544,345
Invesco V.I. Van Kampen Mid Cap Value Sub-Account        3,693,177    44,093,948    19,333,877     497,197
Janus Aspen Worldwide Sub-Account                              184         4,335            33       1,004
LMPVET ClearBridge Variable Aggressive Growth
  Sub-Account                                            9,631,240   144,632,561    12,254,101  11,319,358
LMPVET ClearBridge Variable Appreciation Sub-Account     9,500,229   221,490,106    51,831,585   2,011,448
LMPVET ClearBridge Variable Equity Income Builder
  Sub-Account                                            9,866,387   107,437,886    28,429,566   9,486,418
LMPVET ClearBridge Variable Fundamental All Cap Value
  Sub-Account                                            5,262,134   107,885,873     8,873,283   5,060,899
LMPVET ClearBridge Variable Large Cap Growth
  Sub-Account                                              292,482     4,482,993       437,850   1,781,294
LMPVET ClearBridge Variable Large Cap Value
  Sub-Account                                              283,341     4,033,024     1,981,978     967,995
LMPVET ClearBridge Variable Small Cap Growth
  Sub-Account                                            2,762,160    36,945,323    11,380,540   2,186,499
LMPVET Investment Counsel Variable Social Awareness
  Sub-Account                                               20,797       507,442        57,132      61,529
LMPVET Variable Lifestyle Allocation 50% Sub-Account     2,122,985    24,778,514    13,799,800   2,092,268
LMPVET Variable Lifestyle Allocation 70% Sub-Account       294,840     3,196,723       339,833     583,310
LMPVET Variable Lifestyle Allocation 85% Sub-Account     5,654,893    64,102,404    12,786,268   6,608,611
LMPVIT Western Asset Variable Global High Yield Bond
  Sub-Account                                            9,446,883    78,121,690    16,840,878   3,598,591
MFS VIT Investors Trust Sub-Account                          1,752        31,784           336       8,832
MFS VIT New Discovery Sub-Account                            2,896        43,515         5,639         755


(a) For the period May 2, 2011 to December 31, 2011.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                     FOR THE YEAR ENDED
                                                      AS OF DECEMBER 31, 2011         DECEMBER 31, 2011
                                                    ------------------------- -------------------------
                                                                                               PROCEEDS
                                                                                    COST OF        FROM
                                                         SHARES      COST ($) PURCHASES ($)   SALES ($)
                                                    ----------- ------------- ------------- -----------
MFS VIT Research Sub-Account                              2,404        39,161           448      68,071
MIST AllianceBernstein Global Dynamic Allocation
  Sub-Account (a)                                   168,487,066 1,630,178,775 1,630,178,775          --
MIST American Funds Balanced Allocation
  Sub-Account                                       308,442,034 2,672,981,294   590,268,016  40,922,380
MIST American Funds Bond Sub-Account                 33,720,682   326,767,035    93,090,255  30,383,155
MIST American Funds Growth Allocation Sub-Account   160,182,221 1,239,711,641   118,699,853  85,841,270
MIST American Funds Growth Sub-Account               63,596,882   493,162,634   125,872,953  20,446,891
MIST American Funds International Sub-Account        40,764,442   311,502,773    79,137,470  31,825,781
MIST American Funds Moderate Allocation Sub-Account 171,607,028 1,546,705,133   297,602,283  31,822,390
MIST AQR Global Risk Balanced Sub-Account (a)       180,258,700 1,877,398,809 1,877,398,809          --
MIST BlackRock Global Tactical Strategies
  Sub-Account (a)                                   298,604,236 2,871,827,639 2,871,827,639          --
MIST BlackRock High Yield Sub-Account                26,714,350   215,195,185   140,107,247  91,260,225
MIST BlackRock Large Cap Core Sub-Account             1,495,918    12,921,774     5,265,173   1,797,093
MIST Clarion Global Real Estate Sub-Account          15,888,700   179,919,214    30,014,229   7,252,055
MIST Dreman Small Cap Value Sub-Account               1,615,433    20,302,075     2,823,317   3,363,936
MIST Goldman Sachs Mid Cap Value Sub-Account         10,946,091   139,189,642    38,875,628   9,700,444
MIST Harris Oakmark International Sub-Account        39,548,588   527,072,920   114,086,644  34,651,617
MIST Invesco Small Cap Growth Sub-Account            15,464,939   192,869,573    42,166,808  12,642,688
MIST Janus Forty Sub-Account                          1,112,678    72,024,297    32,051,625   9,774,293
MIST Lazard Mid Cap Sub-Account                      12,307,707   145,680,082    15,098,212  10,589,052
MIST Legg Mason ClearBridge Aggressive Growth
  Sub-Account                                        34,794,120   266,262,079   186,719,504  16,328,937
MIST Loomis Sayles Global Markets Sub-Account        14,564,719   161,903,308    51,977,029  16,683,409
MIST Lord Abbett Bond Debenture Sub-Account          20,128,718   240,705,893    31,893,290  40,412,257
MIST Lord Abbett Mid Cap Value Sub-Account            8,366,587   115,021,422    32,161,724   7,630,960
MIST Met/Eaton Vance Floating Rate Sub-Account        4,246,536    43,630,503    38,791,456  10,881,414
MIST Met/Franklin Low Duration Total Return
  Sub-Account (a)                                     2,805,470    27,845,125    30,588,202   2,718,743
MIST Met/Franklin Mutual Shares Sub-Account          18,873,669   150,672,642    52,667,029   7,216,358
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account                                        62,249,141   528,338,385    84,358,870  38,571,857
MIST Met/Templeton Growth Sub-Account                 5,734,449    57,271,597    53,908,309   3,267,628
MIST Met/Templeton International Bond Sub-Account     4,450,638    52,666,454    21,456,915   2,822,441
MIST MetLife Aggressive Strategy Sub-Account         58,363,949   594,695,835    81,811,256  40,426,215
MIST MetLife Balanced Plus Sub-Account (a)          254,944,471 2,425,793,569 2,425,793,569          --
MIST MetLife Balanced Strategy Sub-Account          673,100,410 6,960,699,308   852,140,313 272,286,729
MIST MetLife Defensive Strategy Sub-Account         207,131,944 2,108,773,015   436,797,109 201,971,497
MIST MetLife Growth Strategy Sub-Account            494,625,595 5,536,836,092   174,210,948 474,216,752
MIST MetLife Moderate Strategy Sub-Account          317,811,829 3,223,185,587   427,050,522 123,869,428
MIST MFS Emerging Markets Equity Sub-Account         39,878,668   381,448,729   108,099,472  19,840,389
MIST MFS Research International Sub-Account          31,925,355   348,218,323    25,690,769  19,059,124
MIST Morgan Stanley Mid Cap Growth Sub-Account       10,458,999   102,613,965    35,937,055   3,755,004
MIST Oppenheimer Capital Appreciation Sub-Account    27,958,540   218,337,537       414,209  26,661,781
MIST PIMCO Inflation Protected Bond Sub-Account      79,104,386   869,924,815   252,638,435  65,750,450
MIST PIMCO Total Return Sub-Account                 178,920,499 2,111,157,160   566,952,142 133,977,824
MIST Pioneer Fund Sub-Account                        12,635,098   158,674,926    69,574,316   5,107,919
MIST Pioneer Strategic Income Sub-Account            54,858,209   564,296,761   199,343,265   9,301,269
MIST Pyramis Government Income Sub-Account (a)       45,710,478   484,101,102   484,574,878     471,675
MIST Rainier Large Cap Equity Sub-Account             7,483,530    57,728,697    22,012,491   7,576,295
MIST RCM Technology Sub-Account                      24,199,572   101,439,670    28,180,537  22,131,292
MIST SSgA Growth and Income ETF Sub-Account         124,730,142 1,321,849,538   500,942,945  65,905,338
MIST SSgA Growth ETF Sub-Account                     38,344,225   372,282,724   123,731,144  23,230,556
MIST T. Rowe Price Large Cap Value Sub-Account       24,250,792   591,926,921    21,581,508  47,890,440

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                     FOR THE YEAR ENDED
                                                      AS OF DECEMBER 31, 2011         DECEMBER 31, 2011
                                                      ----------------------- -------------------------
                                                                                               PROCEEDS
                                                                                    COST OF        FROM
                                                          SHARES     COST ($) PURCHASES ($)   SALES ($)
                                                      ---------- ------------ ------------- -----------
MIST T. Rowe Price Mid Cap Growth Sub-Account         47,475,286  373,241,836    85,228,670  38,887,091
MIST Third Avenue Small Cap Value Sub-Account         21,503,006  295,610,100    22,659,409  26,866,728
MIST Turner Mid Cap Growth Sub-Account                 6,670,329   78,730,642    17,935,803  10,988,325
MIST Van Kampen Comstock Sub-Account                  28,713,737  237,739,246    50,642,915   7,173,062
MSF Artio International Stock Sub-Account                361,495    4,510,169       321,666     731,613
MSF Barclays Capital Aggregate Bond Index Sub-Account 11,453,928  125,061,239    51,295,804  12,337,120
MSF BlackRock Bond Income Sub-Account                    449,869   47,377,641     9,043,053   8,053,796
MSF BlackRock Large Cap Value Sub-Account                279,023    3,171,905       855,325     880,528
MSF BlackRock Legacy Large Cap Growth Sub-Account        455,071   10,332,673     6,586,165   3,477,673
MSF BlackRock Money Market Sub-Account                 6,336,253  633,625,227   359,781,243 280,041,982
MSF Davis Venture Value Sub-Account                   20,296,553  542,973,281    60,549,031  34,915,482
MSF FI Value Leaders Sub-Account                          35,027    5,432,505     1,002,686   1,303,538
MSF Jennison Growth Sub-Account                       20,629,370  219,772,455    34,886,227  30,659,640
MSF Loomis Sayles Small Cap Core Sub-Account              47,124    9,221,706     4,642,550   1,469,051
MSF Met/Artisan Mid Cap Value Sub-Account              1,233,487  259,860,204    11,296,622  21,637,379
MSF Met/Dimensional International Small Company
  Sub-Account                                          3,577,672   51,842,980    26,607,056   4,015,979
MSF MetLife Conservative Allocation Sub-Account          901,594    9,481,937     1,587,453   1,286,272
MSF MetLife Conservative to Moderate Allocation
  Sub-Account                                            639,569    6,587,418       681,028   2,725,908
MSF MetLife Mid Cap Stock Index Sub-Account            6,060,310   76,476,820    36,793,754  12,176,015
MSF MetLife Moderate Allocation Sub-Account            4,104,056   44,968,929     2,895,426   6,007,908
MSF MetLife Moderate to Aggressive Allocation
  Sub-Account                                          4,702,896   52,817,485     2,528,242   8,824,353
MSF MetLife Stock Index Sub-Account                   12,290,275  328,161,001    67,046,465  51,331,756
MSF MFS Total Return Sub-Account                         282,312   38,811,908     2,969,986   7,133,148
MSF MFS Value Sub-Account                              3,577,836   43,804,401     4,819,044   6,243,465
MSF Morgan Stanley EAFE Index Sub-Account              6,878,906   78,470,106    26,955,554   5,241,324
MSF Neuberger Berman Genesis Sub-Account                 936,841   13,329,768     2,748,782   1,679,194
MSF Neuberger Berman Mid Cap Value Sub-Account           210,872    3,896,452     2,886,458     659,113
MSF Oppenheimer Global Equity Sub-Account                674,140   10,047,251       672,303   1,588,531
MSF Russell 2000 Index Sub-Account                     5,149,054   61,142,811    31,541,513  10,655,752
MSF T. Rowe Price Large Cap Growth Sub-Account            99,165    1,343,592       539,534     418,803
MSF T. Rowe Price Small Cap Growth Sub-Account           458,673    5,517,403     1,192,576   2,155,770
MSF Van Eck Global Natural Resources Sub-Account       7,894,060  123,617,436    68,031,411   4,501,856
MSF Western Asset Management U.S. Government
  Sub-Account                                         23,494,248  281,442,393    95,471,252  26,372,570
Neuberger Berman Genesis Sub-Account                         155        5,329           239       1,646
Oppenheimer VA Core Bond Sub-Account                       1,289       13,659           588         543
Oppenheimer VA Global Strategic Income Sub-Account           757        3,689           184          62
Oppenheimer VA Main Street Small- & Mid-Cap
  Sub-Account                                          4,788,103   68,812,284    14,527,338   1,089,166
Oppenheimer VA Main Street Sub-Account                     5,181      105,549         1,404      12,054
Oppenheimer VA Money Sub-Account                         114,709      114,709            11       1,616
Pioneer VCT Cullen Value Sub-Account                     189,066    1,764,101       279,455     350,911
Pioneer VCT Emerging Markets Sub-Account                  29,768      715,294       349,439     643,931
Pioneer VCT Equity Income Sub-Account                     18,212      293,041        92,010     113,687
Pioneer VCT Ibbotson Growth Allocation Sub-Account     1,743,994   13,096,071     1,122,003   1,819,970
Pioneer VCT Ibbotson Moderate Allocation Sub-Account   2,550,980   21,045,118     1,755,671   2,095,530
Pioneer VCT Mid Cap Value Sub-Account                  3,120,326   53,462,152     8,567,266   2,742,465
Pioneer VCT Real Estate Shares Sub-Account                14,363      183,230       108,096     111,886
T. Rowe Price Growth Stock Sub-Account                   189,002    5,256,777       186,743   1,295,780
T. Rowe Price International Stock Sub-Account             57,407      789,713        72,526     193,224
T. Rowe Price Prime Reserve Sub-Account                  973,736      973,736       359,466     650,310
UIF U.S. Real Estate Sub-Account                       5,642,220   90,656,483     8,965,726   4,859,930

(a) For the period May 2, 2011 to December 31, 2011.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                               ALGER SMALL CAP GROWTH        AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH
                                          SUB-ACCOUNT                SUB-ACCOUNT                     SUB-ACCOUNT
                               ------------------------- -------------------------- -------------------------------
                                    2011         2010          2011         2010          2011              2010
                               ------------ ------------ ------------- ------------ ------------- -----------------
Units beginning of year        5,634,931    6,156,883     5,183,483    3,608,245     7,470,107         6,579,263
Units issued and transferred
  from other funding options     316,024      440,832     2,713,714    2,268,949     2,118,337         1,820,255
Units redeemed and transferred
  to other funding options      (738,294)    (962,784)   (1,194,003)    (693,711)   (1,383,115)         (929,411)
                               ------------ ------------ ------------- ------------ ------------- -----------------
Units end of year              5,212,661    5,634,931     6,703,194    5,183,483     8,205,329         7,470,107
                               ============ ============ ============= ============ ============= =================

                                  DWS I INTERNATIONAL    FEDERATED HIGH INCOME BOND    FEDERATED KAUFMAN
                                          SUB-ACCOUNT                   SUB-ACCOUNT          SUB-ACCOUNT
                               ------------------------- -------------- -------------- --------------------
                                    2011         2010           2011           2010      2011     2010 (a)
                               ------------ ------------ -------------- -------------- --------- ----------
Units beginning of year        2,471,385    2,700,348          3,566          3,582    14,184         --
Units issued and transferred
  from other funding options     204,514      230,638             --             --        --     15,991
Units redeemed and transferred
  to other funding options      (430,294)    (459,601)           (17)           (16)   (2,046)    (1,807)
                               ------------ ------------ -------------- -------------- --------- ----------
Units end of year              2,245,605    2,471,385          3,549          3,566    12,138     14,184
                               ============ ============ ============== ============== ========= ==========

                                                                           FIDELITY VIP
                               FIDELITY VIP EQUITY-INCOME              FUNDSMANAGER 60%         FIDELITY VIP GROWTH
                                              SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------------- ----------------------------- ---------------------------
                                      2011           2010           2011           2010          2011          2010
                               -------------- -------------- -------------- -------------- ------------- -------------
Units beginning of year            530,175        619,856    118,824,451      4,074,373    10,951,340    11,893,241
Units issued and transferred
  from other funding options         5,843          3,984    160,286,275    116,408,584       451,048       612,157
Units redeemed and transferred
  to other funding options         (75,729)       (93,665)    (6,646,535)    (1,658,506)   (1,484,001)   (1,554,058)
                               -------------- -------------- -------------- -------------- ------------- -------------
Units end of year                  460,289        530,175    272,464,191    118,824,451     9,918,387    10,951,340
                               ============== ============== ============== ============== ============= =============

                                                               FTVIPT FRANKLIN               FTVIPT FRANKLIN
                               FIDELITY VIP OVERSEAS         INCOME SECURITIES    SMALL CAP VALUE SECURITIES
                                         SUB-ACCOUNT               SUB-ACCOUNT                   SUB-ACCOUNT
                               ------------------------ ------------------------- -----------------------------
                                  2011          2010         2011         2010         2011             2010
                               ---------- ------------- ------------ ------------ ------------ ----------------
Units beginning of year        593,728       663,667    3,722,732    3,157,996    3,178,430        1,787,114
Units issued and transferred
  from other funding options    23,085        39,152    1,395,405    1,073,134    3,372,394        1,819,181
Units redeemed and transferred
  to other funding options     (76,741)     (109,091)    (827,665)    (508,398)    (839,977)        (427,865)
                               ---------- ------------- ------------ ------------ ------------ ----------------
Units end of year              540,072       593,728    4,290,472    3,722,732    5,710,847        3,178,430
                               ========== ============= ============ ============ ============ ================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

             AMERICAN FUNDS
GLOBAL SMALL CAPITALIZATION     AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                SUB-ACCOUNT               SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------ ------------------------- -------------------------------
     2011              2010         2011         2010         2011               2010
------------ ----------------- ------------ ------------ ------------ ------------------
2,578,008         2,262,060    3,717,676    3,225,880    2,639,070          2,398,146
1,050,382           894,535      960,174      942,727      570,737            615,981
 (547,716)         (578,587)    (701,638)    (450,931)    (435,882)          (375,057)
------------ ----------------- ------------ ------------ ------------ ------------------
3,080,674         2,578,008    3,976,212    3,717,676    2,773,925          2,639,070
============ ================= ============ ============ ============ ==================

FEDERATED MANAGED VOLATILITY    FIDELITY VIP ASSET MANAGER     FIDELITY VIP CONTRAFUND
                 SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------- ----------------------------- ---------------------------
  2011               2010 (a)         2011            2010          2011          2010
--------- --------------------- ------------- --------------- ------------- -------------
 2,848                    --     8,263,984       9,345,424    15,707,574    15,955,996
    --                 4,805       312,726         344,604     2,315,662     2,046,178
(1,024)               (1,957)   (1,222,970)     (1,426,044)   (2,434,383)   (2,294,600)
--------- --------------------- ------------- --------------- ------------- -------------
 1,824                 2,848     7,353,740       8,263,984    15,588,853    15,707,574
========= ===================== ============= =============== ============= =============

FIDELITY VIP INDEX 500      FIDELITY VIP MID CAP FIDELITY VIP MONEY MARKET
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ---------------------- ----------------------------
     2011         2010         2011         2010          2011        2010
------------ ------------ ------------ --------- ------------- --------------
4,565,389    5,300,313    4,364,581    3,075,278     7,492,405   6,126,543
   13,022       20,873    2,636,656    1,773,206   142,314,946  96,878,440
 (602,299)    (755,797)    (711,772)   (483,903) (141,806,301) (95,512,578)
------------ ------------ ------------ ----------------------- --------------
3,976,112    4,565,389    6,289,465    4,364,581     8,001,050   7,492,405
============ ============ ============ ========= ============= ==============

   FTVIPT MUTUAL SHARES          FTVIPT TEMPLETON           FTVIPT TEMPLETON
             SECURITIES                   FOREIGN     GLOBAL BOND SECURITIES
            SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-------------------------- ------------------------- --------------------------
      2011         2010         2011         2010          2011         2010
------------- ------------ ------------ ------------ ------------- ------------
 5,431,435    4,784,657    2,782,005    2,655,441     4,997,591    2,853,081
 1,448,728    1,283,480      517,182      583,518     4,530,568    2,640,993
  (927,835)    (636,702)    (578,766)    (456,954)   (1,423,898)    (496,483)
------------- ------------ ------------ ------------ ------------- ------------
 5,952,328    5,431,435    2,720,421    2,782,005     8,104,261    4,997,591
============= ============ ============ ============ ============= ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                               INVESCO V.I. CAPITAL APPRECIATION    INVESCO V.I. CORE EQUITY    INVESCO V.I. GLOBAL REAL ESTATE
                                                     SUB-ACCOUNT                 SUB-ACCOUNT                        SUB-ACCOUNT
                               ------------------------------------ --------------------------- ----------------------------------
                                      2011                  2010           2011         2010         2011                  2010
                               -------------- --------------------- -------------- ------------ ------------ ---------------------
Units beginning of year             33,129                41,631         88,640       99,143    1,148,943               704,385
Units issued and transferred
  from other funding options             9                    18             --           21    1,049,840               606,861
Units redeemed and transferred
  to other funding options          (7,290)               (8,520)       (25,449)     (10,524)    (335,687)             (162,303)
                               -------------- --------------------- -------------- ------------ ------------ ---------------------
Units end of year                   25,848                33,129         63,191       88,640    1,863,096             1,148,943
                               ============== ===================== ============== ============ ============ =====================

                               INVESCO V.I. VAN KAMPEN    INVESCO V.I. VAN KAMPEN
                                     GROWTH AND INCOME              MID CAP VALUE         JANUS ASPEN WORLDWIDE
                                           SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
                               --------------------------   -------------------------- -----------------------------
                                     2011         2010         2011          2010           2011          2010
                               ------------- ------------ ------------ ------------- -------------- ----------------
Units beginning of year         9,061,763    6,896,039    2,673,648     1,763,519            901            999
Units issued and transferred
  from other funding options    4,107,609    2,959,924    2,372,998     1,259,195             --             --
Units redeemed and transferred
  to other funding options     (1,391,990)    (794,200)    (556,176)     (349,066)          (132)           (98)
                               ------------- ------------ ------------ ------------- -------------- ----------------
Units end of year              11,777,382    9,061,763    4,490,470     2,673,648            769            901
                               ============= ============ ============ ============= ============== ================

                               LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                 FUNDAMENTAL ALL CAP VALUE               LARGE CAP GROWTH                LARGE CAP VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                    2011              2010        2011               2010           2011            2010
                               ------------ ----------------- ----------- ------------------ -------------- ---------------
Units beginning of year        3,100,875         2,989,079     459,350            557,417        194,899         196,692
Units issued and transferred
  from other funding options     664,276           524,162      39,883             46,697        149,986          29,654
Units redeemed and transferred
  to other funding options      (552,005)         (412,366)   (136,193)          (144,764)       (79,550)        (31,447)
                               ------------ ----------------- ----------- ------------------ -------------- ---------------
Units end of year              3,213,146         3,100,875     363,040            459,350        265,335         194,899
                               ============ ================= =========== ================== ============== ===============

                                        LMPVET VARIABLE    LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE
                               LIFESTYLE ALLOCATION 70%               ALLOCATION 85%           GLOBAL HIGH YIELD BOND
                                            SUB-ACCOUNT                  SUB-ACCOUNT                      SUB-ACCOUNT
                               --------------------------- ---------------------------- --------------------------------
                                      2011         2010         2011            2010         2011                2010
                               -------------- ------------ ------------ --------------- ------------ -------------------
Units beginning of year            236,121      271,548    4,289,092       3,756,486    3,170,899           2,845,850
Units issued and transferred
  from other funding options        23,150       11,385    1,172,315         981,734    1,165,713           1,008,282
Units redeemed and transferred
  to other funding options         (39,688)     (46,812)    (728,953)       (449,128)    (741,795)           (683,233)
                               -------------- ------------ ------------ --------------- ------------ -------------------
Units end of year                  219,583      236,121    4,732,454       4,289,092    3,594,817           3,170,899
                               ============== ============ ============ =============== ============ ===================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

                                     INVESCO V.I. VAN KAMPEN     INVESCO V.I. VAN KAMPEN
INVESCO V.I. INTERNATIONAL GROWTH             CAPITAL GROWTH           EQUITY AND INCOME
                      SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------ -------------------------- ---------------------------
     2011                    2010      2011             2010          2011          2010
------------ ----------------------- --------- ---------------- ------------- -------------
4,327,573               2,818,925    25,363           26,829    22,199,448    17,747,381
2,701,345               1,870,709        --           32,291     9,005,018     6,790,513
 (547,850)               (362,061)   (6,489)         (33,757)   (3,834,330)   (2,338,446)
------------ ----------------------- --------- ---------------- ------------- -------------
6,481,068               4,327,573    18,874           25,363    27,370,136    22,199,448
============ ======================= ========= ================ ============= =============

        LMPVET CLEARBRIDGE        LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
VARIABLE AGGRESSIVE GROWTH     VARIABLE APPRECIATION    VARIABLE EQUITY INCOME BUILDER
               SUB-ACCOUNT               SUB-ACCOUNT                       SUB-ACCOUNT
----------------------------- ------------------------- ---------------------------------
      2011            2010         2011         2010          2011                2010
------------- --------------- ------------ ------------ ------------- -------------------
11,742,972      11,503,827    5,515,253    4,134,838     6,778,039           6,144,958
 2,843,299       2,318,559    2,453,739    1,932,621     2,730,896           1,589,873
(2,730,657)     (2,079,414)    (947,455)    (552,206)   (1,495,480)           (956,792)
------------- --------------- ------------ ------------ ------------- -------------------
11,855,614      11,742,972    7,021,537    5,515,253     8,013,455           6,778,039
============= =============== ============ ============ ============= ===================

LMPVET CLEARBRIDGE VARIABLE    LMPVET INVESTMENT COUNSEL             LMPVET VARIABLE
           SMALL CAP GROWTH    VARIABLE SOCIAL AWARENESS    LIFESTYLE ALLOCATION 50%
                SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------ ---------------------------- ---------------------------
     2011              2010           2011          2010         2011           2010
------------ ----------------- -------------- ------------- ------------ --------------
2,149,625         1,757,714         17,424        19,412      769,522        487,451
1,125,372           888,650          1,964         3,746      885,922        386,123
 (588,042)         (496,739)        (2,011)       (5,734)    (240,462)      (104,052)
------------ ----------------- -------------- ------------- ------------ --------------
2,686,955         2,149,625         17,377        17,424    1,414,982        769,522
============ ================= ============== ============= ============ ==============

MFS VIT INVESTORS TRUST    MFS VIT NEW DISCOVERY         MFS VIT RESEARCH
            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------- ------------------------ -------------- ---------
       2011        2010           2011      2010           2011      2010
-------------- ----------- -------------- --------- -------------- ---------
      8,683      11,563          4,951     6,461         21,202    23,944
         --          --             --        --             --        --
     (1,633)     (2,880)           (12)   (1,510)       (12,527)   (2,742)
-------------- ----------- -------------- --------- -------------- ---------
      7,050       8,683          4,939     4,951          8,675    21,202
============== =========== ============== ========= ============== =========

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                            MIST
                               ALLIANCEBERNSTEIN
                                  GLOBAL DYNAMIC           MIST AMERICAN FUNDS
                                      ALLOCATION           BALANCED ALLOCATION    MIST AMERICAN FUNDS BOND
                                     SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
                               -------------------- ----------------------------- ---------------------------
                                         2011 (b)          2011           2010          2011          2010
                               -------------------- -------------- -------------- ------------- -------------
Units beginning of year                       --    251,644,506    147,529,141    26,655,400    14,305,838
Units issued and transferred
  from other funding options         171,624,926     89,766,437    124,042,699    15,422,410    16,482,411
Units redeemed and transferred
  to other funding options            (3,190,245)   (34,443,209)   (19,927,334)   (9,549,238)   (4,132,849)
                               -------------------- -------------- -------------- ------------- -------------
Units end of year                    168,434,681    306,967,734    251,644,506    32,528,572    26,655,400
                               ==================== ============== ============== ============= =============

                                                                    MIST               MIST
                                                              AQR GLOBAL          BLACKROCK
                                      MIST AMERICAN FUNDS           RISK    GLOBAL TACTICAL              MIST BLACKROCK
                                      MODERATE ALLOCATION       BALANCED         STRATEGIES                  HIGH YIELD
                                              SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------------- -------------- ------------------ ---------------------------
                                      2011           2010        2011 (b)           2011 (b)         2011          2010
                               -------------- -------------- -------------- ------------------ ------------- -------------
Units beginning of year        143,876,667     89,994,728             --                 --     9,034,810     5,656,394
Units issued and transferred
  from other funding options    47,194,350     65,794,039    182,389,813        303,340,901     9,640,893     8,972,443
Units redeemed and transferred
  to other funding options     (22,088,619)   (11,912,100)    (3,351,421)        (6,151,186)   (7,784,087)   (5,594,027)
                               -------------- -------------- -------------- ------------------ ------------- -------------
Units end of year              168,982,398    143,876,667    179,038,392        297,189,715    10,891,616     9,034,810
                               ============== ============== ============== ================== ============= =============

                                     MIST GOLDMAN SACHS         MIST HARRIS OAKMARK                MIST INVESCO
                                          MID CAP VALUE               INTERNATIONAL            SMALL CAP GROWTH
                                            SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                               --------------------------- --------------------------- ---------------------------
                                     2011          2010          2011          2010          2011          2010
                               ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year         7,332,195     6,218,018    23,589,953    18,176,767    11,943,258    11,180,366
Units issued and transferred
  from other funding options    4,171,038     2,318,620    11,194,299     9,297,531     5,675,067     3,041,631
Units redeemed and transferred
  to other funding options     (2,239,962)   (1,204,443)   (6,751,214)   (3,884,345)   (3,675,545)   (2,278,739)
                               ------------- ------------- ------------- ------------- ------------- -------------
Units end of year               9,263,271     7,332,195    28,033,038    23,589,953    13,942,780    11,943,258
                               ============= ============= ============= ============= ============= =============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

       MIST AMERICAN FUNDS                                       MIST AMERICAN FUNDS
         GROWTH ALLOCATION    MIST AMERICAN FUNDS GROWTH               INTERNATIONAL
               SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
----------------------------- ----------------------------- ---------------------------
       2011           2010           2011           2010          2011          2010
-------------- -------------- -------------- -------------- ------------- -------------
155,386,301    139,002,030     52,406,611     30,278,080    33,804,542    19,914,429
 31,607,811     40,270,626     26,126,126     29,340,669    15,378,100    18,617,289
(27,769,997)   (23,886,355)   (14,276,139)    (7,212,138)   (9,827,257)   (4,727,176)
-------------- -------------- -------------- -------------- ------------- -------------
159,224,115    155,386,301     64,256,598     52,406,611    39,355,385    33,804,542
============== ============== ============== ============== ============= =============

        MIST BLACKROCK                MIST CLARION
        LARGE CAP CORE          GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
           SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
------------------------- --------------------------- ------------------------------
     2011         2010          2011          2010         2011              2010
------------ ------------ ------------- ------------- ------------ -----------------
1,044,239      613,169     9,934,760     7,999,282    1,677,961         1,579,618
  690,281      598,887     3,957,434     3,600,130      380,391           478,958
 (319,799)    (167,817)   (2,587,328)   (1,664,652)    (407,528)         (380,615)
------------ ------------ ------------- ------------- ------------ -----------------
1,414,721    1,044,239    11,304,866     9,934,760    1,650,824         1,677,961
============ ============ ============= ============= ============ =================

                                                      MIST LEGG MASON CLEARBRIDGE
      MIST JANUS FORTY         MIST LAZARD MID CAP              AGGRESSIVE GROWTH
           SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
------------------------- --------------------------- ------------------------------
       2011       2010          2011          2010          2011             2010
-------------- ---------- ------------- ------------- ------------- ----------------
    397,905    192,470     8,873,534     8,013,598    13,863,499       12,110,468
    307,018    273,072     2,534,397     2,475,756    29,743,803        4,529,477
   (161,339)   (67,637)   (2,176,362)   (1,615,820)   (7,842,806)      (2,776,446)
-------------- ---------- ------------- ------------- ------------- ----------------
    543,584    397,905     9,231,569     8,873,534    35,764,496       13,863,499
============== ========== ============= ============= ============= ================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                     MIST LOOMIS SAYLES            MIST LORD ABBETT           MIST LORD ABBETT
                                         GLOBAL MARKETS              BOND DEBENTURE              MID CAP VALUE
                                            SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                               --------------------------- --------------------------- --------------------------
                                     2011          2010          2011          2010          2011         2010
                               ------------- ------------- ------------- ------------- ------------- ------------
Units beginning of year        10,620,691     7,198,911    11,708,304    11,953,991     4,351,943    3,034,782
Units issued and transferred
  from other funding options    6,932,197     5,309,769     2,202,739     2,137,545     2,425,601    2,103,106
Units redeemed and transferred
  to other funding options     (4,390,932)   (1,887,989)   (3,062,967)   (2,383,232)   (1,410,682)    (785,945)
                               ------------- ------------- ------------- ------------- ------------- ------------
Units end of year              13,161,956    10,620,691    10,848,076    11,708,304     5,366,862    4,351,943
                               ============= ============= ============= ============= ============= ============

                               MIST MET/FRANKLIN TEMPLETON                                      MIST MET/TEMPLETON
                                         FOUNDING STRATEGY    MIST MET/TEMPLETON GROWTH         INTERNATIONAL BOND
                                               SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                               ------------------------------ ---------------------------- --------------------------
                                      2011            2010         2011         2010 (c)         2011         2010
                               -------------- --------------- ------------ --------------- ------------- ------------
Units beginning of year         59,315,796      49,352,169      614,557              --     2,982,596      775,327
Units issued and transferred
  from other funding options    16,803,358      19,542,207    4,751,657         665,172     2,461,365    2,588,044
Units redeemed and transferred
  to other funding options     (12,494,356)     (9,578,580)    (678,787)        (50,615)   (1,167,888)    (380,775)
                               -------------- --------------- ------------ --------------- ------------- ------------
Units end of year               63,624,798      59,315,796    4,687,427         614,557     4,276,073    2,982,596
                               ============== =============== ============ =============== ============= ============

                                             MIST METLIFE                  MIST METLIFE                  MIST METLIFE
                                       DEFENSIVE STRATEGY               GROWTH STRATEGY             MODERATE STRATEGY
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                               ----------------------------- ----------------------------- -----------------------------
                                      2011           2010           2011           2010           2011           2010
                               -------------- -------------- -------------- -------------- -------------- --------------
Units beginning of year        167,912,074    134,240,318    473,161,406    490,302,032    257,780,425    201,975,022
Units issued and transferred
  from other funding options    76,067,194     70,407,244     45,446,076     37,570,947     71,989,252     86,984,304
Units redeemed and transferred
  to other funding options     (57,716,756)   (36,735,488)   (71,630,288)   (54,711,573)   (48,392,030)   (31,178,901)
                               -------------- -------------- -------------- -------------- -------------- --------------
Units end of year              186,262,512    167,912,074    446,977,194    473,161,406    281,377,647    257,780,425
                               ============== ============== ============== ============== ============== ==============

                                       MIST OPPENHEIMER                   MIST PIMCO
                                   CAPITAL APPRECIATION     INFLATION PROTECTED BOND       MIST PIMCO TOTAL RETURN
                                            SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                               --------------------------- ---------------------------- -----------------------------
                                     2011          2010           2011          2010           2011           2010
                               ------------- ------------- -------------- ------------- -------------- --------------
Units beginning of year        23,613,830    26,093,951     52,467,468    37,506,865    111,149,390     71,654,403
Units issued and transferred
  from other funding options    1,003,067     1,245,884     29,465,582    23,935,539     57,388,417     60,350,932
Units redeemed and transferred
  to other funding options     (3,844,169)   (3,726,005)   (18,845,173)   (8,974,936)   (36,225,860)   (20,855,945)
                               ------------- ------------- -------------- ------------- -------------- --------------
Units end of year              20,772,728    23,613,830     63,087,877    52,467,468    132,311,947    111,149,390
                               ============= ============= ============== ============= ============== ==============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

                                MIST MET/
                             FRANKLIN LOW                        MIST
   MIST MET/EATON VANCE    DURATION TOTAL                MET/FRANKLIN
          FLOATING RATE            RETURN               MUTUAL SHARES
            SUB-ACCOUNT       SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- ----------------- ---------------------------
      2011      2010 (c)          2011 (b)         2011          2010
------------- ------------ ----------------- ------------- -------------
 1,600,145           --                --    13,681,991     7,713,701
 4,622,127    1,761,955         3,514,127     7,434,827     7,738,231
(1,959,096)    (161,810)         (678,613)   (3,486,287)   (1,769,941)
------------- ------------ ----------------- ------------- -------------
 4,263,176    1,600,145         2,835,514    17,630,531    13,681,991
============= ============ ================= ============= =============

                                     MIST METLIFE
MIST METLIFE AGGRESSIVE STRATEGY    BALANCED PLUS    MIST METLIFE BALANCED STRATEGY
                     SUB-ACCOUNT      SUB-ACCOUNT                       SUB-ACCOUNT
----------------------------------- ---------------- ---------------------------------
      2011                  2010          2011 (b)          2011               2010
------------- --------------------- ---------------- -------------- ------------------
45,689,702            41,343,573               --    546,381,907        458,932,798
12,995,065            12,038,416      262,253,386    131,695,393        141,354,473
(9,294,378)           (7,692,287)      (5,177,364)   (85,252,697)       (53,905,364)
------------- --------------------- ---------------- -------------- ------------------
49,390,389            45,689,702      257,076,022    592,824,603        546,381,907
============= ===================== ================ ============== ==================

                MIST MFS                    MIST MFS         MIST MORGAN STANLEY
 EMERGING MARKETS EQUITY      RESEARCH INTERNATIONAL              MID CAP GROWTH
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011          2010
------------- ------------- ------------- ------------- ------------- -------------
29,287,659    18,534,256    22,399,698    21,694,779     6,606,286     5,166,934
16,833,846    15,900,566     4,990,746     4,866,440     3,983,667     2,834,922
(9,116,951)   (5,147,163)   (4,549,426)   (4,161,521)   (1,854,448)   (1,395,570)
------------- ------------- ------------- ------------- ------------- -------------
37,004,554    29,287,659    22,841,018    22,399,698     8,735,505     6,606,286
============= ============= ============= ============= ============= =============

                                                            MIST PYRAMIS
                                                              GOVERNMENT
      MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME          INCOME
            SUB-ACCOUNT                      SUB-ACCOUNT     SUB-ACCOUNT
-------------------------- -------------------------------- ---------------
      2011         2010          2011               2010         2011 (b)
------------- ------------ ------------- ------------------ ---------------
 5,977,317    3,239,380    17,115,149         10,957,582              --
 4,740,977    3,338,408    11,816,114          8,203,544      50,016,569
(1,237,892)    (600,471)   (4,487,101)        (2,045,977)     (4,398,550)
------------- ------------ ------------- ------------------ ---------------
 9,480,402    5,977,317    24,444,162         17,115,149      45,618,019
============= ============ ============= ================== ===============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                                                            MIST SSGA
                               MIST RAINIER LARGE CAP EQUITY         MIST RCM TECHNOLOGY        GROWTH AND INCOME ETF
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                               -------------------------------- --------------------------- ----------------------------
                                     2011               2010          2011          2010           2011          2010
                               ------------- ------------------ ------------- ------------- -------------- -------------
Units beginning of year         5,826,308          4,962,869    16,174,286    13,832,826     85,827,962    29,942,630
Units issued and transferred
  from other funding options    4,146,884          2,614,493     8,188,940     7,800,959     55,359,660    60,995,275
Units redeemed and transferred
  to other funding options     (2,197,131)        (1,751,054)   (7,137,068)   (5,459,499)   (20,889,645)   (5,109,943)
                               ------------- ------------------ ------------- ------------- -------------- -------------
Units end of year               7,776,061          5,826,308    17,226,158    16,174,286    120,297,977    85,827,962
                               ============= ================== ============= ============= ============== =============

                                      MIST THIRD AVENUE
                                        SMALL CAP VALUE    MIST TURNER MID CAP GROWTH    MIST VAN KAMPEN COMSTOCK
                                            SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
                               --------------------------- ----------------------------- ---------------------------
                                     2011          2010          2011            2010          2011          2010
                               ------------- ------------- ------------- --------------- ------------- -------------
Units beginning of year        18,793,984    17,777,766     5,858,465       4,875,425    21,172,822    16,791,760
Units issued and transferred
  from other funding options    4,171,269     4,136,137     2,711,061       2,523,823     9,018,946     7,045,507
Units redeemed and transferred
  to other funding options     (4,353,554)   (3,119,919)   (2,154,391)     (1,540,783)   (5,053,971)   (2,664,445)
                               ------------- ------------- ------------- --------------- ------------- -------------
Units end of year              18,611,699    18,793,984     6,415,135       5,858,465    25,137,797    21,172,822
                               ============= ============= ============= =============== ============= =============

                                                                MSF BLACKROCK LEGACY
                               MSF BLACKROCK LARGE CAP VALUE        LARGE CAP GROWTH    MSF BLACKROCK MONEY MARKET
                                                 SUB-ACCOUNT             SUB-ACCOUNT                   SUB-ACCOUNT
                               -------------------------------- ----------------------- -----------------------------
                                      2011              2010        2011        2010           2011           2010
                               -------------- ----------------- ----------- ----------- -------------- --------------
Units beginning of year            253,453           264,703     601,185     612,808     51,015,018     54,211,009
Units issued and transferred
  from other funding options        92,234            48,171     499,439     130,372     82,525,547     56,918,244
Units redeemed and transferred
  to other funding options         (93,193)          (59,421)   (286,424)   (141,995)   (74,473,263)   (60,114,235)
                               -------------- ----------------- ----------- ----------- -------------- --------------
Units end of year                  252,494           253,453     814,200     601,185     59,067,302     51,015,018
                               ============== ================= =========== =========== ============== ==============

                                    MSF LOOMIS SAYLES             MSF MET/ARTISAN            MSF MET/DIMENSIONAL
                                       SMALL CAP CORE               MID CAP VALUE    INTERNATIONAL SMALL COMPANY
                                          SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
                               ------------------------- --------------------------- ------------------------------
                                      2011       2010          2011          2010         2011              2010
                               -------------- ---------- ------------- ------------- ------------ -----------------
Units beginning of year            214,307     73,444    15,163,945    15,659,935    2,082,274         1,225,665
Units issued and transferred
  from other funding options       183,188    177,229     2,591,966     2,242,180    2,109,614         1,504,214
Units redeemed and transferred
  to other funding options         (87,121)   (36,366)   (3,156,676)   (2,738,170)    (855,283)         (647,605)
                               -------------- ---------- ------------- ------------- ------------ -----------------
Units end of year                  310,374    214,307    14,599,235    15,163,945    3,336,605         2,082,274
                               ============== ========== ============= ============= ============ =================

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

                                  MIST T. ROWE PRICE           MIST T. ROWE PRICE
    MIST SSGA GROWTH ETF             LARGE CAP VALUE               MID CAP GROWTH
             SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
--------------------------- --------------------------- ----------------------------
      2011          2010          2011          2010           2011          2010
------------- ------------- ------------- ------------- -------------- -------------
29,136,066    16,443,398    14,212,118    14,942,501     40,356,445    31,597,201
17,254,725    17,578,371     1,831,906     1,536,657     16,646,841    15,342,005
(8,406,338)   (4,885,703)   (2,597,521)   (2,267,040)   (12,913,775)   (6,582,761)
------------- ------------- ------------- ------------- -------------- -------------
37,984,453    29,136,066    13,446,503    14,212,118     44,089,511    40,356,445
============= ============= ============= ============= ============== =============

                                                 MSF BARCLAYS
MSF ARTIO INTERNATIONAL STOCK    CAPITAL AGGREGATE BOND INDEX    MSF BLACKROCK BOND INCOME
                  SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
-------------------------------- ------------------------------- ----------------------------
       2011              2010          2011              2010        2011             2010
-------------- ----------------- ------------- ----------------- ----------- ----------------
    318,412           337,655     5,646,137         2,010,364     952,834          911,026
     38,304            65,262     4,860,368         4,667,969     266,299          285,215
    (74,688)          (84,505)   (2,423,139)       (1,032,196)   (266,058)        (243,407)
-------------- ----------------- ------------- ----------------- ----------- ----------------
    282,028           318,412     8,083,366         5,646,137     953,075          952,834
============== ================= ============= ================= =========== ================

 MSF DAVIS VENTURE VALUE      MSF FI VALUE LEADERS         MSF JENNISON GROWTH
             SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- ------------------------- ---------------------------
      2011          2010           2011       2010          2011          2010
------------- ------------- -------------- ---------- ------------- -------------
46,415,423    41,123,511        305,583    265,682    20,230,170    17,375,446
11,133,438    11,167,451         68,199     99,348     6,830,564     6,571,017
(9,180,676)   (5,875,539)       (84,228)   (59,447)   (6,183,513)   (3,716,293)
------------- ------------- -------------- ---------- ------------- -------------
48,368,185    46,415,423        289,554    305,583    20,877,221    20,230,170
============= ============= ============== ========== ============= =============

MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO                MSF METLIFE
              ALLOCATION            MODERATE ALLOCATION        MID CAP STOCK INDEX
             SUB-ACCOUNT                    SUB-ACCOUNT                SUB-ACCOUNT
--------------------------- ------------------------------ --------------------------
      2011          2010        2011               2010          2011         2010
------------- ------------- ----------- ------------------ ------------- ------------
   830,223       967,744     782,775            836,071     3,443,301    1,692,693
   121,935       250,831      51,439            117,347     2,827,133    2,366,351
  (101,388)     (388,352)   (225,831)          (170,643)   (1,561,443)    (615,743)
------------- ------------- ----------- ------------------ ------------- ------------
   850,770       830,223     608,383            782,775     4,708,991    3,443,301
============= ============= =========== ================== ============= ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                          MSF METLIFE                          MSF METLIFE
                                  MODERATE ALLOCATION    MODERATE TO AGGRESSIVE ALLOCATION     MSF METLIFE STOCK INDEX
                                          SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                               ------------------------- ----------------------------------- ---------------------------
                                    2011         2010         2011                   2010          2011          2010
                               ------------ ------------ ------------ ---------------------- ------------- -------------
Units beginning of year        4,192,524    4,293,013    5,194,016              5,328,120    23,801,960    21,150,594
Units issued and transferred
  from other funding options     200,071      262,765      231,797                257,429     9,003,675     9,022,338
Units redeemed and transferred
  to other funding options      (461,682)    (363,254)    (793,634)              (391,533)   (7,457,721)   (6,370,972)
                               ------------ ------------ ------------ ---------------------- ------------- -------------
Units end of year              3,930,913    4,192,524    4,632,179              5,194,016    25,347,914    23,801,960
                               ============ ============ ============ ====================== ============= =============

                                                                MSF NEUBERGER BERMAN
                               MSF NEUBERGER BERMAN GENESIS            MID CAP VALUE    MSF OPPENHEIMER GLOBAL EQUITY
                                                SUB-ACCOUNT              SUB-ACCOUNT                      SUB-ACCOUNT
                               ------------------------------- ------------------------ --------------------------------
                                   2011                2010           2011      2010       2011                  2010
                               ----------- ------------------- -------------- --------- ---------- ---------------------
Units beginning of year         578,563             605,787         82,451    11,335    608,969               672,213
Units issued and transferred
  from other funding options    203,416              96,136        132,421    76,055     48,407                41,665
Units redeemed and transferred
  to other funding options     (134,168)           (123,360)       (38,744)   (4,939)   (97,845)             (104,909)
                               ----------- ------------------- -------------- --------- ---------- ---------------------
Units end of year               647,811             578,563        176,128    82,451    559,531               608,969
                               =========== =================== ============== ========= ========== =====================

                                            MSF VAN ECK    MSF WESTERN ASSET MANAGEMENT
                               GLOBAL NATURAL RESOURCES                 U.S. GOVERNMENT    NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                     SUB-ACCOUNT                 SUB-ACCOUNT
                               --------------------------- ------------------------------- -------------- ------------
                                     2011          2010          2011              2010           2011         2010
                               ------------- ------------- ------------- ----------------- -------------- ------------
Units beginning of year         3,967,225     1,195,095    12,558,586         8,573,371            571          697
Units issued and transferred
  from other funding options    4,742,770     3,313,910     8,649,000         7,037,310              1           --
Units redeemed and transferred
  to other funding options     (1,799,312)     (541,780)   (5,169,345)       (3,052,095)           (98)        (126)
                               ------------- ------------- ------------- ----------------- -------------- ------------
Units end of year               6,910,683     3,967,225    16,038,241        12,558,586            474          571
                               ============= ============= ============= ================= ============== ============

                               OPPENHEIMER VA MAIN STREET    OPPENHEIMER VA MONEY PIONEER VCT CULLEN VALUE
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------------- -------------------- ---------------------------
                                      2011           2010           2011     2010        2011         2010
                               -------------- -------------- ----------- -------- -------------- ------------
Units beginning of year             24,227         28,105         20,177   20,177     243,744      223,412
Units issued and transferred
  from other funding options            --             --             --       --      33,606       44,706
Units redeemed and transferred
  to other funding options          (2,118)        (3,878)            --       --     (38,941)     (24,374)
                               -------------- -------------- ----------- -------- -------------- ------------
Units end of year                   22,109         24,227         20,177   20,177     238,409      243,744
                               ============== ============== =========== ======== ============== ============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

                                                        MSF MORGAN STANLEY
 MSF MFS TOTAL RETURN             MSF MFS VALUE                 EAFE INDEX
          SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------ ------------------------- --------------------------
    2011         2010         2011         2010          2011         2010
----------- ------------ ------------ ------------ ------------- ------------
 929,202    1,006,138    3,234,649    2,664,361     4,636,491    2,230,107
  94,193      126,620      610,358    1,034,132     2,965,365    3,151,237
(197,183)    (203,556)    (699,601)    (463,844)   (1,210,886)    (744,853)
----------- ------------ ------------ ------------ ------------- ------------
 826,212      929,202    3,145,406    3,234,649     6,390,970    4,636,491
=========== ============ ============ ============ ============= ============

                                MSF T. ROWE PRICE       MSF T. ROWE PRICE
 MSF RUSSELL 2000 INDEX          LARGE CAP GROWTH        SMALL CAP GROWTH
            SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-------------------------- -------------- ---------- -----------------------
      2011         2010           2011       2010        2011        2010
------------- ------------ -------------- ---------- ----------- -----------
 2,703,578    1,108,328         40,496     39,614     465,332     481,022
 2,808,291    2,273,866         18,754     18,052      84,456      99,207
(1,585,646)    (678,616)       (14,441)   (17,170)   (132,407)   (114,897)
------------- ------------ -------------- ---------- ----------- -----------
 3,926,223    2,703,578         44,809     40,496     417,381     465,332
============= ============ ============== ========== =========== ===========

                                     OPPENHEIMER VA                  OPPENHEIMER VA
OPPENHEIMER VA CORE BOND    GLOBAL STRATEGIC INCOME    MAIN STREET SMALL- & MID-CAP
             SUB-ACCOUNT                SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------- -------------------------- -------------------------------
       2011         2010           2011        2010         2011               2010
-------------- ------------ ----------- -------------- ------------ ------------------
      1,952       12,533            443       1,786    4,127,208          3,126,840
         --           --             --          --    1,467,581          1,486,005
        (74)     (10,581)            --      (1,343)    (630,325)          (485,637)
-------------- ------------ ----------- -------------- ------------ ------------------
      1,878        1,952            443         443    4,964,464          4,127,208
============== ============ =========== ============== ============ ==================

                                                                            PIONEER VCT
PIONEER VCT EMERGING MARKETS    PIONEER VCT EQUITY INCOME    IBBOTSON GROWTH ALLOCATION
                 SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------- ---------------------------- -----------------------------
       2011             2010           2011          2010         2011             2010
-------------- ---------------- -------------- ------------- ------------ ----------------
     62,764           60,035         18,868        20,833    1,275,136        1,257,274
     22,207           19,312          4,400         3,801       60,318          115,549
    (36,544)         (16,583)        (5,406)       (5,766)    (109,882)         (97,687)
-------------- ---------------- -------------- ------------- ------------ ----------------
     48,427           62,764         17,862        18,868    1,225,572        1,275,136
============== ================ ============== ============= ============ ================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                 PIONEER VCT IBBOTSON
                                  MODERATE ALLOCATION    PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                                          SUB-ACCOUNT                  SUB-ACCOUNT                       SUB-ACCOUNT
                               ------------------------- ---------------------------- ---------------------------------
                                    2011         2010         2011            2010           2011               2010
                               ------------ ------------ ------------ --------------- -------------- ------------------
Units beginning of year        1,833,743    1,818,031    1,493,349       1,309,529         12,983             16,034
Units issued and transferred
  from other funding options      83,107      101,045      478,874         378,519          5,796              1,992
Units redeemed and transferred
  to other funding options      (121,840)     (85,333)    (283,392)       (194,699)        (5,811)            (5,043)
                               ------------ ------------ ------------ --------------- -------------- ------------------
Units end of year              1,795,010    1,833,743    1,688,831       1,493,349         12,968             12,983
                               ============ ============ ============ =============== ============== ==================

                                 UIF U.S. REAL ESTATE
                                          SUB-ACCOUNT
                               -------------------------
                                    2011         2010
                               ------------ ------------
Units beginning of year        2,327,750    2,542,094
Units issued and transferred
  from other funding options     586,753      385,013
Units redeemed and transferred
  to other funding options      (547,306)    (599,357)
                               ------------ ------------
Units end of year              2,367,197    2,327,750
                               ============ ============

(a) For the period March 15, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period May 3, 2010 to December 31, 2010.

T. ROWE PRICE GROWTH STOCK    T. ROWE PRICE INTERNATIONAL STOCK    T. ROWE PRICE PRIME RESERVE
               SUB-ACCOUNT                          SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------- ------------------------------------ ------------------------------
       2011           2010           2011                  2010           2011            2010
-------------- -------------- -------------- --------------------- -------------- ---------------
     85,875         97,059         68,117                72,797         70,013          76,856
      4,548          4,878          4,975                 3,959         20,863          15,515
    (17,022)       (16,062)       (13,755)               (8,639)       (36,492)        (22,358)
-------------- -------------- -------------- --------------------- -------------- ---------------
     73,401         85,875         59,337                68,117         54,384          70,013
============== ============== ============== ===================== ============== ===============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2011:

                                            AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  --------- ----------------- ----------- ------------- ----------- -------------------
Alger Small Cap Growth       2011 5,212,661       9.82 - 9.98  51,540,007            -- 1.25 - 1.40   (4.52) - (4.38)
  Sub-Account                2010 5,634,931     10.28 - 10.44  58,325,342            -- 1.25 - 1.40    23.54 - 23.73
                             2009 6,156,883       8.32 - 8.44  51,552,207            -- 1.25 - 1.40    43.49 - 43.70
                             2008 6,485,576       5.80 - 5.87  37,826,339            -- 1.25 - 1.40 (47.35) - (47.27)
                             2007 7,147,895     11.01 - 11.13  79,134,670            -- 1.25 - 1.40    15.60 - 15.78
American Funds Bond          2011 6,703,194     16.06 - 18.46 116,697,267          3.37 0.95 - 1.90      4.11 - 5.11
  Sub-Account                2010 5,183,483     15.43 - 17.57  86,203,052          3.44 0.95 - 1.90      4.44 - 5.44
  (Commenced 6/1/2007)       2009 3,608,245     14.77 - 16.66  57,212,613          3.86 0.95 - 1.90    10.49 - 11.54
                             2008 1,887,421     13.37 - 14.94  27,017,111          9.06 0.95 - 1.90 (11.06) - (10.21)
                             2007   413,860     15.27 - 16.64   6,639,941          8.01 0.95 - 1.75      0.28 - 2.19
American Funds Global        2011 8,205,329     21.69 - 26.44 200,460,185          1.37 0.95 - 2.30  (10.95) - (9.75)
  Growth Sub-Account         2010 7,470,107     24.36 - 29.30 202,441,649          1.56 0.95 - 2.30     9.21 - 10.69
                             2009 6,579,263     22.30 - 26.47 161,438,857          1.51 0.95 - 2.30    39.07 - 40.96
                             2008 5,818,048     16.04 - 18.78 101,450,809          2.17 0.95 - 2.30 (39.80) - (38.97)
                             2007 3,676,314     26.64 - 30.77 104,847,881          3.27 0.95 - 2.30    12.22 - 13.76
American Funds Global Small  2011 3,080,674     23.15 - 26.58  76,801,888          1.34 0.89 - 1.90 (20.66) - (19.86)
  Capitalization Sub-Account 2010 2,578,008     29.19 - 33.17  80,582,925          1.75 0.89 - 1.90    20.11 - 21.33
                             2009 2,262,060     24.30 - 27.34  58,608,602          0.31 0.89 - 1.90    58.26 - 59.86
                             2008 1,683,911     15.35 - 17.10  27,428,704            -- 0.89 - 1.90 (54.33) - (49.46)
                             2007   985,561     34.16 - 37.13  35,036,450          2.98 0.89 - 1.75    19.31 - 20.35
American Funds Growth        2011 3,976,212   115.27 - 170.85 577,437,630          0.63 0.89 - 2.30   (6.45) - (5.12)
  Sub-Account                2010 3,717,676   123.22 - 180.08 568,813,924          0.77 0.89 - 2.30    15.98 - 17.63
                             2009 3,225,880   106.24 - 153.09 419,749,811          0.71 0.89 - 2.30    36.24 - 38.18
                             2008 2,453,157    77.98 - 110.79 231,101,074          1.04 0.89 - 2.30 (45.25) - (44.47)
                             2007 1,458,315   142.42 - 199.51 245,762,919          0.98 0.89 - 2.30     9.78 - 11.35
American Funds Growth-Income 2011 2,773,925    78.78 - 116.75 272,388,909          1.60 0.89 - 2.30   (4.06) - (2.70)
  Sub-Account                2010 2,639,070    82.11 - 119.99 266,511,951          1.55 0.89 - 2.30     8.90 - 10.44
                             2009 2,398,146    75.40 - 108.65 219,689,912          1.74 0.89 - 2.30    28.26 - 30.08
                             2008 1,942,091     58.79 - 83.53 136,811,504          2.00 0.89 - 2.30 (39.27) - (38.40)
                             2007 1,369,874    96.80 - 135.60 156,224,069          1.92 0.89 - 2.30      2.64 - 4.11
DWS I International          2011 2,245,605       6.92 - 6.97  15,659,285          1.83 1.35 - 1.40 (17.83) - (17.79)
  Sub-Account                2010 2,471,385       8.43 - 8.48  20,962,763          2.18 1.35 - 1.40      0.21 - 0.26
                             2009 2,700,348       8.41 - 8.46  22,845,161          4.39 1.35 - 1.40    31.67 - 31.73
                             2008 2,819,612       6.39 - 6.42  18,108,679          1.39 1.35 - 1.40 (48.94) - (48.91)
                             2007 3,119,351     12.50 - 12.57  39,213,025          2.39 1.35 - 1.40    12.99 - 13.04

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ------------- ------------- ----------- -------------------
Federated High Income Bond    2011       3,549          8.62        30,572          8.62        1.40             3.71
  Sub-Account                 2010       3,566          8.31        29,620          7.89        1.40            13.13
                              2009       3,582          7.34        26,300          8.35        1.40            50.72
                              2008      10,612          4.87        51,695         10.07        1.40           (27.03)
                              2007      18,999          6.68       126,835          7.93        1.40             1.98
Federated Kaufman Sub-Account 2011      12,138          4.82        58,454          1.12        1.40           (14.47)
  (Commenced 3/15/2010)       2010      14,184          5.63        79,874            --        1.40            13.09
Federated Managed             2011       1,824          5.03         9,170          5.07        1.40             3.33
  Volatility Sub-Account      2010       2,848          4.87        13,858          0.22        1.40             7.87
  (Commenced 3/15/2010)
Fidelity VIP Asset Manager    2011   7,353,740 11.75 - 12.28    87,071,337          1.88 0.89 - 1.40   (3.91) - (3.42)
  Sub-Account                 2010   8,263,984 12.22 - 12.71   101,784,889          1.66 0.89 - 1.40    12.67 - 13.26
                              2009   9,345,424 10.84 - 11.23   102,112,475          2.38 0.89 - 1.40    27.32 - 27.96
                              2008  10,322,631   8.51 - 8.77    88,545,973          2.51 0.89 - 1.40 (29.71) - (29.35)
                              2007  11,728,296 12.10 - 12.42   143,069,941          6.10 0.89 - 1.40    12.69 - 14.48
Fidelity VIP Contrafund       2011  15,588,853 10.76 - 43.00   388,526,965          1.01 0.89 - 2.25   (4.80) - (3.38)
  Sub-Account                 2010  15,707,574 11.14 - 44.59   379,741,596          1.25 0.89 - 2.25    14.51 - 16.18
                              2009  15,955,996  9.59 - 38.44   313,576,644          1.44 0.89 - 2.25    32.65 - 34.50
                              2008  16,114,037  7.13 - 28.60   222,674,108          1.01 0.89 - 2.25 (43.90) - (43.03)
                              2007  16,613,759 12.51 - 50.32   377,396,997          0.95 0.89 - 2.25    14.88 - 16.54
Fidelity VIP Equity-Income    2011     460,289         11.93     5,489,918          2.37        1.40            (0.43)
  Sub-Account                 2010     530,175         11.98     6,350,751          1.75        1.40            13.56
                              2009     619,856         10.55     6,538,981          2.24        1.40            28.40
                              2008     744,861          8.22     6,119,783          2.23        1.40           (43.46)
                              2007     942,455         14.53    13,694,030          1.64        1.40             0.11
Fidelity VIP FundsManager     2011 272,464,191   9.48 - 9.54 2,591,601,265          2.00 1.90 - 2.05   (4.01) - (3.87)
  60% Sub-Account             2010 118,824,451   9.88 - 9.93 1,176,598,687          2.72 1.90 - 2.05    11.32 - 11.49
  (Commenced 10/15/2009)      2009   4,074,373   8.87 - 8.90    36,215,324          3.35 1.90 - 2.05      0.07 - 0.09
Fidelity VIP Growth           2011   9,918,387 13.22 - 13.72   131,974,709          0.36 0.89 - 1.40   (1.19) - (0.68)
  Sub-Account                 2010  10,951,340 13.38 - 13.81   147,385,504          0.28 0.89 - 1.40    22.44 - 23.08
                              2009  11,893,241 10.93 - 11.22   130,641,959          0.45 0.89 - 1.40    26.51 - 27.14
                              2008  12,838,680   8.64 - 8.83   111,413,507          0.78 0.89 - 1.40 (47.91) - (47.64)
                              2007  14,370,091 16.58 - 16.86   239,237,615          0.83 0.89 - 1.40    24.72 - 25.83
Fidelity VIP Index 500        2011   3,976,112 15.10 - 15.76    60,061,917          1.87 0.89 - 1.35      0.67 - 1.14
  Sub-Account                 2010   4,565,389 14.90 - 15.58    68,501,202          1.87 0.89 - 1.40    13.42 - 14.00
                              2009   5,300,313 13.22 - 13.67    70,079,047          2.52 0.89 - 1.35    24.91 - 25.48
                              2008   6,061,847 10.58 - 10.89    64,164,439          2.01 0.89 - 1.35 (37.85) - (37.56)
                              2007   7,211,573 17.03 - 17.44   122,812,705          3.57 0.89 - 1.35      4.02 - 4.50
Fidelity VIP Mid Cap          2011   6,289,465 35.30 - 39.95   237,701,501          0.03 0.95 - 1.90 (12.53) - (11.70)
  Sub-Account                 2010   4,364,581 40.36 - 45.24   187,246,537          0.14 0.95 - 1.90    26.16 - 27.36
                              2009   3,075,278 31.99 - 35.52   103,784,411          0.54 0.95 - 1.90    37.12 - 38.43
                              2008   1,905,032 23.33 - 25.66    46,484,098          0.26 0.95 - 1.90 (40.75) - (40.18)
                              2007     997,653 39.38 - 42.90    40,496,316          0.51 0.95 - 1.90    13.16 - 14.24

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    --------- ----------------- ----------- ------------- ----------- -------------------
Fidelity VIP Money Market      2011 8,001,050      7.23 - 11.14  73,068,632          0.09 0.89 - 2.05   (1.94) - (0.77)
  Sub-Account                  2010 7,492,405      7.33 - 11.34  67,343,833          0.17 0.89 - 2.05   (1.82) - (0.65)
                               2009 6,126,543      7.41 - 11.53  50,572,988          0.71 0.89 - 2.05   (0.68) - (0.17)
                               2008 5,530,761       7.46 - 8.02  41,701,796          2.97 0.89 - 1.40      1.58 - 2.11
                               2007 5,148,515       7.35 - 7.86  38,182,657          5.08 0.89 - 1.40      3.69 - 4.22
Fidelity VIP Overseas          2011   540,072       8.06 - 9.24   4,664,192          1.35 1.15 - 1.40 (18.32) - (18.12)
  Sub-Account                  2010   593,728      9.85 - 11.30   6,266,276          1.39 1.15 - 1.40    11.54 - 11.82
                               2009   663,667      8.81 - 10.11   6,282,775          2.17 1.15 - 1.40    24.78 - 25.09
                               2008   713,199       7.04 - 8.09   5,413,449          2.46 1.15 - 1.40 (44.59) - (44.45)
                               2007   826,076     12.67 - 14.58  11,327,734          3.29 1.15 - 1.40    15.67 - 15.96
FTVIPT Franklin Income         2011 4,290,472     39.61 - 53.36 206,611,149          5.75 0.95 - 2.25      0.11 - 1.42
  Securities Sub-Account       2010 3,722,732     39.56 - 52.61 176,548,647          6.60 0.95 - 2.25    10.17 - 11.61
                               2009 3,157,996     35.91 - 47.14 134,091,525          8.01 0.95 - 2.25    32.58 - 34.31
                               2008 2,613,572     27.09 - 35.10  82,449,457          5.48 0.95 - 2.25 (31.23) - (30.32)
                               2007 1,974,360     39.38 - 50.37  88,519,218          3.16 0.95 - 2.25      1.44 - 2.77
FTVIPT Franklin Small Cap      2011 5,710,847       8.71 - 9.04  50,705,697          0.66 0.95 - 1.75   (5.43) - (4.67)
  Value Securities Sub-Account 2010 3,178,430       9.21 - 9.48  29,718,643          0.73 0.95 - 1.75    26.00 - 27.01
  (Commenced 6/1/2007)         2009 1,787,114       7.31 - 7.46  13,205,263          1.66 0.95 - 1.75    26.91 - 27.94
                               2008   856,253       5.76 - 5.83   4,965,586          1.04 0.95 - 1.75 (34.18) - (33.65)
                               2007   251,664       8.75 - 8.79   2,208,487            -- 0.95 - 1.75  (14.60) - (3.45)
FTVIPT Mutual Shares           2011 5,952,328     18.51 - 21.38 118,532,870          2.42 0.95 - 1.90   (2.90) - (1.98)
  Securities Sub-Account       2010 5,431,435     19.07 - 21.81 110,507,146          1.62 0.95 - 1.90     9.10 - 10.14
                               2009 4,784,657     17.47 - 19.80  88,554,450          2.02 0.95 - 1.90    23.67 - 24.86
                               2008 3,944,854     14.13 - 15.86  58,571,142          3.27 0.95 - 1.90 (38.30) - (37.71)
                               2007 3,006,411     22.90 - 25.46  71,392,728          1.37 0.95 - 1.90      1.52 - 2.50
FTVIPT Templeton Foreign       2011 2,720,421     11.59 - 27.19  69,009,193          1.71 1.55 - 2.30 (12.66) - (12.00)
  Securities Sub-Account       2010 2,782,005     13.20 - 30.95  79,683,759          1.88 1.55 - 2.30      5.94 - 6.74
                               2009 2,655,441     12.40 - 29.04  70,515,555          3.05 1.55 - 2.30    33.93 - 34.94
                               2008 2,485,260      9.21 - 21.55  48,551,609          2.33 1.55 - 2.30 (41.74) - (41.30)
                               2007 1,778,828     15.73 - 36.77  56,498,732          1.81 1.55 - 2.30    12.82 - 13.67
FTVIPT Templeton Global        2011 8,104,261     16.36 - 18.15 139,986,041          5.46 0.95 - 1.75   (2.58) - (1.81)
  Bond Securities Sub-Account  2010 4,997,591     16.79 - 18.48  88,294,177          1.36 0.95 - 1.75    12.46 - 13.36
  (Commenced 6/1/2007)         2009 2,853,081     14.93 - 16.31  44,636,060         14.21 0.95 - 1.75    16.62 - 17.56
                               2008 1,462,599     12.80 - 13.87  19,575,877          3.50 0.95 - 1.75      4.36 - 5.20
                               2007   318,925     12.27 - 13.18   4,080,871          0.01 0.95 - 1.75      3.66 - 9.78
Invesco V.I. Capital           2011    25,848              3.91     101,083          0.16        1.40            (9.17)
  Appreciation Sub-Account     2010    33,129              4.31     142,665          0.73        1.40            13.89
                               2009    41,631              3.78     157,420          0.62        1.40            19.39
                               2008    50,723              3.17     160,644            --        1.40           (43.30)
                               2007    77,611              5.59     433,487            --        1.40            10.45
Invesco V.I. Core Equity       2011    63,191              4.38     276,761          0.92        1.40            (1.44)
  Sub-Account                  2010    88,640              4.44     393,933          0.95        1.40             8.02
                               2009    99,143              4.11     407,845          1.76        1.40            26.51
                               2008   120,534              3.25     391,928          1.79        1.40           (31.12)
                               2007   181,999              4.72     859,118          0.99        1.40             6.61

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
Invesco V.I. Global Real     2011  1,863,096       7.08 - 7.38  13,467,264          4.22 0.95 - 1.75   (8.34) - (7.62)
  Estate Sub-Account         2010  1,148,943       7.73 - 7.98   9,028,134          5.55 0.95 - 1.75    15.19 - 16.13
  (Commenced 6/1/2007)       2009    704,385       6.71 - 6.88   4,786,308            -- 0.95 - 1.75    28.83 - 29.86
                             2008    449,308       5.21 - 5.29   2,360,062          9.45 0.95 - 1.75 (45.68) - (45.25)
                             2007    156,912       9.58 - 9.67   1,510,684          9.59 0.95 - 1.75  (13.59) - (6.80)
Invesco V.I. International   2011  6,481,068      6.86 - 25.68 154,099,050          1.06 0.95 - 1.75   (8.60) - (7.87)
  Growth Sub-Account         2010  4,327,573      7.46 - 27.87 111,888,065          2.01 0.95 - 1.75    10.66 - 11.55
                             2009  2,818,925      6.70 - 24.98  65,315,391          1.74 0.95 - 1.75    32.57 - 33.63
                             2008  1,618,515      5.02 - 18.70  27,961,110          0.80 0.95 - 1.75 (41.56) - (41.09)
                             2007    445,944      8.54 - 31.74  11,954,057          1.05 0.95 - 1.75     0.37 - 13.15
Invesco V.I. Van Kampen      2011     18,874              4.77      90,033            --        1.40            (7.49)
  Capital Growth Sub-Account 2010     25,363              5.16     130,764            --        1.40            18.18
                             2009     26,829              4.36     117,046          0.11        1.40            63.78
                             2008     33,379              2.66      88,923          0.55        1.40           (49.70)
                             2007  1,659,770       5.28 - 5.59   9,156,031            -- 1.50 - 2.30    13.98 - 15.33
Invesco V.I. Van Kampen      2011 27,370,136      4.44 - 15.75 414,357,262          1.69 0.95 - 1.90   (8.77) - (2.23)
  Equity and Income          2010 22,199,448     14.98 - 16.11 345,124,808          1.92 0.95 - 1.90     9.92 - 10.97
  Sub-Account                2009 17,747,381     13.63 - 14.52 249,400,082          2.82 0.95 - 1.90    20.19 - 21.33
                             2008 13,625,412     11.34 - 11.97 158,238,412          2.44 0.95 - 1.90 (24.14) - (23.41)
                             2007 10,934,412     14.95 - 15.63 166,104,798          2.06 0.95 - 1.90      1.41 - 2.38
Invesco V.I. Van Kampen      2011 11,777,382      6.40 - 24.26 206,338,231          1.13 0.95 - 1.90   (4.10) - (3.18)
  Growth and Income          2010  9,061,763      6.63 - 25.06 160,437,278          0.09 0.95 - 1.90    10.09 - 11.13
  Sub-Account                2009  6,896,039      5.97 - 22.55 107,604,807          3.60 0.95 - 1.90    21.78 - 22.94
                             2008  4,699,178      4.87 - 18.34  57,517,543          1.50 0.95 - 1.90 (33.49) - (32.85)
                             2007  3,069,791      7.27 - 27.31  49,067,204          1.01 0.95 - 1.90      0.58 - 1.55
Invesco V.I. Van Kampen Mid  2011  4,490,470     10.26 - 10.68  47,014,117          0.72 0.95 - 1.75   (0.92) - (0.12)
  Cap Value Sub-Account      2010  2,673,648     10.35 - 10.70  28,139,044          0.80 0.95 - 1.75    20.06 - 21.03
  (Commenced 6/1/2007)       2009  1,763,519       8.62 - 8.84  15,401,650          1.18 0.95 - 1.75    36.75 - 37.84
                             2008  1,130,852       6.31 - 6.41   7,194,408          0.78 0.95 - 1.75 (42.44) - (41.98)
                             2007    257,428     10.95 - 11.05   2,833,669          0.17 0.95 - 1.75   (6.13) - (6.63)
Janus Aspen Worldwide        2011        769              6.17       4,750          0.58        0.89           (14.50)
  Sub-Account                2010        901              7.22       6,506          0.61        0.89            14.80
                             2009        999              6.29       6,285          1.43        0.89            36.49
                             2008      1,089              4.61       5,018          1.21        0.89           (45.15)
                             2007      1,182              8.40       9,932          0.76        0.89             8.65
LMPVET ClearBridge Variable  2011 11,855,614      8.94 - 15.09 160,839,221          0.20 0.95 - 2.30      0.15 - 1.50
  Aggressive Growth          2010 11,742,971      8.92 - 14.87 156,471,918          0.15 0.95 - 2.30    22.17 - 23.83
  Sub-Account                2009 11,503,827      7.29 - 12.01 123,705,924            -- 0.95 - 2.30    31.51 - 33.30
                             2008 10,751,677       7.58 - 9.01  86,704,540            -- 0.95 - 2.30 (41.77) - (40.97)
                             2007  9,406,900     13.02 - 15.26 127,959,661            -- 0.95 - 2.30    (0.82) - 0.54
LMPVET ClearBridge Variable  2011  7,021,537     26.94 - 34.98 224,680,370          1.77 0.95 - 2.30      0.28 - 1.64
  Appreciation Sub-Account   2010  5,515,253     26.87 - 34.42 173,626,503          1.83 0.95 - 2.30    10.07 - 11.56
                             2009  4,134,838     24.41 - 30.85 116,657,409          2.45 0.95 - 2.30    19.34 - 20.96
                             2008  3,070,482     11.00 - 25.50  70,122,225          1.44 0.95 - 2.30 (31.05) - (29.98)
                             2007  2,591,844     15.95 - 36.42  83,497,462          1.37 0.95 - 2.30      1.22 - 7.39

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   --------- ----------------- ----------- ------------- ----------- -------------------
LMPVET ClearBridge Variable   2011 8,013,455      9.06 - 14.28 103,322,855          3.39 0.95 - 2.30    (2.15) - 6.69
  Equity Income Builder       2010 6,778,039     10.29 - 13.39  81,006,913          4.09 0.95 - 1.90    10.01 - 11.06
  Sub-Account                 2009 6,144,958      9.34 - 12.06  64,946,351          3.37 0.95 - 1.90    20.32 - 21.47
                              2008 5,136,303       7.74 - 9.92  43,322,014          1.13 0.95 - 1.90 (36.25) - (35.58)
                              2007 4,737,273     12.15 - 15.28  59,957,587          1.99 1.10 - 1.90      0.27 - 5.14
LMPVET ClearBridge Variable   2011 3,213,146     25.64 - 32.59  95,718,136          1.41 0.95 - 2.30   (8.32) - (7.08)
  Fundamental All Cap Value   2010 3,100,875     27.97 - 35.07  99,528,233          1.79 0.95 - 2.30    13.96 - 15.50
  Sub-Account                 2009 2,989,079     24.54 - 30.36  83,258,408          1.44 0.95 - 2.30    26.41 - 28.14
                              2008 2,724,852     19.41 - 23.70  59,326,416          1.83 0.95 - 2.30 (38.03) - (37.18)
                              2007 2,440,021     31.33 - 37.72  84,463,307          1.55 0.95 - 2.30   (1.05) - (0.31)
LMPVET ClearBridge Variable   2011   363,040     11.99 - 13.38   4,673,796          0.42 1.50 - 2.30   (2.91) - (2.12)
  Large Cap Growth            2010   459,350     12.35 - 13.67   6,065,533          0.11 1.50 - 2.30      7.34 - 8.19
  Sub-Account                 2009   557,417     11.50 - 12.63   6,818,703          0.27 1.50 - 2.30    39.14 - 40.27
                              2008   629,993       8.27 - 9.01   5,503,740          0.26 1.50 - 2.30 (38.72) - (38.23)
                              2007   699,543     13.49 - 14.58   9,921,012          0.05 1.50 - 2.30      2.90 - 3.73
LMPVET ClearBridge Variable   2011   265,335     13.42 - 15.00   3,836,359          2.82 1.50 - 2.30      2.57 - 3.39
  Large Cap Value Sub-Account 2010   194,899     13.09 - 14.51   2,729,796          3.02 1.50 - 2.30      6.98 - 7.83
                              2009   196,692     12.23 - 13.45   2,559,454          1.95 1.50 - 2.30    21.66 - 22.65
                              2008   188,889     10.05 - 10.97   2,012,063          1.09 1.50 - 2.30 (37.09) - (36.59)
                              2007   279,645     15.98 - 17.30   4,699,165          1.52 1.50 - 2.30      1.53 - 2.35
LMPVET ClearBridge Variable   2011 2,686,955     13.50 - 18.35  42,564,777            -- 0.95 - 2.30    (0.91) - 0.43
  Small Cap Growth            2010 2,149,625     13.62 - 18.28  33,662,804            -- 0.95 - 2.30    22.34 - 24.00
  Sub-Account                 2009 1,757,714     11.13 - 14.74  21,966,842            -- 0.95 - 2.30    39.53 - 41.42
                              2008 1,214,861      7.98 - 10.42  10,577,679            -- 0.95 - 2.30 (42.06) - (41.27)
                              2007   754,675     13.77 - 17.53  10,904,358            -- 1.10 - 2.30      7.50 - 8.80
LMPVET Investment Counsel     2011    17,377     27.28 - 29.51     501,373          1.20 1.50 - 1.90   (1.89) - (1.51)
  Variable Social Awareness   2010    17,424     27.81 - 29.97     510,680          1.24 1.50 - 1.90    10.04 - 10.48
  Sub-Account                 2009    19,412     25.28 - 27.12     515,712          1.43 1.50 - 1.90    20.53 - 21.01
                              2008    25,775     20.97 - 22.41     567,901          2.05 1.50 - 1.90 (26.61) - (26.32)
                              2007    19,022     28.57 - 30.42     565,965          1.84 1.50 - 1.90      8.80 - 9.24
LMPVET Variable Lifestyle     2011 1,414,982     15.93 - 17.95  24,265,695          3.19 1.10 - 1.90    (0.73) - 0.07
  Allocation 50% Sub-Account  2010   769,522     16.05 - 17.94  13,086,823          4.10 1.10 - 1.90     6.21 - 12.65
                              2009   487,451     14.30 - 15.06   7,231,568          5.06 1.50 - 1.90    29.83 - 30.35
                              2008   567,873     11.02 - 11.55   6,471,351          3.50 1.50 - 1.90 (28.71) - (28.42)
                              2007   590,437     15.45 - 16.14   9,409,255          5.14 1.50 - 1.90      1.26 - 1.67
LMPVET Variable Lifestyle     2011   219,583     13.47 - 14.30   3,086,943          1.88 1.50 - 1.90   (2.45) - (2.06)
  Allocation 70% Sub-Account  2010   236,121     13.81 - 14.60   3,395,287          2.04 1.50 - 1.90    12.84 - 13.30
                              2009   271,548     12.24 - 12.89   3,447,350          3.60 1.50 - 1.90    30.41 - 30.93
                              2008   280,357       9.39 - 9.84   2,719,047          2.51 1.50 - 1.90 (34.04) - (33.77)
                              2007   250,067     14.23 - 14.86   3,668,950          4.65 1.50 - 1.90      1.87 - 2.28
LMPVET Variable Lifestyle     2011 4,732,454     12.85 - 14.81  65,879,472          1.55 0.95 - 1.90   (4.15) - (3.23)
  Allocation 85% Sub-Account  2010 4,289,092     13.41 - 15.30  62,035,149          1.73 0.95 - 1.90    13.52 - 14.60
                              2009 3,756,486     11.81 - 13.35  47,576,561          2.64 0.95 - 1.90    29.99 - 31.22
                              2008 2,668,230      9.09 - 10.18  25,875,933          2.50 0.95 - 1.90 (38.60) - (38.01)
                              2007 1,057,927     14.80 - 16.41  16,581,727          5.12 0.95 - 1.90      1.41 - 2.38

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ------------- ------------- ----------- -------------------
LMPVIT Western Asset Variable 2011   3,594,817 17.34 - 20.85    69,717,903          8.38 0.95 - 2.30    (0.59) - 0.75
  Global High Yield Bond      2010   3,170,899 17.44 - 20.70    61,092,507          9.47 0.95 - 2.30    12.31 - 13.83
  Sub-Account                 2009   2,845,850 15.53 - 18.18    48,249,580         11.34 0.95 - 2.30    52.02 - 54.08
                              2008   2,664,258 10.21 - 11.80    29,373,023         11.01 0.95 - 2.30 (32.40) - (31.48)
                              2007   2,527,054 15.11 - 16.97    40,738,484          9.95 1.10 - 2.30   (2.35) - (1.17)
MFS VIT Investors Trust       2011       7,050          4.82        33,994          0.90        1.40            (3.54)
  Sub-Account                 2010       8,683          5.00        43,404          1.30        1.40             9.56
                              2009      11,563          4.56        52,758          1.77        1.40            25.15
                              2008      13,271          3.65        48,391          0.96        1.40           (34.01)
                              2007      23,909          5.53       132,122          0.85        1.40             8.76
MFS VIT New Discovery         2011       4,939          8.38        41,374            --        1.40           (11.51)
  Sub-Account                 2010       4,951          9.47        46,865            --        1.40            34.44
                              2009       6,461          7.04        45,491            --        1.40            60.90
                              2008      10,205          4.38        44,654            --        1.40           (40.18)
                              2007      13,583          7.31        99,354            --        1.40             1.08
MFS VIT Research Sub-Account  2011       8,675          5.20        45,142          0.72        1.40            (1.83)
                              2010      21,202          5.30       112,388          0.92        1.40            14.29
                              2009      23,944          4.64       111,057          1.44        1.40            28.73
                              2008      26,232          3.60        94,515          0.58        1.40           (36.98)
                              2007      34,862          5.72       199,317          0.70        1.40            11.62
MIST AllianceBernstein Global 2011 168,434,681   9.68 - 9.75 1,639,379,077          0.87 1.15 - 2.25   (3.18) - (2.47)
  Dynamic Allocation
  Sub-Account
  (Commenced 5/2/2011)
MIST American Funds Balanced  2011 306,967,734   9.22 - 9.69 2,914,777,188          1.26 1.00 - 2.35   (4.39) - (3.10)
  Allocation Sub-Account      2010 251,644,506  9.64 - 10.00 2,478,289,324          1.01 1.00 - 2.35     9.55 - 11.05
  (Commenced 4/28/2008)       2009 147,529,141   8.80 - 9.00 1,315,175,709            -- 1.00 - 2.35    20.40 - 27.85
                              2008  47,541,825   6.97 - 7.02   332,865,017          6.67 1.15 - 2.35 (30.39) - (29.82)
MIST American Funds Bond      2011  32,528,572 10.43 - 10.84   349,346,240          2.09 1.30 - 2.35      3.34 - 4.42
  Sub-Account                 2010  26,655,400 10.10 - 10.38   274,791,792          1.64 1.30 - 2.35      3.63 - 4.73
  (Commenced 4/28/2008)       2009  14,305,838   9.74 - 9.92   141,146,685            -- 1.30 - 2.35     9.52 - 10.67
                              2008   3,151,521   8.89 - 8.96    28,171,025          9.47 1.30 - 2.35 (11.39) - (10.76)
MIST American Funds Growth    2011 159,224,115   8.53 - 8.92 1,398,390,722          1.10 1.15 - 2.35   (6.95) - (5.82)
  Allocation Sub-Account      2010 155,386,301   9.17 - 9.47 1,454,861,016          0.89 1.15 - 2.35    10.86 - 12.18
  (Commenced 4/28/2008)       2009 139,002,030   8.27 - 8.44 1,164,848,803            -- 1.15 - 2.35    30.93 - 32.51
                              2008  74,827,606   6.32 - 6.37   475,226,821          6.95 1.15 - 2.35 (36.80) - (36.28)
MIST American Funds Growth    2011  64,256,598   8.36 - 8.69   553,292,806          0.35 1.30 - 2.35   (6.81) - (5.83)
  Sub-Account                 2010  52,406,611   8.97 - 9.23   480,253,525          0.20 1.30 - 2.35    15.57 - 16.79
  (Commenced 4/28/2008)       2009  30,278,080   7.76 - 7.90   238,097,827            -- 1.30 - 2.35    35.67 - 37.09
                              2008   9,556,758   5.72 - 5.76    54,966,248          7.34 1.30 - 2.35 (42.71) - (42.30)
MIST American Funds           2011  39,355,385   7.35 - 7.61   296,765,073          1.44 1.30 - 2.25 (16.18) - (15.38)
  International Sub-Account   2010  33,804,542   8.75 - 9.00   301,922,149          0.76 1.30 - 2.35      4.42 - 5.51
  (Commenced 4/28/2008)       2009  19,914,429   8.38 - 8.53   168,980,812            -- 1.30 - 2.35    39.25 - 40.72
                              2008   7,576,246   6.02 - 6.06    45,810,468         11.18 1.30 - 2.20 (40.31) - (39.94)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ----------- -------------------
MIST American Funds Moderate   2011 168,982,398  9.67 - 10.16 1,683,464,896          1.54 1.00 - 2.35   (2.14) - (0.81)
  Allocation Sub-Account       2010 143,876,667  9.88 - 10.25 1,452,175,003          1.41 1.00 - 2.35      7.36 - 8.82
  (Commenced 4/28/2008)        2009  89,994,728   9.20 - 9.42   839,089,528            -- 1.00 - 2.35    15.69 - 21.98
                               2008  29,162,701   7.64 - 7.70   223,820,453          6.96 1.15 - 2.35 (23.78) - (23.16)
MIST AQR Global Risk           2011 179,038,392 10.54 - 10.62 1,898,124,083          3.00 1.15 - 2.25      1.94 - 2.70
  Balanced Sub-Account
  (Commenced 5/2/2011)
MIST BlackRock Global Tactical 2011 297,189,715   9.51 - 9.58 2,842,712,285          1.37 1.15 - 2.25   (4.84) - (4.14)
  Strategies Sub-Account
  (Commenced 5/2/2011)
MIST BlackRock High Yield      2011  10,891,616 12.03 - 21.28   221,624,841          6.52 1.20 - 2.35    (0.03) - 1.12
  Sub-Account                  2010   9,034,810 11.92 - 21.07   182,367,303          5.88 1.20 - 2.35     5.99 - 14.28
                               2009   5,656,394 16.02 - 18.43   100,278,538          3.54 1.30 - 2.35    43.24 - 44.75
                               2008   1,114,960 11.47 - 12.73    13,709,683          5.00 1.30 - 2.30 (25.93) - (25.14)
                               2007     450,432 15.68 - 16.78     7,452,180          8.47 1.70 - 2.30      0.35 - 0.96
MIST BlackRock Large Cap       2011   1,414,721   8.42 - 9.34    12,849,849          0.92 1.55 - 2.30   (2.06) - (1.33)
  Core Sub-Account             2010   1,044,239   8.60 - 9.47     9,613,588          1.06 1.55 - 2.30    10.01 - 10.85
                               2009     613,169   7.82 - 8.54     5,078,728          1.34 1.55 - 2.30    16.49 - 17.35
                               2008     508,491   6.71 - 7.28     3,599,088          0.57 1.55 - 2.30 (38.73) - (38.27)
                               2007     390,444 10.96 - 11.80     4,467,216          0.64 1.55 - 2.30      0.28 - 4.87
MIST Clarion Global Real       2011  11,304,866 12.34 - 13.38   147,447,056          3.80 1.30 - 2.35   (7.78) - (6.80)
  Estate Sub-Account           2010   9,934,760 13.39 - 14.36   139,330,754          7.76 1.30 - 2.35    13.41 - 14.61
                               2009   7,999,282 11.80 - 12.53    98,120,895          3.11 1.30 - 2.35    31.61 - 33.00
                               2008   6,912,531   8.97 - 9.42    63,965,106          1.66 1.30 - 2.35 (43.03) - (42.43)
                               2007   6,238,930 15.74 - 16.36   100,668,094          0.98 1.30 - 2.35 (16.99) - (16.11)
MIST Dreman Small Cap Value    2011   1,650,824 12.42 - 13.17    21,224,281          1.69 1.20 - 2.30 (12.17) - (11.43)
  Sub-Account                  2010   1,677,961 14.14 - 14.87    24,426,974          0.82 1.20 - 2.30    16.82 - 17.83
                               2009   1,579,618 12.10 - 12.62    19,575,088          0.88 1.20 - 2.30    26.15 - 27.24
                               2008   1,254,915   9.59 - 9.92    12,261,677          0.72 1.20 - 2.30 (26.93) - (21.55)
                               2007     865,483 13.13 - 13.40    11,511,054            -- 1.55 - 2.30   (3.24) - (2.50)
MIST Goldman Sachs Mid Cap     2011   9,263,271 13.34 - 14.45   130,696,272          0.48 1.30 - 2.35   (8.46) - (7.50)
  Value Sub-Account            2010   7,332,195 14.57 - 15.63   112,015,664          0.92 1.30 - 2.35    21.35 - 22.63
                               2009   6,218,018 12.01 - 12.74    77,628,353          1.25 1.30 - 2.35    29.24 - 30.59
                               2008   7,184,822   9.29 - 9.76    68,935,462          0.79 1.30 - 2.35 (37.57) - (36.90)
                               2007   9,178,387 14.88 - 15.47   140,073,719          0.49 1.30 - 2.35      0.69 - 1.76
MIST Harris Oakmark            2011  28,033,038 14.49 - 17.04   461,860,538            -- 1.30 - 2.35 (16.24) - (15.36)
  International Sub-Account    2010  23,589,953 17.23 - 20.14   459,739,197          1.82 1.30 - 2.35    13.71 - 14.92
                               2009  18,176,767 15.11 - 17.52   309,481,262          7.66 1.30 - 2.35    43.46 - 53.06
                               2008  16,938,263 10.69 - 11.45   189,181,455          1.67 1.30 - 2.35 (42.26) - (41.65)
                               2007  20,013,713 18.49 - 19.62   384,273,575          0.80 1.30 - 2.35   (3.43) - (2.40)
MIST Invesco Small Cap         2011  13,942,780 14.22 - 16.69   212,672,795            -- 0.89 - 2.35   (3.37) - (1.73)
  Growth Sub-Account           2010  11,943,258 14.70 - 16.99   186,610,558            -- 0.89 - 2.35    23.26 - 25.35
                               2009  11,180,366 11.92 - 13.55   140,473,926            -- 0.89 - 2.35    30.70 - 33.03
                               2008  10,535,898  9.11 - 10.19   100,447,225            -- 0.89 - 2.35 (40.16) - (39.15)
                               2007  11,452,863 15.20 - 16.74   181,044,517            -- 0.89 - 2.35     8.48 - 10.41


METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
MIST Janus Forty Sub-Account 2011    543,584    96.27 - 146.05  68,769,080          1.69 1.30 - 2.35   (9.69) - (8.74)
                             2010    397,905   106.29 - 160.04  53,356,686          1.30 1.30 - 2.35      3.20 - 8.00
                             2009    192,470    99.16 - 121.06  21,865,637            -- 1.55 - 2.30    39.96 - 41.01
                             2008    143,074     70.85 - 85.85  11,490,581          4.86 1.55 - 2.30 (43.18) - (42.75)
                             2007     62,044   124.70 - 149.97   8,715,091          0.08 1.55 - 2.30    27.48 - 28.45
MIST Lazard Mid Cap          2011  9,231,569     13.28 - 14.86 131,200,067          0.72 1.20 - 2.35   (7.47) - (6.40)
  Sub-Account                2010  8,873,534     14.35 - 15.88 135,205,406          0.86 1.20 - 2.35    20.00 - 21.40
                             2009  8,013,598     11.95 - 13.08 100,906,992          1.16 1.20 - 2.35    33.58 - 35.13
                             2008  7,502,381       8.94 - 9.61  70,201,744          0.96 1.30 - 2.35 (39.74) - (39.10)
                             2007  7,858,992     14.83 - 15.78 121,255,292          0.34 1.30 - 2.35   (4.98) - (3.97)
MIST Legg Mason ClearBridge  2011 35,764,496       6.45 - 7.78 265,479,062            -- 0.95 - 2.35    (9.34) - 1.91
  Aggressive Growth          2010 13,863,499       6.97 - 7.63 102,505,758            -- 1.30 - 2.35    20.92 - 22.20
  Sub-Account                2009 12,110,468       5.76 - 6.24  73,409,292            -- 1.30 - 2.35    29.87 - 31.23
                             2008 12,239,079       4.43 - 4.76  56,694,512            -- 1.30 - 2.35 (40.47) - (39.84)
                             2007 13,488,538       7.44 - 7.91 104,186,821            -- 1.30 - 2.35    (0.12) - 0.94
MIST Loomis Sayles Global    2011 13,161,956     12.01 - 12.74 165,018,207          2.32 1.30 - 2.35   (3.77) - (2.75)
  Markets Sub-Account        2010 10,620,691     12.48 - 13.10 137,171,845          2.99 1.30 - 2.35    19.18 - 20.43
                             2009  7,198,911     10.47 - 10.88  77,383,467          1.95 1.30 - 2.35    37.54 - 39.00
                             2008  5,848,580       7.61 - 7.83  45,350,255          4.63 1.30 - 2.35 (40.68) - (40.05)
                             2007  4,274,323     12.83 - 13.06  55,474,222            -- 1.30 - 2.35    24.87 - 26.19
MIST Lord Abbett Bond        2011 10,848,076      8.39 - 26.88 255,107,548          5.92 0.89 - 2.35      2.04 - 3.90
  Debenture Sub-Account      2010 11,708,304      8.12 - 25.87 267,920,695          6.21 0.89 - 2.35    10.34 - 12.18
                             2009 11,953,991      7.27 - 23.06 245,913,998          7.17 0.89 - 2.35    33.60 - 35.91
                             2008 11,669,031      5.38 - 16.97 178,177,257          4.35 0.89 - 2.35 (20.50) - (19.12)
                             2007 15,162,946      6.68 - 20.98 288,948,614          5.32 0.89 - 2.35      4.06 - 5.90
MIST Lord Abbett Mid Cap     2011  5,366,862     21.23 - 24.69 127,004,689          0.51 1.30 - 2.35   (5.93) - (4.94)
  Value Sub-Account          2010  4,351,943     22.57 - 25.97 108,323,379          0.55 1.30 - 2.35    22.62 - 23.91
                             2009  3,034,782     18.41 - 20.96  60,902,685          1.74 1.30 - 2.35    23.59 - 24.90
                             2008  1,489,703     14.89 - 16.78  23,899,560          0.41 1.30 - 2.35 (40.20) - (39.57)
                             2007    609,565     25.04 - 27.45  16,075,069          0.60 1.55 - 2.30   (1.70) - (0.96)
MIST Met/Eaton Vance         2011  4,263,176     10.13 - 10.30  43,696,769          1.99 1.30 - 2.30    (0.31) - 0.69
  Floating Rate Sub-Account  2010  1,600,145     10.16 - 10.23  16,334,315            -- 1.30 - 2.30      1.64 - 2.31
  (Commenced 5/3/2010)
MIST Met/Franklin Low        2011  2,835,514       9.70 - 9.78  27,661,832            -- 1.20 - 2.35   (2.83) - (2.08)
  Duration Total Return
  Sub-Account
  (Commenced 5/2/2011)
MIST Met/Franklin Mutual     2011 17,630,531       8.43 - 8.76 152,876,625          2.75 1.30 - 2.35   (2.85) - (1.83)
  Shares Sub-Account         2010 13,681,991       8.67 - 8.92 121,115,835            -- 1.30 - 2.35      8.44 - 9.58
  (Commenced 4/28/2008)      2009  7,713,701       8.01 - 8.14  62,452,238            -- 1.30 - 2.30    22.05 - 23.27
                             2008  1,978,335       6.56 - 6.60  13,038,845          5.28 1.30 - 2.20 (34.35) - (33.94)
MIST Met/Franklin Templeton  2011 63,624,798       9.05 - 9.46 592,611,774          1.72 1.15 - 2.35   (4.04) - (2.88)
  Founding Strategy          2010 59,315,798       9.43 - 9.74 571,218,147            -- 1.15 - 2.35      7.50 - 8.79
  Sub-Account                2009 49,352,169       8.80 - 8.95 438,687,403            -- 1.15 - 2.20    25.75 - 27.08
  (Commenced 4/28/2008)      2008 27,525,771       6.99 - 7.05 193,348,119          3.15 1.15 - 2.20 (30.03) - (29.53)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                 LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ----------- ------------- ------------- ------------- ----------- -------------------
MIST Met/Templeton Growth   2011   4,687,427  8.18 - 14.06    49,144,134          0.33 0.95 - 2.15  (17.86) - (7.78)
  Sub-Account               2010     614,557  8.96 - 14.25     7,380,405            -- 1.10 - 2.05      4.65 - 5.96
  (Commenced 5/3/2010)
MIST Met/Templeton          2011   4,276,073 11.74 - 12.02    51,093,268          6.86 1.30 - 2.20   (2.49) - (1.61)
  International Bond        2010   2,982,596 12.04 - 12.22    36,302,425          0.51 1.30 - 2.20    11.07 - 12.08
  Sub-Account               2009     775,327 10.84 - 10.90     8,438,524            -- 1.30 - 2.20      8.40 - 9.00
  (Commenced 5/4/2009)
MIST MetLife Aggressive     2011  49,390,389 10.07 - 10.98   524,691,864          1.10 1.15 - 2.35   (7.96) - (6.85)
  Strategy Sub-Account      2010  45,689,702 10.94 - 11.78   522,967,837          1.18 1.15 - 2.35    13.80 - 15.17
                            2009  41,343,573  9.62 - 10.23   412,402,731            -- 1.15 - 2.35    29.56 - 31.13
                            2008  39,565,727   7.42 - 7.80   302,274,534          3.60 1.15 - 2.35 (42.19) - (41.49)
                            2007  46,258,233 12.84 - 13.34   607,023,915          1.29 1.15 - 2.35      0.48 - 1.70
MIST MetLife Balanced Plus  2011 257,076,022   9.33 - 9.40 2,411,774,661          0.27 1.15 - 2.25   (6.68) - (6.00)
  Sub-Account
  (Commenced 5/2/2011)
MIST MetLife Balanced       2011 592,824,603 10.80 - 11.77 6,764,659,086          1.58 1.15 - 2.35   (3.98) - (2.82)
  Strategy Sub-Account      2010 546,381,907 11.25 - 12.12 6,437,293,439          2.05 1.15 - 2.35    10.96 - 12.28
                            2009 458,932,798 10.14 - 10.79 4,832,135,577            -- 1.15 - 2.35    25.35 - 26.87
                            2008 406,068,266   8.09 - 8.50 3,383,789,930          4.75 1.15 - 2.35 (33.52) - (32.72)
                            2007 407,763,369 12.17 - 12.64 5,073,218,651          1.64 1.15 - 2.35      2.43 - 3.68
MIST MetLife Defensive      2011 186,262,512 11.33 - 12.48 2,228,739,665          2.22 1.00 - 2.35    (0.59) - 0.76
  Strategy Sub-Account      2010 167,912,074 11.40 - 12.39 2,003,850,499          3.05 1.00 - 2.35      8.32 - 9.80
                            2009 134,240,318 10.52 - 11.28 1,466,386,791          2.86 1.00 - 2.35    14.50 - 21.50
                            2008  98,361,064   8.77 - 9.21   887,719,339          1.41 1.15 - 2.35 (22.50) - (21.56)
                            2007  51,959,475 11.31 - 11.75   600,410,325          1.89 1.15 - 2.35      3.45 - 4.70
MIST MetLife Growth         2011 446,977,194 10.46 - 11.40 4,926,470,881          1.54 1.15 - 2.35   (6.10) - (4.98)
  Strategy Sub-Account      2010 473,161,406 11.14 - 12.00 5,512,372,206          1.71 1.15 - 2.35    12.81 - 14.17
                            2009 490,302,032  9.88 - 10.51 5,026,063,304            -- 1.15 - 2.35    27.08 - 28.61
                            2008 494,438,103   7.77 - 8.17 3,958,612,323          3.49 1.15 - 2.35 (39.32) - (38.58)
                            2007 481,475,567 12.81 - 13.30 6,304,660,461          1.10 1.15 - 2.35      2.26 - 3.50
MIST MetLife Moderate       2011 281,377,647 11.18 - 12.19 3,324,311,655          1.83 1.15 - 2.35   (2.43) - (1.26)
  Strategy Sub-Account      2010 257,780,425 11.46 - 12.34 3,094,289,659          2.46 1.15 - 2.35     9.79 - 11.12
                            2009 201,975,022 10.44 - 11.11 2,188,428,006          3.18 1.15 - 2.35    23.16 - 24.65
                            2008 157,147,909   8.48 - 8.91 1,371,420,955          1.75 1.15 - 2.35 (28.14) - (27.26)
                            2007 132,930,004 11.79 - 12.25 1,602,068,224          1.93 1.15 - 2.35      3.73 - 4.99
MIST MFS Emerging Markets   2011  37,004,554  9.55 - 11.54   369,675,163          1.39 0.95 - 2.35 (20.59) - (19.48)
  Equity Sub-Account        2010  29,287,659 12.03 - 14.53   365,169,255          0.97 0.95 - 2.35    20.79 - 22.49
                            2009  18,534,256  9.96 - 12.02   189,762,080          1.45 0.95 - 2.35    65.01 - 67.34
                            2008   9,820,617   6.03 - 7.28    60,422,758          1.29 0.95 - 2.35 (56.57) - (52.63)
                            2007   4,415,597 13.89 - 14.22    62,075,247          0.04 0.95 - 2.35    33.43 - 35.32
MIST MFS Research           2011  22,841,018 11.58 - 13.42   285,814,827          1.88 0.95 - 2.35 (12.79) - (11.56)
  International Sub-Account 2010  22,399,698 13.27 - 15.17   318,521,626          1.70 0.95 - 2.35     8.83 - 10.35
                            2009  21,694,779 12.19 - 13.75   281,155,296          3.12 0.95 - 2.35    28.50 - 30.32
                            2008  20,463,384  9.48 - 10.55   204,675,511          1.89 0.95 - 2.35 (43.71) - (42.91)
                            2007  19,606,367 16.84 - 18.48   345,568,972          1.22 0.95 - 2.35    10.65 - 12.21

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ------------- ------------- ------------- ----------- -------------------
MIST Morgan Stanley Mid Cap  2011   8,735,505  1.88 - 16.63   109,412,403          0.56 0.89 - 2.30   (9.04) - (7.49)
  Growth Sub-Account         2010   6,606,286  2.04 - 17.98    89,015,672          0.01 0.89 - 2.30    17.15 - 30.84
                             2009   5,166,934  9.84 - 11.09    54,290,087            -- 0.95 - 2.30    53.69 - 55.79
                             2008   4,031,107   6.40 - 7.12    27,227,267          1.21 0.95 - 2.30 (47.97) - (47.26)
                             2007   1,845,571 12.30 - 13.50    23,676,085            -- 0.95 - 2.30    20.66 - 22.31
MIST Oppenheimer Capital     2011  20,772,728  7.48 - 10.45   167,863,687          0.12 0.95 - 2.35   (3.67) - (2.10)
  Appreciation Sub-Account   2010  23,613,830  7.76 - 10.67   196,389,755          0.46 0.95 - 2.35      6.86 - 8.42
                             2009  26,093,951   7.26 - 9.84   201,465,075            -- 0.95 - 2.35    40.37 - 42.38
                             2008  29,172,000   5.16 - 6.91   159,163,585          3.52 0.95 - 2.35 (47.20) - (46.42)
                             2007  34,634,000  9.77 - 12.90   354,882,609          0.01 0.95 - 2.35    11.62 - 13.20
MIST PIMCO Inflation         2011  63,087,877 13.90 - 15.36   936,595,819          1.62 1.20 - 2.35      8.56 - 9.82
  Protected Bond Sub-Account 2010  52,467,468 12.81 - 13.99   711,162,874          2.23 1.20 - 2.35      5.26 - 6.48
                             2009  37,506,865 12.17 - 13.14   478,661,744          3.18 1.20 - 2.35    15.31 - 16.64
                             2008  23,243,826 10.55 - 11.26   254,891,679          3.71 1.20 - 2.35   (9.22) - (8.17)
                             2007  21,340,808 11.60 - 12.19   255,623,164          2.14 1.30 - 2.35      8.21 - 9.36
MIST PIMCO Total Return      2011 132,311,947 11.50 - 18.11 2,140,758,433          2.62 0.89 - 2.35    (0.31) - 2.51
  Sub-Account                2010 111,149,390 11.27 - 17.67 1,761,602,464          3.20 0.89 - 2.35      5.65 - 7.45
                             2009  71,654,403 10.54 - 16.44 1,055,450,302          6.39 0.89 - 2.35    15.29 - 17.35
                             2008  43,564,435  9.03 - 14.01   542,563,802          3.71 0.89 - 2.35   (1.93) - (0.26)
                             2007  37,539,072  9.10 - 14.05   469,985,360          3.32 0.89 - 2.35      5.05 - 6.89
MIST Pioneer Fund            2011   9,480,402  9.11 - 19.29   168,467,083          1.11 0.95 - 2.30  (11.94) - (5.45)
  Sub-Account                2010   5,977,317 16.24 - 20.40   112,914,666          0.78 0.95 - 2.30    13.47 - 15.12
                             2009   3,239,380 14.30 - 17.72    53,308,711          1.52 0.95 - 2.30    21.07 - 27.31
                             2008   1,227,336 11.81 - 14.44    16,447,869          0.83 0.95 - 2.30 (34.37) - (33.47)
                             2007     441,310 17.99 - 21.26     8,679,759          0.78 1.10 - 2.30      2.60 - 3.85
MIST Pioneer Strategic       2011  24,444,162 12.25 - 27.99   600,261,549          4.36 0.95 - 2.35      1.06 - 2.65
  Income Sub-Account         2010  17,115,149 12.17 - 27.26   419,601,867          4.58 0.95 - 2.20     5.21 - 11.12
                             2009  10,957,582 11.11 - 24.54   251,000,578          4.72 0.95 - 2.15    23.08 - 31.83
                             2008   7,373,489 16.54 - 18.61   129,051,542          6.27 0.95 - 1.90 (12.43) - (11.59)
                             2007   4,979,963 18.89 - 21.05    98,174,413          0.56 0.95 - 1.90      4.63 - 5.63
MIST Pyramis Government      2011  45,618,019 10.69 - 10.77   490,473,351          0.89 1.15 - 2.25      6.96 - 7.75
  Income Sub-Account
  (Commenced 5/2/2011)
MIST Rainier Large Cap       2011   7,776,061   7.22 - 7.54    57,997,273          0.38 1.30 - 2.35   (6.06) - (5.08)
  Equity Sub-Account         2010   5,826,308   7.72 - 7.95    45,894,091          0.42 1.30 - 2.20    12.87 - 13.90
  (Commenced 11/12/2007)     2009   4,962,869   6.82 - 6.98    34,404,016          0.82 1.30 - 2.35    20.41 - 21.65
                             2008   4,139,663   5.67 - 5.74    23,654,112            -- 1.30 - 2.35 (43.16) - (42.56)
                             2007     640,297   9.97 - 9.99     6,390,092          0.09 1.30 - 2.20      1.90 - 2.03
MIST RCM Technology          2011  17,226,158   5.63 - 6.66   103,642,521            -- 0.89 - 2.35 (12.00) - (10.59)
  Sub-Account                2010  16,174,288   6.39 - 7.45   109,729,016            -- 0.89 - 2.35    24.73 - 27.12
                             2009  13,832,826   5.12 - 5.86    74,614,703            -- 0.89 - 2.35    55.30 - 57.75
                             2008  10,849,282   3.29 - 3.72    37,389,860         13.67 0.89 - 2.35 (45.75) - (44.75)
                             2007  12,386,524   6.06 - 6.72    78,045,995            -- 0.89 - 2.35    28.45 - 30.50

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------- ---------------------------------------------
                                                                                            EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS    HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- -------------- ------------- ------------- ----------- -------------------
MIST SSgA Growth and Income    2011 120,297,977  10.97 - 11.83 1,390,741,062          1.70 1.15 - 2.35   (1.29) - (0.09)
  ETF Sub-Account              2010  85,827,962  11.20 - 11.84   995,772,752          1.05 1.15 - 2.20     9.80 - 10.96
  (Commenced 11/10/2008)       2009  29,942,630  10.20 - 10.67   314,125,011          0.78 1.15 - 2.20    22.17 - 23.97
                               2008     312,145    8.39 - 8.60     2,651,130            -- 1.30 - 2.05      1.88 - 1.99
MIST SSgA Growth ETF           2011  37,984,453  10.24 - 11.04   409,132,829          1.56 1.15 - 2.35   (4.40) - (3.24)
  Sub-Account                  2010  29,136,066  10.71 - 11.41   325,453,346          1.35 1.15 - 2.35    11.50 - 12.85
  (Commenced 11/10/2008)       2009  16,443,398   9.67 - 10.11   163,291,494          0.93 1.15 - 2.20    26.29 - 28.66
                               2008     190,893    7.69 - 7.88     1,489,531            -- 1.30 - 2.05      0.88 - 0.99
MIST T. Rowe Price Large       2011  13,446,503  24.76 - 82.60   507,039,092          0.70 0.89 - 2.35   (6.24) - (4.62)
  Cap Value Sub-Account        2010  14,212,118  26.09 - 86.60   558,423,606          1.11 0.89 - 2.35    14.30 - 16.29
                               2009  14,942,501  22.55 - 74.47   502,483,411          2.30 0.89 - 2.35    15.64 - 17.62
                               2008  15,718,013  19.27 - 63.32   447,266,597          1.65 0.89 - 2.35 (37.82) - (36.76)
                               2007  18,116,672 30.63 - 100.12   822,332,309          0.94 0.89 - 2.35      1.30 - 7.97
MIST T. Rowe Price Mid Cap     2011  44,089,511   9.22 - 10.28   439,146,325            -- 1.30 - 2.35   (3.93) - (2.92)
  Growth Sub-Account           2010  40,356,445   9.67 - 10.58   414,850,131            -- 1.30 - 2.35    24.72 - 26.05
                               2009  31,597,201    7.75 - 8.40   258,174,943            -- 1.30 - 2.35    42.11 - 43.59
                               2008  24,389,138    5.45 - 5.85   139,067,651            -- 1.30 - 2.35 (41.15) - (40.53)
                               2007  25,165,985    9.25 - 9.83   242,043,730            -- 1.30 - 2.35    14.89 - 16.11
MIST Third Avenue Small Cap    2011  18,611,699  14.67 - 17.11   290,532,427          1.10 0.89 - 2.35  (11.09) - (9.50)
  Value Sub-Account            2010  18,793,984  16.49 - 18.91   327,520,477          1.17 0.89 - 2.35    17.11 - 19.08
                               2009  17,777,766  14.06 - 15.88   262,479,306          1.15 0.89 - 2.35    23.51 - 25.70
                               2008  16,437,324  11.38 - 12.63   194,917,296          0.76 0.89 - 2.35 (31.46) - (30.31)
                               2007  18,432,805  16.58 - 18.13   316,501,402          1.00 0.89 - 2.35   (5.29) - (3.66)
MIST Turner Mid Cap Growth     2011   6,415,135  12.30 - 13.33    83,512,450            -- 1.30 - 2.35   (9.61) - (8.65)
  Sub-Account                  2010   5,858,465  13.61 - 14.60    83,688,741            -- 1.30 - 2.35    24.21 - 25.51
                               2009   4,875,425  10.96 - 11.63    55,630,594            -- 1.30 - 2.35    43.76 - 45.27
                               2008   4,470,347    7.62 - 8.01    35,217,413            -- 1.30 - 2.35 (49.50) - (48.97)
                               2007   4,472,333  15.09 - 15.69    69,239,590            -- 1.30 - 2.35    21.25 - 22.54
MIST Van Kampen Comstock       2011  25,137,797   9.39 - 14.24   266,463,408          1.09 0.95 - 2.35   (3.76) - (2.39)
  Sub-Account                  2010  21,172,822   9.76 - 14.59   230,561,318          1.45 0.95 - 2.35    12.19 - 13.80
                               2009  16,791,760   8.70 - 12.82   161,042,507          1.11 0.95 - 2.35    23.63 - 30.57
                               2008   5,638,201    7.03 - 7.31    40,651,730          1.74 1.30 - 2.35 (37.41) - (36.74)
                               2007   5,330,717  11.24 - 11.56    60,993,695          1.34 1.30 - 2.35   (4.77) - (3.76)
MSF Artio International        2011     282,028   3.36 - 11.37     2,803,543          1.60 1.40 - 1.90 (21.63) - (20.99)
  Stock Sub-Account            2010     318,412   4.26 - 14.47     3,979,701          1.41 1.40 - 1.90      4.85 - 5.74
                               2009     337,655   4.02 - 13.77     3,955,132          0.42 1.40 - 1.90    19.59 - 20.44
                               2008     380,684   3.34 - 11.48     3,539,311          2.93 1.40 - 1.90 (45.29) - (44.91)
                               2007     398,333   6.06 - 20.94     6,422,071          0.76 1.40 - 1.90      7.99 - 8.79
MSF Barclays Capital Aggregate 2011   8,083,366   1.73 - 18.28   130,173,979          3.22 0.89 - 2.25      4.77 - 6.56
  Bond Index Sub-Account       2010   5,646,137  14.02 - 17.15    86,674,964          2.64 0.89 - 2.25      3.30 - 5.11
                               2009   2,010,364  13.73 - 16.32    29,893,966          3.64 0.89 - 2.15      2.27 - 4.24
                               2008     527,803  14.94 - 15.65     7,896,020          4.75 0.89 - 1.35      4.56 - 5.05
                               2007     436,992  14.29 - 14.90     6,246,008          4.31 0.89 - 1.35      5.43 - 5.92

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ----------- -------------------
MSF BlackRock Bond Income   2011    953,075     44.15 - 68.69  49,538,985          3.84 0.89 - 2.30      4.00 - 5.62
  Sub-Account               2010    952,834     42.45 - 65.04  47,336,145          3.77 0.89 - 2.30      5.72 - 7.38
                            2009    911,026     40.15 - 60.57  42,636,576          6.49 0.89 - 2.30      6.81 - 8.50
                            2008    748,389     37.59 - 55.83  32,695,795          5.04 0.89 - 2.30   (5.77) - (4.29)
                            2007    654,278     39.89 - 58.33  30,160,113          2.44 0.89 - 2.30      3.70 - 5.35
MSF BlackRock Large Cap     2011    252,494     11.44 - 11.96   2,890,664          1.16 0.89 - 1.35      0.97 - 1.44
  Value Sub-Account         2010    253,453     11.33 - 11.79   2,872,585          1.09 0.89 - 1.35      7.75 - 8.26
                            2009    264,703     10.51 - 10.89   2,783,413          1.58 0.89 - 1.35     9.73 - 10.22
                            2008    257,240       9.58 - 9.88   2,464,834          0.86 0.89 - 1.35 (35.78) - (35.48)
                            2007    251,656     14.92 - 15.31   3,754,451          0.91 0.89 - 1.35      2.00 - 2.47
MSF BlackRock Legacy Large  2011    814,200     10.75 - 32.23  11,348,650          0.17 0.89 - 2.30  (11.01) - (9.75)
  Cap Growth Sub-Account    2010    601,185     12.06 - 35.71   9,563,155          0.22 0.89 - 2.30    17.10 - 18.76
                            2009    612,808     10.28 - 30.07   8,419,085          0.15 0.89 - 2.30    28.77 - 35.57
                            2008     49,555     20.78 - 22.18   1,031,800          0.43 0.89 - 1.35 (37.36) - (37.07)
                            2007     31,453     33.18 - 35.25   1,046,603          0.17 0.89 - 1.35    17.12 - 17.66
MSF BlackRock Money Market  2011 59,067,302      9.55 - 25.84 633,625,012            -- 0.95 - 2.35   (2.32) - (0.94)
  Sub-Account               2010 51,015,018      9.77 - 26.15 553,885,805            -- 0.95 - 2.35   (2.32) - (0.64)
                            2009 54,211,009      9.99 - 26.46 576,532,284          0.25 1.00 - 2.35   (2.07) - (0.48)
                            2008 55,686,362     10.19 - 26.67 595,304,545          2.42 1.15 - 2.35      0.21 - 1.42
                            2007 22,951,175     10.16 - 25.09 241,601,183          4.74 1.15 - 2.35      2.37 - 3.61
MSF Davis Venture Value     2011 48,368,185     11.12 - 35.45 599,153,697          1.01 0.89 - 2.35  (11.86) - (4.88)
  Sub-Account               2010 46,415,423     11.87 - 37.27 606,785,200          0.87 0.89 - 2.35     9.22 - 11.01
                            2009 41,123,511     10.86 - 33.58 487,864,492          1.37 0.89 - 2.35    28.77 - 30.82
                            2008 37,459,395      8.43 - 25.67 339,962,645          1.19 0.89 - 2.35 (40.87) - (38.31)
                            2007 39,936,774     14.23 - 42.70 599,873,294          0.67 0.89 - 2.35      1.99 - 3.65
MSF FI Value Leaders        2011    289,554     14.65 - 16.57   4,601,785          1.01 1.50 - 2.30   (8.38) - (7.64)
  Sub-Account               2010    305,583     15.99 - 17.94   5,267,530          1.44 1.50 - 2.30    11.85 - 12.75
                            2009    265,682     14.30 - 15.91   4,072,835          2.66 1.50 - 2.30    18.94 - 19.90
                            2008    251,266     12.02 - 13.27   3,223,563          1.80 1.50 - 2.30 (40.40) - (39.92)
                            2007    211,868     20.17 - 22.08   4,542,761          0.69 1.50 - 2.30      1.71 - 2.53
MSF Jennison Growth         2011 20,877,221      2.55 - 12.29 248,172,110          0.06 1.30 - 2.35   (2.11) - (0.86)
  Sub-Account               2010 20,230,170      2.57 - 12.42 243,817,657          0.38 1.30 - 2.35     8.74 - 10.07
                            2009 17,375,446      2.33 - 11.31 190,651,501            -- 1.30 - 2.35    36.32 - 38.02
                            2008 14,090,231       1.69 - 8.21 112,407,198          2.13 1.30 - 2.35 (38.03) - (37.13)
                            2007 14,275,390      2.70 - 13.10 182,244,421          0.19 1.30 - 2.35     8.79 - 10.11
MSF Loomis Sayles Small Cap 2011    310,374     30.16 - 36.63  10,317,247            -- 1.20 - 2.30   (1.94) - (0.86)
  Core Sub-Account          2010    214,307     30.76 - 36.95   7,224,075            -- 1.20 - 2.30    24.32 - 25.69
  (Commenced 07/14/2008)    2009     73,444     25.33 - 29.40   1,990,671            -- 1.20 - 2.15    27.16 - 28.38
                            2008        926     21.12 - 22.90      20,162            -- 1.20 - 1.75 (25.82) - (25.62)
MSF Met/Artisan Mid Cap     2011 14,599,235     13.33 - 36.59 215,514,020          0.79 0.89 - 2.35      4.02 - 5.81
  Value Sub-Account         2010 15,163,945     12.80 - 34.58 213,857,206          0.59 0.89 - 2.35    12.09 - 14.02
                            2009 15,659,935     11.41 - 30.33 195,923,686          0.84 0.89 - 2.35    37.92 - 40.31
                            2008 16,302,851      8.27 - 21.61 146,716,944          0.06 0.89 - 2.35 (47.39) - (46.49)
                            2007 18,551,932     15.69 - 40.39 316,048,072          0.35 0.89 - 2.35   (9.25) - (7.67)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ----------- -------------------
MSF Met/Dimensional           2011  3,336,605     13.82 - 14.29  47,225,164          1.94 1.30 - 2.35 (18.19) - (17.33)
  International Small Company 2010  2,082,274     16.89 - 17.28  35,750,236          1.30 1.30 - 2.35    19.74 - 21.01
  Sub-Account                 2009  1,225,665     14.11 - 14.28  17,436,960            -- 1.30 - 2.35    39.40 - 40.87
  (Commenced 11/10/2008)      2008     12,651     10.12 - 10.14     128,139            -- 1.30 - 2.05      0.61 - 0.71
MSF MetLife Conservative      2011    850,770     11.86 - 12.35  10,395,348          2.37 1.55 - 2.15      1.06 - 1.66
  Allocation Sub-Account      2010    830,223     11.74 - 12.15   9,998,191          4.06 1.55 - 2.15      7.71 - 8.36
                              2009    967,744     10.85 - 11.21  10,771,428          3.20 1.55 - 2.25    17.85 - 18.68
                              2008    602,771       9.24 - 9.44   5,653,460          0.85 1.55 - 2.15 (16.21) - (15.71)
                              2007    242,633     11.07 - 11.20   2,702,849            -- 1.55 - 2.00      3.47 - 3.94
MSF MetLife Conservative to   2011    608,383     11.48 - 11.91   7,143,945          2.14 1.55 - 2.10   (1.04) - (0.50)
  Moderate Allocation         2010    782,775     11.60 - 11.97   9,257,856          3.38 1.55 - 2.10      9.21 - 9.81
  Sub-Account                 2009    836,071     10.62 - 10.90   9,016,185          3.07 1.55 - 2.10    21.11 - 21.78
                              2008    664,967       8.77 - 8.95   5,902,351          1.05 1.55 - 2.10 (23.23) - (22.81)
                              2007    392,909     11.42 - 11.59   4,529,792            -- 1.55 - 2.10      2.62 - 3.19
MSF MetLife Mid Cap Stock     2011  4,708,991      1.73 - 18.33  77,805,929          0.70 0.89 - 2.35   (4.50) - (2.76)
  Index Sub-Account           2010  3,443,301     15.77 - 18.85  59,472,935          0.76 0.89 - 2.20    23.19 - 25.17
                              2009  1,692,693     12.86 - 15.06  23,983,061          1.55 0.89 - 2.15    28.41 - 35.78
                              2008    999,722     10.67 - 11.09  10,679,425          1.39 0.89 - 1.35 (37.03) - (36.74)
                              2007    886,564     16.94 - 17.54  15,036,423          0.79 0.89 - 1.35      6.33 - 6.82
MSF MetLife Moderate          2011  3,930,913     10.88 - 11.40  44,282,730          1.52 1.55 - 2.25   (3.55) - (2.89)
  Allocation Sub-Account      2010  4,192,524     11.28 - 11.74  48,715,861          2.53 1.55 - 2.25    10.65 - 11.44
                              2009  4,293,013     10.20 - 10.54  44,856,785          2.96 1.55 - 2.25    23.72 - 24.58
                              2008  4,259,716       8.24 - 8.46  35,786,827          0.77 1.55 - 2.25 (30.23) - (29.73)
                              2007  3,351,654     11.81 - 12.04  40,157,114          0.01 1.55 - 2.25      2.01 - 2.73
MSF MetLife Moderate to       2011  4,632,179     10.23 - 10.65  48,721,974          1.43 1.55 - 2.15   (5.81) - (5.25)
  Aggressive Allocation       2010  5,194,016     10.86 - 11.24  57,766,976          2.14 1.55 - 2.15    12.25 - 12.94
  Sub-Account                 2009  5,328,120       9.67 - 9.95  52,562,753          2.53 1.55 - 2.15    26.35 - 27.11
                              2008  5,745,796       7.65 - 7.83  44,674,622          0.61 1.55 - 2.25 (36.57) - (36.12)
                              2007  5,047,763     12.02 - 12.25  61,541,186          0.02 1.55 - 2.25      1.53 - 2.24
MSF MetLife Stock Index       2011 25,347,914      4.22 - 46.18 355,993,780          1.55 0.89 - 2.90    (1.15) - 0.94
  Sub-Account                 2010 23,801,960     11.03 - 45.76 343,187,076          1.63 0.89 - 2.90    11.41 - 13.81
                              2009 21,150,594      9.85 - 40.20 281,243,641          2.10 0.89 - 2.90    23.01 - 26.75
                              2008 15,678,062      8.00 - 32.13 164,166,647          1.80 0.89 - 2.35 (38.72) - (37.66)
                              2007 17,885,006     13.05 - 51.54 299,989,839          0.90 0.89 - 2.35      2.52 - 4.30
MSF MFS Total Return          2011    826,212     38.00 - 54.49  36,390,818          2.68 0.89 - 2.15      0.04 - 1.51
  Sub-Account                 2010    929,202     37.99 - 53.68  40,676,709          2.91 0.89 - 2.15      7.53 - 9.10
                              2009  1,006,138     35.33 - 49.20  40,772,224          4.14 0.89 - 2.15    15.84 - 17.55
                              2008    977,440     30.49 - 41.85  34,110,264          3.52 0.89 - 2.30 (24.08) - (15.13)
                              2007  1,100,140     38.88 - 54.24  50,198,332          1.84 0.89 - 2.30      1.79 - 3.45
MSF MFS Value Sub-Account     2011  3,145,406     12.27 - 14.81  43,754,913          1.57 0.89 - 2.30   (1.43) - (0.04)
                              2010  3,234,649     12.33 - 14.90  45,430,281          1.32 0.89 - 2.30     8.89 - 10.44
                              2009  2,664,361     11.22 - 13.56  33,984,060            -- 0.89 - 2.30    18.08 - 19.75
                              2008  2,080,451      9.41 - 11.38  22,207,620          1.81 0.89 - 2.30 (30.55) - (21.82)
                              2007  1,601,257     14.33 - 17.03  25,634,063          0.27 0.89 - 2.30    (5.09) - 6.03

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
MSF Morgan Stanley EAFE      2011  6,390,970      1.15 - 12.29  69,159,210          2.23 0.89 - 2.15 (14.50) - (13.28)
  Index Sub-Account          2010  4,636,491     11.54 - 14.17  58,834,689          2.24 0.89 - 2.15      5.47 - 7.24
                             2009  2,230,107     10.94 - 13.21  27,098,496          3.30 0.89 - 2.15    26.95 - 35.25
                             2008  1,129,559      9.89 - 10.36  11,178,515          2.94 0.89 - 1.35 (42.86) - (42.60)
                             2007  1,079,041     17.30 - 18.05  18,684,621          1.93 0.89 - 1.35      9.32 - 9.83
MSF Neuberger Berman         2011    647,811     15.96 - 18.50  11,266,993          0.73 0.89 - 1.95    (7.38) - 4.87
  Genesis Sub-Account        2010    578,563     16.81 - 17.64   9,730,049          0.51 0.89 - 1.35    19.95 - 20.50
                             2009    605,787     14.02 - 14.64   8,493,213          1.10 0.89 - 1.35    11.63 - 12.15
                             2008    587,465     12.56 - 13.06   7,377,709          0.53 0.89 - 1.35 (39.23) - (38.95)
                             2007    625,394     20.66 - 21.39  12,924,658          0.30 0.89 - 1.35   (4.75) - (4.31)
MSF Neuberger Berman Mid     2011    176,128     20.45 - 23.63   3,882,043          0.53 1.20 - 2.30   (8.79) - (7.79)
  Cap Value Sub-Account      2010     82,451     22.42 - 25.62   1,984,636          0.22 1.20 - 2.30    23.19 - 24.55
  (Commenced 7/14/2008)      2009     11,335     18.92 - 20.57     225,554          0.60 1.20 - 1.95    44.89 - 45.97
                             2008      1,374     13.33 - 14.09      18,573            -- 1.20 - 1.75 (40.64) - (40.49)
MSF Oppenheimer Global       2011    559,531     15.55 - 17.64   9,330,001          1.79 0.95 - 1.95  (10.17) - (9.41)
  Equity Sub-Account         2010    608,969     17.31 - 19.88  11,272,119          1.34 0.95 - 1.95    13.69 - 14.83
                             2009    672,213     15.23 - 17.32  10,903,654          2.29 0.95 - 1.95    37.10 - 38.48
                             2008    671,786     11.17 - 12.50   7,900,093          1.77 0.95 - 1.90 (41.68) - (41.12)
                             2007    501,067     19.16 - 21.24   9,987,034          0.71 0.95 - 1.90      4.25 - 5.25
MSF Russell 2000 Index       2011  3,926,223      1.75 - 18.93  64,081,468          0.84 0.89 - 2.35   (6.46) - (4.95)
  Sub-Account                2010  2,703,578      7.11 - 19.92  46,792,763          0.77 0.89 - 2.35    23.61 - 25.79
                             2009  1,108,328      5.68 - 15.83  15,337,009          1.65 0.89 - 2.20    24.25 - 26.62
                             2008    478,053      4.57 - 12.68   5,298,056          1.35 0.89 - 1.40 (34.43) - (34.05)
                             2007    481,904      6.97 - 19.23   8,015,832          0.93 0.89 - 1.40   (2.89) - (2.39)
MSF T. Rowe Price Large Cap  2011     44,809     30.91 - 33.42   1,465,621            -- 1.50 - 1.90   (3.19) - (2.80)
  Growth Sub-Account         2010     40,496     31.93 - 34.38   1,365,647          0.07 1.50 - 1.90    14.55 - 15.01
  (Commenced 4/28/2008)      2009     39,614     27.87 - 29.90   1,161,818          0.32 1.50 - 1.90    40.35 - 40.91
                             2008     27,135     19.86 - 21.22     565,146            -- 1.50 - 1.90 (44.05) - (43.82)
MSF T. Rowe Price Small Cap  2011    417,381     16.23 - 21.67   7,500,142            -- 0.89 - 2.15    (0.70) - 0.87
  Growth Sub-Account         2010    465,332     16.01 - 21.48   8,285,648            -- 0.89 - 2.30    31.60 - 33.71
                             2009    481,022     12.16 - 16.06   6,406,764          0.12 0.89 - 2.30    35.49 - 37.73
                             2008    332,266      8.98 - 11.66   3,243,702            -- 0.89 - 2.30 (37.08) - (34.32)
                             2007     77,656     16.25 - 18.44   1,279,290            -- 0.89 - 1.40      8.32 - 8.88
MSF Van Eck Global Natural   2011  6,910,683     15.07 - 15.51 106,332,935          1.10 1.30 - 2.20 (18.49) - (17.75)
  Resources Sub-Account      2010  3,967,225     18.49 - 18.86  74,371,723          0.25 1.30 - 2.20    26.22 - 27.36
  (Commenced 5/4/2009)       2009  1,195,095     14.65 - 14.80  17,635,926            -- 1.30 - 2.20    35.00 - 35.82
MSF Western Asset            2011 16,038,241     15.32 - 19.49 285,529,978          1.20 0.95 - 2.35      2.83 - 4.28
  Management U.S. Government 2010 12,558,586     14.90 - 18.69 214,907,918          2.24 0.95 - 2.35      3.04 - 4.50
  Sub-Account                2009  8,573,371     14.46 - 17.89 140,925,866          4.06 0.95 - 2.35      1.67 - 3.10
                             2008  5,356,593     14.23 - 17.35  85,351,962          3.54 0.95 - 2.35   (2.85) - (1.48)
                             2007  2,760,203     14.93 - 17.61  44,641,935          2.32 0.95 - 2.30      1.76 - 3.04
Neuberger Berman Genesis     2011        474             15.72       7,443          0.84        0.89             3.67
  Sub-Account                2010        571             15.16       8,663            --        0.89            20.30
                             2009        697             12.60       8,785            --        0.89            25.13
                             2008        809             10.07       8,146          3.68        0.89           (33.45)
                             2007        927             15.13      14,022          0.14        0.89            20.72

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    -------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    --------- ----------------- ---------- ------------- ----------- -------------------
Oppenheimer VA Core Bond       2011     1,878              5.41     10,150          5.76        1.40             6.77
  Sub-Account                  2010     1,952              5.06      9,885          4.81        1.40             9.87
                               2009    12,533              4.61     57,756            --        1.40             8.09
                               2008    22,518              4.26     96,005          4.53        1.40           (39.90)
                               2007    37,290              7.09    264,529          5.54        1.40             2.93
Oppenheimer VA Global          2011       443              9.20      4,075          3.19        1.40            (0.55)
  Strategic Income Sub-Account 2010       443              9.25      4,097         16.19        1.40            13.38
                               2009     1,786              8.16     14,575          0.53        1.40            17.17
                               2008     1,903              6.97     13,254          5.21        1.40           (15.40)
                               2007     5,661              8.23     46,614          3.59        1.40             8.16
Oppenheimer VA Main Street     2011 4,964,464      9.98 - 17.13 81,494,321          0.36 0.95 - 1.75   (4.07) - (3.30)
  Small- & Mid-Cap             2010 4,127,208     10.35 - 17.72 70,331,777          0.37 0.95 - 1.75    20.92 - 21.90
  Sub-Account                  2009 3,126,840      8.51 - 14.54 43,881,910          0.52 0.95 - 1.75    34.52 - 35.58
                               2008 1,863,546      6.29 - 10.72 19,372,328          0.18 0.95 - 1.75 (39.08) - (38.59)
                               2007   492,857     10.26 - 17.46  8,314,186          0.03 0.95 - 1.75  (13.41) - (2.47)
Oppenheimer VA Main Street     2011    22,109              4.85    107,300          1.27        1.40            (1.40)
  Sub-Account                  2010    24,227              4.92    119,249          1.11        1.40            14.49
                               2009    28,105              4.30    120,826          1.94        1.40            26.52
                               2008    31,897              3.40    108,399          1.52        1.40           (39.33)
                               2007    45,428              5.60    254,460          1.11        1.40             2.96
Oppenheimer VA Money           2011    20,177              5.69    114,709          0.01        1.40            (1.37)
  Sub-Account                  2010    20,177              5.76    116,310          0.03        1.40            (1.37)
                               2009    20,177              5.84    117,917          0.35        1.40            (1.07)
                               2008    25,333              5.91    149,653          2.83        1.40             1.34
                               2007    28,881              5.83    168,352          4.98        1.40             3.52
Pioneer VCT Cullen Value       2011   238,409       8.34 - 8.68  2,036,161          0.72 1.20 - 1.95   (5.53) - (4.82)
  Sub-Account                  2010   243,744       8.83 - 9.11  2,192,843          0.58 1.20 - 1.95      7.15 - 7.96
  (Commenced 7/14/2008)        2009   223,412       8.19 - 8.44  1,867,892          0.70 1.20 - 2.15    13.26 - 14.34
                               2008    21,316       7.29 - 7.38    156,566            -- 1.20 - 1.75 (21.91) - (21.71)
Pioneer VCT Emerging           2011    48,427     14.01 - 15.29    705,700            -- 1.20 - 1.95 (25.09) - (24.53)
  Markets Sub-Account          2010    62,764     18.70 - 20.26  1,212,537          0.32 1.20 - 1.95    13.38 - 14.23
  (Commenced 7/14/2008)        2009    60,035     16.18 - 17.74  1,020,914          0.63 1.20 - 2.15    70.32 - 71.96
                               2008     4,387      9.83 - 10.32     43,804            -- 1.20 - 1.75 (50.82) - (50.69)
Pioneer VCT Equity Income      2011    17,862     19.96 - 21.90    371,272          2.00 1.20 - 1.95      3.73 - 4.51
  Sub-Account                  2010    18,868     19.24 - 20.95    375,754          2.07 1.20 - 1.95    16.93 - 17.81
  (Commenced 7/14/2008)        2009    20,833     16.12 - 17.79    354,460          3.38 1.20 - 2.15    11.47 - 12.53
                               2008     2,134     15.01 - 15.22     32,445          0.69 1.60 - 1.75 (22.10) - (22.05)
Pioneer VCT Ibbotson Growth    2011 1,225,572     14.18 - 14.93 17,736,364          1.94 1.20 - 1.95   (5.14) - (4.42)
  Allocation Sub-Account       2010 1,275,136     14.95 - 15.62 19,386,421          1.88 1.20 - 1.95    12.55 - 13.39
  (Commenced 7/14/2008)        2009 1,257,274     13.28 - 13.78 16,934,322          2.87 1.20 - 1.95    30.11 - 31.09
                               2008   346,884     10.21 - 10.51  3,587,235            -- 1.20 - 1.95 (27.48) - (27.22)
Pioneer VCT Ibbotson Moderate  2011 1,795,010     13.82 - 14.81 25,968,930          2.49 1.20 - 2.20   (4.21) - (3.25)
  Allocation Sub-Account       2010 1,833,743     14.43 - 15.31 27,517,066          2.53 1.20 - 2.20    11.44 - 12.56
  (Commenced 7/14/2008)        2009 1,818,031     12.95 - 13.60 24,317,338          3.10 1.20 - 2.20    28.59 - 29.89
                               2008   109,195     10.23 - 10.47  1,127,161            -- 1.20 - 1.80 (24.71) - (24.50)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                           AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 -------------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 --------- ----------------- ---------- ------------- ----------- -------------------
Pioneer VCT Mid Cap Value   2011 1,688,831     26.60 - 31.48 49,145,077          0.64 0.95 - 1.95   (7.66) - (6.73)
  Sub-Account               2010 1,493,349     28.81 - 33.76 46,621,818          0.87 0.95 - 1.95    15.62 - 16.78
                            2009 1,309,529     24.92 - 28.91 35,037,503          1.29 0.95 - 1.95    22.85 - 24.08
                            2008 1,105,223     20.42 - 23.30 23,891,796          0.87 0.95 - 1.90 (35.01) - (34.39)
                            2007   813,072     31.43 - 35.50 26,728,784          0.54 0.95 - 1.90      3.35 - 4.34
Pioneer VCT Real Estate     2011    12,968     18.70 - 20.38    251,847          2.24 1.20 - 1.95      7.64 - 8.45
  Shares Sub-Account        2010    12,983     17.38 - 18.80    234,208          2.42 1.20 - 1.95    26.06 - 27.01
  (Commenced 7/14/2008)     2009    16,034     13.78 - 14.80    228,918          4.81 1.20 - 1.95    29.02 - 29.98
                            2008     3,001     10.87 - 11.38     33,133          1.71 1.20 - 1.75 (32.64) - (32.47)
T. Rowe Price Growth Stock  2011    73,401             81.96  6,015,937          0.02        0.89            (1.85)
  Sub-Account               2010    85,875             83.50  7,170,858          0.06        0.89            15.89
                            2009    97,059             72.05  6,993,261          0.21        0.89            41.98
                            2008   104,973             50.75  5,327,165          0.40        0.89           (42.77)
                            2007   118,255             88.67 10,486,221          0.60        0.89             9.38
T. Rowe Price International 2011    59,337             11.89    705,529          1.20        0.89           (13.11)
  Stock Sub-Account         2010    68,117             13.68    932,126          1.13        0.89            13.46
                            2009    72,797             12.06    877,970          2.49        0.89            50.86
                            2008    76,425              7.99    610,995          1.51        0.89           (48.48)
                            2007    87,971             15.52  1,365,106          1.62        0.89            12.42
T. Rowe Price Prime Reserve 2011    54,384             17.91    973,756          0.01        0.89            (0.87)
  Sub-Account               2010    70,013             18.06  1,264,618          0.01        0.89            (0.87)
                            2009    76,856             18.22  1,400,475          0.22        0.89            (0.70)
                            2008   120,897             18.35  2,218,473          2.47        0.89             1.64
                            2007    96,955             18.05  1,750,411          4.77        0.89             3.94
UIF U.S. Real Estate        2011 2,367,197     24.43 - 51.96 76,564,905          0.85 0.95 - 1.90      3.93 - 4.92
  Sub-Account               2010 2,327,750     23.50 - 49.52 68,963,648          2.15 0.95 - 1.90    27.52 - 28.73
                            2009 2,542,094     18.43 - 38.47 56,466,102          3.31 0.95 - 1.90    25.93 - 27.14
                            2008 2,248,952     14.64 - 30.26 38,153,749          3.39 0.95 - 1.90 (39.07) - (38.49)
                            2007 2,043,530     24.02 - 49.19 52,908,525          2.27 0.95 - 1.90 (18.64) - (17.86)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

(2) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

METLIFE INVESTORS USA INSURANCE COMPANY

Consolidated Financial Statements

As of December 31, 2011 and 2010 and for the Years Ended December 31, 2011, 2010 and 2009 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying consolidated balance sheets of MetLife Investors USA Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company and its subsidiary as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 5, 2012

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                        2011     2010
                                                                                                      -------- --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $9,405 and
   $8,350, respectively)............................................................................. $ 10,457 $  8,676
  Equity securities available-for-sale, at estimated fair value (cost: $2 and $3, respectively)......        2        3
  Mortgage loans (net of valuation allowances of $11 and $12, respectively)..........................    1,508    1,175
  Policy loans.......................................................................................      102       64
  Real estate joint ventures.........................................................................       30       30
  Other limited partnership interests................................................................      535      456
  Short-term investments, principally at estimated fair value........................................      779      113
  Other invested assets, principally at estimated fair value.........................................      606      215
                                                                                                      -------- --------
    Total investments................................................................................   14,019   10,732
Cash and cash equivalents............................................................................      108      240
Accrued investment income............................................................................      120      105
Premiums, reinsurance and other receivables..........................................................   12,679    9,778
Deferred policy acquisition costs....................................................................    3,542    2,965
Current income tax recoverable.......................................................................       83       25
Other assets.........................................................................................      739      728
Separate account assets..............................................................................   56,820   42,435
                                                                                                      -------- --------
    Total assets..................................................................................... $ 88,110 $ 67,008
                                                                                                      ======== ========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $  3,085 $  2,092
Policyholder account balances........................................................................   13,773   11,197
Other policy-related balances........................................................................    2,449    2,120
Payables for collateral under securities loaned and other transactions...............................    1,672    1,246
Long-term debt.......................................................................................       42       45
Deferred income tax liability........................................................................    1,140      580
Other liabilities....................................................................................    4,314    3,601
Separate account liabilities.........................................................................   56,820   42,435
                                                                                                      -------- --------
    Total liabilities................................................................................   83,295   63,316
                                                                                                      -------- --------

CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)

STOCKHOLDER'S EQUITY
Preferred stock, par value $1.00 per share; 200,000 shares authorized, issued and outstanding........       --       --
Common stock, par value $200.00 per share; 15,000 shares authorized; 11,000 shares issued and
 outstanding.........................................................................................        2        2
Additional paid-in capital...........................................................................    2,520    2,520
Retained earnings....................................................................................    1,604    1,063
Accumulated other comprehensive income (loss)........................................................      689      107
                                                                                                      -------- --------
    Total stockholder's equity.......................................................................    4,815    3,692
                                                                                                      -------- --------
    Total liabilities and stockholder's equity....................................................... $ 88,110 $ 67,008
                                                                                                      ======== ========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                 2011     2010     2009
                                                                               -------  -------  -------
REVENUES
Premiums...................................................................... $   647  $   357  $   393
Universal life and investment-type product policy fees........................   1,288      991      745
Net investment income.........................................................     586      520      349
Other revenues................................................................     314      302      237
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................      --       (9)     (18)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................      (2)       5        5
 Other net investment gains (losses)..........................................      (5)      19      (11)
                                                                               -------  -------  -------
   Total net investment gains (losses)........................................      (7)      15      (24)
Net derivative gains (losses).................................................     701      115     (603)
                                                                               -------  -------  -------
     Total revenues...........................................................   3,529    2,300    1,097
                                                                               -------  -------  -------

EXPENSES
Policyholder benefits and claims..............................................     779      486      457
Interest credited to policyholder account balances............................     424      413      409
Other expenses................................................................   1,582    1,024      613
                                                                               -------  -------  -------
     Total expenses...........................................................   2,785    1,923    1,479
                                                                               -------  -------  -------
Income (loss) before provision for income tax.................................     744      377     (382)
Provision for income tax expense (benefit)....................................     203       85     (185)
                                                                               -------  -------  -------
Net income (loss)............................................................. $   541  $   292  $  (197)
                                                                               =======  =======  =======

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                     ACCUMULATED OTHER
                                                                                COMPREHENSIVE INCOME (LOSS)
                                                                           -------------------------------------
                                                                                NET                     FOREIGN
                                                      ADDITIONAL             UNREALIZED   OTHER-THAN   CURRENCY       TOTAL
                                     PREFERRED COMMON  PAID-IN   RETAINED    INVESTMENT    TEMPORARY  TRANSLATION STOCKHOLDER'S
                                       STOCK   STOCK   CAPITAL   EARNINGS  GAINS (LOSSES) IMPAIRMENTS ADJUSTMENTS    EQUITY
                                     --------- ------ ---------- --------  -------------- ----------- ----------- -------------
Balance at January 1, 2009..........   $  --    $  2   $  1,945  $    968     $  (274)       $  --       $  --     $    2,641
Capital contribution from MetLife
 Insurance Company of Connecticut...                        575                                                           575
Comprehensive income (loss):
 Net income (loss)..................                                 (197)                                               (197)
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax......................                                                1                                       1
   Unrealized investment gains
    (losses), net of related
    offsets and income tax..........                                              240           (2)                       238
                                                                                                                   ----------
   Other comprehensive income
    (loss)..........................                                                                                      239
                                                                                                                   ----------
 Comprehensive income (loss)........                                                                                       42
                                       -----    ----   --------  --------     -------        -----       -----     ----------
Balance at December 31, 2009........      --       2      2,520       771         (33)          (2)         --          3,258
Comprehensive income (loss):
 Net income (loss)..................                                  292                                                 292
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax......................                                              (47)                                    (47)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax..........                                              190           (1)                       189
                                                                                                                   ----------
   Other comprehensive income
    (loss)..........................                                                                                      142
                                                                                                                   ----------
 Comprehensive income (loss)........                                                                                      434
                                       -----    ----   --------  --------     -------        -----       -----     ----------
Balance at December 31, 2010........      --       2      2,520     1,063         110           (3)         --          3,692
Comprehensive income (loss):
 Net income (loss)..................                                  541                                                 541
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax......................                                              129                                     129
   Unrealized investment gains
    (losses), net of related
    offsets and income tax..........                                              455           (1)                       454
   Foreign currency translation
    adjustments, net of income tax..                                                                        (1)            (1)
                                                                                                                   ----------
   Other comprehensive income
    (loss)..........................                                                                                      582
                                                                                                                   ----------
 Comprehensive income (loss)........                                                                                    1,123
                                       -----    ----   --------  --------     -------        -----       -----     ----------
Balance at December 31, 2011........   $  --    $  2   $  2,520  $  1,604     $   694        $  (4)      $  (1)    $    4,815
                                       =====    ====   ========  ========     =======        =====       =====     ==========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                                      2011      2010      2009
                                                                                                    --------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).................................................................................. $    541  $    292  $   (197)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       20        23        15
  Amortization of premiums and accretion of discounts associated with investments, net.............      (45)      (28)      (25)
  (Gains) losses on investments and derivatives, net...............................................     (802)     (233)      627
  (Income) loss from equity method investments, net of dividends or distributions..................       (2)      (57)        3
  Interest credited to policyholder account balances...............................................      424       413       409
  Universal life and investment-type product policy fees...........................................   (1,288)     (991)     (745)
  Change in accrued investment income..............................................................      (14)      (21)      (30)
  Change in premiums, reinsurance and other receivables............................................     (710)   (2,560)   (1,694)
  Change in deferred policy acquisition costs, net.................................................     (578)     (457)     (531)
  Change in income tax recoverable (payable).......................................................      188        61       (42)
  Change in other assets...........................................................................    1,058       711       275
  Change in insurance-related liabilities and policy-related balances..............................    1,299       971       753
  Change in other liabilities......................................................................      363     2,079      (109)
  Other, net.......................................................................................       --         1        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................      454       204    (1,291)
                                                                                                    --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................    3,137     4,488     2,948
  Equity securities................................................................................        5         1         7
  Mortgage loans...................................................................................       56        21        31
  Other limited partnership interests..............................................................       93        46        46
Purchases of:
  Fixed maturity securities........................................................................   (4,274)   (4,983)   (6,059)
  Equity securities................................................................................       (5)       --        (2)
  Mortgage loans...................................................................................     (387)     (600)     (259)
  Real estate joint ventures.......................................................................       (1)       (4)       (5)
  Other limited partnership interests..............................................................     (164)     (161)      (75)
Cash received in connection with freestanding derivatives..........................................       22         2         5
Cash paid in connection with freestanding derivatives..............................................      (25)      (48)       (9)
Issuances of loans to affiliates...................................................................     (125)       --        --
Net change in policy loans.........................................................................      (38)      (14)       (9)
Net change in short-term investments...............................................................     (666)      732       837
Net change in other invested assets................................................................       25       (80)      (80)
                                                                                                    --------  --------  --------
Net cash used in investing activities..............................................................   (2,347)     (600)   (2,624)
                                                                                                    --------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits.........................................................................................    4,984     3,219     4,851
  Withdrawals......................................................................................   (3,647)   (2,634)   (2,343)
Net change in payables for collateral under securities loaned and other transactions...............      426      (361)      719
Long-term debt repaid..............................................................................       (3)       --        --
Financing element on certain derivative instruments................................................        1        --        --
Capital contribution from MetLife Insurance Company of Connecticut.................................       --        --       575
                                                                                                    --------  --------  --------
Net cash provided by financing activities..........................................................    1,761       224     3,802
                                                                                                    --------  --------  --------
Change in cash and cash equivalents................................................................     (132)     (172)     (113)
Cash and cash equivalents, beginning of year.......................................................      240       412       525
                                                                                                    --------  --------  --------
CASH AND CASH EQUIVALENTS, END OF YEAR............................................................. $    108  $    240  $    412
                                                                                                    ========  ========  ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest......................................................................................... $      2  $     --  $     --
                                                                                                    ========  ========  ========
  Income tax....................................................................................... $     16  $     20  $   (142)
                                                                                                    ========  ========  ========
Non-cash transactions during the year:
  Long-term debt issued in exchange for certain other invested assets.............................. $     --  $     45  $     --
                                                                                                    ========  ========  ========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

 BUSINESS

  MetLife Investors USA Insurance Company ("MLI-USA") and its subsidiary and affiliate, (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life and universal and variable life insurance policies and variable and fixed annuity contracts.

 BASIS OF PRESENTATION

  The accompanying consolidated financial statements include the accounts of MetLife Investors USA Insurance Company and its subsidiary, as well as a partnership in which the Company has control. Intercompany accounts and transactions have been eliminated.

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

  A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Investments

  The accounting policies for the Company's principal investments are as follows:

    Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

    Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

    Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale."

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
  (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

    Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

    (i)The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii)When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  (iii)Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   (iv)When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

    Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

    Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

     Mortgage loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

     For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

     All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

     For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

     Mortgage Loans Modified in a Troubled Debt Restructuring. For a small portion of the portfolio, classified as troubled debt restructurings, concessions are granted related to the borrowers' financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

    Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

    Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures' or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

    Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

    Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates, leveraged leases and tax credit partnerships.

    Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

    Loans to affiliates are stated at unpaid principal balance, adjusted for amortization of any unamortized premium or discount.

    Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

    Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

    Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

    When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgments about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

    The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

    The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, and certain structured investment transactions) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

    The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests, and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

    The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

    For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on an annual basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Derivative Financial Instruments

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

  The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

  Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of operations within interest income or interest expense to match the location of the hedged item.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of operations within interest income or interest expense to match the location of the hedged item.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income
(loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

 Fair Value

  As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

  The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

 Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Computer Software

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $84 million and $90 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $35 million and $41 million at December 31, 2011 and 2010, respectively. Related amortization expense was $12 million, $16 million and $10 million for the years ended December 31, 2011, 2010 and 2009, respectively.

 Deferred Policy Acquisition Costs

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

  The Company amortizes DAC on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

  The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Sales Inducements

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

 Value of Distribution Agreements

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past acquisitions contributed to the Company by MetLife is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA to determine the recoverability of these balances.

 Liability for Future Policy Benefits and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

  The Company began selling participating traditional life insurance policies in 2011. Such policies are 90% reinsured. Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).

  Participating business represented approximately 1% of the Company's life insurance in-force at December 31, 2011. Participating policies represented approximately 12% of gross life insurance premiums for the year ended December 31, 2011.

  Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 4% to 7%.

  Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 8%.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

  The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to policy account values, which consist of an accumulation of gross premium payments and credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

 Variable Annuity Guaranteed Minimum Benefits

  The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

  These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

  Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

  GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

  The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

  These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded the risk associated with GMDB, GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

 Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, and policyholder dividends due and unpaid.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies. Such liability is presented at amounts contractually due to policyholders.

 Recognition of Insurance Revenue and Related Benefits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

 Other Revenues

  Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

 Income Taxes

  The Company was excluded from MetLife's life/non-life consolidated federal tax return since it became a subsidiary of MICC in 2006. In 2011, the Company together with MICC and its subsidiaries were able to join the MetLife life/non-life consolidated federal tax return and became a party to the MetLife tax sharing agreement. Prior to 2011, the Company filed a consolidated tax return with MICC.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  (i)future taxable income exclusive of reversing temporary differences and carryforwards;

 (ii)future reversals of existing taxable temporary differences;

(iii)taxable income in prior carryback years; and

 (iv)tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by related parties.

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments, and as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

 Foreign Currency

  The results of foreign investments in other limited partnership interests are recorded based on the functional currency of each investment. Net assets of the foreign investments are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and the proportionate shares of net income from the foreign investments are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular annual periods.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity securities, derivatives, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment -type product policy fees in the consolidated statements of operations.

 ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

 Financial Instruments

  Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

  Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

  Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

  Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, change the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities. The Company had no net cumulative effect adjustment related to the adoption of the OTTI guidance. As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $5 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

  Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

  Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

 Business Combinations and Noncontrolling Interests

  Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

  As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

 Fair Value

  Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements for annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

 Other Pronouncements

  Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

 FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

  In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in 2012.

  In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $600 million to $650 million and total equity will be reduced by approximately $400 million to $450 million, net of income tax, as of the date of adoption. Additionally, the Company estimates that net income (loss) will be reduced by approximately $8 million to $9 million, $34 million to $38 million, and $67 million to $75 million in 2011, 2010, and 2009, respectively, as of the date of adoption.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2. INVESTMENTS

 FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

  The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                            DECEMBER 31, 2011
                                            -------------------------------------------------
                                                         GROSS UNREALIZED
                                             COST OR  ----------------------- ESTIMATED
                                            AMORTIZED        TEMPORARY  OTTI    FAIR    % OF
                                              COST    GAINS   LOSSES   LOSSES   VALUE   TOTAL
                                            --------- ------ --------- ------ --------- -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $3,545   $  445  $   24   $   -- $  3,966   37.9%
Foreign corporate securities...............   1,634      152      14       --    1,772   16.9
U.S. Treasury and agency securities........   1,247      280      --       --    1,527   14.6
RMBS.......................................   1,268       82      31        6    1,313   12.6
State and political subdivision securities.     675      110       4       --      781    7.5
CMBS.......................................     539       30       2       --      567    5.4
ABS........................................     359       13       7       --      365    3.5
Foreign government securities..............     138       29       1       --      166    1.6
                                             ------   ------  ------   ------ --------  -----
 Total fixed maturity securities...........  $9,405   $1,141  $   83   $    6 $ 10,457  100.0%
                                             ======   ======  ======   ====== ========  =====

EQUITY SECURITIES:
Common stock...............................  $    1   $   --  $   --   $   -- $      1   50.0%
Non-redeemable preferred stock.............       1       --      --       --        1   50.0
                                             ------   ------  ------   ------ --------  -----
 Total equity securities...................  $    2   $   --  $   --   $   -- $      2  100.0%
                                             ======   ======  ======   ====== ========  =====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2010
                                            ------------------------------------------------
                                                         GROSS UNREALIZED
                                             COST OR  ---------------------- ESTIMATED
                                            AMORTIZED       TEMPORARY  OTTI    FAIR    % OF
                                              COST    GAINS  LOSSES   LOSSES   VALUE   TOTAL
                                            --------- ----- --------- ------ --------- -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $3,186   $220    $  34   $   -- $  3,372   38.9%
Foreign corporate securities...............   1,394    103        7       --    1,490   17.1
U.S. Treasury and agency securities........   1,153     18       28       --    1,143   13.2
RMBS.......................................     986     52       22        6    1,010   11.6
State and political subdivision securities.     643     10       23       --      630    7.3
CMBS.......................................     490     26        3       --      513    5.9
ABS........................................     379     13        9       --      383    4.4
Foreign government securities..............     119     16       --       --      135    1.6
                                             ------   ----    -----   ------ --------  -----
 Total fixed maturity securities...........  $8,350   $458    $ 126   $    6 $  8,676  100.0%
                                             ======   ====    =====   ====== ========  =====

EQUITY SECURITIES:
Common stock...............................  $    1   $  1    $  --   $   -- $      2   66.7%
Non-redeemable preferred stock.............       2     --        1       --        1   33.3
                                             ------   ----    -----   ------ --------  -----
 Total equity securities...................  $    3   $  1    $   1   $   -- $      3  100.0%
                                             ======   ====    =====   ====== ========  =====

  Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

  The Company held no non-income producing fixed maturity securities at December 31, 2011 and 2010.

  The Company held foreign currency derivatives with notional amounts of $177 million and $117 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

  Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

  The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than the government securities summarized in the table below.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholder's equity at:

                                                                 DECEMBER 31,
                                                               -----------------
                                                                 2011      2010
                                                               --------  --------
                                                               CARRYING VALUE (1)
                                                               -----------------
                                                                 (IN MILLIONS)
U.S. Treasury and agency fixed maturity securities............ $  1,527  $  1,143
U.S. Treasury and agency fixed-income securities included in:
 Short-term investments....................................... $    629  $     60
 Cash equivalents............................................. $     38  $    221

--------

(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

  Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity or 1% of total investments at December 31, 2011 and 2010.

  Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                     DECEMBER 31,
                                        ---------------------------------------
                                               2011                2010
                                        ------------------- -------------------
                                                  ESTIMATED           ESTIMATED
                                        AMORTIZED   FAIR    AMORTIZED   FAIR
                                          COST      VALUE     COST      VALUE
                                        --------- --------- --------- ---------
                                                     (IN MILLIONS)
Due in one year or less................  $   161  $    162   $   128   $   132
Due after one year through five years..    1,470     1,545     1,095     1,145
Due after five years through ten years.    2,112     2,345     2,264     2,432
Due after ten years....................    3,496     4,160     3,008     3,061
                                         -------  --------   -------   -------
 Subtotal..............................    7,239     8,212     6,495     6,770
RMBS, CMBS and ABS.....................    2,166     2,245     1,855     1,906
                                         -------  --------   -------   -------
   Total fixed maturity securities.....  $ 9,405  $ 10,457   $ 8,350   $ 8,676
                                         =======  ========   =======   =======

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

 EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

  As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 NET UNREALIZED INVESTMENT GAINS (LOSSES)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                           -----------------------
                                                                             2011     2010    2009
                                                                           ------   ------  ------
                                                                               (IN MILLIONS)
Fixed maturity securities................................................. $1,057   $ 331   $ (33)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................     (6)     (6)     (4)
                                                                           ------   -----   -----
     Total fixed maturity securities......................................  1,051     325     (37)
Equity securities.........................................................     --      --      (1)
Derivatives...............................................................    126     (73)     --
Short-term investments....................................................     (1)     --      (9)
                                                                           ------   -----   -----
     Subtotal.............................................................  1,176     252     (47)
                                                                           ------   -----   -----
Amounts allocated from:
 Insurance liability loss recognition.....................................    (61)    (34)     --
 DAC related to noncredit OTTI losses recognized in accumulated other
   comprehensive income (loss)............................................     --       1      --
 DAC......................................................................    (54)    (53)     (6)
                                                                           ------   -----   -----
     Subtotal.............................................................   (115)    (86)     (6)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............      2       2       2
Deferred income tax benefit (expense).....................................   (373)    (61)     16
                                                                           ------   -----   -----
Net unrealized investment gains (losses).................................. $  690   $ 107   $ (35)
                                                                           ======   =====   =====

  The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss), were as follows:

                                                                                    DECEMBER 31,
                                                                                   --------------
                                                                                     2011    2010
                                                                                   ------  ------
                                                                                    (IN MILLIONS)
Balance, beginning of period...................................................... $   (6) $   (4)
Noncredit OTTI losses recognized (1)..............................................      2      (5)
Securities sold with previous noncredit OTTI loss.................................      2      --
Subsequent changes in estimated fair value........................................     (4)      3
                                                                                   ------  ------
Balance, end of period............................................................ $   (6) $   (6)
                                                                                   ======  ======

--------

(1)Noncredit OTTI losses recognized, net of DAC, were $1 million and ($4) million for the years ended December 31, 2011 and 2010, respectively.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                        YEARS ENDED DECEMBER 31,
                                                                        ----------------------
                                                                          2011     2010    2009
                                                                        ------   ------  ------
                                                                             (IN MILLIONS)
Balance, beginning of period........................................... $  107   $  (35) $ (274)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized...........................................................     --       (2)     (4)
Unrealized investment gains (losses) during the year...................    924      301     432
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition...........................    (27)     (34)     --
 DAC related to noncredit OTTI losses recognized in accumulated other
   comprehensive income (loss).........................................     (1)       1      --
 DAC...................................................................     (1)     (47)    (59)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)..........     --       --       2
Deferred income tax benefit (expense)..................................   (312)     (77)   (132)
                                                                        ------   ------  ------
Balance, end of period................................................. $  690   $  107  $  (35)
                                                                        ======   ======  ======
Change in net unrealized investment gains (losses)..................... $  583   $  142  $  239
                                                                        ======   ======  ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

  The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                   DECEMBER 31, 2011
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $  136     $   7     $   84     $  17     $   220    $  24
Foreign corporate securities................     213         6         12         8         225       14
U.S. Treasury and agency securities.........     118        --         --        --         118       --
RMBS........................................     214        18         92        19         306       37
State and political subdivision securities..      --        --         22         4          22        4
CMBS........................................       9         1         15         1          24        2
ABS.........................................      95         1         26         6         121        7
Foreign government securities...............      15         1         --        --          15        1
                                              ------     -----     ------     -----     -------    -----
 Total fixed maturity securities............  $  800     $  34     $  251     $  55     $ 1,051    $  89
                                              ======     =====     ======     =====     =======    =====

EQUITY SECURITIES:
Non-redeemable preferred stock..............  $    1     $  --     $   --     $  --     $     1    $  --
                                              ------     -----     ------     -----     -------    -----
 Total equity securities....................  $    1     $  --     $   --     $  --     $     1    $  --
                                              ======     =====     ======     =====     =======    =====
Total number of securities in an unrealized
  loss position.............................     142                   91
                                              ======               ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities................... $    275    $   9     $  164     $  25     $   439    $  34
Foreign corporate securities................      111        2         45         5         156        7
U.S. Treasury and agency securities.........      462       18         52        10         514       28
RMBS........................................       88        2        167        26         255       28
State and political subdivision securities..      350       15         17         8         367       23
CMBS........................................       24       --         27         3          51        3
ABS.........................................        5       --         40         9          45        9
Foreign government securities...............        9       --         --        --           9       --
                                             --------    -----     ------     -----     -------    -----
 Total fixed maturity securities............ $  1,324    $  46     $  512     $  86     $ 1,836    $ 132
                                             ========    =====     ======     =====     =======    =====

EQUITY SECURITIES:
Non-redeemable preferred stock.............. $     --    $  --     $    1     $   1     $     1    $   1
                                             --------    -----     ------     -----     -------    -----
 Total equity securities.................... $     --    $  --     $    1     $   1     $     1    $   1
                                             ========    =====     ======     =====     =======    =====
Total number of securities in an unrealized
  loss position.............................      167                 127
                                             ========              ======

 AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

  The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2011
                                          -------------------------------------------------------------------
                                          COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                          ---------------------- ----------------------  --------------------
                                            LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                              20%        MORE        20%         MORE        20%       MORE
                                          -----------  --------  -----------   --------  ----------- --------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.....................   $  657      $  102     $   14       $   25       113        17
Six months or greater but less than nine
  months.................................      122          19         13            6        17         5
Nine months or greater but less than
  twelve months..........................       38          --          2           --         6        --
Twelve months or greater.................      165          37         16           13        64        10
                                            ------      ------     ------       ------
 Total...................................   $  982      $  158     $   45       $   44
                                            ======      ======     ======       ======
Percentage of amortized cost.............                               5%          28%
                                                                   ======       ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   DECEMBER 31, 2010
                                             -------------------------------------------------------------------
                                             COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                             ---------------------- ----------------------  --------------------
                                               LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                 20%        MORE        20%         MORE        20%       MORE
                                             -----------  --------  -----------   --------  ----------- --------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................   $ 1,364     $   42     $   45       $   10       164         7
Six months or greater but less than nine
  months....................................        --         14         --            3        --         3
Nine months or greater but less than twelve
  months....................................         4          3         --            1         2         1
Twelve months or greater....................       461         80         50           23        92        24
                                               -------     ------     ------       ------
 Total......................................   $ 1,829     $  139     $   95       $   37
                                               =======     ======     ======       ======
Percentage of amortized cost................                               5%          27%
                                                                      ======       ======

  Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $1 million at December 31, 2010 to $0 at December 31, 2011.

 CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

  The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $89 million and $133 million at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                       DECEMBER 31,
                                                       ------------
                                                         2011   2010
                                                       ------ ------
           SECTOR:
           RMBS.......................................   42%    21%
           U.S. corporate securities..................   27     26
           Foreign corporate securities...............   16      6
           ABS........................................    8      7
           State and political subdivision securities.    4     17
           CMBS.......................................    2      2
           Foreign government securities..............    1     --
           U.S. Treasury and agency securities........   --     21
                                                        ---    ---
            Total.....................................  100%   100%
                                                        ===    ===

           INDUSTRY:
           Mortgage-backed............................   44%    23%
           Finance....................................   28     17
           Asset-backed...............................    8      7
           Consumer...................................    5      3
           State and political subdivision securities.    4     17
           Industrial.................................    2      1
           U.S. Treasury and agency securities........   --     21
           Other......................................    9     11
                                                        ---    ---
            Total.....................................  100%   100%
                                                        ===    ===

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

  The Company held no fixed maturity securities or equity securities with a gross unrealized loss greater than $10 million at both December 31, 2011 and 2010. The fixed maturity securities and equity securities with gross unrealized losses decreased $44 million during the year ended December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

  As of December 31, 2011, $19 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $19 million, $15 million, or 79%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $19 million, $4 million, or 21%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale" for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

  In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

  With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

  Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

  Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 NET INVESTMENT GAINS (LOSSES)

  The components of net investment gains (losses) were as follows:

                                                                               YEARS ENDED DECEMBER 31,
                                                                               -----------------------
                                                                                 2011     2010    2009
                                                                               ------   ------  ------
                                                                                  (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized..................................................  $ --     $ (9)  $ (18)
Less: Noncredit portion of OTTI losses transferred to and recognized in other
  comprehensive income (loss).................................................    (2)       5       5
                                                                                ----     ----   -----
 Net OTTI losses on fixed maturity securities recognized in earnings..........    (2)      (4)    (13)
 Fixed maturity securities -- net gains (losses) on sales and disposals.......    (5)      30       9
                                                                                ----     ----   -----
   Total gains (losses) on fixed maturity securities..........................    (7)      26      (4)
                                                                                ----     ----   -----
Other net investment gains (losses):
 Equity securities............................................................    (1)      --      (2)
 Mortgage loans...............................................................     2       (9)      1
 Real estate joint ventures...................................................    --       (1)     (2)
 Other limited partnership interests..........................................    (1)      (1)    (17)
                                                                                ----     ----   -----
   Total net investment gains (losses)........................................  $ (7)    $ 15   $ (24)
                                                                                ====     ====   =====

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $1 million for the year ended December 31, 2011 and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                           YEARS ENDED DECEMBER 31,  YEARS ENDED DECEMBER 31,  YEARS ENDED DECEMBER 31,
                                          -------------------------  -----------------------  -------------------------
                                            2011     2010     2009   2011     2010    2009      2011     2010     2009
                                          -------  -------  -------  ----     ----    ----    -------  -------  -------
                                          FIXED MATURITY SECURITIES  EQUITY SECURITIES                  TOTAL
                                          -------------------------  -----------------------  -------------------------
                                                                      (IN MILLIONS)
Proceeds................................. $ 2,510  $ 3,329  $ 2,476  $  5     $  3    $  7    $ 2,515  $ 3,332  $ 2,483
                                          =======  =======  =======   ====     ====    ====   =======  =======  =======
Gross investment gains................... $    13  $    52  $    25  $ --     $ --    $ --    $    13  $    52  $    25
                                          -------  -------  -------   ----     ----    ----   -------  -------  -------
Gross investment losses..................     (18)     (22)     (16)   --       --      (2)       (18)     (22)     (18)
                                          -------  -------  -------   ----     ----    ----   -------  -------  -------
Total OTTI losses recognized in
 earnings:
    Credit-related.......................      (2)      (4)     (12)   --       --      --         (2)      (4)     (12)
    Other (1)............................      --       --       (1)   (1)      --      --         (1)      --       (1)
                                          -------  -------  -------   ----     ----    ----   -------  -------  -------
     Total OTTI losses recognized in
      earnings...........................      (2)      (4)     (13)   (1)      --      --         (3)      (4)     (13)
                                          -------  -------  -------   ----     ----    ----   -------  -------  -------
Net investment gains (losses)............ $    (7) $    26  $    (4) $ (1)    $ --    $ (2)   $    (8) $    26  $    (6)
                                          =======  =======  =======   ====     ====    ====   =======  =======  =======

--------

(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

  Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                           2011     2010    2009
                                                         ------   ------  ------
                                                            (IN MILLIONS)
  Sector:
  U.S. and foreign corporate securities -- by industry:
   Utility..............................................  $ --     $  1    $ --
   Finance..............................................    --       --      10
   Consumer.............................................    --       --       1
   Communications.......................................    --       --       1
   Other industries.....................................    --       --      --
                                                          ----     ----    ----
     Total U.S. and foreign corporate securities........    --        1      12
  RMBS..................................................     2        2       1
  CMBS..................................................    --        1      --
                                                          ----     ----    ----
       Total............................................  $  2     $  4    $ 13
                                                          ====     ====    ====

  The equity security OTTI losses recognized in earnings for the year ended December 31, 2011 of $1 million related to financial services industry perpetual hybrid securities classified within non-redeemable preferred stock.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                  ---------------------------
                                                                                  2011           2010
                                                                                  ----           ----
                                                                                  (IN MILLIONS)
Balance, at January 1,........................................................... $  1           $  1
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................   --              1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired...........................................................    2             --
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI.......................................   (1)            --
 Securities impaired to net present value of expected future cash flows..........   (1)            (1)
                                                                                      ----           ----
Balance, at December 31,......................................................... $  1           $  1
                                                                                      ====           ====

 NET INVESTMENT INCOME

  The components of net investment income were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                         2011      2010      2009
                                                       ------    ------    ------
                                                          (IN MILLIONS)
    Investment income:
    Fixed maturity securities......................... $ 468     $ 430     $ 332
    Mortgage loans....................................    76        53        25
    Policy loans......................................     4         4         3
    Real estate joint ventures........................    --        (2)       (3)
    Other limited partnership interests...............    42        52        --
    Cash, cash equivalents and short-term investments.    --        (2)        3
    Other.............................................     9        --        --
                                                       -----     -----     -----
       Subtotal.......................................   599       535       360
     Less: Investment expenses........................    13        15        11
                                                       -----     -----     -----
       Net investment income.......................... $ 586     $ 520     $ 349
                                                       =====     =====     =====

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses included in the table above.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 SECURITIES LENDING

  As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

  Elements of the securities lending program are presented below at:

                                                             DECEMBER 31,
                                                         -----------------
                                                            2011     2010
                                                         -------- --------
                                                           (IN MILLIONS)
     Securities on loan: (1)
      Amortized cost.................................... $  1,153 $  1,157
      Estimated fair value.............................. $  1,437 $  1,175
     Cash collateral on deposit from counterparties (2). $  1,429 $  1,192
     Security collateral on deposit from counterparties. $     37 $     --
     Reinvestment portfolio -- estimated fair value..... $  1,414 $  1,180

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

  Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

 INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

  Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents and fixed maturity securities.

                                                                   DECEMBER 31,
                                                               ---------------
                                                                 2011     2010
                                                               -------  -------
                                                                (IN MILLIONS)
  Invested assets on deposit (1).............................. $     7  $     6
  Invested assets pledged as collateral (2)...................       6       43
                                                               -------  -------
   Total invested assets on deposit and pledged as collateral. $    13  $    49
                                                               =======  =======

--------

(1)The Company has invested assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

(2)Certain of the Company's invested assets are pledged as collateral for various derivative transactions. See Note 3.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 MORTGAGE LOANS

  Mortgage loans are summarized as follows at:

                                                  DECEMBER 31,
                                    ----------------------------------------
                                            2011                 2010
                                    -------------------  -------------------
                                      CARRYING    % OF     CARRYING    % OF
                                        VALUE     TOTAL      VALUE     TOTAL
                                    ------------- -----  ------------- -----
                                    (IN MILLIONS)        (IN MILLIONS)
  Mortgage loans:
   Commercial......................    $ 1,314     87.1%    $ 1,002     85.3%
   Agricultural....................        205     13.6         185     15.7
                                       -------    -----     -------    -----
     Subtotal......................      1,519    100.7       1,187    101.0
   Valuation allowances............        (11)    (0.7)        (12)    (1.0)
                                       -------    -----     -------    -----
       Total mortgage loans, net...    $ 1,508    100.0%    $ 1,175    100.0%
                                       =======    =====     =======    =====

  See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

  The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                    COMMERCIAL  AGRICULTURAL   TOTAL
                                                   ----------- ------------- -------
                                                             (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
 Evaluated individually for credit losses.........   $    --       $  --     $    --
 Evaluated collectively for credit losses.........     1,314         205       1,519
                                                     -------       -----     -------
   Total mortgage loans...........................     1,314         205       1,519
                                                     -------       -----     -------
Valuation allowances:
 Specific credit losses...........................        --          --          --
 Non-specifically identified credit losses........        10           1          11
                                                     -------       -----     -------
   Total valuation allowances.....................        10           1          11
                                                     -------       -----     -------
     Mortgage loans, net of valuation allowance...   $ 1,304       $ 204     $ 1,508
                                                     =======       =====     =======
DECEMBER 31, 2010:
Mortgage loans:
 Evaluated individually for credit losses.........   $    --       $  --     $    --
 Evaluated collectively for credit losses.........     1,002         185       1,187
                                                     -------       -----     -------
   Total mortgage loans...........................     1,002         185       1,187
                                                     -------       -----     -------
Valuation allowances:
 Specific credit losses...........................        --          --          --
 Non-specifically identified credit losses........        12          --          12
                                                     -------       -----     -------
   Total valuation allowances.....................        12          --          12
                                                     -------       -----     -------
     Mortgage loans, net of valuation allowance...   $   990       $ 185     $ 1,175
                                                     =======       =====     =======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following tables present the changes in the valuation allowance, by portfolio segment:

                                       MORTGAGE LOAN VALUATION ALLOWANCES
                                       --------------------------------
                                        COMMERCIAL   AGRICULTURAL   TOTAL
                                       -----------  ------------- -------
                                                 (IN MILLIONS)
       Balance at January 1, 2009.....    $  4          $ --       $  4
       Provision (release)............       2            --          2
       Charge-offs, net of recoveries.      (3)           --         (3)
                                          ----          ----       ----
       Balance at December 31, 2009...       3            --          3
       Provision (release)............       9            --          9
       Charge-offs, net of recoveries.      --            --         --
                                          ----          ----       ----
       Balance at December 31, 2010...      12            --         12
       Provision (release)............      (2)            1         (1)
       Charge-offs, net of recoveries.      --            --         --
                                          ----          ----       ----
       Balance at December 31, 2011...    $ 10          $  1       $ 11
                                          ====          ====       ====

  Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                 COMMERCIAL
                       -------------------------------------------------------------
                                   RECORDED INVESTMENT
                       -------------------------------------------
                         DEBT SERVICE COVERAGE RATIOS
                       -----------------------------          % OF   ESTIMATED  % OF
                       > 1.20X  1.00X - 1.20X < 1.00X  TOTAL  TOTAL  FAIR VALUE TOTAL
                       -------  ------------- ------- ------- -----  ---------- -----
                                    (IN MILLIONS)                  (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $1,062       $ 15       $ 45   $ 1,122  85.4%  $ 1,201    85.9%
65% to 75%............    159          8         --       167  12.7       173    12.4
76% to 80%............      2         --         --         2   0.2         2     0.1
Greater than 80%......     13          8          2        23   1.7        22     1.6
                       ------       ----       ----   ------- -----   -------   -----
 Total................ $1,236       $ 31       $ 47   $ 1,314 100.0%  $ 1,398   100.0%
                       ======       ====       ====   ======= =====   =======   =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $  722       $ --       $ 30   $   752  75.0%  $   797    75.5%
65% to 75%............    142         10         25       177  17.7       186    17.6
76% to 80%............     14         --         --        14   1.4        15     1.4
Greater than 80%......     32         27         --        59   5.9        58     5.5
                       ------       ----       ----   ------- -----   -------   -----
 Total................ $  910       $ 37       $ 55   $ 1,002 100.0%  $ 1,056   100.0%
                       ======       ====       ====   ======= =====   =======   =====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below.

                                                   AGRICULTURAL
                                     ----------------------------------------
                                                   DECEMBER 31,
                                     ----------------------------------------
                                             2011                 2010
                                     -------------------  -------------------
                                       RECORDED    % OF     RECORDED    % OF
                                      INVESTMENT   TOTAL   INVESTMENT   TOTAL
                                     ------------- -----  ------------- -----
                                     (IN MILLIONS)        (IN MILLIONS)
 Loan-to-value ratios:
 Less than 65%......................    $   205    100.0%    $  185     100.0%
                                        -------    -----     ------     -----
   Total............................    $   205    100.0%    $  185     100.0%
                                        =======    =====     ======     =====

  Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with 100% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due, as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The Company had no loans past due and no loans in non-accrual status at both December 31, 2011 and 2010.

  Impaired Mortgage Loans. The Company had one impaired commercial mortgage loan with an unpaid principal balance, recorded investment and carrying value, which was modified in a troubled debt restructuring, of $2 million, at December 31, 2011. The average investment on such mortgage loan was $1 million for the year ended December 31, 2011. The Company had no impaired mortgage loan at December 31, 2010. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2011 and 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one commercial mortgage loan modified during the period in a troubled debt restructuring with a pre-modification and post-modification carrying value of $2 million.

  During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

 REAL ESTATE JOINT VENTURES

  The carrying value of real estate joint ventures was $30 million at both December 31, 2011 and 2010. There were no impairments of real estate joint ventures for the year ended December 31, 2011. Impairments of real estate joint ventures were $2 million for each of the years ended December 31, 2010 and 2009.

 OTHER LIMITED PARTNERSHIP INTERESTS

  The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

overseas) was $535 million and $456 million at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $126 million and $105 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. There were no impairments of cost method other limited partnership interests for the year ended December 31, 2011. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $1 million and $17 million for the years ended December 31, 2010 and 2009, respectively.

 COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $550 million as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $473 million as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income
(loss) for one of the three most recent annual periods: 2010. The Company is providing the following aggregated summarized financial data for such equity method investments, for the three most recent periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $134.4 billion and $103.1 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $7.3 billion and $7.4 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $5.0 billion, $11.0 billion and $12.1 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income
(loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

 OTHER INVESTED ASSETS

  The following table presents the carrying value of the Company's other invested assets by type at:

                                                                            DECEMBER 31,
                                                              ----------------------------------------
                                                                      2011                 2010
                                                              -------------------  -------------------
                                                                CARRYING     % OF    CARRYING     % OF
                                                                  VALUE      TOTAL     VALUE      TOTAL
                                                              ------------- ------ ------------- ------
                                                              (IN MILLIONS)        (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.    $  356      58.7%    $   68      31.6%
Loans to affiliates..........................................       125      20.6         --        --
Leveraged leases, net of non-recourse debt...................        64      10.6         56      26.1
Tax credit partnerships......................................        61      10.1         91      42.3
                                                                 ------     -----     ------     -----
 Total.......................................................    $  606     100.0%    $  215     100.0%
                                                                 ======     =====     ======     =====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. See "Leveraged Leases" for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method.

 Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                                                          DECEMBER 31,
                                                                                      --------------
                                                                                        2011     2010
                                                                                      ------   ------
                                                                                       (IN MILLIONS)
Rental receivables, net.............................................................. $   92   $   92
Estimated residual values............................................................     14       14
                                                                                      ------   ------
  Subtotal...........................................................................    106      106
Unearned income......................................................................    (42)     (50)
                                                                                      ------   ------
  Investment in leveraged leases..................................................... $   64   $   56
                                                                                      ======   ======

  Rental receivables are generally due in periodic installments. The remaining payment periods were 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $35 million and $4 million at December 31, 2011 and 2010, respectively.

  The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                            ----------------------------
                                                                              2011      2010      2009
                                                                            ------    ------    ------
                                                                               (IN MILLIONS)
Net income from investment in leveraged leases.............................  $  8     $  --     $  --
Less: Income tax expense on leveraged leases...............................    (3)       --        --
                                                                             ----     -----     -----
Net investment income after income tax from investment in leveraged leases.  $  5     $  --     $  --
                                                                             ====     =====     =====

 CASH EQUIVALENTS

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $44 million and $221 million at December 31, 2011 and 2010, respectively.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 PURCHASED CREDIT IMPAIRED INVESTMENTS

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The table below presents the purchased credit impaired fixed maturity securities, held at:

                                                                    DECEMBER 31,
                                                                ----------------
                                                                  2011     2010
                                                                ------   ------
                                                                (IN MILLIONS)
   Outstanding principal and interest balance (1).............. $  315   $  20
   Carrying value (2).......................................... $  229   $  19

--------

(1)Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

                                                                    DECEMBER 31,
                                                                ----------------
                                                                  2011     2010
                                                                ------   ------
                                                                (IN MILLIONS)
   Contractually required payments (including interest)........ $  482   $  24
   Cash flows expected to be collected (1)..................... $  421   $  24
   Fair value of investments acquired.......................... $  238   $  19

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

                                                                   DECEMBER 31,
                                                               ---------------
                                                                  2011     2010
                                                               -------   ------
                                                                (IN MILLIONS)
  Accretable yield, January 1,................................ $     5   $   --
  Investments purchased.......................................     183        5
  Accretion recognized in earnings............................      (7)      --
  Reclassification (to) from nonaccretable difference.........       6       --
                                                               -------   ------
  Accretable yield, December 31,.............................. $   187   $    5
                                                               =======   ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 VARIABLE INTEREST ENTITIES

  The Company holds investments in certain entities that are VIEs. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                             DECEMBER 31,
                                               -----------------------------------------
                                                       2011                 2010
                                               -------------------- --------------------
                                                          MAXIMUM              MAXIMUM
                                               CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                AMOUNT  TO LOSS (1)  AMOUNT  TO LOSS (1)
                                               -------- ----------- -------- -----------
                                                             (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS (2)..................................... $ 1,313    $ 1,313   $   984    $   984
 CMBS (2).....................................     567        567       513        513
 ABS (2)......................................     365        365       409        409
 Foreign corporate securities.................      79         79        56         56
 U.S. corporate securities....................      30         30        24         24
Other limited partnership interests...........     446        761       409        763
                                               -------    -------   -------    -------
   Total...................................... $ 2,800    $ 3,115   $ 2,395    $ 2,749
                                               =======    =======   =======    =======

--------

(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

 RELATED PARTY INVESTMENT TRANSACTIONS

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                                     ---------------------------
                                                                       2011      2010     2009
                                                                     ------    ------   ------
                                                                         (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $  --     $  105   $    9
Amortized cost of invested assets transferred to affiliates......... $  --     $   97   $   13
Net investment gains (losses) recognized on transfers............... $  --     $    8   $   (4)
Estimated fair value of invested assets transferred from affiliates. $  --     $   46   $  155

  During 2009, the Company loaned $120 million to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company ("MLIC"), which are included in mortgage loans. The carrying value of

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

these loans was $118 million and $119 million at December 31, 2011 and 2010, respectively. A loan of $80 million bears interest at 7.26% and is due in quarterly principal and interest payments of $2 million through January 2020, when the principal balance is due. A loan of $40 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $9 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

  During 2011, the Company loaned $125 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. The loan was outstanding at December 31, 2011, and is included in other invested assets. The loan is due on December 16, 2021, and bears interest, payable semi-annually, at 5.86%. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from this loan was less than $1 million for the year ended December 31, 2011.

  The Company receives investment administrative services from an affiliate. These investment expenses were $10 million, $8 million and $4 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had additional affiliated net investment income of less than $1 million, ($2) million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

3. DERIVATIVE FINANCIAL INSTRUMENTS

 ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

  See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

  See Note 4 for information about the fair value hierarchy for derivatives.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                    DECEMBER 31,
                                               -------------------------------------------------------
                                                          2011                        2010
                                               --------------------------- ---------------------------
                                                          ESTIMATED FAIR              ESTIMATED FAIR
                                                            VALUE (1)                   VALUE (1)
PRIMARY UNDERLYING                             NOTIONAL ------------------ NOTIONAL ------------------
RISK EXPOSURE            INSTRUMENT TYPE        AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
------------------  -------------------------- -------- ------ ----------- -------- ------ -----------
                                                                    (IN MILLIONS)
Interest rate       Interest rate swaps....... $ 1,029  $ 154     $ 13     $   900   $ 15     $ 25
                    Interest rate floors......   2,000    100       --       2,000     45       --
                    Interest rate caps........   2,000      1       --       1,500      1       --
                    Interest rate futures.....     101      1       --         780      2        3
                    Interest rate forwards....     410     87       --         485     --       48
Foreign currency    Foreign currency swaps....     177      9        3         117      2        6
                    Foreign currency forwards.      --     --       --          34     --       --
Credit              Credit default swaps......     519      4        5         239      3        2
Equity market       Equity options............      23     --       --          15     --       --
                                               -------  -----     ----     -------   ----     ----
                      Total................... $ 6,259  $ 356     $ 21     $ 6,070   $ 68     $ 84
                                               =======  =====     ====     =======   ====     ====

--------

(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

  The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                  REMAINING LIFE
                           -------------------------------------------------------------
                                       AFTER ONE YEAR AFTER FIVE YEARS
                           ONE YEAR OR  THROUGH FIVE    THROUGH TEN    AFTER TEN
                              LESS         YEARS           YEARS         YEARS    TOTAL
                           ----------- -------------- ---------------- --------- -------
                                                   (IN MILLIONS)
Interest rate swaps.......   $   --       $   468           $ --         $ 561   $ 1,029
Interest rate floors......       --         2,000             --            --     2,000
Interest rate caps........      500         1,500             --            --     2,000
Interest rate futures.....      101            --             --            --       101
Interest rate forwards....      150           260             --            --       410
Foreign currency swaps....       --            21             88            68       177
Foreign currency forwards.       --            --             --            --        --
Credit default swaps......        1           518             --            --       519
Equity options............       23            --             --            --        23
                             ------       -------           ----         -----   -------
   Total..................   $  775       $ 4,767           $ 88         $ 629   $ 6,259
                             ======       =======           ====         =====   =======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

  Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

  Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

 HEDGING

  The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                    DECEMBER 31,
                                               -----------------------------------------------------------
                                                          2011                          2010
                                               ----------------------------- -----------------------------
                                                        ESTIMATED FAIR VALUE          ESTIMATED FAIR VALUE
                                               NOTIONAL -------------------- NOTIONAL --------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS   AMOUNT  ASSETS  LIABILITIES   AMOUNT  ASSETS  LIABILITIES
---------------------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                    (IN MILLIONS)
        Fair value hedges:
         Interest rate swaps..................  $  22   $  --      $   1      $  10   $  --      $ --
                                                -----   -----      -----      -----   -----      ----
           Subtotal...........................     22      --          1         10      --        --
                                                -----   -----      -----      -----   -----      ----
        Cash flow hedges:
         Foreign currency swaps...............    128       7          2         76       1         3
         Interest rate swaps..................    165      47         --        295       1        22
         Interest rate forwards...............    410      87         --        485      --        48
                                                -----   -----      -----      -----   -----      ----
           Subtotal...........................    703     141          2        856       2        73
                                                -----   -----      -----      -----   -----      ----
           Total qualifying hedges............  $ 725   $ 141      $   3      $ 866   $   2      $ 73
                                                =====   =====      =====      =====   =====      ====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                 DECEMBER 31,
                                            -----------------------------------------------------------
                                                       2011                          2010
                                            ----------------------------- -----------------------------
                                                     ESTIMATED FAIR VALUE          ESTIMATED FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT           NOTIONAL -------------------- NOTIONAL --------------------
QUALIFYING AS HEDGING INSTRUMENTS            AMOUNT  ASSETS  LIABILITIES   AMOUNT  ASSETS  LIABILITIES
------------------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                 (IN MILLIONS)
Interest rate swaps........................ $   842  $ 107      $  12     $    595 $  14      $   3
Interest rate floors.......................   2,000    100         --        2,000    45         --
Interest rate caps.........................   2,000      1         --        1,500     1         --
Interest rate futures......................     101      1         --          780     2          3
Foreign currency swaps.....................      49      2          1           41     1          3
Foreign currency forwards..................      --     --         --           34    --         --
Credit default swaps.......................     519      4          5          239     3          2
Equity options.............................      23     --         --           15    --         --
                                            -------  -----      -----     -------- -----      -----
   Total non-designated or non-qualifying
     derivatives........................... $ 5,534  $ 215      $  18     $  5,204 $  66      $  11
                                            =======  =====      =====     ======== =====      =====

 NET DERIVATIVE GAINS (LOSSES)

  The components of net derivative gains (losses) were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                     2011    2010    2009
                                                   ------  ------  ------
                                                       (IN MILLIONS)
       Derivatives and hedging gains (losses) (1). $ 191   $   3   $  (75)
       Embedded derivatives.......................   510     112     (528)
                                                   -----   -----   ------
          Total net derivative gains (losses)..... $ 701   $ 115   $ (603)
                                                   =====   =====   ======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2011, 2010 and 2009.

  The Company recognized $36 million, $20 million and $15 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2011, 2010 and 2009, respectively.

 FAIR VALUE HEDGES

  The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of fair value hedging.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2011 and 2010. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2011 and 2010. The Company did not have any fair value hedges during the year ended December 31, 2009.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 CASH FLOW HEDGES

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards to lock in the price to be paid for forward purchases of investments; and (iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  For the years ended December 31, 2011 and 2010, the Company recognized insignificant amounts of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2009, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2011 related to such discontinued cash flow hedges was $1 million. For the years ended December 31, 2010 and 2009, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring.

  At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

  The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                               YEARS ENDED DECEMBER 31,
                                                                               -----------------------
                                                                                 2011     2010    2009
                                                                               ------   ------  ------
                                                                                  (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.......... $ (73)   $  (1)   $ (2)
Gains (losses) deferred in other comprehensive income (loss) on the effective
  portion of cash flow hedges.................................................   208      (70)      7
Amounts reclassified to net derivative gains (losses).........................    (9)      (2)     (6)
                                                                               -----    -----    ----
Accumulated other comprehensive income (loss), balance at December 31,........ $ 126    $ (73)   $ (1)
                                                                               =====    =====    ====

  At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                          AMOUNT OF GAINS          AMOUNT AND LOCATION
                                         (LOSSES) DEFERRED          OF GAINS (LOSSES)
                                       IN ACCUMULATED OTHER         RECLASSIFIED FROM
DERIVATIVES IN CASH FLOW               COMPREHENSIVE INCOME  ACCUMULATED OTHER COMPREHENSIVE
HEDGING RELATIONSHIPS                  (LOSS) ON DERIVATIVES INCOME (LOSS) INTO INCOME (LOSS)
-------------------------------------- --------------------- --------------------------------
                                                                      NET DERIVATIVE
                                                                      GAINS (LOSSES)
                                                             --------------------------------
                                                           (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
 Interest rate swaps..................      $       57                  $       1
 Foreign currency swaps...............               7                         (1)
 Interest rate forwards...............             144                          9
                                            ----------                  ---------
   Total..............................      $      208                  $       9
                                            ==========                  =========
FOR THE YEAR ENDED DECEMBER 31, 2010:
 Interest rate swaps..................      $      (21)                 $      --
 Foreign currency swaps...............              (1)                        --
 Interest rate forwards...............             (48)                         2
                                            ----------                  ---------
   Total..............................      $      (70)                 $       2
                                            ==========                  =========
FOR THE YEAR ENDED DECEMBER 31, 2009:
 Interest rate swaps..................      $       --                  $      --
 Foreign currency swaps...............              (1)                        --
 Interest rate forwards...............               8                          6
                                            ----------                  ---------
   Total..............................      $        7                  $       6
                                            ==========                  =========

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

  The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (iv) covered call options for income generation; (v) credit default swaps to economically hedge exposure to adverse movements in credit;
(vi) credit default swaps to synthetically create investments; and (vii) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                    NET          NET
                                                 DERIVATIVE   INVESTMENT
                                               GAINS (LOSSES) INCOME (1)
                                               -------------- ----------
                                                     (IN MILLIONS)
        FOR THE YEAR ENDED DECEMBER 31, 2011:
        Interest rate swaps...................     $  84         $ --
        Interest rate floors..................        55           --
        Interest rate caps....................        (2)          --
        Interest rate futures.................         6           --
        Foreign currency swaps................         2           --
        Foreign currency forwards.............        (2)          --
        Equity options........................        --           (2)
        Interest rate options.................         1           --
        Interest rate forwards................        (1)          --
        Credit default swaps..................         1           --
                                                   -----         ----
         Total................................     $ 144         $ (2)
                                                   =====         ====
        FOR THE YEAR ENDED DECEMBER 31, 2010:
        Interest rate swaps...................     $  (4)        $ --
        Interest rate floors..................        17           --
        Interest rate caps....................        (2)          --
        Interest rate futures.................       (28)          --
        Foreign currency swaps................        (1)          --
        Foreign currency forwards.............        (2)          --
        Equity options........................        --           (1)
        Interest rate options.................        --           --
        Interest rate forwards................         1           --
        Credit default swaps..................         1           --
                                                   -----         ----
         Total................................     $ (18)        $ (1)
                                                   =====         ====
        FOR THE YEAR ENDED DECEMBER 31, 2009:
        Interest rate swaps...................     $   1         $ --
        Interest rate floors..................       (86)          --
        Interest rate caps....................         1           --
        Interest rate futures.................        (1)          --
        Foreign currency swaps................        (9)          --
        Foreign currency forwards.............        --           --
        Equity options........................        --           --
        Interest rate options.................        --           --
        Interest rate forwards................        --           --
        Credit default swaps..................        (2)          --
                                                   -----         ----
         Total................................     $ (96)        $ --
                                                   =====         ====

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 CREDIT DERIVATIVES

  In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $469 million and $185 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $2 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $2 million to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                                          2011                                   2010
                                         -------------------------------------- --------------------------------------
                                                       MAXIMUM                                MAXIMUM
                                         ESTIMATED      AMOUNT                  ESTIMATED    AMOUNT OF
                                         FAIR VALUE   OF FUTURE      WEIGHTED   FAIR VALUE     FUTURE       WEIGHTED
                                         OF CREDIT  PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED   DEFAULT   CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                     SWAPS      SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                               (IN MILLIONS)                          (IN MILLIONS)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................   $   1        $  63          4.1         $ --        $  23          4.1
   Credit default swaps referencing
     indices............................       1           43          2.8            1           59          3.3
                                           -----        -----                      ----        -----
    Subtotal............................       2          106          3.6            1           82          3.5
                                           -----        -----                      ----        -----
   Baa
   Single name credit default swaps
     (corporate)........................      (1)          85          4.6           --           --           --
   Credit default swaps referencing
     indices............................      (3)         278          4.7            1          103          5.0
                                           -----        -----                      ----        -----
    Subtotal............................      (4)         363          4.6            1          103          5.0
                                           -----        -----                      ----        -----
      Total.............................   $  (2)       $ 469          4.4         $  2        $ 185          4.4
                                           =====        =====                      ====        =====

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 CREDIT RISK ON FREESTANDING DERIVATIVES

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

  The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $243 million and $54 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $66 million and $0, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                      ESTIMATED FAIR VALUE OF     FAIR VALUE OF INCREMENTAL
                                       COLLATERAL PROVIDED:       COLLATERAL PROVIDED UPON:
                                      ----------------------- ----------------------------------
                                                                            DOWNGRADE IN THE
                                                              ONE NOTCH COMPANY'S CREDIT RATING
                                                              DOWNGRADE TO A LEVEL THAT TRIGGERS
                       ESTIMATED                               IN THE        FULL OVERNIGHT
                   FAIR VALUE (1) OF                          COMPANY'S   COLLATERALIZATION OR
                   DERIVATIVES IN NET     FIXED MATURITY       CREDIT        TERMINATION OF
                   LIABILITY POSITION     SECURITIES (2)       RATING   THE DERIVATIVE POSITION
                   ------------------ ----------------------- --------- ------------------------
                                                   (IN MILLIONS)
December 31, 2011.        $ --                 $ --             $ --              $ --
December 31, 2010.        $ 69                 $ 37             $ 11              $ 46

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At both December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $6 million, which is included in premiums, reinsurance and other receivables.

 EMBEDDED DERIVATIVES

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

  The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                               ---------------
                                                                 2011    2010
                                                               ------- -------
                                                                (IN MILLIONS)
  Net embedded derivatives within asset host contracts:
   Ceded guaranteed minimum benefits.......................... $ 3,009 $   930
  Net embedded derivatives within liability host contracts:
   Direct guaranteed minimum benefits......................... $ 1,189 $   174
   Other......................................................     416       5
                                                               ------- -------
     Net embedded derivatives within liability host contracts. $ 1,605 $   179
                                                               ======= =======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 -----------------------
                                                   2011    2010    2009
                                                 ------  ------  ------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $ 510   $ 112   $ (528)

--------

(1)The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $346 million, ($140) million and ($432) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($476) million, $210 million and $816 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

4. FAIR VALUE

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

 RECURRING FAIR VALUE MEASUREMENTS

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                     DECEMBER 31, 2011
                                                -----------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                -------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR SIGNIFICANT OTHER SIGNIFICANT    TOTAL
                                                 IDENTICAL ASSETS     OBSERVABLE     UNOBSERVABLE ESTIMATED
                                                 AND LIABILITIES        INPUTS          INPUTS      FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                ------------------ ----------------- ------------ ---------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
  U.S. corporate securities....................      $    --           $   3,825       $    141   $   3,966
  Foreign corporate securities.................           --               1,628            144       1,772
  U.S. Treasury and agency securities..........          625                 902             --       1,527
  RMBS.........................................           --               1,280             33       1,313
  State and political subdivision securities...           --                 781             --         781
  CMBS.........................................           --                 555             12         567
  ABS..........................................           --                 310             55         365
  Foreign government securities................           --                 164              2         166
                                                     -------           ---------       --------   ---------
    Total fixed maturity securities............          625               9,445            387      10,457
                                                     -------           ---------       --------   ---------
Equity securities:
  Common stock.................................            1                  --             --           1
  Non-redeemable preferred stock...............           --                  --              1           1
                                                     -------           ---------       --------   ---------
    Total equity securities....................            1                  --              1           2
                                                     -------           ---------       --------   ---------
Short-term investments (1).....................          233                 546             --         779
Derivative assets: (2)
  Interest rate contracts......................            1                 255             87         343
  Foreign currency contracts...................           --                   9             --           9
  Credit contracts.............................           --                   3              1           4
                                                     -------           ---------       --------   ---------
    Total derivative assets....................            1                 267             88         356
Net embedded derivatives within asset host
 contracts (3).................................           --                  --          3,009       3,009
Separate account assets (4)....................           96              56,724             --      56,820
                                                     -------           ---------       --------   ---------
     Total assets..............................      $   956           $  66,982       $  3,485   $  71,423
                                                     =======           =========       ========   =========
LIABILITIES:
Derivative liabilities: (2)
  Interest rate contracts......................      $    --           $      13       $     --   $      13
  Foreign currency contracts...................           --                   3             --           3
  Credit contracts.............................           --                   5             --           5
                                                     -------           ---------       --------   ---------
    Total derivative liabilities...............           --                  21             --          21
Net embedded derivatives within liability host
 contracts (3).................................           --                  --          1,605       1,605
                                                     -------           ---------       --------   ---------
     Total liabilities.........................      $    --           $      21       $  1,605   $   1,626
                                                     =======           =========       ========   =========

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                                   DECEMBER 31, 2010
                                                              -----------------------------------------------------------
                                                               FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                              -------------------------------------------------
                                                               QUOTED PRICES IN
                                                              ACTIVE MARKETS FOR SIGNIFICANT OTHER SIGNIFICANT    TOTAL
                                                               IDENTICAL ASSETS     OBSERVABLE     UNOBSERVABLE ESTIMATED
                                                               AND LIABILITIES        INPUTS          INPUTS      FAIR
                                                                  (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                              ------------------ ----------------- ------------ ---------
                                                                                     (IN MILLIONS)
ASSETS:
Fixed maturity securities:
  U.S. corporate securities..................................       $  --            $   3,210       $    162   $   3,372
  Foreign corporate securities...............................          --                1,399             91       1,490
  U.S. Treasury and agency securities........................         495                  648             --       1,143
  RMBS.......................................................          --                  969             41       1,010
  State and political subdivision securities.................          --                  630             --         630
  CMBS.......................................................          --                  506              7         513
  ABS........................................................          --                  328             55         383
  Foreign government securities..............................          --                  131              4         135
                                                                    -----            ---------       --------   ---------
    Total fixed maturity securities..........................         495                7,821            360       8,676
                                                                    -----            ---------       --------   ---------
Equity securities:
  Common stock...............................................           2                   --             --           2
  Non-redeemable preferred stock.............................          --                   --              1           1
                                                                    -----            ---------       --------   ---------
    Total equity securities..................................           2                   --              1           3
                                                                    -----            ---------       --------   ---------
Short-term investments (1)...................................          20                   82              6         108
Derivative assets: (2)
Interest rate contracts......................................           2                   61             --          63
Foreign currency contracts...................................          --                    2             --           2
Credit contracts.............................................          --                    2              1           3
                                                                    -----            ---------       --------   ---------
  Total derivative assets....................................           2                   65              1          68
Net embedded derivatives within asset host contracts (3).....          --                   --            930         930
Separate account assets (4)..................................          --               42,435             --      42,435
                                                                    -----            ---------       --------   ---------
  Total assets...............................................       $ 519            $  50,403       $  1,298   $  52,220
                                                                    =====            =========       ========   =========
LIABILITIES:
Derivative liabilities: (2)
Interest rate contracts......................................       $   3            $      25       $     48   $      76
Foreign currency contracts...................................          --                    6             --           6
Credit contracts.............................................          --                    2             --           2
                                                                    -----            ---------       --------   ---------
  Total derivative liabilities...............................           3                   33             48          84
Net embedded derivatives within liability host contracts (3).          --                   --            179         179
                                                                    -----            ---------       --------   ---------
  Total liabilities..........................................       $   3            $      33       $    227   $     263
                                                                    =====            =========       ========   =========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs
   (Level 3) tables which follow.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs and other liabilities in the consolidated balance sheets.

(4)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  See Note 2 for discussion of certain prior year amounts which have been reclassified to conform with the 2011 presentation.

  The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  When available, the estimated fair value of the Company's fixed maturity securities, equity securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

  The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

  When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

 Embedded Derivatives Within Asset and Liability Host Contracts

  Embedded derivatives principally include certain direct and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

  The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Separate Account Assets

  Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

  A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

  The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

  While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  These securities are comprised of U.S. Treasury securities, exchange traded common stock, and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

 Derivative Assets and Derivative Liabilities

  These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

 Separate Account Assets

  These assets are comprised of securities that are similar in nature to the fixed maturity securities and short-term investments referred to above. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


LEVEL 2 MEASUREMENTS:

 Fixed Maturity Securities and Short-term Investments

  This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

    U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

    Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

    U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

    Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

 Derivative Assets and Derivative Liabilities

  This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

 Interest rate contracts.

  Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London InterBank Offer Rate ("LIBOR") basis curves.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

 Foreign currency contracts.

  Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

 Credit contracts.

  Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

 Separate Account Assets

  These assets are comprised of investments that are similar in nature to the fixed maturity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

  In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

    U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

    Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

    Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

    Non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

 Derivative Assets and Derivative Liabilities

  These derivatives are principally valued using an income approach. Valuations of non-option based derivatives utilize present value techniques, whereas valuations of option based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

 Interest rate contracts.

  Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

 Credit contracts.

  Non-option-based -- Significant unobservable inputs may include credit spreads and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

 Direct Guaranteed Minimum Benefits

  These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Reinsurance Ceded on Certain Guaranteed Minimum Benefits

  These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Embedded Derivatives Within Funds Withheld Related to Certain Ceded Reinsurance

  These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

TRANSFERS BETWEEN LEVELS 1 AND 2:

  During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

  Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

  Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

  During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $3 million were comprised of certain foreign corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $39 million were comprised of certain U.S. corporate securities and RMBS.

  Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $112 million were principally comprised of certain U.S. corporate securities and ABS. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $31 million were comprised of certain foreign and U.S. corporate securities.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                       ----------------------------------------------------------------------
                                                                             FIXED MATURITY SECURITIES:
                                                       ----------------------------------------------------------------------
                                                                                       STATE AND
                                                          U.S.     FOREIGN             POLITICAL                     FOREIGN
                                                       CORPORATE  CORPORATE           SUBDIVISION                   GOVERNMENT
                                                       SECURITIES SECURITIES   RMBS   SECURITIES    CMBS     ABS    SECURITIES
                                                       ---------- ---------- -------  ----------- -------  -------  ----------
                                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...................................  $    162   $     91  $    41    $    --   $     7  $    55    $    4
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income..............................        --         --       --         --        --       --        --
   Net investment gains (losses)......................        --         --       --         --         1       --        --
   Net derivative gains (losses)......................        --         --       --         --        --       --        --
  Other comprehensive income (loss)...................        11         (3)      --         --        --        1        --
Purchases (3).........................................        34         70       10         --         7       49        --
Sales (3).............................................        (7)       (15)      (8)        --        (3)      (9)       (2)
Issuances (3).........................................        --         --       --         --        --       --        --
Settlements (3).......................................        --         --       --         --        --       --        --
Transfers into Level 3 (4)............................        --          3       --         --        --       --        --
Transfers out of Level 3 (4)..........................       (59)        (2)     (10)        --        --      (41)       --
                                                        --------   --------  -------    -------   -------  -------    ------
Balance, December 31,.................................  $    141   $    144  $    33    $    --   $    12  $    55    $    2
                                                        ========   ========  =======    =======   =======  =======    ======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at December 31,
 2011 included in earnings:
   Net investment income..............................  $     --   $     --  $    --    $    --   $    --  $    --    $   --
   Net investment gains (losses)......................  $     --   $     --  $    --    $    --   $    --  $    --    $   --
   Net derivative gains (losses)......................  $     --   $     --  $    --    $    --   $    --  $    --    $   --

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                      FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                   -----------------------------------------------------------------------------
                                                   EQUITY SECURITIES:                  NET DERIVATIVES: (5)
                                                   ------------------             ------------------------------
                                                          NON-
                                                       REDEEMABLE                 INTEREST    FOREIGN                  NET
                                                       PREFERRED      SHORT-TERM    RATE     CURRENCY   CREDIT      EMBEDDED
                                                         STOCK        INVESTMENTS CONTRACTS  CONTRACTS CONTRACTS DERIVATIVES (6)
                                                   ------------------ ----------- ---------  --------- --------- ---------------
                                                                                   (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...............................     $       1       $       6  $     (48) $      -- $       1   $      751
Total realized/unrealized gains (losses) included
 in:
 Earnings: (1), (2)
   Net investment income..........................            --              --         --         --        --           --
   Net investment gains (losses)..................            (1)             --         --         --        --           --
   Net derivative gains (losses)..................            --              --          9         --        --          510
 Other comprehensive income (loss)................             1              --        135         --        --           --
Purchases (3).....................................            --              --         --         --        --           --
Sales (3).........................................            --              (6)        --         --        --           --
Issuances (3).....................................            --              --         --         --        --           --
Settlements (3)...................................            --              --         (9)        --        --          143
Transfers into Level 3 (4)........................            --              --         --         --        --           --
Transfers out of Level 3 (4)......................            --              --         --         --        --           --
                                                       ---------       ---------  ---------  --------- ---------   ----------
Balance, December 31,.............................     $       1       $      --  $      87  $      -- $       1   $    1,404
                                                       =========       =========  =========  ========= =========   ==========
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at
 December 31, 2011 included in earnings:
   Net investment income..........................     $      --       $      --  $      --  $      -- $      --   $       --
   Net investment gains (losses)..................     $      (1)      $      --  $      --  $      -- $      --   $       --
   Net derivative gains (losses)..................     $      --       $      --  $      --  $      -- $      --   $      520

                                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                       ---------------------------------------------------------------------
                                                                            FIXED MATURITY SECURITIES:
                                                       ---------------------------------------------------------------------
                                                                                         STATE AND
                                                          U.S.       FOREIGN             POLITICAL                   FOREIGN
                                                       CORPORATE    CORPORATE           SUBDIVISION                 GOVERNMENT
                                                       SECURITIES   SECURITIES   RMBS   SECURITIES   CMBS     ABS   SECURITIES
                                                       ----------   ---------- -------  ----------- ------- ------- ----------
                                                                                   (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...................................  $    139     $    70   $    30    $     1   $     1 $    38  $    --
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income..............................        --          --        --         --        --      --       --
   Net investment gains (losses)......................        --           1        --         --        --      --       --
   Net derivative gains (losses)......................        --          --        --         --        --      --       --
  Other comprehensive income (loss)...................         4           7         7         --         1       4       --
Purchases, sales, issuances and settlements (3).......        --          38       (11)        --         5      13        4
Transfers into Level 3 (4)............................        24          --        15         --        --      --       --
Transfers out of Level 3 (4)..........................        (5)        (25)       --         (1)       --      --       --
                                                        --------     -------   -------    -------   ------- -------  -------
Balance, December 31,.................................  $    162     $    91   $    41    $    --   $     7 $    55  $     4
                                                        ========     =======   =======    =======   ======= =======  =======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at December 31,
 2010 included in earnings:
   Net investment income..............................  $     --     $    --   $     1    $    --   $    -- $    --  $    --
   Net investment gains (losses)......................  $     --     $    --   $    --    $    --   $    -- $    --  $    --
   Net derivative gains (losses)......................  $     --     $    --   $    --    $    --   $    -- $    --  $    --

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                   ----------------------------------------------------------------------------
                                                   EQUITY SECURITIES:                 NET DERIVATIVES: (5)
                                                   ------------------             ----------------------------
                                                          NON-
                                                       REDEEMABLE                 INTEREST   FOREIGN                  NET
                                                       PREFERRED      SHORT-TERM    RATE    CURRENCY   CREDIT      EMBEDDED
                                                         STOCK        INVESTMENTS CONTRACTS CONTRACTS CONTRACTS DERIVATIVES (6)
                                                   ------------------ ----------- --------- --------- --------- ---------------
                                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...............................      $     1         $    --    $    --   $    --  $      3     $    536
Total realized/unrealized gains (losses) included
 in:
 Earnings: (1), (2)
   Net investment income..........................           --              --         --        --        --           --
   Net investment gains (losses)..................           --              --         --        --        --           --
   Net derivative gains (losses)..................           --              --         --        --        (1)         112
 Other comprehensive income (loss)................           --              --        (48)       --        --           --
Purchases, sales, issuances and settlements (3)...           --               6         --        --        (1)         103
Transfers into Level 3 (4)........................           --              --         --        --        --           --
Transfers out of Level 3 (4)......................           --              --         --        --        --           --
                                                        -------         -------    -------   -------  --------     --------
Balance, December 31,.............................      $     1         $     6    $   (48)  $    --  $      1     $    751
                                                        =======         =======    =======   =======  ========     ========
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at
 December 31, 2010 included in earnings:
   Net investment income..........................      $    --         $    --    $    --   $    --  $     --     $     --
   Net investment gains (losses)..................      $    --         $    --    $    --   $    --  $     --     $     --
   Net derivative gains (losses)..................      $    --         $    --    $    --   $    --  $     (1)    $    120

                                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                       ------------------------------------------------------------------------
                                                                              FIXED MATURITY SECURITIES:
                                                       ------------------------------------------------------------------------
                                                                                       STATE AND
                                                          U.S.     FOREIGN             POLITICAL                      FOREIGN
                                                       CORPORATE  CORPORATE           SUBDIVISION                    GOVERNMENT
                                                       SECURITIES SECURITIES   RMBS   SECURITIES    CMBS      ABS    SECURITIES
                                                       ---------- ---------- -------- ----------- -------  --------  ----------
                                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,...................................  $     65   $     48  $     24   $    --   $    --  $     27   $    --
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income..............................        --         --        --        --        --        --        --
   Net investment gains (losses)......................       (17)        (1)       --        --        (1)       --        --
   Net derivative gains (losses)......................        --         --        --        --        --        --        --
  Other comprehensive income (loss)...................        18         11         1        --         1        14        --
Purchases, sales, issuances and settlements (3).......        10         12         5         1        --        (4)       --
Transfers into and/or out of Level 3 (4)..............        63         --        --        --         1         1        --
                                                        --------   --------  --------   -------   =======  --------   -------
Balance, December 31,.................................  $    139   $     70  $     30   $     1   $     1  $     38   $    --
                                                        ========   ========  ========   =======   =======  ========   =======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at December 31,
 2009 included in earnings:
   Net investment income..............................  $     --   $     --  $     --   $    --   $    --        --        --
   Net investment gains (losses)......................  $    (17)  $     (1) $     --   $    --   $    (1)       --        --
   Net derivative gains (losses)......................  $     --   $     --  $     --   $    --   $    --        --        --

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                         -------------------------------------------------------------------
                                                           EQUITY SECURITIES:
                                                         --------------------
                                                                 NON-
                                                              REDEEMABLE                                              NET
                                                              PREFERRED           SHORT-TERM        NET            EMBEDDED
                                                                STOCK             INVESTMENTS  DERIVATIVES (5)   DERIVATIVES (6)
                                                         --------------------    ------------ ---------------- -----------------
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,.....................................       $     7             $    --        $    --          $     963
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income................................            --                  --             --                 --
   Net investment gains (losses)........................            (2)                 --             --                 --
   Net derivative gains (losses)........................            --                  --              1               (516)
  Other comprehensive income (loss).....................             3                  --             --                 --
Purchases, sales, issuances and settlements (3).........            (7)                 --              2                 89
Transfers into and/or out of Level 3 (4)................            --                  --             --                 --
                                                               -------             -------        -------          ---------
Balance, December 31,...................................       $     1             $    --        $     3          $     536
                                                               =======             =======        =======          =========
Changes in unrealized gains (losses) relating to assets
 and liabilities still held at December 31, 2009
 included in earnings:
   Net investment income................................       $    --             $    --        $    --          $      --
   Net investment gains (losses)........................       $    --             $    --        $    --          $      --
   Net derivative gains (losses)........................       $    --             $    --        $     1          $    (510)

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 NON-RECURRING FAIR VALUE MEASUREMENTS

  Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                           YEARS ENDED DECEMBER 31,
                   -------------------------------------------------------------------------------------------------------
                                  2011                               2010                               2009
                   ---------------------------------- ---------------------------------  ---------------------------------
                    CARRYING    ESTIMATED     NET      CARRYING    ESTIMATED     NET      CARRYING    ESTIMATED     NET
                      VALUE       FAIR     INVESTMENT    VALUE       FAIR     INVESTMENT    VALUE       FAIR     INVESTMENT
                    PRIOR TO   VALUE AFTER   GAINS     PRIOR TO   VALUE AFTER   GAINS     PRIOR TO   VALUE AFTER   GAINS
                   MEASUREMENT MEASUREMENT  (LOSSES)  MEASUREMENT MEASUREMENT  (LOSSES)  MEASUREMENT MEASUREMENT  (LOSSES)
                   ----------- ----------- ---------- ----------- ----------- ---------- ----------- ----------- ----------
                                                                (IN MILLIONS)
Other limited
  partnership
  interests (1)...    $ --        $ --        $ --        $ 4         $ 3        $ (1)      $ 21         $ 4       $ (17)
Real estate joint
  ventures (2)....    $ --        $ --        $ --        $ 3         $ 1        $ (2)      $  7         $ 5       $  (2)

--------

(1)Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in international leveraged buyout funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $4 million at December 31, 2010.

(2)Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were less than $1 million at December 31, 2010.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 FAIR VALUE OF FINANCIAL INSTRUMENTS

  Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                          DECEMBER 31,
                                                     ------------------------------------------------------
                                                                2011                        2010
                                                     --------------------------- --------------------------
                                                                       ESTIMATED                   ESTIMATED
                                                     NOTIONAL CARRYING   FAIR    NOTIONAL CARRYING   FAIR
                                                      AMOUNT   VALUE     VALUE    AMOUNT   VALUE     VALUE
                                                     -------- -------- --------- -------- -------- ---------
                                                                          (IN MILLIONS)
ASSETS:
Mortgage loans, net.................................          $ 1,508   $ 1,617           $ 1,175   $ 1,249
Policy loans........................................          $   102   $   104           $    64   $    64
Real estate joint ventures (1)......................          $     7   $     8           $     6   $     5
Other limited partnership interests (1).............          $     9   $    11           $     8   $     7
Short-term investments (2)..........................          $    --   $    --           $     5   $     5
Other invested assets (1)...........................          $   125   $   139           $    --   $    --
Cash and cash equivalents...........................          $   108   $   108           $   240   $   240
Accrued investment income...........................          $   120   $   120           $   105   $   105
Premiums, reinsurance and other receivables (1).....          $ 5,379   $ 6,167           $ 5,526   $ 5,943
LIABILITIES:
PABs (1)............................................          $ 6,316   $ 6,954           $ 6,462   $ 7,001
Payables for collateral under securities loaned and
  other transactions................................          $ 1,672   $ 1,672           $ 1,246   $ 1,246
Long-term debt......................................          $    42   $    50           $    45   $    45
Other liabilities (1)...............................          $   147   $   147           $   137   $   137
Separate account liabilities (1)....................          $   985   $   985           $ 1,125   $ 1,125
COMMITMENTS: (3)
Mortgage loan commitments...........................   $ 3    $    --   $    --    $ 80   $    --   $    (1)
Commitments to fund private corporate bond
  investments.......................................   $64    $    --   $     9    $ 66   $    --   $     3

--------

(1)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(2)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(3)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, short-term investments, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

 Mortgage Loans

  The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

 Policy Loans

  For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

  Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

  The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Short-term Investments

  Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Other Invested Assets

  Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Cash and Cash Equivalents

  Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

 Accrued Investment Income

  Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements and amounts receivable for securities sold but not yet settled.

  Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

 PABs

  PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

  The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 Payables for Collateral Under Securities Loaned and Other Transactions

  The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

 Long-term Debt

  The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements.

 Other Liabilities

  Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

  Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

 Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5. DEFERRED POLICY ACQUISITION COSTS

  Information regarding DAC was as follows:

                                                                       DAC
                                                                  -------------
                                                                  (IN MILLIONS)
Balance at January 1, 2009.......................................    $ 2,082
Capitalizations..................................................        727
                                                                     -------
  Subtotal.......................................................      2,809
                                                                     -------
Amortization related to:
  Net investment gains (losses)..................................        136
  Other expenses.................................................       (332)
                                                                     -------
   Total amortization............................................       (196)
                                                                     -------
Unrealized investment gains (losses).............................        (59)
                                                                     -------
Balance at December 31, 2009.....................................      2,554
Capitalizations..................................................        880
                                                                     -------
  Subtotal.......................................................      3,434
                                                                     -------
Amortization related to:
  Net investment gains (losses)..................................        (59)
  Other expenses.................................................       (364)
                                                                     -------
   Total amortization............................................       (423)
                                                                     -------
Unrealized investment gains (losses).............................        (46)
                                                                     -------
Balance at December 31, 2010.....................................      2,965
Capitalizations..................................................      1,367
                                                                     -------
  Subtotal.......................................................      4,332
                                                                     -------
Amortization related to:
  Net investment gains (losses)..................................       (313)
  Other expenses.................................................       (475)
                                                                     -------
   Total amortization............................................       (788)
                                                                     -------
Unrealized investment gains (losses).............................         (2)
                                                                     -------
Balance at December 31, 2011.....................................    $ 3,542
                                                                     =======

  Amortization of DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6. INSURANCE

 VALUE OF DISTRIBUTION AGREEMENTS

  Information regarding VODA, which was reported in other assets, was as follows:

                                                                     AMOUNT
                                                                  -------------
                                                                  (IN MILLIONS)
Balance at January 1, 2009.......................................    $  160
Amortization.....................................................        (5)
                                                                     ------
Balance at December 31, 2009.....................................       155
Amortization.....................................................        (7)
                                                                     ------
Balance at December 31, 2010.....................................       148
Amortization.....................................................        (8)
                                                                     ------
Balance at December 31, 2011.....................................    $  140
                                                                     ======

  The estimated future amortization expense allocated to other expenses for the next five years for VODA is $10 million in 2012, $11 million in 2013, $12 million in 2014, $12 million in 2015 and $12 million in 2016.

 SALES INDUCEMENTS

  Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                                     AMOUNT
                                                                  -------------
                                                                  (IN MILLIONS)
Balance at January 1, 2009.......................................    $  378
Capitalization...................................................       122
Amortization.....................................................       (50)
                                                                     ------
Balance at December 31, 2009.....................................       450
Capitalization...................................................        98
Amortization.....................................................       (51)
                                                                     ------
Balance at December 31, 2010.....................................       497
Capitalization...................................................        79
Amortization.....................................................       (73)
                                                                     ------
Balance at December 31, 2011.....................................    $  503
                                                                     ======

 SEPARATE ACCOUNTS

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $56.6 billion and $42.4 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 GUARANTEES

  The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

  The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                                  DECEMBER 31,
                                         -----------------------------------------------------------
                                                      2011                            2010
                                         ----------------------------    ---------------------------
                                             IN THE            AT            IN THE           AT
                                         EVENT OF DEATH   ANNUITIZATION  EVENT OF DEATH  ANNUITIZATION
                                         --------------   -------------  -------------- -------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................  $     27,161            N/A      $  21,840             N/A
Net amount at risk (2)..................  $       795 (3)         N/A      $    415 (3)          N/A
Average attained age of contractholders.      63 years            N/A       62 years             N/A

ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................  $     33,558      $  41,713      $  23,624    $     30,613
Net amount at risk (2)..................  $     2,988 (3)   $  6,595 (4)   $  1,378 (3) $     3,523 (4)
Average attained age of contractholders.      64 years       62 years       64 years        62 years

                                                         DECEMBER 31,
                                                 -------------------------
                                                      2011           2010
                                                 ------------    ---------
                                                     SECONDARY GUARANTEES
                                                 -------------------------
                                                        (IN MILLIONS)
   UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
   Account value (general and separate account). $      3,019    $   1,578
   Net amount at risk (2)....................... $    58,776 (3) $ 29,454 (3)
   Average attained age of policyholders........     55 years     56 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:



                                   ANNUITY CONTRACTS
                                -----------------------
                                                         UNIVERSAL AND
                                                         VARIABLE LIFE
                                                           CONTRACTS
                                GUARANTEED  GUARANTEED   -------------
                                  DEATH    ANNUITIZATION   SECONDARY
                                 BENEFITS    BENEFITS     GUARANTEES    TOTAL
                                ---------- ------------- ------------- ------
                                                (IN MILLIONS)
  DIRECT
  Balance at January 1, 2009...  $    73      $   221       $    52    $  346
  Incurred guaranteed benefits.       27           (6)          172       193
  Paid guaranteed benefits.....      (45)          --            --       (45)
                                 -------      -------       -------    ------
  Balance at December 31, 2009.       55          215           224       494
  Incurred guaranteed benefits.       23           66           246       335
  Paid guaranteed benefits.....       (5)          --            --        (5)
                                 -------      -------       -------    ------
  Balance at December 31, 2010.       73          281           470       824
  Incurred guaranteed benefits.       77          128           139       344
  Paid guaranteed benefits.....      (18)          --            --       (18)
                                 -------      -------       -------    ------
  Balance at December 31, 2011.  $   132      $   409       $   609    $1,150
                                 =======      =======       =======    ======

  CEDED
  Balance at January 1, 2009...  $    73      $    72       $    --    $  145
  Incurred guaranteed benefits.       27            2           142       171
  Paid guaranteed benefits.....      (45)          --            --       (45)
                                 -------      -------       -------    ------
  Balance at December 31, 2009.       55           74           142       271
  Incurred guaranteed benefits.       23           23           192       238
  Paid guaranteed benefits.....       (5)          --            --        (5)
                                 -------      -------       -------    ------
  Balance at December 31, 2010.       73           97           334       504
  Incurred guaranteed benefits.       77           44           123       244
  Paid guaranteed benefits.....      (18)          --            --       (18)
                                 -------      -------       -------    ------
  Balance at December 31, 2011.  $   132      $   141       $   457    $  730
                                 =======      =======       =======    ======

  NET
  Balance at January 1, 2009...  $    --      $   149       $    52    $  201
  Incurred guaranteed benefits.       --           (8)           30        22
  Paid guaranteed benefits.....       --           --            --        --
                                 -------      -------       -------    ------
  Balance at December 31, 2009.       --          141            82       223
  Incurred guaranteed benefits.       --           43            54        97
  Paid guaranteed benefits.....       --           --            --        --
                                 -------      -------       -------    ------
  Balance at December 31, 2010.       --          184           136       320
  Incurred guaranteed benefits.       --           84            16       100
  Paid guaranteed benefits.....       --           --            --        --
                                 -------      -------       -------    ------
  Balance at December 31, 2011.  $    --      $   268       $   152    $  420
                                 =======      =======       =======    ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                                               DECEMBER 31,
                                                             -----------------
                                                               2011     2010
                                                             -------- --------
                                                               (IN MILLIONS)
  Fund Groupings:
  Equity.................................................... $ 24,325 $ 21,558
  Balanced..................................................   26,785   16,456
  Bond......................................................    2,983    1,941
  Specialty.................................................      727      705
  Money Market..............................................      587      521
                                                             -------- --------
    Total................................................... $ 55,407 $ 41,181
                                                             ======== ========

7. REINSURANCE

  The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life insurance policies the Company reinsures up to 90% of the mortality risk. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

  The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

  The Company reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2001 to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $283 million and $262 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

  At December 31, 2011, the Company had $427 million of net unaffiliated ceded reinsurance recoverables. Of this total, $377 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $233 million of which were unsecured. At December 31, 2010, the Company had $397 million of net unaffiliated ceded reinsurance recoverables. Of this total, $337 million, or 85%, were with the Company's five largest unaffiliated ceded reinsurers, including $201 million of which were unsecured.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                    YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                   2011       2010     2009
                                                                --------   --------  ------
                                                                       (IN MILLIONS)
PREMIUMS:
 Direct premiums............................................... $    961   $    562  $  564
 Reinsurance assumed...........................................        7         13      14
 Reinsurance ceded.............................................     (321)      (218)   (185)
                                                                --------   --------  ------
   Net premiums................................................ $    647   $    357  $  393
                                                                ========   ========  ======

UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
 Direct universal life and investment-type product policy fees. $  1,694   $  1,224  $  834
 Reinsurance assumed...........................................       90        120     115
 Reinsurance ceded.............................................     (496)      (353)   (204)
                                                                --------   --------  ------
   Net universal life and investment-type product policy fees.. $  1,288   $    991  $  745
                                                                ========   ========  ======

OTHER REVENUES:
 Direct other revenues......................................... $     99   $     63  $   39
 Reinsurance assumed...........................................       --         --      --
 Reinsurance ceded.............................................      215        239     198
                                                                --------   --------  ------
   Net other revenues.......................................... $    314   $    302  $  237
                                                                ========   ========  ======

POLICYHOLDER BENEFITS AND CLAIMS:
 Direct policyholder benefits and claims....................... $  1,363   $    944  $  807
 Reinsurance assumed...........................................       15         29       8
 Reinsurance ceded.............................................     (599)      (487)   (358)
                                                                --------   --------  ------
   Net policyholder benefits and claims........................ $    779   $    486  $  457
                                                                ========   ========  ======

INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
 Direct interest credited to policyholder account balances..... $    436   $    404  $  377
 Reinsurance assumed...........................................       68         64      64
 Reinsurance ceded.............................................      (80)       (55)    (32)
                                                                --------   --------  ------
   Net interest credited to policyholder account balances...... $    424   $    413  $  409
                                                                ========   ========  ======

OTHER EXPENSES:
 Direct other expenses......................................... $  1,389   $    842  $  465
 Reinsurance assumed...........................................       48         90     105
 Reinsurance ceded.............................................      145         92      43
                                                                --------   --------  ------
   Net other expenses.......................................... $  1,582   $  1,024  $  613
                                                                ========   ========  ======

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                       DECEMBER 31, 2011
                                             -------------------------------------
                                                                           TOTAL
                                                                          BALANCE
                                               DIRECT   ASSUMED    CEDED    SHEET
                                             -------- --------- --------  --------
                                                         (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables. $    374 $     34  $ 12,271  $ 12,679
Deferred policy acquisition costs...........    3,986      140      (584)    3,542
                                             -------- --------  --------  --------
 Total assets............................... $  4,360 $    174  $ 11,687  $ 16,221
                                             ======== ========  ========  ========

LIABILITIES:
Future policy benefits...................... $  3,044 $     41  $     --  $  3,085
Other policy-related balances...............      181    1,510       758     2,449
Other liabilities...........................      211       10     4,093     4,314
                                             -------- --------  --------  --------
 Total liabilities.......................... $  3,436 $  1,561  $  4,851  $  9,848
                                             ======== ========  ========  ========

                                                       DECEMBER 31, 2010
                                             -------------------------------------
                                                                           TOTAL
                                                                          BALANCE
                                               DIRECT   ASSUMED    CEDED    SHEET
                                             -------- --------- --------  --------
                                                         (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables. $    211 $     40  $  9,527  $  9,778
Deferred policy acquisition costs...........    3,287      164      (486)    2,965
                                             -------- --------  --------  --------
 Total assets............................... $  3,498 $    204  $  9,041  $ 12,743
                                             ======== ========  ========  ========

LIABILITIES:
Future policy benefits...................... $  2,051 $     41  $     --  $  2,092
Other policy-related balances...............      177    1,435       508     2,120
Other liabilities...........................      246       12     3,343     3,601
                                             -------- --------  --------  --------
 Total liabilities.......................... $  2,474 $  1,488  $  3,851  $  7,813
                                             ======== ========  ========  ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.2 billion and $4.3 billion at December 31, 2011 and 2010, respectively. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

 RELATED PARTY REINSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, Exeter, General American Life Insurance Company, MICC and MetLife Reinsurance Company of Vermont, all of which are related parties.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                   YEARS ENDED DECEMBER 31,
                                                               ---------------------------
                                                                 2011      2010      2009
                                                               ------    ------    ------
                                                                    (IN MILLIONS)
PREMIUMS:
 Reinsurance assumed.......................................... $    7    $   13    $   14
 Reinsurance ceded............................................   (284)     (190)     (164)
                                                                ------    ------   ------
   Net premiums............................................... $ (277)   $ (177)   $ (150)
                                                                ======    ======   ======

UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
 Reinsurance assumed.......................................... $   90    $  120    $  115
 Reinsurance ceded............................................   (416)     (279)     (151)
                                                                ------    ------   ------
   Net universal life and investment-type product policy fees. $ (326)   $ (159)   $  (36)
                                                                ======    ======   ======

OTHER REVENUES:
 Reinsurance assumed.......................................... $   --    $   --    $   --
 Reinsurance ceded............................................    215       239       198
                                                                ------    ------   ------
   Net other revenues......................................... $  215    $  239    $  198
                                                                ======    ======   ======

POLICYHOLDER BENEFITS AND CLAIMS:
 Reinsurance assumed.......................................... $   15    $   29    $    8
 Reinsurance ceded............................................   (497)     (323)     (219)
                                                                ------    ------   ------
   Net policyholder benefits and claims....................... $ (482)   $ (294)   $ (211)
                                                                ======    ======   ======

INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
 Reinsurance assumed.......................................... $   68    $   64    $   64
 Reinsurance ceded............................................    (80)      (55)      (32)
                                                                ------    ------   ------
   Net interest credited to policyholder account balances..... $  (12)   $    9    $   32
                                                                ======    ======   ======

OTHER EXPENSES:
 Reinsurance assumed.......................................... $   48    $   90    $  105
 Reinsurance ceded............................................    144        92        42
                                                                ------    ------   ------
   Net other expenses......................................... $  192    $  182    $  147
                                                                ======    ======   ======

  Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                  DECEMBER 31,
                                                      ------------------------------------
                                                             2011               2010
                                                      -----------------  -----------------
                                                      ASSUMED    CEDED   ASSUMED    CEDED
                                                      -------- --------  -------- --------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.......... $     34 $ 11,810  $     40 $  9,117
Deferred policy acquisition costs....................      140     (583)      164     (484)
                                                      -------- --------  -------- --------
  Total assets....................................... $    174 $ 11,227  $    204 $  8,633
                                                      ======== ========  ======== ========

LIABILITIES:
Future policy benefits............................... $     41 $     --  $     41 $     --
Other policy-related balances........................    1,510      758     1,435      508
Other liabilities....................................       10    3,913        12    3,195
                                                      -------- --------  -------- --------
  Total liabilities.................................. $  1,561 $  4,671  $  1,488 $  3,703
                                                      ======== ========  ======== ========

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $3.0 billion and $930 million at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009, net derivative gains (losses) associated with the embedded derivatives included $1.7 billion, ($7) million, and ($1.5) billion, respectively.

  The Company cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $416 million and $5 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($411) million, ($17) million and ($16) million at December 31, 2011, 2010 and 2009, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to the Company from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by the Company from the affiliated reinsurer by $337 million and $304 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $91 million, $81 million and $36 million at December 31, 2011, 2010 and 2009, respectively, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $806 million and $560 million, respectively, and was included in other policy-related balances in the consolidated balance sheets.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.6 billion and $4.0 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.1 billion and $4.2 billion, at December 31, 2011 and 2010, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

8. LONG-TERM DEBT

  On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate, issued to a third party, long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments included in other invested assets. During the year ended December 31, 2011, Greater Sandhill repaid $3 million of the long term notes. The outstanding balance of the notes was $42 million and $45 million at December 31, 2011 and 2010, respectively.

  The aggregate maturities of long-term debt at December 31, 2011 are $1 million in each of the years 2012, 2013, 2014, 2015 and 2016 and $37 million thereafter.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Interest expense related to the Company's indebtedness included in other expenses was $3 million and less than $1 million for the years ended
December 31, 2011 and 2010, respectively. The Company had no interest expense related to indebtedness for the year ended December 31, 2009.

9. INCOME TAX

  The provision for income tax was as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------
                                                       2011      2010     2009
                                                     ------    ------   ------
                                                         (IN MILLIONS)
      Current:
       Federal...................................... $ (44)    $ (18)   $    8
      Deferred:
       Federal......................................   247       103      (193)
                                                     -----     -----     ------
         Provision for income tax expense (benefit). $ 203     $  85    $ (185)
                                                     =====     =====     ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------
                                                       2011      2010     2009
                                                     ------    ------   ------
                                                         (IN MILLIONS)
      Tax provision at U.S. statutory rate.......... $ 260     $ 132    $ (134)
      Tax effect of:
       Tax-exempt investment income.................   (45)      (43)      (33)
       Prior year tax...............................    (5)       --       (18)
       Tax credits..................................    (7)       (4)       --
                                                     -----     -----     ------
         Provision for income tax expense (benefit). $ 203     $  85    $ (185)
                                                     =====     =====     ======

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           DECEMBER 31,
                                                       --------------
                                                          2011     2010
                                                       -------   ------
                                                        (IN MILLIONS)
         Deferred income tax assets:
          Policyholder liabilities and receivables.... $    --   $ 243
          Investments, including derivatives..........     283      21
          Loss and credit carryforwards...............      96     106
          Other.......................................      --       1
                                                       -------   -----
                                                           379     371
                                                       -------   -----
         Deferred income tax liabilities:
          DAC.........................................   1,024     892
          Policyholder liabilities and receivables....     120      --
          Net unrealized investment gains.............     371      59
          Other.......................................       4      --
                                                       -------   -----
                                                         1,519     951
                                                       -------   -----
            Net deferred income tax asset (liability). $(1,140)  $(580)
                                                       =======   =====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Domestic capital loss carryforwards of $6 million at December 31, 2011 will expire beginning in 2013. Tax credit carryforwards of $93 million at December 31, 2011 will expire beginning in 2016.

  The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from affiliates include $92 million for 2011.

  Prior to 2011, the Company participated in a tax sharing agreement with MICC. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from affiliates include $25 million for 2010 and the amounts due to affiliates include $14 million for 2009.

  Pursuant to Internal Revenue Service ("IRS") rules, MICC and its subsidiaries, including the Company, was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MICC. In 2011, MICC and its subsidiaries, including the Company, joined the consolidated return and became a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003. The IRS exam of the current audit cycle, years 2003 to 2006, began in April 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $46 million and $28 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $1 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $15 million related to a true-up of the 2009 tax return.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10. CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

 LITIGATION

  Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

 Unclaimed Property Inquiries

  More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multistate targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multistate market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property.

  Various litigation, claims and assessments against the Company, in addition to those discussed previously or those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 INSOLVENCY ASSESSMENTS

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                                   DECEMBER 31,
                                                                 -------------
                                                                   2011    2010
                                                                 ------  ------
                                                                 (IN MILLIONS)
  Other Assets:
   Premium tax offset for future undiscounted assessments.......  $  4    $ 2
   Premium tax offsets currently available for paid assessments.     1     --
                                                                  ----    ---
                                                                  $  5    $ 2
                                                                  ====    ===
  Other Liabilities:
   Insolvency assessments.......................................  $ 11    $ 3
                                                                  ====    ===

  On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $4 million, after tax, related to ELNY.

COMMITMENTS

 COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $489 million and $435 million at December 31, 2011 and 2010, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 MORTGAGE LOAN COMMITMENTS

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3 million and $80 million at December 31, 2011 and 2010, respectively.

 COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

  The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $64 million and $66 million at December 31, 2011 and 2010, respectively.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


GUARANTEES

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2011 and 2010.

11. EQUITY

 CAPITAL CONTRIBUTIONS

  The Company received no cash contributions from MICC during the years ended December 31, 2011 and 2010. During the year ended December 31, 2009, the Company received cash contributions of $575 million from MICC.

 STATUTORY EQUITY AND INCOME

  MLI-USA's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MLI-USA exceeded the minimum RBC requirements for all periods presented herein.

  The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MLI-USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) (unaudited) of MLI-USA, a Delaware domiciled insurer, was $178 million, $2 million and ($24) million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Delaware Department of Insurance, was $1.7 billion and $1.5 billion at December 31, 2011 and 2010, respectively.

 DIVIDEND RESTRICTIONS

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, MLI-USA did not pay dividends to MICC. Because MLI-USA's statutory unassigned funds was negative at December 31, 2011, MLI-USA cannot pay any dividends in 2012 without prior regulatory approval.

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 OTHER COMPREHENSIVE INCOME (LOSS)

  The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                 ---------------------------
                                                                                   2011      2010      2009
                                                                                 ------    ------    ------
                                                                                    (IN MILLIONS)
Holding gains (losses) on investments arising during the year................... $ 933     $ 346     $ 433
Income tax effect of holding gains (losses).....................................  (326)     (122)     (153)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income...........................................................    (9)      (47)       (5)
Income tax effect of reclassification adjustments...............................     4        17         2
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts..........................................................   (29)      (80)      (59)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts.......................................................................    10        28        21
                                                                                 -----     -----     -----
Net unrealized investment gains (losses), net of income tax.....................   583       142       239
Foreign currency translation adjustments, net of income tax.....................    (1)       --        --
                                                                                 -----     -----     -----
 Other comprehensive income (loss).............................................. $ 582     $ 142     $ 239
                                                                                 =====     =====     =====

12. OTHER EXPENSES

  Information on other expenses was as follows:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                ---------------------------
                                                                                   2011       2010     2009
                                                                                 -------   -------   ------
                                                                                     (IN MILLIONS)
Compensation................................................................... $   234    $   221   $  86
Commissions....................................................................   1,253        774     626
Volume-related costs...........................................................     121         92     270
Affiliated interest costs on ceded reinsurance.................................     211        102      47
Capitalization of DAC..........................................................  (1,367)      (880)   (727)
Amortization of DAC............................................................     788        423     196
Interest expense on debt and debt issuance costs...............................       3         --      --
Premium taxes, licenses & fees.................................................      56         34      29
Professional services..........................................................      16         13      --
Rent...........................................................................      25         25      --
Other..........................................................................     242        220      86
                                                                                 -------   -------   -----
  Total other expenses......................................................... $ 1,582    $ 1,024   $ 613
                                                                                 =======   =======   =====

                    METLIFE INVESTORS USA INSURANCE COMPANY
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


 CAPITALIZATION AND AMORTIZATION OF DAC

  See Note 5 for a rollforward of DAC including impacts of capitalization and amortization.

 INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 8).

 AFFILIATED EXPENSES

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 7 and 13 for discussion of affiliated expenses included in the table above.

13. RELATED PARTY TRANSACTIONS

 SERVICE AGREEMENTS

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------
                                                            2011      2010      2009
                                                           -------   -------  ------
                                                              (IN MILLIONS)
Compensation............................................. $   233   $   220   $  86
Commissions..............................................     951       507     400
Volume-related costs.....................................     177       134     249
Professional services....................................      16        13      --
Rent.....................................................      24        25      --
Other....................................................     245       224      80
                                                           -------   -------  -----
  Total other expenses................................... $ 1,646   $ 1,123   $ 815
                                                           =======   =======  =====

  Revenues received from affiliates related to these agreements were recorded as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------
                                                            2011      2010      2009
                                                          ------    ------    ------
                                                             (IN MILLIONS)
  Universal life and investment-type product policy fees. $ 115      $ 83      $ 59
  Other revenues......................................... $  97      $ 63      $ 39

  The Company had net receivables from affiliates of $149 million and $104 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Notes 2 and 7 for additional related party transactions.

14. SUBSEQUENT EVENT

  The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2011 consolidated financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2011.

3.   Statements of Operations for the year ended December 31, 2011.

4.   Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010.

5.   Notes to the Financial Statements.

The following consolidated financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2011 and 2010.

3.   Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and
     2009.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

6.   Notes to the Consolidated Financial Statements.




b.            Exhibits
              --------

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (6)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (6)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (6)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (12)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (13)

     (v)      Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement)
              (20)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)     Enhanced Dollar Cost Averaging Rider (1)

     (iii)    Three Month Market Entry Rider (1)

     (iv)     Death Benefit Rider - Principal Protection (1)

     (v)      Death Benefit Rider - Compounded-Plus (1)

     (vi)     Death Benefit Rider - (Annual Step-Up) (1)

     (vii)    Guaranteed Minimum Income Benefit Rider - (Living Benefit) (1)

     (viii)   Additional Death Benefit Rider - (Earnings Preservation Benefit) (1)

     (ix)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)

     (x)      Terminal Illness Rider (1)

     (xi)     Individual Retirement Annuity Endorsement (1)

     (xii)    Roth Individual Retirement Annuity Endorsement (1)

     (xiii)   401 Plan Endorsement (1)

     (xiv)    Tax Sheltered Annuity Endorsement (1)




     (xv)        Unisex Annuity Rates Rider (1)

     (xvi)       Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
                 formerly Security First Life Insurance Company) (3)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03) (5)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04) (6)

     (xix)       Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04) (6)

     (xx)        Individual Retirement Annuity Endorsement 8023.1 (9/02) (6)

     (xxi)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (6)

     (xxii)      401(a)/403(a) Plan Endorsement 8025.1 (9/02) (6)

     (xxiii)     Tax Sheltered Annuity Endorsement 8026.1 (9/02) (6)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 8276 (9/02) (6)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (05/05) (7)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (7)

     (xxvii)     Form of Three Month Market Entry Rider 8104-1 (05/05) (7)

     (xxviii)    Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05) (8)

     (xxix)      Purchase Payment Credit Rider 8030 (11/00) (9)

     (xxx)       Guaranteed Withdrawal Benefit Endorsement (EGWB) MLIU-GWB (11/05)-E (9)

     (xxxi)      Guaranteed Withdrawal Benefit Rider (GWB) MLIU-690-2 (11/05) (9)

     (xxxii)     Form of Contract Schedule (GMAB) 8028-4 (11/05) (10)

     (xxxiii)    Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05) (9)

     (xxxiv)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (10)

     (xxxv)      Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06) (12)

     (xxxvi)     Form of Contract Schedule 8028-5 (6/06)(LGWB) (12)

     (xxxvii)    Fixed Account Rider 8012 (11/00) (13)

     (xxxviii)   Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (15)

     (xxxix)     Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08) (15)

     (xl)        Guaranteed Minimum Income Benefit Rider -  Living Benefit MLIU-560-4 (4/08) (GMIB Plus II)
                  (15)

     (xli)       Form of Contract Schedule Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08)
                 (GMIB Plus II) (19)

     (xlii)      Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08) (LWG II) (15)

     (xliii)     Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/08) (LWG II)
                  (17)

     (xliv)      Form of Spousal Continuation Endorsement (GMIB&GMDB) MLIU-GMIB (2/10)-E (20)

     (xlv)       Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (21)


     (xlvi)      Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (23)

5.   (i)         Form of Variable Annuity Application (2)

     (ii)        Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA (6)

     (iii)       Form of Variable Annuity Application 8029 (1/05) APPAVA-105USAVA (7)

     (iv)        Form of Variable Annuity Application 8029 (4/05) APPAVA-1105USAVA (9)

     (v)         Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606 (12)

     (vi)        Form of Variable Annuity Application 8029 (10/07) APPUSAVA April 2008 (16)

6.   (i)         Copy of Restated Articles of Incorporation of the Company (6)





     (ii)       Copy of the Bylaws of the Company (6)

     (iii)      Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (6)

     (iv)       Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (6)

     (v)        Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (6)

     (vi)       Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (6)

     (vii)      Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (6)

     (viii)     Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (6)

7.   (i)(a)     Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                Insurance Company (effective April 1, 2001) (4)

     (i)(b)     Modified Coinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan
                Life Insurance Company, effective as of April 1, 2001 (Recapture of Reinsurance) (dated October 27,
                2004 and effective November 3, 2004) (24)

     (ii)(a)    Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                Reassurance Company, Ltd. (effective April 1, 2001) (made as of June 26, 2001) (4)

     (ii)(b)    Amendment No. 1 through Amendment No. 3 to Automatic Reinsurance Agreement Effective as of April
                1, 2001 between MetLife Investors USA Insurance Company (Cedent) and Exeter Reassurance
                Company, Ltd. (Reinsurer) (24)

     (ii)(c)    Amended and Restated Automatic Reinsurance Agreement between MetLife Investors USA Insurance
                Company and Exeter Reassurance Company, Ltd. (effective April 1, 2001 and amended and restated as of July 1, 2004) (24)

     (ii)(d)    Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement Effective as of
                April 1, 2001 Amended and Restated as of July 1, 2004 (Agreement) between MetLife Investors USA
                Insurance Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (24)

     (iii)(a)   Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife
                Insurance Company of Connecticut (effective as of January 1, 2011) (25)

     (iii)(b)   Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amended as of April 29, 2011 (25)

     (iii)(c)   Amendment No. 2 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amended as of December 1, 2011 (23)

8.   (i)        Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                Company and Security First Life Insurance Company (3)

     (ii)(a)    Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors USA Insurance Company (effective 02-12-01) (6)

     (ii)(b)    First Amendment to Participation Agreement (effective 02-12-01) Among Met Investors Series Trust,
                Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
                Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
                (effective 02-12-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
                Distribution Company and MetLife Investors USA Insurance Company (effective 05-01-09) (18)

     (ii)(c)    Amendment to Participation Agreement in effect Among Met Investors Series Trust, Met Investors
                Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance
                Company et al. (effective 04-30-10) (26)

     (iii)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004) (11)

     (iv)       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                Securities, Inc. and MetLife Investors USA Insurance Company (effective April 30, 2007) (13)

     (v)(a)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                Investors Distribution Company and MetLife Investors USA Insurance Company (effective August 31,
                2007) (14)







          (v)(b)   Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
                   Advisers, LLC, MetLife Distribution Company and MetLife Investors USA Insurance Company et al.
                   (effective 04-30-10) (26)

9.                 Opinion of Counsel (13)

10.                Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.                Not Applicable.

12.                Not Applicable.

13.                Powers of Attorney for Michael K. Farrell, Bennett D. Kleinberg, Susan A. Buffum, Paul A. Sylvester,
                   Elizabeth M. Forget, George Foulke, James J. Reilly, Jay S. Kaduson, and Jeffrey A. Tupper (22)

      (1)          incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
                   333-54464 and 811-03365) filed electronically on March 21, 2001.

      (3)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (4)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

      (5)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

      (6)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (7)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

      (8)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.

      (9)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

     (10)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

     (11)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

     (12)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

     (13)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                   Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

     (14)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on October 31, 2007.

     (15)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

     (16)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

     (17)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
                   Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.

     (18)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
                   Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

     (19)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
               333-156648 and 811-03365) filed electronically on January 9, 2009.

     (20)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
                   Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.







(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
         Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

(22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 36 to Form N-4 (File
         Nos. 333-54466 and 811-03365) filed electronically on April 20, 2011.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
         Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

(24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos. 333-54470 and 811-03365) filed electronically on April 11, 2012.

(25)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
         333-176374 and 811-03365) filed electronically on September 2, 2011.

(26)     incorporated herein by reference to Registrant's N-4 (File Nos. 333-179239 and 811-03365) filed electronically on January 30, 2012.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President, Chief Executive Officer
  10 Park Avenue
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                     Vice President-Finance (principal financial officer and
  501 Boylston Street                 principal accounting officer)
  Boston, MA 02116

  Jay S. Kaduson                      Director and Vice President
  10 Park Avenue
  Morristown, NY 07962

  Bennett D. Kleinberg                Director and Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Elizabeth M. Forget                 Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                       Director
  300 Davidson Avenue
  Somerset, NJ 08873

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Jeffrey A. Tupper                   Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Isaac Torres                        Secretary
  1095 Avenue of the Americas
  New York, NY 10036

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08873






Name and Principal Business Address     Positions and Offices with Depositor

  Enid M. Reichert                      Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal                 Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer                 Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                      Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Karen A. Johnson                      Vice President
  501 Boylston Street
  Boston, MA 02116

  Roberto Baron                         Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Gregory E. Illson                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Lisa S. Kuklinski                     Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Jeffrey P. Halperin                   Vice President
  334 Madison Avenue
  P O Box 1949
  Morristown, MJ 07960

  Marlene B. Debel                      Treasurer
  1095 Avenue of the Americas
  New York, NY 10036

  Mark S. Reilly                        Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Gene L. Lunman                        Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Robert L. Staffier                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Scott E. Andrews                      Vice President
  4700 Westown Pkwy., Suite 200
  West Des Moines, IA 50266

  Rashid Ismail                         Vice President
  5 Park Plaza, Suite 1900
  Irvine, CA 92614

  Manish P. Bhatt                       Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Michael F. Rogalski                   Vice President
  501 Route 22
  Bridgewater, NJ 08807

  William D. Cammarata                  Vice President
  18210 Crane Nest Drive
  Tampa, FL 33647






Name and Principal Business Address        Positions and Offices with Depositor

         Henry W. Blaylock                 Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Cynthia Mallett                   Vice President
         One Financial Center, 20th Floor
         Boston, MA 02111

         Sabrina K. Model                  Vice President
         501 Route 22
         Bridgewater, MJ 08807

         John J. Iwanicki                  Vice President
         18210 Crane Nest Drive
         Tampa, FL 33647

         Nan Tecotzky                      Vice President
         200 Park Avenue, 12th Floor
         New York, NY 10166

         Andrew Kaniuk                     Vice President
         501 Route 22
         Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2012, there were 384,474 owners of qualified contracts and 174,867 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Metropolitan Series Fund

Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------
Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614





NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------
Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest Drive
Tampa, FL 33647

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
200 Park Avenue, 40th Floor
New York, NY 10166


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                            (2)               (3)            (4)           (5)
                                            Net Underwriting
                                             Discounts And      Compensation    Brokerage       Other
Name of Principal Underwriter                 Commissions      On Redemption   Commissions   Compensation
----------------------------------------- ------------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $1,101,222,893         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on this 11th day of April 2012.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 11, 2012.



/s/ Michael K. Farrell*            Chairman of the Board, President and Chief Executive
--------------------------------   Officer
Michael K. Farrell

/s/ James. J. Reilly*              Vice President-Finance (principal financial officer and
--------------------------------   principal accounting officer)
James J. Reilly

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ George Foulke*                 Director
--------------------------------
George Foulke

/s/ Elizabeth M. Forget*           Director and Executive Vice President
--------------------------------
Elizabeth M. Forget

/s/ Jay S. Kaduson*                Director and Vice President
--------------------------------
Jay S. Kaduson

/s/ Bennett D. Kleinberg*          Director and Vice President
--------------------------------
Bennett D. Kleinberg

/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester

/s/ Jeffrey A. Tupper*             Director and Assistant Vice President
--------------------------------
Jeffrey A. Tupper


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 11, 2012


* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 (File Nos. 333-54466/811-03365) filed as Exhibit 13 on April 20, 2011.

                               INDEX TO EXHIBITS


10     Consent of Independent Registered Public Accounting Firm (Deloitte &
          Touche LLP)